UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the period ended February 28, 2025:
  John Hancock Disciplined Value Emerging Markets Equity Fund
  John Hancock Emerging Markets Debt Fund
  John Hancock Floating Rate Income Fund
  John Hancock Multi-Asset High Income Fund
  John Hancock Opportunistic Fixed Income Fund
  John Hancock Strategic Income Opportunities Fund

John Hancock Strategic Income Opportunities Fund
Class A/JIPAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class A/JIPAX)	$54	1.08%
Fund Statistics
Fund net assets	$2,815,307,778
Total number of portfolio holdings	534
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.2%
Foreign government obligations	20.4%
Term loans	7.9%
U.S. Government Agency	6.8%
U.S. Government	4.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	3.0%
Convertible bonds	2.4%
Municipal bonds	2.2%
Asset-backed securities	1.6%
Preferred securities	1.4%
Short-term investments and other	2.6%

Net Currency Exposure
United States Dollar	100.0%
Indonesian Rupiah	2.7%
Australian Dollar	1.7%
Philippine Peso	1.7%
Brazilian Real	1.5%
New Zealand Dollar	1.4%
Indian Rupee	1.2%
Other Currencies	0.9%
Japanese Yen	(1.0)%
Canadian Dollar	(1.1)%
Euro	(3.3)%
Singapore Dollar	(5.7)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278806
356SA-A
2/25
4/25

John Hancock Strategic Income Opportunities Fund
Class C/JIPCX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class C/JIPCX)	$89	1.78%
Fund Statistics
Fund net assets	$2,815,307,778
Total number of portfolio holdings	534
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.2%
Foreign government obligations	20.4%
Term loans	7.9%
U.S. Government Agency	6.8%
U.S. Government	4.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	3.0%
Convertible bonds	2.4%
Municipal bonds	2.2%
Asset-backed securities	1.6%
Preferred securities	1.4%
Short-term investments and other	2.6%

Net Currency Exposure
United States Dollar	100.0%
Indonesian Rupiah	2.7%
Australian Dollar	1.7%
Philippine Peso	1.7%
Brazilian Real	1.5%
New Zealand Dollar	1.4%
Indian Rupee	1.2%
Other Currencies	0.9%
Japanese Yen	(1.0)%
Canadian Dollar	(1.1)%
Euro	(3.3)%
Singapore Dollar	(5.7)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278806
356SA-C
2/25
4/25

John Hancock Strategic Income Opportunities Fund
Class I/JIPIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class I/JIPIX)	$39	0.78%
Fund Statistics
Fund net assets	$2,815,307,778
Total number of portfolio holdings	534
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.2%
Foreign government obligations	20.4%
Term loans	7.9%
U.S. Government Agency	6.8%
U.S. Government	4.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	3.0%
Convertible bonds	2.4%
Municipal bonds	2.2%
Asset-backed securities	1.6%
Preferred securities	1.4%
Short-term investments and other	2.6%

Net Currency Exposure
United States Dollar	100.0%
Indonesian Rupiah	2.7%
Australian Dollar	1.7%
Philippine Peso	1.7%
Brazilian Real	1.5%
New Zealand Dollar	1.4%
Indian Rupee	1.2%
Other Currencies	0.9%
Japanese Yen	(1.0)%
Canadian Dollar	(1.1)%
Euro	(3.3)%
Singapore Dollar	(5.7)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278806
356SA-I
2/25
4/25

John Hancock Strategic Income Opportunities Fund
Class NAV/JHSEX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class NAV/JHSEX)	$33	0.67%
Fund Statistics
Fund net assets	$2,815,307,778
Total number of portfolio holdings	534
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.2%
Foreign government obligations	20.4%
Term loans	7.9%
U.S. Government Agency	6.8%
U.S. Government	4.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	3.0%
Convertible bonds	2.4%
Municipal bonds	2.2%
Asset-backed securities	1.6%
Preferred securities	1.4%
Short-term investments and other	2.6%

Net Currency Exposure
United States Dollar	100.0%
Indonesian Rupiah	2.7%
Australian Dollar	1.7%
Philippine Peso	1.7%
Brazilian Real	1.5%
New Zealand Dollar	1.4%
Indian Rupee	1.2%
Other Currencies	0.9%
Japanese Yen	(1.0)%
Canadian Dollar	(1.1)%
Euro	(3.3)%
Singapore Dollar	(5.7)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278806
356SA-NAV
2/25
4/25

John Hancock Strategic Income Opportunities Fund
Class R2/JIPPX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R2/JIPPX)	$58	1.17%
Fund Statistics
Fund net assets	$2,815,307,778
Total number of portfolio holdings	534
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.2%
Foreign government obligations	20.4%
Term loans	7.9%
U.S. Government Agency	6.8%
U.S. Government	4.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	3.0%
Convertible bonds	2.4%
Municipal bonds	2.2%
Asset-backed securities	1.6%
Preferred securities	1.4%
Short-term investments and other	2.6%

Net Currency Exposure
United States Dollar	100.0%
Indonesian Rupiah	2.7%
Australian Dollar	1.7%
Philippine Peso	1.7%
Brazilian Real	1.5%
New Zealand Dollar	1.4%
Indian Rupee	1.2%
Other Currencies	0.9%
Japanese Yen	(1.0)%
Canadian Dollar	(1.1)%
Euro	(3.3)%
Singapore Dollar	(5.7)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278806
356SA-R2
2/25
4/25

John Hancock Strategic Income Opportunities Fund
Class R6/JIPRX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R6/JIPRX)	$34	0.68%
Fund Statistics
Fund net assets	$2,815,307,778
Total number of portfolio holdings	534
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.2%
Foreign government obligations	20.4%
Term loans	7.9%
U.S. Government Agency	6.8%
U.S. Government	4.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	3.0%
Convertible bonds	2.4%
Municipal bonds	2.2%
Asset-backed securities	1.6%
Preferred securities	1.4%
Short-term investments and other	2.6%

Net Currency Exposure
United States Dollar	100.0%
Indonesian Rupiah	2.7%
Australian Dollar	1.7%
Philippine Peso	1.7%
Brazilian Real	1.5%
New Zealand Dollar	1.4%
Indian Rupee	1.2%
Other Currencies	0.9%
Japanese Yen	(1.0)%
Canadian Dollar	(1.1)%
Euro	(3.3)%
Singapore Dollar	(5.7)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278806
356SA-R6
2/25
4/25

John Hancock Opportunistic Fixed Income Fund
Class 1/JIGDX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class 1/JIGDX)	$42	0.85%
Fund Statistics
Fund net assets	$126,024,704
Total number of portfolio holdings	1,096
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.5%
U.S. Government Agency	21.9%
Corporate bonds	10.1%
U.S. Government	9.7%
Convertible bonds	5.5%
Asset-backed securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.9%
Term loans	1.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Preferred securities	1.0%
Short-term investments	10.6%

Country Composition
United States	58.8%
New Zealand	4.3%
Mexico	3.3%
Norway	3.0%
Australia	2.9%
Brazil	2.7%
Colombia	2.4%
Germany	1.9%
United Kingdom	1.8%
Iceland	1.4%
Other countries	17.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4293638
476SA-1
2/25
4/25

John Hancock Opportunistic Fixed Income Fund
Class A/JABWX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class A/JABWX)	$58	1.16%
Fund Statistics
Fund net assets	$126,024,704
Total number of portfolio holdings	1,096
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.5%
U.S. Government Agency	21.9%
Corporate bonds	10.1%
U.S. Government	9.7%
Convertible bonds	5.5%
Asset-backed securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.9%
Term loans	1.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Preferred securities	1.0%
Short-term investments	10.6%

Country Composition
United States	58.8%
New Zealand	4.3%
Mexico	3.3%
Norway	3.0%
Australia	2.9%
Brazil	2.7%
Colombia	2.4%
Germany	1.9%
United Kingdom	1.8%
Iceland	1.4%
Other countries	17.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4293638
476SA-A
2/25
4/25

John Hancock Opportunistic Fixed Income Fund
Class C/JABOX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class C/JABOX)	$95	1.91%
Fund Statistics
Fund net assets	$126,024,704
Total number of portfolio holdings	1,096
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.5%
U.S. Government Agency	21.9%
Corporate bonds	10.1%
U.S. Government	9.7%
Convertible bonds	5.5%
Asset-backed securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.9%
Term loans	1.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Preferred securities	1.0%
Short-term investments	10.6%

Country Composition
United States	58.8%
New Zealand	4.3%
Mexico	3.3%
Norway	3.0%
Australia	2.9%
Brazil	2.7%
Colombia	2.4%
Germany	1.9%
United Kingdom	1.8%
Iceland	1.4%
Other countries	17.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4293638

476SA-C
2/25
4/25

John Hancock Opportunistic Fixed Income Fund
Class I/JABTX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class I/JABTX)	$45	0.91%
Fund Statistics
Fund net assets	$126,024,704
Total number of portfolio holdings	1,096
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.5%
U.S. Government Agency	21.9%
Corporate bonds	10.1%
U.S. Government	9.7%
Convertible bonds	5.5%
Asset-backed securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.9%
Term loans	1.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Preferred securities	1.0%
Short-term investments	10.6%

Country Composition
United States	58.8%
New Zealand	4.3%
Mexico	3.3%
Norway	3.0%
Australia	2.9%
Brazil	2.7%
Colombia	2.4%
Germany	1.9%
United Kingdom	1.8%
Iceland	1.4%
Other countries	17.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4293638

476SA-I
2/25
4/25

John Hancock Opportunistic Fixed Income Fund
Class R6/JABUX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class R6/JABUX)	$40	0.80%
Fund Statistics
Fund net assets	$126,024,704
Total number of portfolio holdings	1,096
Portfolio turnover rate	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.5%
U.S. Government Agency	21.9%
Corporate bonds	10.1%
U.S. Government	9.7%
Convertible bonds	5.5%
Asset-backed securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.9%
Term loans	1.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Preferred securities	1.0%
Short-term investments	10.6%

Country Composition
United States	58.8%
New Zealand	4.3%
Mexico	3.3%
Norway	3.0%
Australia	2.9%
Brazil	2.7%
Colombia	2.4%
Germany	1.9%
United Kingdom	1.8%
Iceland	1.4%
Other countries	17.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4293638
476SA-R6
2/25
4/25

John Hancock Multi-Asset High Income Fund
Class A/JIAFX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class A/JIAFX)	$44	0.88%
Fund Statistics
Fund net assets	$112,094,113
Total number of portfolio holdings	592
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	49.1%
Common stocks	31.8%
Term loans	5.7%
Preferred securities	2.5%
Asset-backed securities	2.0%
U.S. Government Agency	1.1%
Foreign government obligations	0.9%
Convertible bonds	0.3%
Capital preferred securities	0.2%
Short-term investments and other	6.4%

Country Composition
United States	65.8%
Canada	5.6%
United Kingdom	3.1%
Japan	2.6%
Hong Kong	1.9%
Switzerland	1.8%
Luxembourg	1.8%
France	1.5%
Netherlands	1.3%
Singapore	1.1%
Other countries	13.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278720
448SA-A
2/25
4/25

John Hancock Multi-Asset High Income Fund
Class C/JIAGX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class C/JIAGX)	$82	1.63%
Fund Statistics
Fund net assets	$112,094,113
Total number of portfolio holdings	592
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	49.1%
Common stocks	31.8%
Term loans	5.7%
Preferred securities	2.5%
Asset-backed securities	2.0%
U.S. Government Agency	1.1%
Foreign government obligations	0.9%
Convertible bonds	0.3%
Capital preferred securities	0.2%
Short-term investments and other	6.4%

Country Composition
United States	65.8%
Canada	5.6%
United Kingdom	3.1%
Japan	2.6%
Hong Kong	1.9%
Switzerland	1.8%
Luxembourg	1.8%
France	1.5%
Netherlands	1.3%
Singapore	1.1%
Other countries	13.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278720
448SA-C
2/25
4/25

John Hancock Multi-Asset High Income Fund
Class I/JIAIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class I/JIAIX)	$32	0.63%
Fund Statistics
Fund net assets	$112,094,113
Total number of portfolio holdings	592
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	49.1%
Common stocks	31.8%
Term loans	5.7%
Preferred securities	2.5%
Asset-backed securities	2.0%
U.S. Government Agency	1.1%
Foreign government obligations	0.9%
Convertible bonds	0.3%
Capital preferred securities	0.2%
Short-term investments and other	6.4%

Country Composition
United States	65.8%
Canada	5.6%
United Kingdom	3.1%
Japan	2.6%
Hong Kong	1.9%
Switzerland	1.8%
Luxembourg	1.8%
France	1.5%
Netherlands	1.3%
Singapore	1.1%
Other countries	13.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278720
448SA-I
2/25
4/25

John Hancock Multi-Asset High Income Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class NAV)	$26	0.52%
Fund Statistics
Fund net assets	$112,094,113
Total number of portfolio holdings	592
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	49.1%
Common stocks	31.8%
Term loans	5.7%
Preferred securities	2.5%
Asset-backed securities	2.0%
U.S. Government Agency	1.1%
Foreign government obligations	0.9%
Convertible bonds	0.3%
Capital preferred securities	0.2%
Short-term investments and other	6.4%

Country Composition
United States	65.8%
Canada	5.6%
United Kingdom	3.1%
Japan	2.6%
Hong Kong	1.9%
Switzerland	1.8%
Luxembourg	1.8%
France	1.5%
Netherlands	1.3%
Singapore	1.1%
Other countries	13.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278720
448SA-NAV
2/25
4/25

John Hancock Multi-Asset High Income Fund
Class R6/JIASX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class R6/JIASX)	$26	0.52%
Fund Statistics
Fund net assets	$112,094,113
Total number of portfolio holdings	592
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	49.1%
Common stocks	31.8%
Term loans	5.7%
Preferred securities	2.5%
Asset-backed securities	2.0%
U.S. Government Agency	1.1%
Foreign government obligations	0.9%
Convertible bonds	0.3%
Capital preferred securities	0.2%
Short-term investments and other	6.4%

Country Composition
United States	65.8%
Canada	5.6%
United Kingdom	3.1%
Japan	2.6%
Hong Kong	1.9%
Switzerland	1.8%
Luxembourg	1.8%
France	1.5%
Netherlands	1.3%
Singapore	1.1%
Other countries	13.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278720
448SA-R6
2/25
4/25

John Hancock Floating Rate Income Fund
Class 1/JFIHX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class 1/JFIHX)	$35	0.70%
Fund Statistics
Fund net assets	$1,114,695,557
Total number of portfolio holdings	468
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.6%
Corporate bonds	4.8%
Asset-backed securities	4.3%
Exchange-traded funds	2.2%
Common stocks	1.0%
Short-term investments and other	5.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278673
328SA-1
2/25
4/25

John Hancock Floating Rate Income Fund
Class A/JFIAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class A/JFIAX)	$50	1.00%
Fund Statistics
Fund net assets	$1,114,695,557
Total number of portfolio holdings	468
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.6%
Corporate bonds	4.8%
Asset-backed securities	4.3%
Exchange-traded funds	2.2%
Common stocks	1.0%
Short-term investments and other	5.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278673
328SA-A
2/25
4/25

John Hancock Floating Rate Income Fund
Class C/JFIGX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class C/JFIGX)	$88	1.75%
Fund Statistics
Fund net assets	$1,114,695,557
Total number of portfolio holdings	468
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.6%
Corporate bonds	4.8%
Asset-backed securities	4.3%
Exchange-traded funds	2.2%
Common stocks	1.0%
Short-term investments and other	5.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278673
328SA-C
2/25
4/25

John Hancock Floating Rate Income Fund
Class I/JFIIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class I/JFIIX)	$39	0.77%
Fund Statistics
Fund net assets	$1,114,695,557
Total number of portfolio holdings	468
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.6%
Corporate bonds	4.8%
Asset-backed securities	4.3%
Exchange-traded funds	2.2%
Common stocks	1.0%
Short-term investments and other	5.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278673
328SA-I
2/25
4/25

John Hancock Floating Rate Income Fund
Class NAV/JFIDX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class NAV/JFIDX)	$33	0.66%
Fund Statistics
Fund net assets	$1,114,695,557
Total number of portfolio holdings	468
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.6%
Corporate bonds	4.8%
Asset-backed securities	4.3%
Exchange-traded funds	2.2%
Common stocks	1.0%
Short-term investments and other	5.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278673
328SA-NAV
2/25
4/25

John Hancock Floating Rate Income Fund
Class R6/JFIRX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class R6/JFIRX)	$33	0.66%
Fund Statistics
Fund net assets	$1,114,695,557
Total number of portfolio holdings	468
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.6%
Corporate bonds	4.8%
Asset-backed securities	4.3%
Exchange-traded funds	2.2%
Common stocks	1.0%
Short-term investments and other	5.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278673
328SA-R6
2/25
4/25

John Hancock Disciplined Value Emerging Markets Equity Fund
Class A/JEVAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	$66	1.31%
Fund Statistics
Fund net assets	$123,718,049
Total number of portfolio holdings	203
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

Sector Composition
Financials	19.5%
Industrials	13.5%
Materials	12.7%
Information technology	11.9%
Consumer discretionary	11.6%
Communication services	8.4%
Consumer staples	6.7%
Health care	5.3%
Real estate	1.8%
Energy	0.8%
Utilities	0.6%
Short-term investments and other	7.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278650
368SA-A
2/25
4/25

John Hancock Disciplined Value Emerging Markets Equity Fund
Class C/JEVCX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	$102	2.01%
Fund Statistics
Fund net assets	$123,718,049
Total number of portfolio holdings	203
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

Sector Composition
Financials	19.5%
Industrials	13.5%
Materials	12.7%
Information technology	11.9%
Consumer discretionary	11.6%
Communication services	8.4%
Consumer staples	6.7%
Health care	5.3%
Real estate	1.8%
Energy	0.8%
Utilities	0.6%
Short-term investments and other	7.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278650
368SA-C
2/25
4/25

John Hancock Disciplined Value Emerging Markets Equity Fund
Class I/JEVIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	$51	1.01%
Fund Statistics
Fund net assets	$123,718,049
Total number of portfolio holdings	203
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

Sector Composition
Financials	19.5%
Industrials	13.5%
Materials	12.7%
Information technology	11.9%
Consumer discretionary	11.6%
Communication services	8.4%
Consumer staples	6.7%
Health care	5.3%
Real estate	1.8%
Energy	0.8%
Utilities	0.6%
Short-term investments and other	7.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278650
368SA-I
2/25
4/25

John Hancock Disciplined Value Emerging Markets Equity Fund
Class NAV/JEVNX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	$46	0.90%
Fund Statistics
Fund net assets	$123,718,049
Total number of portfolio holdings	203
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

Sector Composition
Financials	19.5%
Industrials	13.5%
Materials	12.7%
Information technology	11.9%
Consumer discretionary	11.6%
Communication services	8.4%
Consumer staples	6.7%
Health care	5.3%
Real estate	1.8%
Energy	0.8%
Utilities	0.6%
Short-term investments and other	7.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278650
368SA-NAV
2/25
4/25

John Hancock Disciplined Value Emerging Markets Equity Fund
Class R6/JEVRX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	$46	0.91%
Fund Statistics
Fund net assets	$123,718,049
Total number of portfolio holdings	203
Portfolio turnover rate	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

Sector Composition
Financials	19.5%
Industrials	13.5%
Materials	12.7%
Information technology	11.9%
Consumer discretionary	11.6%
Communication services	8.4%
Consumer staples	6.7%
Health care	5.3%
Real estate	1.8%
Energy	0.8%
Utilities	0.6%
Short-term investments and other	7.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278650
368SA-R6
2/25
4/25

John Hancock Emerging Markets Debt Fund
Class A/JMKAX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class A/JMKAX)	$60	1.18%
Fund Statistics
Fund net assets	$1,120,545,398
Total number of portfolio holdings	232
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	46.3%
Corporate bonds	45.0%
Private sector	27.2%
Quasi-sovereign	17.8%
U.S. Government and Agency obligations	1.6%
Common stocks	0.1%
Escrow certificates	0.1%
Short-term investments and other	6.9%
Country Composition
United States	9.4%
Indonesia	6.0%
Mexico	5.5%
Turkey	4.7%
India	4.3%
Egypt	4.2%
Saudi Arabia	4.2%
Argentina	4.0%
Luxembourg	3.7%
Peru	3.6%
Other countries	50.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278661
358SA-A
2/25
4/25

John Hancock Emerging Markets Debt Fund
Class C/JMKCX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class C/JMKCX)	$95	1.88%
Fund Statistics
Fund net assets	$1,120,545,398
Total number of portfolio holdings	232
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	46.3%
Corporate bonds	45.0%
Private sector	27.2%
Quasi-sovereign	17.8%
U.S. Government and Agency obligations	1.6%
Common stocks	0.1%
Escrow certificates	0.1%
Short-term investments and other	6.9%
Country Composition
United States	9.4%
Indonesia	6.0%
Mexico	5.5%
Turkey	4.7%
India	4.3%
Egypt	4.2%
Saudi Arabia	4.2%
Argentina	4.0%
Luxembourg	3.7%
Peru	3.6%
Other countries	50.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278661
358SA-C
2/25
4/25

John Hancock Emerging Markets Debt Fund
Class I/JMKIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class I/JMKIX)	$45	0.88%
Fund Statistics
Fund net assets	$1,120,545,398
Total number of portfolio holdings	232
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	46.3%
Corporate bonds	45.0%
Private sector	27.2%
Quasi-sovereign	17.8%
U.S. Government and Agency obligations	1.6%
Common stocks	0.1%
Escrow certificates	0.1%
Short-term investments and other	6.9%
Country Composition
United States	9.4%
Indonesia	6.0%
Mexico	5.5%
Turkey	4.7%
India	4.3%
Egypt	4.2%
Saudi Arabia	4.2%
Argentina	4.0%
Luxembourg	3.7%
Peru	3.6%
Other countries	50.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278661
358SA-I
2/25
4/25

John Hancock Emerging Markets Debt Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class NAV)	$38	0.76%
Fund Statistics
Fund net assets	$1,120,545,398
Total number of portfolio holdings	232
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	46.3%
Corporate bonds	45.0%
Private sector	27.2%
Quasi-sovereign	17.8%
U.S. Government and Agency obligations	1.6%
Common stocks	0.1%
Escrow certificates	0.1%
Short-term investments and other	6.9%
Country Composition
United States	9.4%
Indonesia	6.0%
Mexico	5.5%
Turkey	4.7%
India	4.3%
Egypt	4.2%
Saudi Arabia	4.2%
Argentina	4.0%
Luxembourg	3.7%
Peru	3.6%
Other countries	50.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278661
358SA-NAV
2/25
4/25

John Hancock Emerging Markets Debt Fund
Class R6/JEMIX
Semiannual SHAREHOLDER REPORT | February 28, 2025
This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class R6/JEMIX)	$39	0.77%
Fund Statistics
Fund net assets	$1,120,545,398
Total number of portfolio holdings	232
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	46.3%
Corporate bonds	45.0%
Private sector	27.2%
Quasi-sovereign	17.8%
U.S. Government and Agency obligations	1.6%
Common stocks	0.1%
Escrow certificates	0.1%
Short-term investments and other	6.9%
Country Composition
United States	9.4%
Indonesia	6.0%
Mexico	5.5%
Turkey	4.7%
India	4.3%
Egypt	4.2%
Saudi Arabia	4.2%
Argentina	4.0%
Luxembourg	3.7%
Peru	3.6%
Other countries	50.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4278661
358SA-R6
2/25
4/25
|
John Hancock Strategic Income Opportunities Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2025 for the following funds:

  John Hancock Disciplined Value Emerging Markets Equity Fund

  John Hancock Emerging Markets Debt Fund

  John Hancock Floating Rate Income Fund

  John Hancock Multi-Asset High Income Fund

  John Hancock Opportunistic Fixed Income Fund

  John Hancock Strategic Income Opportunities Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Emerging Markets Equity Fund
International equity
February 28, 2025

John Hancock
Disciplined Value Emerging Markets Equity Fund

2	Fund’s investments
10	Financial statements
14	Financial highlights
19	Notes to financial statements
1	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Shares	Value
Common stocks 90.9%		$112,524,142
(Cost $122,878,122)
Austria 2.5%		3,030,129
Erste Group Bank AG	45,111	3,030,129
Brazil 5.4%		6,669,444
Embraer SA (A)	53,100	628,796
Hypera SA	39,200	126,835
Itau Unibanco Holding SA, ADR	152,155	835,331
JBS SA	59,500	313,182
Localiza Rent a Car SA	189,800	905,859
Rede D’Or Sao Luiz SA (B)	239,200	1,104,659
Suzano SA	204,700	1,957,769
TIM SA	290,200	797,013
Chile 1.7%		2,126,310
Cencosud SA	53,383	140,893
Sociedad Quimica y Minera de Chile SA, ADR (C)	51,744	1,985,417
China 25.7%		31,819,658
AAC Technologies Holdings, Inc.	123,500	716,544
Alibaba Group Holding, Ltd.	55,700	920,982
Angel Yeast Company, Ltd., Class A	173,200	856,532
Aowei Holdings, Ltd. (A)	9,105,000	878,082
BYD Company, Ltd., H Shares	25,500	1,221,979
Central China Management Company, Ltd. (A)(D)	54,538	694
Chervon Holdings, Ltd.	53,100	129,291
China Animal Healthcare, Ltd. (A)(D)	182,000	0
China Dili Group (A)(D)	120,400	7,152
China Feihe, Ltd. (B)	1,546,000	1,116,434
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	0
China Jushi Company, Ltd., Class A	486,100	761,925
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	0
China Zhongwang Holdings, Ltd. (A)(D)	54,200	0
Contemporary Amperex Technology Company, Ltd., Class A	49,400	1,802,125
CT Environmental Group, Ltd. (A)(D)	154,000	0
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	0
Ginlong Technologies Company, Ltd., Class A	15,400	109,281
Goldwind Science & Technology Company, Ltd., H Shares	219,400	145,246
Great Wall Motor Company, Ltd., H Shares	112,000	186,049
Hangzhou Chang Chuan Technology Company, Ltd., Class A	44,000	268,537
Hangzhou GreatStar Industrial Company, Ltd., Class A	399,400	1,699,485
Harmonicare Medical Holdings, Ltd. (A)(B)(D)	44,000	0
Hongfa Technology Company, Ltd., Class A	54,200	251,182
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	2

	Shares	Value
China (continued)
HOSA International, Ltd. (A)(D)	86,000	$0
Hoymiles Power Electronics, Inc., Class A	8,070	118,639
J&T Global Express, Ltd. (A)	1,374,200	1,135,118
JD Logistics, Inc. (A)(B)	476,600	854,141
JD.com, Inc., ADR	53,194	2,228,829
Link Motion, Inc., ADR (A)(D)	6,959	0
Ningbo Deye Technology Company, Ltd., Class A	9,700	123,441
Pharmaron Beijing Company, Ltd., H Shares (B)	319,200	632,248
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	666,300	1,514,171
Quectel Wireless Solutions Company, Ltd., Class A	35,900	404,675
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Shenzhen Topband Company, Ltd., Class A	691,800	1,565,586
Silergy Corp.	11,000	148,370
STO Express Company, Ltd., Class A	1,216,500	1,926,078
Sunny Optical Technology Group Company, Ltd.	61,900	693,230
Sunwoda Electronic Company, Ltd., Class A	81,400	273,280
Tencent Holdings, Ltd.	27,400	1,686,374
Tenwow International Holdings, Ltd. (A)(D)	177,000	0
Tian Shan Development Holding, Ltd. (A)(D)	32,000	0
Tingyi Cayman Islands Holding Corp.	384,000	558,934
Tongcheng Travel Holdings, Ltd.	388,000	869,164
Venus MedTech Hangzhou, Inc., H Shares (A)(B)(D)	6,000	3,035
WuXi AppTec Company, Ltd., Class A	115,400	973,959
WuXi AppTec Company, Ltd., H Shares (B)(C)	226,900	1,737,271
Wuxi NCE Power Company, Ltd., Class A	38,300	177,476
Youyuan International Holdings, Ltd. (A)(D)	26,000	0
Yunnan Yuntianhua Company, Ltd., Class A	538,600	1,550,021
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhejiang Jingxin Pharmaceutical Company, Ltd., Class A	209,700	372,149
Zhejiang NHU Company, Ltd., Class A	413,100	1,201,949
Zhongtian Financial Group Company, Ltd., Class A (A)(D)	101,900	0
Greece 0.6%		790,152
FF Group (A)(D)	6,657	0
Hellenic Telecommunications Organization SA	18,845	294,043
OPAP SA	27,911	496,109
Hong Kong 5.5%		6,862,953
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Cathay Pacific Airways, Ltd.	435,000	574,883
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	68,727
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	0
China Lumena New Materials Corp. (A)(D)	31,800	0
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
3	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
China Properties Group, Ltd. (A)(D)	19,000	$912
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Geely Automobile Holdings, Ltd.	1,471,000	3,326,006
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,111,910	0
Nan Hai Corp., Ltd. (A)(D)	1,900,000	0
REXLot Holdings, Ltd. (A)(D)	2,065,304	0
SMI Holdings Group, Ltd. (A)(D)	228,889	0
Tech Pro Technology Development, Ltd. (A)(D)	966,000	0
Techtronic Industries Company, Ltd.	125,000	1,749,338
WH Group, Ltd. (B)	1,399,000	1,143,087
Hungary 0.1%		116,695
Richter Gedeon NYRT	4,189	116,695
India 2.8%		3,475,675
Chambal Fertilisers & Chemicals, Ltd.	61,134	375,915
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	6,976
UPL, Ltd.	131,722	952,061
UPL, Ltd., Partly Paid Shares (A)(D)	25,271	76,257
Wipro, Ltd.	367,121	1,176,036
Wipro, Ltd., ADR	271,691	888,430
Indonesia 0.0%		21,752
Bakrie Telecom Tbk PT (A)(D)	22,579,900	0
Hanson International Tbk PT (A)(D)	4,000,200	0
Inovisi Infracom Tbk PT (A)(D)	671,012	0
Pool Advista Indonesia Tbk PT (A)(D)	37,300	112
Rimo International Lestari Tbk PT (A)(D)	2,464,700	7,433
Sri Rejeki Isman Tbk PT (A)(D)	937,100	8,252
Sugih Energy Tbk PT (A)(D)	8,409,300	0
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Trada Alam Minera Tbk PT (A)(D)	1,919,200	2,604
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Waskita Karya Persero Tbk PT (A)(D)	458,390	3,351
Israel 1.0%		1,226,167
ICL Group, Ltd.	139,221	843,799
ICL Group, Ltd. (New York Stock Exchange) (C)	63,411	382,368
Malaysia 0.9%		1,156,446
AMMB Holdings BHD	788,900	1,019,275
CIMB Group Holdings BHD	78,100	137,171
Mexico 7.6%		9,359,938
Alpek SAB de CV	438,900	278,023
America Movil SAB de CV	408,500	290,366
America Movil SAB de CV, ADR	20,828	296,382
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	4

	Shares	Value
Mexico (continued)
Arca Continental SAB de CV	115,100	$1,190,367
Cemex SAB de CV, ADR (A)	139,286	863,573
Coca-Cola Femsa SAB de CV, ADR	8,403	749,043
Fibra Uno Administracion SA de CV	118,300	128,867
Genomma Lab Internacional SAB de CV, Class B	414,200	519,513
Gruma SAB de CV, Class B	11,650	200,857
Grupo Comercial Chedraui SA de CV	20,600	118,224
Grupo Financiero Banorte SAB de CV, Series O	333,900	2,360,725
Grupo KUO SAB de CV, Series B	136,788	299,477
Kimberly-Clark de Mexico SAB de CV, Class A	405,000	608,466
Organizacion Soriana SAB de CV, Series B (A)	297,958	400,969
Prologis Property Mexico SA de CV	41,900	132,464
Vista Energy SAB de CV, ADR (A)	18,169	922,622
Netherlands 0.1%		117,645
NEPI Rockcastle NV (A)	16,299	117,645
Peru 0.0%		4
Fossal SAA, ADR (A)	2	4
Philippines 0.0%		4,209
ACR Mining Corp. (A)(D)	3,145	263
Phoenix Petroleum Philippines, Inc. (A)(D)	68,600	3,946
Poland 0.0%		20
TEN Square Games SA (A)	1	20
Russia 0.0%		0
Gazprom PJSC, ADR (A)(D)	30,453	0
Magnitogorsk Iron & Steel Works PJSC, GDR (A)(D)	2,363	0
MMC Norilsk Nickel PJSC, ADR (A)(D)	5,418	0
Novatek PJSC, GDR (A)(D)	143	0
PhosAgro PJSC, GDR (A)(D)	13	0
Rostelecom PJSC, ADR (A)(D)	3,714	0
RusHydro PJSC, ADR (A)(D)	28,619	0
Sberbank of Russia PJSC, ADR (A)(D)	23,885	0
Severstal PAO, GDR (A)(D)	2,129	0
VTB Bank PJSC, GDR (A)(D)	23,800	0
Saudi Arabia 4.1%		5,131,165
Al Rajhi Bank	102,305	2,722,854
Jarir Marketing Company	115,547	389,682
Riyad Bank	226,474	1,779,844
SABIC Agri-Nutrients Company	8,275	238,785
Singapore 5.3%		6,492,827
DBS Group Holdings, Ltd.	107,600	3,674,806
5	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
Oversea-Chinese Banking Corp., Ltd.	220,700	$2,818,021
South Africa 0.5%		652,006
Life Healthcare Group Holdings, Ltd.	193,570	152,880
Vodacom Group, Ltd.	78,994	499,126
South Korea 13.7%		16,953,829
Chorokbaem Media Company, Ltd. (A)(D)	888	3,278
Coway Company, Ltd.	13,618	754,033
Ehwa Technologies Information Company, Ltd. (A)(D)	6,572	4,039
Hana Financial Group, Inc.	20,859	850,640
Hankook Tire & Technology Company, Ltd. (A)	12,930	335,387
Hyundai Glovis Company, Ltd.	12,496	1,114,904
Hyundai Mobis Company, Ltd.	10,287	1,731,062
Hyundai Rotem Company, Ltd. (A)	26,110	1,400,207
Jeil Savings Bank (A)(D)	1,850	0
KEPCO Plant Service & Engineering Company, Ltd. (A)	3,149	90,523
Korea Electric Power Corp.	42,518	620,635
Korean Air Lines Company, Ltd.	124,729	2,020,853
Krafton, Inc. (A)	637	149,873
KT Corp.	31,049	997,532
KT Corp., ADR (C)	31,229	535,890
NAVER Corp.	32,877	4,670,984
Samsung Electronics Company, Ltd.	13,017	487,101
Samsung Fire & Marine Insurance Company, Ltd.	3,660	958,299
Sewon E&C Company, Ltd. (A)(D)	4,490	780
Shinhan Financial Group Company, Ltd.	3,537	111,872
SK Telecom Company, Ltd.	3,031	115,937
Taiwan 5.5%		6,819,681
Eva Airways Corp.	938,000	1,217,768
Genius Electronic Optical Company, Ltd.	21,000	301,056
Pharmally International Holding Company, Ltd. (A)(D)	3,533	0
Prodisc Technology, Inc. (A)(D)	540,000	0
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)(D)	58,353	0
Taiwan Semiconductor Manufacturing Company, Ltd.	111,000	3,385,614
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	10,609	1,915,243
Wintek Corp. (A)(D)	819,661	0
Thailand 3.4%		4,195,626
Cal-Comp Electronics Thailand PCL	320,014	55,385
Com7 PCL, NVDR	180,700	116,310
CP ALL PCL, NVDR	388,400	614,199
Group Lease PCL, NVDR (A)(D)	54,000	1,027
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	6

	Shares	Value
Thailand (continued)
Hana Microelectronics PCL	19,800	$9,404
Indorama Ventures PCL, NVDR	1,460,200	820,594
Kasikornbank PCL, NVDR	87,600	389,172
Krung Thai Bank PCL, NVDR	2,766,100	1,823,760
Mega Lifesciences PCL	11,600	11,065
Ngern Tid Lor PCL	33,716	17,128
Polyplex Thailand PCL	14,100	4,134
Star Petroleum Refining PCL	71,900	11,404
Thai Beverage PCL	844,100	322,044
Turkey 0.0%		0
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	0
United Arab Emirates 2.8%		3,461,132
Abu Dhabi Commercial Bank PJSC	298,622	930,644
Abu Dhabi Islamic Bank PJSC	152,235	704,951
Emaar Properties PJSC	494,204	1,825,537
United Kingdom 0.7%		820,199
Hikma Pharmaceuticals PLC	30,080	820,199
United States 1.0%		1,220,480
Cognizant Technology Solutions Corp., Class A	2,275	189,576

The Mosaic Company	43,098	1,030,904
Preferred securities 1.9%		$2,345,155
(Cost $2,505,947)
South Korea 1.9%		2,345,155
Samsung Electronics Company, Ltd. (D)	76,318	2,345,155

	Yield (%)	Shares	Value
Short-term investments 8.8%			$10,868,510
(Cost $10,867,917)
Short-term funds 8.8%			10,868,510
Fidelity Government Portfolio, Institutional Class	4.2857(E)	7,246,384	7,246,384
John Hancock Collateral Trust (F)	4.3522(E)	362,079	3,622,126

Total investments (Cost $136,251,986) 101.6%	$125,737,807
Other assets and liabilities, net (1.6%)	(2,019,758)
Total net assets 100.0%	$123,718,049

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
7	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 2-28-25.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 2-28-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 2-28-25:
Financials	19.5%
Industrials	13.5%
Materials	12.7%
Information technology	11.9%
Consumer discretionary	11.6%
Communication services	8.4%
Consumer staples	6.7%
Health care	5.3%
Real estate	1.8%
Energy	0.8%
Utilities	0.6%
Short-term investments and other	7.2%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	8

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ninebot, Ltd., CDR	USD SOFR Compounded OIS + 1.00%	At Maturity	USD	1,005,671	Jan 2026	HSBC	—	$193,819	$193,819
Receive	Jeronimo Martins SGPS SA	EUR ESTR Compounded OIS + 0.35%	At Maturity	EUR	1,306,653	Dec 2027	HSBC	—	107,721	107,721
								—	$301,540	$301,540
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
CDR	Chinese Depositary Receipt
ESTR	Euro Short-Term Rate
HSBC	HSBC Bank PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $137,039,281. Net unrealized depreciation aggregated to $10,999,934, of which $13,674,134 related to gross unrealized appreciation and $24,674,068 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
9	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $132,630,453) including $3,467,869 of securities loaned	$122,115,681
Affiliated investments, at value (Cost $3,621,533)	3,622,126
Total investments, at value (Cost $136,251,986)	125,737,807
Swap contracts, at value	301,540
Cash	1,439
Foreign currency, at value (Cost $383,804)	381,541
Collateral segregated at custodian for OTC derivative contracts	1,880,000
Dividends and interest receivable	256,913
Receivable for fund shares sold	154,463
Receivable for investments sold	306,305
Receivable for securities lending income	5,558
Receivable from affiliates	1,977
Other assets	49,536
Total assets	129,077,079
Liabilities
Payable for investments purchased	1,463,634
Payable for fund shares repurchased	186,963
Payable upon return of securities loaned	3,621,149
Payable to affiliates
Accounting and legal services fees	4,515
Transfer agent fees	5,638
Trustees’ fees	101
Other liabilities and accrued expenses	77,030
Total liabilities	5,359,030
Net assets	$123,718,049
Net assets consist of
Paid-in capital	$133,670,979
Total distributable earnings (loss)	(9,952,930)
Net assets	$123,718,049
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	10

STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($31,375,832 ÷ 3,493,196 shares)[1]	$8.98
Class C ($694,180 ÷ 76,879 shares)[1]	$9.03
Class I ($32,397,512 ÷ 3,614,997 shares)	$8.96
Class R6 ($1,287,435 ÷ 144,040 shares)	$8.94
Class NAV ($57,963,090 ÷ 6,476,465 shares)	$8.95
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.45

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
11	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Dividends	$1,296,154
Interest	29,413
Securities lending	15,853
Less foreign taxes withheld	(139,797)
Total investment income	1,201,623
Expenses
Investment management fees	522,640
Distribution and service fees	53,584
Accounting and legal services fees	13,916
Transfer agent fees	45,164
Trustees’ fees	2,117
Custodian fees	60,377
State registration fees	36,255
Printing and postage	15,368
Professional fees	52,800
Other	31,375
Total expenses	833,596
Less expense reductions	(112,952)
Net expenses	720,644
Net investment income	480,979
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,797,923
Affiliated investments	459
Swap contracts	9,938
1,808,320
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,856,552
Affiliated investments	718
Swap contracts	301,540
4,158,810
Net realized and unrealized gain	5,967,130
Increase in net assets from operations	$6,448,109
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	12

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$480,979	$2,612,862
Net realized gain	1,808,320	26,731,282
Change in net unrealized appreciation (depreciation)	4,158,810	(26,256,390)
Increase in net assets resulting from operations	6,448,109	3,087,754
Distributions to shareholders
From earnings
Class A	(6,601,678)	(1,056,553)
Class C	(152,842)	(25,090)
Class I	(8,548,165)	(2,263,667)
Class R6	(270,616)	(23,089)
Class NAV	(11,458,954)	(1,881,018)
Total distributions	(27,032,255)	(5,249,417)
From fund share transactions	(10,751,420)	(19,381,756)
Total decrease	(31,335,566)	(21,543,419)
Net assets
Beginning of period	155,053,615	176,597,034
End of period	$123,718,049	$155,053,615
13	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.81	$10.94	$10.54	$13.27	$10.51	$10.10
Net investment income[2]	0.02[3]	0.13	0.18	0.25	0.11	0.13
Net realized and unrealized gain (loss) on investments	0.36	0.04	0.41	(2.65)	2.78	0.50
Total from investment operations	0.38	0.17	0.59	(2.40)	2.89	0.63
Less distributions
From net investment income	(0.11)	(0.30)	(0.19)	(0.33)	(0.13)	(0.22)
From net realized gain	(2.10)	—	—	—	—	—
Total distributions	(2.21)	(0.30)	(0.19)	(0.33)	(0.13)	(0.22)
Net asset value, end of period	$8.98	$10.81	$10.94	$10.54	$13.27	$10.51
Total return (%)[4,5]	4.61[6]	1.12	5.73	(18.46)	27.61	6.11
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$34	$40	$43	$57	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48[7]	1.58	1.55	1.49	1.54	1.57
Expenses including reductions	1.31[7]	1.41	1.42	1.42	1.51	1.56
Net investment income	0.43[3,7]	1.19	1.74	2.09	0.87	1.30
Portfolio turnover (%)	91	194[8]	21	24	10	14

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	14

CLASS C SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.81	$10.95	$10.54	$13.26	$10.52	$10.11
Net investment income (loss)[2]	(0.01)[3]	0.05	0.11	0.16	0.02	0.06
Net realized and unrealized gain (loss) on investments	0.36	0.03	0.41	(2.65)	2.78	0.50
Total from investment operations	0.35	0.08	0.52	(2.49)	2.80	0.56
Less distributions
From net investment income	(0.03)	(0.22)	(0.11)	(0.23)	(0.06)	(0.15)
From net realized gain	(2.10)	—	—	—	—	—
Total distributions	(2.13)	(0.22)	(0.11)	(0.23)	(0.06)	(0.15)
Net asset value, end of period	$9.03	$10.81	$10.95	$10.54	$13.26	$10.52
Total return (%)[4,5]	4.29[6]	0.34	5.14	(19.08)	26.65	5.40
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.18[7]	2.28	2.25	2.19	2.24	2.27
Expenses including reductions	2.01[7]	2.11	2.12	2.12	2.21	2.26
Net investment income (loss)	(0.27)[3,7]	0.43	1.03	1.36	0.12	0.59
Portfolio turnover (%)	91	194[8]	21	24	10	14

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
15	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.81	$10.94	$10.54	$13.27	$10.51	$10.10
Net investment income[2]	0.04[3]	0.17	0.24	0.28	0.15	0.15
Net realized and unrealized gain (loss) on investments	0.36	0.03	0.38	(2.64)	2.77	0.51
Total from investment operations	0.40	0.20	0.62	(2.36)	2.92	0.66
Less distributions
From net investment income	(0.15)	(0.33)	(0.22)	(0.37)	(0.16)	(0.25)
From net realized gain	(2.10)	—	—	—	—	—
Total distributions	(2.25)	(0.33)	(0.22)	(0.37)	(0.16)	(0.25)
Net asset value, end of period	$8.96	$10.81	$10.94	$10.54	$13.27	$10.51
Total return (%)[4]	4.74[5]	1.40	6.07	(18.20)	27.93	6.41
Ratios and supplemental data
Net assets, end of period (in millions)	$32	$62	$67	$38	$46	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[6]	1.28	1.25	1.19	1.24	1.27
Expenses including reductions	1.01[6]	1.11	1.12	1.12	1.21	1.26
Net investment income	0.72[3,6]	1.53	2.30	2.32	1.21	1.43
Portfolio turnover (%)	91	194[7]	21	24	10	14

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	16

CLASS R6 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.79	$10.93	$10.52	$13.26	$10.49	$10.09
Net investment income[2]	0.04[3]	0.21	0.22	0.29	0.06	0.18
Net realized and unrealized gain (loss) on investments	0.37	(0.01)[4]	0.43	(2.65)	2.88	0.48
Total from investment operations	0.41	0.20	0.65	(2.36)	2.94	0.66
Less distributions
From net investment income	(0.16)	(0.34)	(0.24)	(0.38)	(0.17)	(0.26)
From net realized gain	(2.10)	—	—	—	—	—
Total distributions	(2.26)	(0.34)	(0.24)	(0.38)	(0.17)	(0.26)
Net asset value, end of period	$8.94	$10.79	$10.93	$10.52	$13.26	$10.49
Total return (%)[5]	4.80[6]	1.53	6.30	(18.20)	28.20	6.42
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[7]	1.17	1.15	1.08	1.13	1.16
Expenses including reductions	0.91[7]	1.00	1.01	1.01	1.10	1.15
Net investment income	0.84[3,7]	1.85	2.14	2.38	0.53	1.75
Portfolio turnover (%)	91	194[8]	21	24	10	14

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
17	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.81	$10.94	$10.54	$13.28	$10.51	$10.10
Net investment income[2]	0.04[3]	0.18	0.23	0.30	0.16	0.18
Net realized and unrealized gain (loss) on investments	0.36	0.03	0.41	(2.66)	2.78	0.49
Total from investment operations	0.40	0.21	0.64	(2.36)	2.94	0.67
Less distributions
From net investment income	(0.16)	(0.34)	(0.24)	(0.38)	(0.17)	(0.26)
From net realized gain	(2.10)	—	—	—	—	—
Total distributions	(2.26)	(0.34)	(0.24)	(0.38)	(0.17)	(0.26)
Net asset value, end of period	$8.95	$10.81	$10.94	$10.54	$13.28	$10.51
Total return (%)[4]	4.81[5]	1.53	6.21	(18.15)	28.16	6.53
Ratios and supplemental data
Net assets, end of period (in millions)	$58	$57	$67	$76	$91	$75
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[6]	1.17	1.14	1.07	1.12	1.14
Expenses including reductions	0.90[6]	1.00	1.01	1.00	1.09	1.14
Net investment income	0.85[3,6]	1.61	2.16	2.55	1.30	1.77
Portfolio turnover (%)	91	194[7]	21	24	10	14

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period as a result of reassignment to Boston Partners Global Investors, Inc. as subadvisor of the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	18

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a
19	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Austria	$3,030,129	—	$3,030,129	—
Brazil	6,669,444	$6,669,444	—	—
Chile	2,126,310	1,985,417	140,893	—
China	31,819,658	2,228,829	29,579,948	$10,881
Greece	790,152	—	790,152	—
Hong Kong	6,862,953	—	6,793,314	69,639
Hungary	116,695	—	116,695	—
India	3,475,675	888,430	2,504,012	83,233
Indonesia	21,752	—	—	21,752
Israel	1,226,167	382,368	843,799	—
Malaysia	1,156,446	—	1,156,446	—
Mexico	9,359,938	9,359,938	—	—
Netherlands	117,645	—	117,645	—
Peru	4	—	4	—
Philippines	4,209	—	—	4,209
Poland	20	—	20	—
Russia	—	—	—	—
Saudi Arabia	5,131,165	—	5,131,165	—
Singapore	6,492,827	—	6,492,827	—
South Africa	652,006	—	652,006	—
South Korea	16,953,829	535,890	16,409,842	8,097
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	20

	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Taiwan	$6,819,681	$1,915,243	$4,904,438	—
Thailand	4,195,626	—	4,194,599	$1,027
Turkey	—	—	—	—
United Arab Emirates	3,461,132	—	3,461,132	—
United Kingdom	820,199	—	820,199	—
United States	1,220,480	1,220,480	—	—
Preferred securities	2,345,155	—	2,345,155	—
Short-term investments	10,868,510	10,868,510	—	—
Total investments in securities	$125,737,807	$36,054,549	$89,484,420	$198,838
Derivatives:
Assets
Swap contracts	$301,540	—	$301,540	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
21	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2025, the fund loaned securities valued at $3,467,869 and received $3,621,149 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2025 were $444.
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	22

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, foreign currency transactions, foreign capital gains tax reclass and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC
23	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended February 28, 2025, the fund used total return swaps to gain exposure to a security or
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	24

market without investing directly in such security or market and to exchange the risk/return of one market with another. The fund held total return swaps with total USD notional amounts ranging up to $2.4 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Swap contracts, at value	Total return swaps	$301,540	—
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Swap contracts
Equity	$9,938
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Swap contracts
Equity	$301,540
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.780% of the first $100 million of the fund’s aggregate net assets; (b) 0.750% of the next $900 million of the fund’s aggregate net assets; (c) 0.740% of the next $1 billion of the fund’s aggregate net assets; and (d) 0.730% of the excess over
25	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

$2 billion of the fund’s aggregate net assets. Aggregate net assets include the net assets of the fund and Disciplined Value Emerging Markets Equity Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.87% of average daily net assets of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly; and (i) short dividend expense. The agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$27,508
Class C	658
Class I	36,195
Class	Expense reduction
Class R6	$1,095
Class NAV	47,496
Total	$112,952

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.59% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	26

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $44,435 for the six months ended February 28, 2025. Of this amount, $581 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $43,854 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor amounted to $8 and $77 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$49,556	$18,569
Class C	4,028	453
Class I	—	26,116
Class R6	—	26
Total	$53,584	$45,164
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$2,425,000	4	4.821%	$(1,299)
Lender	2,000,000	4	4.805%	1,068
27	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	81,805	$810,541	189,637	$2,110,802
Distributions reinvested	747,642	6,497,013	94,976	1,042,831
Repurchased	(516,660)	(5,095,215)	(765,217)	(8,470,773)
Net increase (decrease)	312,787	$2,212,339	(480,604)	$(5,317,140)
Class C shares
Sold	360	$3,600	16,130	$182,040
Distributions reinvested	17,468	152,842	2,275	25,090
Repurchased	(26,063)	(260,576)	(50,180)	(559,645)
Net decrease	(8,235)	$(104,134)	(31,775)	$(352,515)
Class I shares
Sold	392,227	$3,977,308	3,688,477	$40,696,490
Distributions reinvested	984,417	8,534,891	206,318	2,261,247
Repurchased	(3,454,359)	(35,571,836)	(4,335,270)	(47,590,089)
Net decrease	(2,077,715)	$(23,059,637)	(440,475)	$(4,632,352)
Class R6 shares
Sold	14,358	$153,234	87,895	$991,649
Distributions reinvested	31,311	270,530	2,111	23,076
Repurchased	(21,803)	(216,633)	(37,333)	(407,541)
Net increase	23,866	$207,131	52,673	$607,184
Class NAV shares
Sold	390,381	$3,853,411	952,269	$10,351,937
Distributions reinvested	1,324,735	11,458,954	171,939	1,881,018
Repurchased	(505,833)	(5,319,484)	(2,018,960)	(21,919,888)
Net increase (decrease)	1,209,283	$9,992,881	(894,752)	$(9,686,933)
Total net decrease	(540,014)	$(10,751,420)	(1,794,933)	$(19,381,756)
Affiliates of the fund owned 31% of shares of Class NAV on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $122,057,533 and $163,784,167, respectively, for the six months ended February 28, 2025.
| JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund	28

Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	362,079	$1,624,466	$16,054,414	$(14,057,931)	$459	$718	$15,853	—	$3,622,126

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
29	JOHN HANCOCK Disciplined Value Emerging Markets Equity Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278650	368SA 2/25
4/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Emerging Markets Debt Fund
Fixed income
February 28, 2025

John Hancock
Emerging Markets Debt Fund

2	Fund’s investments
14	Financial statements
18	Financial highlights
23	Notes to financial statements
1	JOHN HANCOCK EMERGING MARKETS DEBT FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 1.6%				$17,565,625
(Cost $16,904,779)
U.S. Government 1.6%				17,565,625
U.S. Treasury
Bond	4.625	11-15-44	6,750,000	6,823,828

Note	4.250	11-15-34	10,700,000	10,741,797
Foreign government obligations 46.3%				$519,132,170
(Cost $534,038,844)
Argentina 4.0%				44,659,187
Provincia de Buenos Aires
Bond	6.375	09-01-37	2,890,200	1,907,532
Bond (A)	6.625	09-01-37	10,298,103	6,796,748
Provincia de Rio Negro
Bond (A)	6.875	03-10-28	1,720,605	1,514,133
Republic of Argentina
Bond (0.750% to 7-9-27, then 1.750% thereafter)	0.750	07-09-30	16,720,000	12,171,826
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter) (B)	4.125	07-09-35	35,207,840	22,268,948
Bahrain 2.6%				29,253,897
Kingdom of Bahrain
Bond (A)	5.250	01-25-33	6,000,000	5,471,700
Bond	5.250	01-25-33	1,800,000	1,641,510
Bond	6.750	09-20-29	4,400,000	4,488,440
Bond (A)	7.375	05-14-30	8,200,000	8,566,278
Bond	7.375	05-14-30	2,500,000	2,611,670
Bond (A)	7.750	04-18-35	4,650,000	4,976,114
Bond	7.750	04-18-35	1,400,000	1,498,185
Colombia 2.6%				28,964,651
Republic of Colombia
Bond	3.125	04-15-31	10,070,000	8,192,991
Bond	5.000	06-15-45	16,600,000	11,552,700
Bond	5.200	05-15-49	3,900,000	2,703,935
Bond	7.500	02-02-34	6,500,000	6,515,025
Costa Rica 0.6%				6,514,825
Republic of Costa Rica
Bond (A)	7.300	11-13-54	4,700,000	4,938,658
Bond	7.300	11-13-54	1,500,000	1,576,167
Dominican Republic 2.5%				28,712,848
Government of Dominican Republic
Bond (A)	5.300	01-21-41	5,000,000	4,325,200
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	2

	Rate (%)	Maturity date		Par value^	Value
Dominican Republic (continued)
Bond	5.300	01-21-41		1,400,000	$1,211,056
Bond (A)	5.875	01-30-60		5,350,000	4,711,478
Bond	5.875	01-30-60		3,500,000	3,082,275
Bond	6.850	01-27-45		1,550,000	1,561,641
Bond	10.500	03-15-37	DOP	418,000,000	6,843,984
Bond (A)	10.750	06-01-36	DOP	418,700,000	6,977,214
Ecuador 1.7%					18,675,755
Republic of Ecuador
Bond (5.000% to 7-31-26, then 5.500% to 7-31-27, then 6.000% to 7-31-28, then 6.500% to 7-31-29, then 6.900% thereafter)	5.000	07-31-40		13,500,000	6,600,960
Bond (5.500% to 7-31-25, then 6.900% thereafter)	5.500	07-31-35		22,500,000	12,074,795
Egypt 4.2%					46,751,374
Arab Republic of Egypt
Bill (C)	23.693	03-18-25	EGP	1,364,000,000	26,645,115
Bond (A)	3.875	02-16-26		5,000,000	4,814,900
Bond	3.875	02-16-26		1,400,000	1,348,172
Bond (A)	7.500	01-31-27		3,700,000	3,655,482
Bond	7.500	01-31-27		900,000	889,171
Bond	8.500	01-31-47		5,700,000	4,523,588
Bond (A)	8.875	05-29-50		6,000,000	4,874,946
Ghana 0.8%					9,024,974
Republic of Ghana
Bond (A)(C)	5.117	07-03-26		401,400	375,039
Bond (A)(C)	5.149	01-03-30		939,283	733,823
Bond (5.000% to 7-3-28, then 6.000% thereafter) (A)	5.000	07-03-29		4,047,450	3,599,195
Bond (5.000% to 7-3-28, then 6.000% thereafter) (A)	5.000	07-03-35		5,820,300	4,316,917
Hungary 2.0%					22,300,305
Republic of Hungary
Bond (A)	5.500	03-26-36		7,300,000	7,131,706
Bond (A)	6.125	05-22-28		2,800,000	2,871,980
Bond	6.125	05-22-28		800,000	820,566
Bond	6.250	09-22-32		11,030,000	11,476,053
India 0.9%					10,740,672
Republic of India
Bond	7.180	08-14-33	INR	920,000,000	10,740,672
Iraq 0.4%					4,450,532
Republic of Iraq
3	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Iraq (continued)
Bond	5.800	01-15-28		4,529,250	$4,450,532
Ivory Coast 0.9%					10,043,421
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	8,350,000	7,729,269
Bond	4.875	01-30-32	EUR	2,500,000	2,314,152
Jordan 1.0%					11,065,560
The Hashemite Kingdom of Jordan
Bond	7.500	01-13-29		11,000,000	11,065,560
Morocco 0.5%					5,775,000
Kingdom of Morocco
Bond (A)	4.000	12-15-50		6,500,000	4,468,750
Bond	4.000	12-15-50		1,900,000	1,306,250
Nigeria 2.3%					26,493,721
Federal Republic of Nigeria
Bond	7.625	11-28-47		3,250,000	2,591,875
Bond (A)	7.696	02-23-38		2,600,000	2,207,816
Bond	7.696	02-23-38		800,000	679,328
Bond (A)	7.875	02-16-32		2,000,000	1,865,000
Bond	7.875	02-16-32		6,500,000	6,061,250
Bond (A)(B)	8.375	03-24-29		5,500,000	5,478,660
Bond	8.375	03-24-29		1,600,000	1,593,792
Bond	9.248	01-21-49		6,400,000	6,016,000
Oman 0.8%					8,646,014
Sultanate of Oman
Bond (A)	7.000	01-25-51		6,250,000	6,712,744
Bond	7.000	01-25-51		1,800,000	1,933,270
Panama 1.9%					21,146,306
Republic of Panama
Bond	2.252	09-29-32		9,500,000	6,917,204
Bond	6.700	01-26-36		3,950,000	3,803,579
Bond	6.853	03-28-54		3,700,000	3,304,855
Bond	6.875	01-31-36		7,350,000	7,120,668
Poland 0.7%					7,614,652
Republic of Poland
Bond	4.875	10-04-33		3,920,000	3,847,162
Bond	5.500	04-04-53		3,920,000	3,767,490
Qatar 2.2%					25,091,110
State of Qatar
Bond (A)	4.817	03-14-49		10,000,000	9,287,680
Bond	4.817	03-14-49		11,800,000	10,958,330
Bond (A)	5.103	04-23-48		4,250,000	4,118,335
Bond	5.103	04-23-48		750,000	726,765
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	4

	Rate (%)	Maturity date		Par value^	Value
Romania 1.1%					$12,046,812
Republic of Romania
Bond	3.625	03-27-32		7,240,000	6,070,558
Bond	6.625	02-17-28		5,820,000	5,976,254
Saudi Arabia 3.7%					41,172,768
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33		7,760,000	6,345,771
Bond	2.250	02-02-33		1,900,000	1,553,733
Bond (A)	5.000	01-18-53		12,600,000	11,055,290
Bond	5.000	01-18-53		2,600,000	2,281,250
Bond (A)(B)	5.250	01-16-50		18,050,000	16,698,741
Bond	5.250	01-16-50		3,500,000	3,237,983
South Africa 2.7%					29,860,460
Republic of South Africa
Bond	4.300	10-12-28		4,300,000	4,057,291
Bond	5.875	04-20-32		9,300,000	8,836,488
Bond	7.300	04-20-52		6,800,000	6,205,408
Bond	8.875	02-28-35	ZAR	224,000,000	10,761,273
Sri Lanka 0.6%					6,781,332
Republic of Sri Lanka
Bond (A)	4.000	04-15-28		1,323,255	1,235,655
Bond (3.100% to 7-15-27, then 3.350% thereafter) (A)	3.100	01-15-30		984,105	877,133
Bond (3.350% to 9-15-27, then 3.600% to 9-15-32, then 8.750% thereafter) (A)	3.350	03-15-33		1,930,305	1,549,070
Bond (3.600% to 11-15-27, then 3.850% to 11-15-32, then 9.500% thereafter) (A)	3.600	05-15-36		904,590	732,718
Bond (3.600% to 12-15-27, then 5.100% to 12-15-32, then 9.250% thereafter) (A)	3.600	06-15-35		1,303,400	902,605
Bond (3.600% to 8-15-27, then 3.850% to 8-15-32, then 9.750% thereafter) (A)	3.600	02-15-38		1,809,940	1,484,151
Turkey 3.9%					44,293,348
Istanbul Metropolitan Municipality
Bond (A)	10.500	12-06-28		4,250,000	4,608,275
Bond	10.500	12-06-28		1,400,000	1,518,020
Republic of Turkey
Bond (B)	5.875	06-26-31		12,900,000	12,223,240
Bond	5.950	01-15-31		6,400,000	6,111,840
Bond	6.000	01-14-41		23,550,000	19,831,973
Ukraine 1.4%					15,695,166
Republic of Ukraine
5	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ukraine (continued)
Bond (0.000% to 2-1-27, then 3.000% thereafter) (A)	0.000	02-01-30	766,241	$433,050
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-34	2,863,326	1,240,250
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-35	2,419,711	1,602,817
Bond (0.000% to 2-1-27, then 3.000% to 8-1-33, then 7.750% thereafter) (A)	0.000	02-01-36	2,016,426	1,326,304
Bond (1.750% to 8-1-25, then 4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	1.750	02-01-34	2,104,097	1,248,782
Bond (1.750% to 8-1-25, then 4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	1.750	02-01-35	4,909,561	2,880,685
Bond (1.750% to 8-1-25, then 4.500% to 2-1-27, then 6.000% to 8-1-33, then 7.750% thereafter) (A)	1.750	02-01-36	7,013,659	4,058,278
GDP-Linked Bond (D)*	7.750	05-31-40	3,500,000	2,905,000
Venezuela 0.3%				3,357,480
Republic of Venezuela

Bond (E)	7.650	04-21-25	20,000,000	3,357,480
Corporate bonds 45.0%				$504,682,702
(Cost $532,299,391)
Brazil 3.3%				36,363,564
CSN Resources SA	4.625	06-10-31	2,117,000	1,640,194
CSN Resources SA (B)	5.875	04-08-32	5,750,000	4,658,156
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	6,378,835
Globo Comunicacao e Participacoes SA	4.875	01-22-30	2,000,000	1,848,938
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32	1,614,000	1,483,218
Globo Comunicacao e Participacoes SA	5.500	01-14-32	431,000	396,076
Itau Unibanco Holding SA (A)	6.000	02-27-30	4,350,000	4,376,100
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	5,523,876	4,680,610
MC Brazil Downstream Trading SARL	7.250	06-30-31	5,063,553	4,290,559
Odebrecht Holdco Finance, Ltd. (A)(C)	20.043	09-10-58	1,671,394	3,343
Odebrecht Holdco Finance, Ltd. (C)	20.043	09-10-58	1,396,835	2,794
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	6

	Rate (%)	Maturity date	Par value^	Value
Brazil (continued)
OEC Finance, Ltd. (3.440% Cash and 3.058% PIK) (E)	6.498	12-27-33	1,426,287	$16,211
OEC Finance, Ltd. (7.500% Cash or 10.500% PIK) (A)(E)(F)	7.500	03-31-25	1,912,777	16,259
Petrobras Global Finance BV	6.850	06-05-15	7,276,000	6,572,271
Canada 0.3%				3,691,140
St. Marys Cement, Inc. (A)(B)	5.750	04-02-34	3,700,000	3,691,140
Chile 3.2%				35,977,697
Antofagasta PLC (A)	6.250	05-02-34	4,900,000	5,077,351
Colbun SA (B)	3.950	10-11-27	4,900,000	4,768,982
Corp. Nacional del Cobre de Chile	4.500	08-01-47	7,200,000	5,728,528
Corp. Nacional del Cobre de Chile (A)	5.125	02-02-33	4,800,000	4,639,827
Corp. Nacional del Cobre de Chile	5.125	02-02-33	5,500,000	5,316,468
Empresa Nacional del Petroleo (A)	5.950	07-30-34	3,400,000	3,417,541
Sociedad Quimica y Minera de Chile SA (A)	5.500	09-10-34	7,200,000	7,029,000
China 0.7%				7,323,999
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	7,235,000	7,323,999
Colombia 0.2%				2,723,108
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	2,087,716
Empresas Publicas de Medellin ESP	4.250	07-18-29	700,000	635,392
Costa Rica 0.9%				10,575,495
Instituto Costarricense de Electricidad	6.375	05-15-43	11,780,000	10,575,495
Dominican Republic 0.7%				7,990,869
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	7,860,000	7,990,869
Guatemala 0.6%				6,601,968
CT Trust (A)	5.125	02-03-32	5,600,000	5,134,864
CT Trust	5.125	02-03-32	1,600,000	1,467,104
Hong Kong 0.5%				5,726,731
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	5,100,000	5,726,731
India 3.4%				38,497,526
Adani Green Energy UP, Ltd. (A)(B)	6.700	03-12-42	7,474,200	6,871,883
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	3,649,839
7	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
India (continued)
Adani Ports & Special Economic Zone, Ltd.	3.100	02-02-31	500,000	$405,538
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	3,861,381
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,167,373
Adani Ports & Special Economic Zone, Ltd.	4.375	07-03-29	300,000	271,489
Export-Import Bank of India (A)	5.500	01-13-35	8,000,000	8,137,692
IRB Infrastructure Developers, Ltd. (A)	7.110	03-11-32	5,100,000	5,207,032
JSW Hydro Energy, Ltd.	4.125	05-18-31	3,245,000	2,940,417
Shriram Finance, Ltd. (A)	6.625	04-22-27	3,950,000	3,984,882
Indonesia 6.0%				67,394,988
Freeport Indonesia PT (B)	6.200	04-14-52	10,900,000	10,945,106
Indika Energy Tbk PT (A)	8.750	05-07-29	5,800,000	5,946,381
Indonesia Asahan Aluminium PT	5.450	05-15-30	6,900,000	6,988,872
Pertamina Persero PT	6.000	05-03-42	12,700,000	12,751,721
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	14,358,237
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	8,971,721
Pertamina Persero PT	6.450	05-30-44	1,700,000	1,794,344
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875	07-17-49	6,700,000	5,638,606
Luxembourg 3.6%				40,092,257
Ambipar Lux Sarl (A)	9.875	02-06-31	5,514,000	5,514,202
Ambipar Lux Sarl (A)	10.875	02-05-33	2,250,000	2,302,875
FORESEA Holding SA (A)	7.500	06-15-30	164,787	158,448
Greensaif Pipelines Bidco Sarl (A)	6.103	08-23-42	11,375,000	11,380,574
Oceanica Lux (A)	13.000	10-02-29	7,350,000	7,059,675
OHI Group SA	13.000	07-22-29	5,400,000	5,670,000
Raizen Fuels Finance SA (A)	6.950	03-05-54	3,000,000	2,946,593
Rede D’Or Finance Sarl (A)	4.500	01-22-30	4,265,000	3,948,844
Rede D’Or Finance Sarl	4.500	01-22-30	1,200,000	1,111,046
Mauritius 0.6%				7,073,016
Diamond II, Ltd.	7.950	07-28-26	3,100,000	3,143,945
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,900,000	3,929,071
Mexico 5.4%				60,268,044
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(F)	7.500	06-27-29	2,200,000	2,181,665
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (F)	7.500	06-27-29	1,630,000	1,616,415
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	8

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Banco Mercantil del Norte SA (8.375% to 5-20-31, then 5 Year CMT + 4.072%) (A)(F)	8.375	05-20-31	3,000,000	$2,987,250
BBVA Bancomer SA (A)	5.250	09-10-29	2,550,000	2,535,210
Braskem Idesa SAPI (A)(B)	6.990	02-20-32	3,490,000	2,713,402
Braskem Idesa SAPI (B)	6.990	02-20-32	5,200,000	4,042,891
Credito Real SAB de CV (E)(F)	9.125	11-29-27	3,500,000	26,250
Credito Real SAB de CV (A)(E)	9.500	02-07-26	11,760,000	1,220,100
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (A)	7.250	01-31-41	3,827,864	3,835,941
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250	01-31-41	1,401,893	1,404,851
Gruma SAB de CV (A)	5.761	12-09-54	6,700,000	6,415,250
Metalsa Sapi De CV	3.750	05-04-31	5,400,000	4,366,483
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	5,820,919
Mexico City Airport Trust	5.500	10-31-46	2,000,000	1,639,696
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	5,652,232
Mexico City Airport Trust	5.500	07-31-47	7,200,000	5,897,981
Trust Fibra Uno (A)	6.950	01-30-44	6,000,000	5,332,147
Trust Fibra Uno (A)	7.375	02-13-34	2,550,000	2,579,361
Morocco 0.8%				9,327,540
OCP SA	3.750	06-23-31	5,000,000	4,415,040
OCP SA	6.875	04-25-44	5,000,000	4,912,500
Netherlands 2.4%				27,332,853
Arcos Dorados BV (A)	6.375	01-29-32	3,600,000	3,678,876
Braskem Netherlands Finance BV	5.875	01-31-50	15,200,000	10,694,147
Prosus NV (A)	4.027	08-03-50	8,870,000	6,103,765
Prosus NV	4.027	08-03-50	2,600,000	1,789,153
Yinson Boronia Production BV (A)	8.947	07-31-42	4,757,664	5,066,912
Nigeria 0.7%				7,952,915
Africa Finance Corp. (A)	5.550	10-08-29	8,000,000	7,952,915
Oman 0.7%				7,224,650
EDO Sukuk, Ltd. (A)	5.662	07-03-31	7,202,000	7,224,650
Panama 0.3%				3,788,448
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,318,585	2,946,571
AES Panama Generation Holdings SRL	4.375	05-31-30	948,167	841,877
Peru 3.6%				40,564,360
Atlantica Transmision Sur SA (A)	6.875	04-30-43	5,660,000	5,968,091
Atlantica Transmision Sur SA	6.875	04-30-43	2,218,720	2,339,492
9	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Peru (continued)
Banco BBVA Peru SA (6.200% to 6-7-29, then 5 Year CMT + 2.002%) (A)(B)	6.200	06-07-34	6,000,000	$6,105,438
Consorcio Transmantaro SA (A)	5.200	04-11-38	5,000,000	4,698,589
Consorcio Transmantaro SA	5.200	04-11-38	1,500,000	1,409,577
Niagara Energy SAC (A)	5.746	10-03-34	3,625,000	3,564,220
Petroleos del Peru SA	4.750	06-19-32	7,500,000	5,810,018
Petroleos del Peru SA (A)	5.625	06-19-47	9,180,000	6,016,021
Petroleos del Peru SA	5.625	06-19-47	7,100,000	4,652,914
Poland 0.6%				6,614,046
ORLEN SA (A)	6.000	01-30-35	6,500,000	6,614,046
Saudi Arabia 0.5%				4,987,125
Gaci First Investment Company (B)	5.375	01-29-54	5,500,000	4,987,125
Singapore 0.8%				8,912,763
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	5,205,298	5,309,763
LLPL Capital Pte, Ltd.	6.875	02-04-39	1,236,240	1,261,050
Medco Bell Pte, Ltd. (A)	6.375	01-30-27	1,805,000	1,815,816
Medco Bell Pte, Ltd.	6.375	01-30-27	523,000	526,134
South Africa 0.6%				6,536,307
Eskom Holdings SOC, Ltd.	8.450	08-10-28	6,300,000	6,536,307
Togo 0.5%				5,398,250
Banque Ouest Africaine de Developpement (A)(B)	5.000	07-27-27	4,200,000	4,122,300
Banque Ouest Africaine de Developpement	5.000	07-27-27	1,300,000	1,275,950
Turkey 0.8%				9,211,521
Turkcell Iletisim Hizmetleri AS (A)	7.450	01-24-30	6,600,000	6,738,765
Ulker Biskuvi Sanayi AS (A)	7.875	07-08-31	2,443,000	2,472,756
United Kingdom 1.6%				18,209,497
Biocon Biologics Global PLC (A)	6.670	10-09-29	7,800,000	7,518,773
IHS Holding, Ltd. (A)(B)	6.250	11-29-28	5,800,000	5,606,494
IHS Holding, Ltd.	6.250	11-29-28	1,700,000	1,643,283
MARB BondCo PLC (A)	3.950	01-29-31	4,000,000	3,440,947
United States 0.9%				9,786,551
Kosmos Energy, Ltd. (A)(B)	8.750	10-01-31	5,400,000	5,180,300
Sasol Financing USA LLC	5.500	03-18-31	5,400,000	4,606,251
Uzbekistan 0.4%				4,452,899
Navoi Mining & Metallurgical Combinat (A)	6.700	10-17-28	4,408,000	4,452,899
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	10

	Rate (%)	Maturity date	Par value^	Value
Venezuela 0.4%				$4,082,575
Petroleos de Venezuela SA (E)	6.000	11-15-26	28,450,000	4,082,575

	Shares	Value
Common stocks 0.1%		$700,036
(Cost $10,203,994)
Canada 0.0%		295,505
Frontera Energy Corp. (B)	59,580	295,505
Luxembourg 0.1%		404,531
FORESEA Holding SA, Class B (A)(D)	1,602	40,451
FORESEA Holding SA, Class C (A)(D)	14,419	364,080
Mexico 0.0%		0
Unifin Financiera SAB de CV (D)(G)	1,551,287	0

	Par value^	Value
Escrow certificates 0.1%		$644,000
(Cost $7,076,382)
Unifin Financiera SAB de CV (D)	11,500,000	644,000

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 11.6%				$130,016,528
(Cost $130,003,739)
U.S. Government Agency 4.9%				54,898,779
Federal Home Loan Bank Discount Note	4.140	03-03-25	54,918,000	54,898,779

	Yield (%)	Shares	Value
Short-term funds 6.7%			75,117,749
John Hancock Collateral Trust (H)	4.3522(I)	7,508,997	75,117,749

Total investments (Cost $1,230,527,129) 104.7%	$1,172,741,061
Other assets and liabilities, net (4.7%)	(52,195,663)
Total net assets 100.0%	$1,120,545,398

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
INR	Indian Rupee
ZAR	South African Rand

11	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $488,550,560 or 43.6% of the fund’s net assets as of 2-28-25.
(B)	All or a portion of this security is on loan as of 2-28-25.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Non-income producing security.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 2-28-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 2-28-25:
Foreign government obligations	46.3%
Energy	12.5%
Materials	7.9%
Utilities	6.9%
Financials	6.4%
Industrials	4.5%
Communication services	3.0%
U.S. Government	1.6%
Consumer discretionary	1.4%
Health care	1.2%
Consumer staples	1.1%
Information technology	0.3%
Short-term investments and other	6.9%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EMERGING MARKETS DEBT FUND	12

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	351	Long	Jun 2025	$38,575,008	$39,048,750	$473,742
						$473,742
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	132,843,200	USD	21,403,335	RBCD	3/19/2025	$1,077,706	—
USD	22,638,582	BRL	132,843,200	TD	3/19/2025	157,541	—
USD	59,955,633	CNY	440,571,975	SSB	3/19/2025	—	$(930,096)
USD	9,232,352	EUR	8,940,000	TD	3/19/2025	—	(48,878)
USD	22,600,000	MXN	460,870,500	CITI	3/19/2025	228,129	—
						$1,463,376	$(978,974)

Derivatives Currency Abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
OTC	Over-the-counter
RBCD	RBC Dominion Securities, Inc.
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $1,232,866,883. Net unrealized depreciation aggregated to $59,167,678, of which $19,558,411 related to gross unrealized appreciation and $78,726,089 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
13	JOHN HANCOCK EMERGING MARKETS DEBT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,155,428,759) including $73,173,407 of securities loaned	$1,097,623,312
Affiliated investments, at value (Cost $75,098,370)	75,117,749
Total investments, at value (Cost $1,230,527,129)	1,172,741,061
Unrealized appreciation on forward foreign currency contracts	1,463,376
Receivable for futures variation margin	142,163
Cash	9,184,508
Foreign currency, at value (Cost $315)	314
Collateral held at broker for futures contracts	1,800,000
Collateral segregated at custodian for OTC derivative contracts	660,000
Dividends and interest receivable	13,646,953
Receivable for fund shares sold	65,775
Receivable for securities lending income	22,459
Other assets	67,442
Total assets	1,199,794,051
Liabilities
Unrealized depreciation on forward foreign currency contracts	978,974
Distributions payable	118,300
Payable for fund shares repurchased	2,851,518
Payable upon return of securities loaned	75,140,934
Payable to affiliates
Accounting and legal services fees	39,388
Transfer agent fees	3,064
Trustees’ fees	486
Other liabilities and accrued expenses	115,989
Total liabilities	79,248,653
Net assets	$1,120,545,398
Net assets consist of
Paid-in capital	$1,321,109,681
Total distributable earnings (loss)	(200,564,283)
Net assets	$1,120,545,398
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	14

STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,105,023 ÷ 265,881 shares)[1]	$7.92
Class C ($217,068 ÷ 27,510 shares)[1]	$7.89
Class I ($33,574,506 ÷ 4,245,399 shares)	$7.91
Class R6 ($3,875,918 ÷ 490,537 shares)	$7.90
Class NAV ($1,080,772,883 ÷ 136,861,036 shares)	$7.90
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.25

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
15	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Interest	$40,637,655
Dividends	25,124
Securities lending	140,865
Less foreign taxes withheld	(47,479)
Total investment income	40,756,165
Expenses
Investment management fees	3,868,429
Distribution and service fees	4,329
Accounting and legal services fees	111,646
Transfer agent fees	18,892
Trustees’ fees	14,499
Custodian fees	139,307
State registration fees	39,863
Printing and postage	11,305
Professional fees	79,272
Other	24,561
Total expenses	4,312,103
Less expense reductions	(47,948)
Net expenses	4,264,155
Net investment income	36,492,010
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(33,945,668)
Affiliated investments	5,475
Futures contracts	(210,719)
Forward foreign currency contracts	5,107,004
(29,043,908)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	35,375,007
Affiliated investments	9,351
Futures contracts	473,742
Forward foreign currency contracts	2,234,435
38,092,535
Net realized and unrealized gain	9,048,627
Increase in net assets from operations	$45,540,637
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$36,492,010	$66,963,927
Net realized loss	(29,043,908)	(32,462,406)
Change in net unrealized appreciation (depreciation)	38,092,535	105,519,299
Increase in net assets resulting from operations	45,540,637	140,020,820
Distributions to shareholders
From earnings
Class A	(63,258)	(109,753)
Class C	(5,685)	(10,965)
Class I	(964,253)	(1,542,485)
Class R2[1]	(115)	(2,263)
Class R6	(108,943)	(131,662)
Class NAV	(34,141,280)	(63,061,116)
Total distributions	(35,283,534)	(64,858,244)
From fund share transactions	(34,411,654)	153,011,872
Total increase (decrease)	(24,154,551)	228,174,448
Net assets
Beginning of period	1,144,699,949	916,525,501
End of period	$1,120,545,398	$1,144,699,949

[1]	Class R2 shares were fully redeemed on 9-17-24.
17	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.84	$7.28	$7.24	$9.45	$9.21	$9.33
Net investment income[2]	0.23	0.44	0.38	0.41	0.37	0.41
Net realized and unrealized gain (loss) on investments	0.10	0.55	0.06	(2.22)	0.23	(0.11)
Total from investment operations	0.33	0.99	0.44	(1.81)	0.60	0.30
Less distributions
From net investment income	(0.25)	(0.43)	(0.40)	(0.40)	(0.36)	(0.36)
From tax return of capital	—	—	—	—	—	(0.06)
Total distributions	(0.25)	(0.43)	(0.40)	(0.40)	(0.36)	(0.42)
Net asset value, end of period	$7.92	$7.84	$7.28	$7.24	$9.45	$9.21
Total return (%)[3,4]	4.21[5]	14.09	6.37	(19.55)	6.61	3.36
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[6]	1.19	1.20	1.18	1.17	1.20
Expenses including reductions	1.18[6]	1.18	1.19	1.17	1.17	1.19
Net investment income	5.96[6]	5.82	5.27	4.87	4.01	4.54
Portfolio turnover (%)	21	38	22	9	18	24

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	18

CLASS C SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.82	$7.27	$7.24	$9.44	$9.20	$9.32
Net investment income[2]	0.21	0.39	0.34	0.35	0.31	0.35
Net realized and unrealized gain (loss) on investments	0.06	0.54	0.05	(2.21)	0.22	(0.12)
Total from investment operations	0.27	0.93	0.39	(1.86)	0.53	0.23
Less distributions
From net investment income	(0.20)	(0.38)	(0.36)	(0.34)	(0.29)	(0.30)
From tax return of capital	—	—	—	—	—	(0.05)
Total distributions	(0.20)	(0.38)	(0.36)	(0.34)	(0.29)	(0.35)
Net asset value, end of period	$7.89	$7.82	$7.27	$7.24	$9.44	$9.20
Total return (%)[3,4]	3.55[5]	13.19	5.50	(20.04)	5.87	2.65
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89[7]	1.89	1.90	1.88	1.87	1.90
Expenses including reductions	1.88[7]	1.89	1.89	1.87	1.87	1.89
Net investment income	5.48[7]	5.31	4.78	4.17	3.32	3.85
Portfolio turnover (%)	21	38	22	9	18	24

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
19	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.84	$7.28	$7.25	$9.46	$9.22	$9.34
Net investment income[2]	0.25	0.47	0.41	0.43	0.41	0.44
Net realized and unrealized gain (loss) on investments	0.06	0.54	0.05	(2.22)	0.21	(0.12)
Total from investment operations	0.31	1.01	0.46	(1.79)	0.62	0.32
Less distributions
From net investment income	(0.24)	(0.45)	(0.43)	(0.42)	(0.38)	(0.38)
From tax return of capital	—	—	—	—	—	(0.06)
Total distributions	(0.24)	(0.45)	(0.43)	(0.42)	(0.38)	(0.44)
Net asset value, end of period	$7.91	$7.84	$7.28	$7.25	$9.46	$9.22
Total return (%)[3]	4.19[4]	14.28	6.53	(19.30)	6.91	3.67
Ratios and supplemental data
Net assets, end of period (in millions)	$34	$28	$31	$19	$18	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[5]	0.89	0.90	0.88	0.87	0.90
Expenses including reductions	0.88[5]	0.89	0.89	0.87	0.87	0.89
Net investment income	6.42[5]	6.28	5.73	5.21	4.36	4.83
Portfolio turnover (%)	21	38	22	9	18	24

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	20

CLASS R6 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.83	$7.28	$7.25	$9.44	$9.21	$9.33
Net investment income[2]	0.26	0.48	0.42	0.44	0.41	0.45
Net realized and unrealized gain (loss) on investments	0.06	0.53	0.04	(2.20)	0.21	(0.12)
Total from investment operations	0.32	1.01	0.46	(1.76)	0.62	0.33
Less distributions
From net investment income	(0.25)	(0.46)	(0.43)	(0.43)	(0.39)	(0.39)
From tax return of capital	—	—	—	—	—	(0.06)
Total distributions	(0.25)	(0.46)	(0.43)	(0.43)	(0.39)	(0.45)
Net asset value, end of period	$7.90	$7.83	$7.28	$7.25	$9.44	$9.21
Total return (%)[3]	4.10[4]	14.42	6.66	(19.04)	6.92	3.79
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$3	$2	$2	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.78	0.79	0.77	0.77	0.78
Expenses including reductions	0.77[5]	0.77	0.79	0.76	0.76	0.78
Net investment income	6.62[5]	6.45	5.91	5.28	4.44	4.96
Portfolio turnover (%)	21	38	22	9	18	24

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
21	JOHN HANCOCK Emerging Markets Debt Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.83	$7.27	$7.24	$9.44	$9.21	$9.33
Net investment income[2]	0.26	0.48	0.42	0.44	0.42	0.45
Net realized and unrealized gain (loss) on investments	0.06	0.54	0.05	(2.21)	0.20	(0.11)
Total from investment operations	0.32	1.02	0.47	(1.77)	0.62	0.34
Less distributions
From net investment income	(0.25)	(0.46)	(0.44)	(0.43)	(0.39)	(0.40)
From tax return of capital	—	—	—	—	—	(0.06)
Total distributions	(0.25)	(0.46)	(0.44)	(0.43)	(0.39)	(0.46)
Net asset value, end of period	$7.90	$7.83	$7.27	$7.24	$9.44	$9.21
Total return (%)[3]	4.25[4]	14.44	6.68	(19.14)	6.93	3.80
Ratios and supplemental data
Net assets, end of period (in millions)	$1,081	$1,112	$882	$911	$1,175	$1,014
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.78	0.79	0.76	0.76	0.77
Expenses including reductions	0.76[5]	0.77	0.78	0.75	0.75	0.76
Net investment income	6.58[5]	6.45	5.91	5.31	4.49	4.97
Portfolio turnover (%)	21	38	22	9	18	24

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Emerging Markets Debt Fund	22

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Class R2 shares were fully redeemed on September 17, 2024.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
23	JOHN HANCOCK Emerging Markets Debt Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$17,565,625	—	$17,565,625	—
Foreign government obligations	519,132,170	—	519,132,170	—
Corporate bonds	504,682,702	—	504,682,702	—
Common stocks	700,036	$295,505	404,531	—
Escrow certificates	644,000	—	644,000	—
Short-term investments	130,016,528	75,117,749	54,898,779	—
Total investments in securities	$1,172,741,061	$75,413,254	$1,097,327,807	—
Derivatives:
Assets
Futures	$473,742	$473,742	—	—
Forward foreign currency contracts	1,463,376	—	$1,463,376	—
Liabilities
Forward foreign currency contracts	(978,974)	—	(978,974)	—
| JOHN HANCOCK Emerging Markets Debt Fund	24

Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2025, the fund loaned securities valued at $73,173,407 and received $75,140,934 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
25	JOHN HANCOCK Emerging Markets Debt Fund |

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2025 were $3,184.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $23,146,877 and a long-term capital loss carryforward of $94,623,440 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
| JOHN HANCOCK Emerging Markets Debt Fund	26

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and amortization and accretion of debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
27	JOHN HANCOCK Emerging Markets Debt Fund |

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2025, the fund used futures contracts to manage duration of the fund and manage against changes in interest rates. The fund held futures contracts with USD notional values ranging up to $39.0 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging up to $135.8 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$473,742	—
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	1,463,376	$(978,974)
			$1,937,118	$(978,974)
| JOHN HANCOCK Emerging Markets Debt Fund	28

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(210,719)	—	$(210,719)
Currency	—	$5,107,004	5,107,004
Total	$(210,719)	$5,107,004	$4,896,285
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$473,742	—	$473,742
Currency	—	$2,234,435	2,234,435
Total	$473,742	$2,234,435	$2,708,177
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.725% of the first $250 million of the fund’s average daily net assets; (b) 0.700% of the next $500 million of the fund’s average daily net assets, and (c) 0.675% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC (Subadvisor), an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
29	JOHN HANCOCK Emerging Markets Debt Fund |

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.78% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$87
Class C	9
Class I	1,333
Class	Expense reduction
Class R6	$150
Class NAV	46,369
Total	$47,948

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.69% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R2 shares were fully redeemed on September 17, 2024.
| JOHN HANCOCK Emerging Markets Debt Fund	30

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,270 for the six months ended February 28, 2025. Of this amount, $717 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,553 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,243	$1,214
Class C	1,081	121
Class I	—	17,486
Class R2[1]	5	—
Class R6	—	71
Total	$4,329	$18,892

[1]	Class R2 shares were fully redeemed on 9-17-24.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$22,220,000	5	5.122%	$15,806
31	JOHN HANCOCK Emerging Markets Debt Fund |

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,513,477	$11,851,920	2,497,359	$18,635,960
Distributions reinvested	7,467	58,724	12,305	91,794
Repurchased	(1,487,576)	(11,666,613)	(2,505,488)	(18,732,088)
Net increase (decrease)	33,368	$244,031	4,176	$(4,334)
Class C shares
Sold	153	$1,201	2,493	$18,858
Distributions reinvested	725	5,685	1,465	10,877
Repurchased	(1,473)	(11,426)	(15,613)	(110,653)
Net decrease	(595)	$(4,540)	(11,655)	$(80,918)
Class I shares
Sold	3,300,855	$25,917,646	3,977,431	$29,562,334
Distributions reinvested	33,092	260,066	61,629	458,729
Repurchased	(2,658,466)	(20,885,068)	(4,701,438)	(34,605,798)
Net increase (decrease)	675,481	$5,292,644	(662,378)	$(4,584,735)
Class R2 shares[1]
Repurchased	(5,087)	$(40,377)	—	—
Net decrease	(5,087)	$(40,377)	—	—
Class R6 shares
Sold	239,188	$1,883,798	124,578	$942,141
Distributions reinvested	12,840	100,723	17,565	131,421
Repurchased	(81,864)	(635,571)	(79,962)	(603,141)
Net increase	170,164	$1,348,950	62,181	$470,421
Class NAV shares
Sold	4,035,216	$31,486,512	44,600,483	$334,928,915
Distributions reinvested	4,349,824	34,141,280	8,430,254	63,061,105
Repurchased	(13,643,502)	(106,880,154)	(32,142,984)	(240,778,582)
Net increase (decrease)	(5,258,462)	$(41,252,362)	20,887,753	$157,211,438
Total net increase (decrease)	(4,385,131)	$(34,411,654)	20,280,077	$153,011,872

[1]	Class R2 shares were fully redeemed on 9-17-24.
Affiliates of the fund owned 68% and 100% of shares of Class R6 and Class NAV on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
| JOHN HANCOCK Emerging Markets Debt Fund	32

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $190,714,944 and $278,700,994, respectively, for the six months ended February 28, 2025. Purchases and sales of U.S. Treasury obligations aggregated $16,900,600 and $0, respectively, for the six months ended February 28, 2025.
Note 8—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 9—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2025, funds within the John Hancock group of funds complex held 96.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	21.9%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	12.4%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	9.4%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	9.4%
Note 10—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	7,508,997	$34,509,099	$135,342,975	$(94,749,151)	$5,475	$9,351	$140,865	—	$75,117,749

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the
33	JOHN HANCOCK Emerging Markets Debt Fund |

fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Emerging Markets Debt Fund	34

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278661	358SA 2/25
4/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Floating Rate Income Fund
Fixed income
February 28, 2025

John Hancock
Floating Rate Income Fund

2	Fund’s investments
35	Financial statements
39	Financial highlights
45	Notes to financial statements
1	JOHN HANCOCK FLOATING RATE INCOME FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Term loans (A) 82.6%					$920,394,191
(Cost $932,567,398)
Communication services 7.2%					80,409,475
Diversified telecommunication services 2.0%
Cincinnati Bell, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%)	7.074	11-22-28		4,702,511	4,698,608
Connect Finco Sarl, 2024 Extended Term Loan B (1 month CME Term SOFR + 4.500%)	8.824	09-27-29		2,975,623	2,587,126
Eircom Finco Sarl, 2024 EUR Term Loan B (1 month EURIBOR + 3.500%)	6.146	05-15-29	EUR	3,000,000	3,114,259
Frontier Communications Holdings LLC, 2025 Term Loan B (6 month CME Term SOFR + 2.500%)	6.792	07-01-31		2,741,198	2,750,326
Masorange Finco PLC, 2024 EUR Term Loan B3 (6 month EURIBOR + 3.500%)	6.152	03-25-31	EUR	1,246,879	1,293,799
Masorange Finco PLC, 2025 EUR Term Loan B (B)	TBD	03-25-31	EUR	1,463,584	1,517,490
Voyage Digital NZ, Ltd., 2024 Term Loan (3 month CME Term SOFR + 3.250%)	7.573	05-11-29		3,929,197	3,953,754
Zacapa Sarl, 2024 Term Loan (3 month CME Term SOFR + 3.750%)	8.079	03-22-29		2,851,432	2,860,585
Entertainment 0.2%
Technicolor Creative Studios SA, 2023 EUR Non-Convertible Subordinated Term Loan (3 month EURIBOR + 5.000%) (C)	8.795	06-05-30	EUR	729,001	0
Technicolor Creative Studios SA, EUR Term Loan (3 month EURIBOR + 0.500%)	3.178	09-15-26	EUR	729,038	2,269
TouchTunes Music Group LLC , 2024 Incremental Term Loan (3 month CME Term SOFR + 4.750%)	9.079	04-02-29		2,040,412	2,018,743
Interactive media and services 0.7%
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	8.574	05-03-28		4,114,995	4,021,256
MH Sub I LLC, 2024 Term Loan B4 (1 month CME Term SOFR + 4.250%)	8.574	12-31-31		2,335,046	2,238,725
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	2

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services (continued)
Plusgrade, Inc., USD Term Loan B (3 month CME Term SOFR + 4.000%)	8.329	03-03-31	1,264,322	$1,270,643
Media 3.6%
Altice France SA, 2023 USD Term Loan B14 (3 month CME Term SOFR + 5.500%)	9.802	08-15-28	1,823,046	1,632,921
Cengage Learning, Inc., 2024 1st Lien Term Loan B (1 and 3 month CME Term SOFR + 3.500%)	7.826	03-24-31	2,278,746	2,275,191
CMI Marketing, Inc., 2021 First Lien Term Loan B (1 month CME Term SOFR + 4.250%)	8.688	03-23-28	4,350,999	4,303,877
CSC Holdings LLC, 2022 Term Loan B6 (1 month CME Term SOFR + 4.500%)	8.812	01-18-28	2,322,439	2,278,893
Digital Media Solutions LLC, 2024 PIK Term Loan B (C)(D)	0.000	05-25-26	44,749	25,404
Digital Media Solutions LLC, Term Loan B (D)	0.000	05-25-26	2,291,282	229,128
Digital Media Solutions, Inc., 2024 DIP PIK Tranche B Roll-up Term Loan (1 month CME Term SOFR + 1.000%) (C)	5.309	02-28-25	909,572	516,364
Hunter US Bidco, Inc., USD Term Loan B (3 month CME Term SOFR + 4.250%)	8.679	08-19-28	2,876,569	2,790,272
Oceankey US II Corp., 2021 Term Loan (1 month CME Term SOFR + 3.500%)	7.924	12-15-28	1,279,488	1,277,889
Planet US Buyer LLC, 2024 Term Loan B (1 and 3 month CME Term SOFR + 3.000%)	7.319	02-07-31	1,271,611	1,272,883
Plano HoldCo, Inc., Term Loan B (3 month CME Term SOFR + 3.500%)	7.829	10-02-31	888,325	891,657
Radiate Holdco LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.688	09-25-26	3,759,034	3,266,826
Research Now Group LLC, 2024 First Lien First Out Term Loan (3 month CME Term SOFR + 5.000%)	9.585	07-15-28	477,539	477,935
Research Now Group LLC, 2024 First Lien Second Out Term Loan (3 month CME Term SOFR + 5.500%)	10.085	10-15-28	3,388,013	3,193,202
Speedster Bidco GmbH, USD Term Loan B (B)	TBD	12-10-31	1,809,398	1,815,803
3	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month CME Term SOFR + 2.000%)	6.426	04-30-28		1,663,684	$1,626,667
United Talent Agency LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.067	07-07-28		3,450,047	3,454,360
Virgin Media Bristol LLC, 2020 USD Term Loan Q (1 month CME Term SOFR + 3.250%)	7.676	01-31-29		3,046,999	2,993,341
Weddingwire, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.074	01-31-28		5,399,602	5,413,101
Wireless telecommunication services 0.7%
Crown Subsea Communications Holding, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 4.000%)	8.309	01-30-31		5,057,746	5,078,281
Iridium Satellite LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.574	09-20-30		3,310,302	3,267,897
Consumer discretionary 9.8%					108,875,678
Automobile components 0.6%
Parts Europe SA, 1st Lien EUR Term Loan B (3 month EURIBOR + 3.250%)	5.954	02-03-31	EUR	840,511	878,443
Tenneco, Inc., 2022 Term Loan A (3 month CME Term SOFR + 4.750%)	9.162	11-17-28		1,369,740	1,342,866
Tenneco, Inc., 2022 Term Loan B (3 month CME Term SOFR + 5.000%)	9.422	11-17-28		1,978,929	1,950,274
Wheel Pros LLC, 2024 Term Loan (3 month CME Term SOFR + 6.000%)	10.310	12-03-29		2,654,668	2,667,942
Automobiles 0.1%
Constellation Automotive, Ltd., EUR Term Loan B (B)	TBD	07-28-28	EUR	791,691	813,566
Broadline retail 0.6%
Peer Holding III BV, 2023 USD Term Loan B4 (3 month CME Term SOFR + 3.250%)	7.579	10-28-30		2,125,139	2,128,688
Wand Newco 3, Inc., 2025 Repriced Term Loan B (1 month CME Term SOFR + 2.750%)	7.074	01-30-31		4,194,058	4,180,763
Distributors 0.1%
OptiGroup AB, EUR Term Loan B1 (1 month EURIBOR + 5.250%)	7.815	03-16-29	EUR	899,836	881,638
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 2.2%
Foundational Education Group, Inc., 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	8.302	08-31-28		2,422,585	$2,180,326
Fugue Finance LLC, 2025 Term Loan B (6 month CME Term SOFR + 3.250%)	7.496	01-09-32		4,565,268	4,590,012
GBT US III LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.802	07-28-31		4,306,462	4,298,969
Learning Care Group US No 2, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	8.305	08-11-28		847,915	842,616
Lernen US Finco LLC, 2024 Term Loan B (3 month CME Term SOFR + 4.000%)	8.830	10-27-31		1,214,028	1,222,381
OMNIA Partners LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	7.050	07-25-30		1,316,078	1,314,551
PCI Gaming Authority, Term Loan (1 month CME Term SOFR + 2.000%)	6.324	07-18-31		2,879,757	2,873,623
TEI Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.000%)	8.324	04-09-31		2,019,029	2,017,353
Whatabrands LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	08-03-28		4,628,115	4,621,312
Hotels, restaurants and leisure 3.2%
Caesars Entertainment, Inc., 2024 Term Loan B1 (3 month CME Term SOFR + 2.250%)	6.563	02-06-31		2,785,607	2,785,607
Hurtigruten Newco AS, 2024 EUR Holdco Term Loan (0.020% Cash and 3 month EURIBOR + 11.365% PIK)	14.790	02-23-29	EUR	3,105,059	10,758
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	12-15-27		6,003,799	5,997,075
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.824	04-26-30		4,899,762	4,876,782
Lakeland Holdings LLC, 2020 HoldCo Term Loan (8.000% Cash or 13.250% PIK)	8.000	09-25-27		562,012	14,050
Light & Wonder International, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 2.250%)	6.562	04-14-29		3,436,517	3,437,067
5	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
MIC Glen LLC, 2025 Term Loan (1 month CME Term SOFR + 3.500%)	7.807	07-21-28		3,166,614	$3,191,029
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.074	09-20-30		3,197,588	3,180,705
Ontario Gaming GTA LP, Term Loan B (3 month CME Term SOFR + 4.250%)	8.579	08-01-30		2,513,044	2,518,924
Scientific Games Holdings LP, 2024 USD Term Loan B (3 month CME Term SOFR + 3.000%)	7.296	04-04-29		4,477,359	4,475,703
Six Flags Entertainment Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.309	05-01-31		855,261	854,816
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.324	03-14-31		2,360,833	2,357,575
Tacala Investment Corp., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.824	01-31-31		1,897,428	1,907,428
Household durables 0.2%
Keter Group BV, 2024 EUR Opco Reinstated Term Loan (3 month EURIBOR + 4.750%)	7.362	12-31-29	EUR	1,926,159	1,994,104
Tecta America Corp., 2025 Term Loan B (B)	TBD	02-18-32		766,722	766,722
Leisure products 0.4%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	6.574	12-21-28		5,021,051	5,011,210
Specialty retail 1.9%
Harbor Freight Tools USA, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	06-11-31		3,799,207	3,755,592
Leslie’s Poolmart, Inc., 2021 Term Loan B (3 month CME Term SOFR + 2.750%)	7.302	03-09-28		2,874,438	2,461,497
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.000%)	7.313	05-04-28		5,725,546	5,730,298
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month CME Term SOFR + 3.750%)	8.174	10-15-28		2,151,504	2,133,130
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	8.840	04-17-28		4,678,794	$3,787,858
United Petfood Finance BV, 2025 EUR Term Loan B (B)	TBD	02-05-32	EUR	2,969,491	3,081,356
Textiles, apparel and luxury goods 0.5%
Tory Burch LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	7.688	04-16-28		4,434,957	4,425,954
WH Borrower LLC, 2025 Term Loan B (3 month CME Term SOFR + 4.750%)	9.072	02-12-32		1,314,787	1,315,115
Consumer staples 1.9%					21,421,294
Beverages 0.1%
Pegasus Bidco BV, 2024 EUR Term Loan B2 (3 month EURIBOR + 3.500%)	6.022	07-12-29	EUR	1,325,380	1,385,002
Food products 1.5%
CHG PPC Parent LLC, 2021 Term Loan (1 month CME Term SOFR + 3.000%)	7.438	12-08-28		3,023,728	3,023,728
Financiere Labeyrie Fine Foods SASU, 2021 EUR Term Loan B (3 month EURIBOR + 4.250%)	6.965	07-30-26	EUR	2,750,308	2,565,959
Flora Food Management BV, 2024 EUR Term Loan B9 (6 month EURIBOR + 4.500%)	7.062	01-03-28	EUR	1,500,618	1,555,171
Flora Food Management US Corp., 2024 USD Term Loan B10 (6 month CME Term SOFR + 4.250%)	8.870	01-03-28		3,234,084	3,231,206
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.000%)	6.237	09-17-31		3,786,536	3,768,247
Peralta Inversiones Globales SL, 2024 EUR Term Loan (3 month EURIBOR + 3.500%)	6.285	07-18-31	EUR	1,447,909	1,511,165
Saratoga Food Specialties LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.642	03-07-29		761,312	766,390
Saratoga Food Specialties LLC, 2025 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.642	03-12-29		343,941	346,235
Upfield BV, 2025 USD Repriced Term Loan B10 (B)	TBD	01-03-28		216,186	215,994
7	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Household products 0.3%
Kronos Acquisition Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	8.288	07-08-31		3,355,795	$3,052,197
Energy 2.0%					22,159,525
Oil, gas and consumable fuels 2.0%
CD&R Firefly Bidco PLC, 2024 EUR 1st Lien Term Loan B7 (3 month EURIBOR + 3.750%)	6.362	06-21-28	EUR	1,803,951	1,884,203
Delek US Holdings, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.500%)	7.924	11-19-29		3,947,179	3,931,153
EG Finco, Ltd., 2024 EUR Term Loan B (3 month EURIBOR + 4.500%)	7.183	02-07-28	EUR	3,516,768	3,671,685
EPIC Crude Services LP, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.302	10-15-31		1,972,988	1,978,276
M6 ETX Holdings II Midco LLC, Term Loan B (1 month CME Term SOFR + 4.500%)	8.924	09-19-29		2,657,558	2,663,086
NGL Energy Operating LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.074	02-03-31		486,731	485,514
Northriver Midstream Finance LP, 2023 USD Term Loan B (3 month CME Term SOFR + 2.250%)	6.560	08-16-30		2,777,531	2,779,837
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.572	10-05-28		4,774,269	4,765,771
Financials 11.6%					128,680,197
Capital markets 2.3%
Aretec Group, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	7.824	08-09-30		4,279,529	4,269,729
Emerald X, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.750%)	8.074	01-30-32		2,282,203	2,289,802
Focus Financial Partners LLC, 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 3.250%)	7.574	09-15-31		337,131	336,413
Focus Financial Partners LLC, 2024 Term Loan B8 (1 month CME Term SOFR + 3.250%)	7.574	09-15-31		3,138,945	3,132,259
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
Hightower Holding LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	7.291	02-03-32		5,637,513	$5,623,419
Jump Financial LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	9.090	08-07-28		4,298,430	4,287,684
LSF11 Trinity Bidco, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.320	06-14-30		844,774	844,774
Mariner Wealth Advisors LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	08-18-28		2,399,267	2,397,012
Stepstone Group MidCo 2 GmbH, EUR Term Loan B (B)	TBD	12-04-31	EUR	2,151,619	2,230,598
Financial services 4.6%
Aragorn Parent Corp., Term Loan (1 month CME Term SOFR + 4.000%)	8.324	12-15-28		3,419,225	3,442,031
Ascensus Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	7.324	08-02-28		6,475,778	6,453,113
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B (6 month EURIBOR + 3.750%)	6.458	12-03-31	EUR	1,246,757	1,301,407
CPI Holdco B LLC, 2024 Term Loan (1 month CME Term SOFR + 2.000%)	6.324	05-19-31		1,983,148	1,973,926
DRW Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	7.791	06-26-31		4,752,796	4,736,447
Everest Subbidco SAS, EUR Term Loan B1 (B)	TBD	12-10-31	EUR	1,319,189	1,380,147
Everest Subbidco SAS, EUR Term Loan B2 (B)	TBD	12-10-31	EUR	651,988	682,116
GIP Pilot Acquisition Partners LP, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.802	10-04-30		926,632	923,741
GTCR Everest Borrower LLC, 2024 Term Loan (3 month CME Term SOFR + 2.750%)	7.079	09-05-31		1,128,606	1,126,665
Hudson River Trading LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	7.310	03-18-30		3,852,740	3,849,273
Jane Street Group LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	6.313	12-15-31		5,430,192	5,360,631
June Purchaser LLC, Term Loan (3 month CME Term SOFR + 3.250%)	7.579	11-28-31		2,549,295	2,555,413
9	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Kestra Advisor Services Holdings A, Inc., 2024 Repriced Term Loan (3 month CME Term SOFR + 3.000%)	7.291	03-21-31	1,284,753	$1,281,773
Mermaid Bidco, Inc., 2024 USD Term Loan B (3 month CME Term SOFR + 3.250%)	7.553	07-03-31	3,095,909	3,109,531
Neon Maple US Debt Mergersub, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 3.000%)	7.324	11-15-31	3,404,333	3,399,670
Osaic Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.824	08-17-28	5,379,855	5,375,767
PEX Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	7.079	11-26-31	1,152,549	1,153,989
Summit Acquisition, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	8.079	10-16-31	889,750	891,974
WEX, Inc., Term Loan B (B)	TBD	02-27-32	1,753,958	1,745,188
Insurance 3.8%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	7.324	11-06-30	5,345,106	5,335,110
Alliant Holdings Intermediate LLC, 2024 Term Loan B6 (1 month CME Term SOFR + 2.750%)	7.072	09-19-31	3,985,887	3,978,672
AmWINS Group, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	6.574	01-30-32	2,327,300	2,322,762
AssuredPartners, Inc., 2024 Incremental Term Loan B5 (1 month CME Term SOFR + 3.500%)	7.824	02-14-31	1,666,060	1,665,843
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%)	9.688	01-31-28	1,023,227	999,406
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month CME Term SOFR + 5.250%)	9.688	01-20-29	606,773	587,909
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%)	8.424	08-19-28	4,692,741	4,680,211
Asurion LLC, 2023 Term Loan B11 (1 month CME Term SOFR + 4.250%)	8.674	08-19-28	2,452,008	2,448,551
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	10

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	7.310	05-26-31	4,566,717	$4,572,425
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 3.000%)	7.324	06-13-31	4,424,452	4,422,107
Cross Financial Corp., 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	7.574	10-31-31	2,663,564	2,668,572
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.787	06-20-30	2,719,787	2,721,501
IMA Financial Group, Inc., Term Loan (1 month CME Term SOFR + 3.000%)	7.324	11-01-28	3,052,403	3,052,403
Ryan LLC, Term Loan (1 month CME Term SOFR + 3.500%)	7.824	11-14-30	3,266,322	3,268,870
Mortgage real estate investment trusts 0.9%
Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1 (1 month CME Term SOFR + 3.500%)	7.938	03-11-28	1,199,693	1,193,695
Apollo Commercial Real Estate Finance, Inc., Term Loan B (1 month CME Term SOFR + 2.750%)	7.188	05-15-26	566,332	565,624
Blackstone Mortgage Trust, Inc., 2022 Term Loan B4 (1 month CME Term SOFR + 3.500%)	7.824	05-09-29	2,880,076	2,883,676
Blackstone Mortgage Trust, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.060	12-11-28	1,063,553	1,064,883
KREF Holdings X LLC, 2021 Term Loan (3 month CME Term SOFR + 3.500%)	8.055	09-01-27	2,314,315	2,314,315
KREF Holdings X LLC, 2025 Term Loan B (B)	TBD	02-26-32	1,783,629	1,779,170
Health care 10.2%				114,038,770
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (3 month CME Term SOFR + 2.000%)	6.413	11-15-27	1,917,639	1,900,150
Health care equipment and supplies 1.1%
Auris Luxembourg III Sarl, 2024 Term Loan B4 (6 month CME Term SOFR + 3.750%)	8.177	02-28-29	3,344,881	3,353,243
11	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care equipment and supplies (continued)
Bayou Intermediate II LLC, Term Loan B (3 month CME Term SOFR + 4.500%)	9.052	08-02-28		710,233	$709,047
Hanger, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.824	10-23-31		2,025,670	2,026,946
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	6.574	10-23-28		6,086,025	6,092,537
Health care providers and services 5.3%
AHP Health Partners, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.074	08-24-28		2,635,160	2,645,042
Colosseum Dental Finance BV, EUR Term Loan B (B)	TBD	02-25-32	EUR	1,193,859	1,240,382
Concentra Health Services, Inc., Term Loan B (1 month CME Term SOFR + 2.250%)	6.574	07-28-31		794,201	796,186
Confluent Health LLC, 2021 Term Loan B (1 month CME Term SOFR + 4.000%)	8.438	11-30-28		3,860,367	3,633,571
Ensemble RCM LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.291	08-01-29		5,549,384	5,567,031
Examworks Bidco, Inc., 2021 Term Loan (1 month CME Term SOFR + 2.750%)	7.074	11-01-28		3,962,485	3,956,541
MED ParentCo LP, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	7.824	04-15-31		2,801,127	2,807,094
National Mentor Holdings, Inc., 2021 2nd Lien Term Loan (3 month CME Term SOFR + 7.250%)	11.679	03-02-29		2,136,611	2,026,213
National Mentor Holdings, Inc., 2021 Term Loan (1 and 3 month CME Term SOFR + 3.750%)	8.175	03-02-28		5,506,142	5,389,687
National Mentor Holdings, Inc., 2021 Term Loan C (3 month CME Term SOFR + 3.750%)	8.179	03-02-28		160,989	157,584
Phoenix Newco, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	11-15-28		5,887,735	5,894,506
Pique Bidco SL, 2024 EUR Term Loan B3 (1 month EURIBOR + 3.750%)	6.300	12-18-30	EUR	1,890,546	1,969,747
Radnet Management, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.250%)	6.568	04-18-31		1,644,071	1,644,663
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	12

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Ramsay Generale de Sante SA, 2024 EUR Term Loan B4 (3 month EURIBOR + 3.250%)	5.927	08-13-31	EUR	1,270,247	$1,322,830
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4 (B)	TBD	08-13-31	EUR	1,387,226	1,444,650
Raven Acquisition Holdings LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	7.574	11-19-31		4,483,989	4,462,376
Select Medical Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.309	12-03-31		2,668,075	2,671,703
Sharp Services LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.579	12-31-28		1,848,390	1,843,769
Southern Veterinary Partners LLC, 2024 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	7.722	12-04-31		2,434,034	2,435,300
Star Parent, Inc., Term Loan B (3 month CME Term SOFR + 4.000%)	8.329	09-27-30		2,566,349	2,511,455
Upstream Newco, Inc., 2021 Term Loan (3 month CME Term SOFR + 4.250%)	8.802	11-20-26		4,310,810	3,771,959
VetStrategy Canada Holdings, Inc., 2025 USD Repriced Term Loan B (3 month CME Term SOFR + 3.750%)	8.040	12-12-28		1,665,357	1,670,353
Health care technology 0.6%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.750%)	7.059	05-01-31		6,521,651	6,448,283
Cotiviti, Inc., 2025 Incremental Term Loan (B)	TBD	02-13-32		54,393	53,645
Pharmaceuticals 3.0%
Amneal Pharmaceuticals LLC, 2023 Term Loan B (1 month CME Term SOFR + 5.500%)	9.824	05-04-28		6,788,453	6,898,765
Curium Bidco Sarl, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	7.829	07-31-29		6,819,174	6,830,562
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 4.000%)	8.324	04-23-31		4,471,528	4,471,528
Financiere Mendel SASU, 2024 EUR Term Loan B (3 month EURIBOR + 3.500%)	6.183	11-08-30	EUR	1,757,363	1,825,588
IQVIA, Inc., 2023 USD Term Loan B4 (3 month CME Term SOFR + 2.000%)	6.329	01-02-31		1,021,331	1,022,924
13	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Jazz Financing Lux Sarl, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	6.574	05-05-28		1,820,541	$1,821,961
LSCS Holdings, Inc., 2025 Term Loan (B)	TBD	02-20-32		2,600,702	2,594,200
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%)	6.570	05-19-31		1,847,659	1,839,955
Padagis LLC, Term Loan B (3 month CME Term SOFR + 4.750%)	9.300	07-06-28		4,640,035	4,322,981
Perrigo Investments LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.324	04-20-29		1,964,422	1,963,813
Industrials 16.2%					179,957,300
Aerospace and defense 2.0%
Bleriot US Bidco, Inc., 2023 Term Loan B (3 month CME Term SOFR + 2.750%)	7.079	10-31-30		527,442	527,278
Cobham Ultra SeniorCo Sarl, EUR Term Loan B (6 month EURIBOR + 3.750%)	6.340	08-06-29	EUR	1,513,222	1,563,367
Cobham Ultra SeniorCo Sarl, USD Term Loan B (6 month CME Term SOFR + 3.750%)	8.427	08-03-29		3,010,708	3,001,917
Novaria Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.824	06-06-31		3,371,550	3,376,810
Signia Aerospace LLC, 2024 Term Loan (3 month CME Term SOFR + 3.000%)	7.359	11-21-31		2,605,725	2,599,211
The NORDAM Group, Inc., Term Loan B (1 month CME Term SOFR + 5.500%)	9.924	04-09-26		1,955,138	1,945,363
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.829	02-28-31		5,646,333	5,646,729
TransDigm, Inc., 2024 Term Loan (3 month CME Term SOFR + 2.500%)	6.829	01-19-32		840,646	841,243
Vertex Aerospace Services Corp., 2021 First Lien Term Loan (1 month CME Term SOFR + 2.250%)	6.574	12-06-30		2,943,595	2,924,786
Air freight and logistics 1.0%
Apple Bidco LLC, 2021 Term Loan (1 month CME Term SOFR + 2.500%)	6.824	09-22-28		3,449,206	3,449,206
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Air freight and logistics (continued)
Apple Bidco LLC, 2025 Term Loan (B)	TBD	09-22-31	319,035	$317,213
Rand Parent LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	7.302	03-18-30	2,946,509	2,941,352
Stonepeak Nile Parent LLC, Term Loan B (B)	TBD	02-04-32	3,821,620	3,808,474
Swissport Stratosphere USA LLC, 2024 USD Term Loan (3 month CME Term SOFR + 3.750%)	8.044	04-04-31	276,915	277,090
Building products 2.3%
ACProducts Holdings, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%)	8.840	05-17-28	5,711,236	4,265,951
Azek Group LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.324	09-19-31	1,639,941	1,644,041
AZZ, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	05-13-29	1,920,035	1,930,595
Cornerstone Building Brands, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.662	04-12-28	2,450,417	2,268,376
Cornerstone Building Brands, Inc., 2022 Term Loan (1 month CME Term SOFR + 5.625%)	9.937	08-01-28	1,440,913	1,414,803
Cornerstone Building Brands, Inc., 2024 Term Loan B (1 month CME Term SOFR + 4.500%)	8.812	05-15-31	1,800,946	1,694,294
East West Manufacturing LLC, Term Loan B (3 month CME Term SOFR + 5.750%)	10.041	12-22-28	1,480,110	1,463,459
Icebox Holdco III, Inc., 2021 1st Lien Term Loan (3 month CME Term SOFR + 3.500%)	8.086	12-22-28	4,218,096	4,245,640
Lakeshore Learning Materials LLC, Term Loan (1 month CME Term SOFR + 3.500%)	7.938	09-29-28	3,340,409	3,255,229
MITER Brands Acquisition Holdco, Inc., 2024 Term Loan B2 (1 month CME Term SOFR + 3.000%)	7.324	03-28-31	632,616	633,337
Wilsonart LLC, 2024 Term Loan B (3 month CME Term SOFR + 4.250%)	8.579	08-05-31	2,809,077	2,781,688
Commercial services and supplies 3.9%
AEA International Holdings Luxembourg Sarl, 2024 USD Term Loan B (3 month CME Term SOFR + 2.750%)	7.079	09-07-28	3,934,985	3,920,229
15	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Anticimex International AB, 2024 Term Loan B6 (3 month CME Term SOFR + 3.400%)	7.740	11-16-28		4,748,896	$4,758,774
Belron Finance 2019 LLC, 2024 USD Term Loan B (3 month CME Term SOFR + 2.750%)	7.052	10-16-31		2,188,905	2,193,699
Cimpress PLC, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	05-17-28		4,551,371	4,528,614
Comet Bidco, Ltd., 2018 USD Term Loan B (6 month CME Term SOFR + 5.000% and 0.625% PIK)	10.010	09-30-27		5,540,054	5,549,305
Core & Main LP, 2024 Term Loan E (6 month CME Term SOFR + 2.000%)	6.270	02-09-31		2,221,497	2,225,673
Element Materials Technology Group US Holdings, Inc., 2022 USD Term Loan (3 month CME Term SOFR + 3.750%)	8.079	07-06-29		5,314,032	5,335,607
GFL Environmental Services, Inc., 2025 Term Loan B (B)	TBD	02-04-32		1,357,802	1,353,566
JFL-Tiger Acquisition Company, Inc., Term Loan B (3 month CME Term SOFR + 4.000%)	8.337	10-17-30		1,580,403	1,580,798
Thevelia US LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	7.329	06-18-29		1,924,385	1,929,196
Verisure Holding AB, 2024 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.921	05-30-30	EUR	4,000,000	4,176,038
Win Waste Innovations Holdings, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.750%)	7.188	03-24-28		4,426,679	4,371,346
Xplor T1 LLC, Term Loan B (3 month CME Term SOFR + 3.500%)	7.827	06-24-31		1,040,684	1,043,286
Construction and engineering 1.3%
Arcosa, Inc., Term Loan B (1 month CME Term SOFR + 2.250%)	6.574	08-12-31		455,512	457,789
Azuria Water Solutions, Inc., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	7.324	05-17-28		3,973,336	3,986,368
Construction Partners, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	11-03-31		1,108,098	1,104,408
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	16

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Construction and engineering (continued)
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	8.188	03-31-28		188	$189
Legence Holdings LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.574	12-18-28		4,306,718	4,297,028
Range Red Operating, Inc., First Out Term Loan (3 month CME Term SOFR + 8.000%) (C)	12.410	10-01-29		825,496	750,451
Range Red Operating, Inc., Second Out Term Loan (3 month CME Term SOFR + 8.000%) (C)	12.410	10-01-29		3,431,590	3,431,590
Electrical equipment 0.4%
Hobbs & Associates LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 3.250%)	7.562	07-23-31		145,808	145,353
Hobbs & Associates LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	7.562	07-23-31		1,461,729	1,457,169
Infinite Bidco LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.750%)	8.302	03-02-28		2,430,072	2,300,986
MX Holdings US, Inc., 2025 USD Term Loan B (B)	TBD	02-20-32		103,830	103,830
Machinery 2.2%
Arcline FM Holdings LLC, 2024 Term Loan (3 month CME Term SOFR + 4.500%)	8.803	06-23-28		5,911,265	5,903,875
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	6.806	07-01-31		1,460,616	1,458,176
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	07-01-31		3,597,650	3,592,469
JBT Marel Corp., Term Loan B (1 month CME Term SOFR + 2.250%)	6.674	01-02-32		707,412	709,329
Pro Mach Group, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	7.824	08-31-28		3,696,178	3,698,247
Rubix Group Finco, Ltd., 2024 EUR Term Loan (3 month EURIBOR + 4.000%)	6.535	09-30-28	EUR	1,906,017	1,984,996
Star US Bidco LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.074	03-17-27		3,590,981	3,597,732
17	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
Terex Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.324	10-08-31	1,275,095	$1,278,819
TK Elevator US Newco, Inc., USD Term Loan B (6 month CME Term SOFR + 3.500%)	7.737	04-30-30	2,810,924	2,811,290
Passenger airlines 0.6%
AAdvantage Loyalty IP, Ltd., 2025 Term Loan (B)	TBD	04-20-28	821,158	820,131
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	9.104	08-27-29	3,010,194	3,014,499
WestJet Loyalty LP, Term Loan B (3 month CME Term SOFR + 3.250%)	7.579	02-14-31	2,848,761	2,841,183
Professional services 2.0%
Amentum Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.574	09-29-31	1,735,964	1,707,754
Creative Artists Agency LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%)	7.074	10-01-31	3,657,704	3,658,729
First Advantage Holdings LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.250%)	7.574	10-31-31	3,431,443	3,437,173
Grant Thornton Advisors Holdings LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.750%)	7.055	06-02-31	2,191,416	2,186,551
HireRight Holdings Corp., 2025 Term Loan B (3 month CME Term SOFR + 3.250%)	7.553	09-27-30	3,337,096	3,339,465
Holding Socotec SAS, 2024 USD Term Loan B (3 month CME Term SOFR + 3.750%)	8.053	06-30-28	2,293,098	2,303,142
SS&C Technologies, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	6.324	05-09-31	2,864,659	2,868,756
TTF Lower Intermediate LLC, 2024 Term Loan (6 month CME Term SOFR + 3.750%)	8.002	07-18-31	2,889,623	2,896,847
Trading companies and distributors 0.0%
Beacon Roofing Supply, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	6.324	05-19-28	577,428	578,415
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	18

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Transportation infrastructure 0.5%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.574	10-31-31		3,952,448	$3,948,931
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.250%)	6.574	10-31-31		1,503,385	1,502,047
Information technology 14.8%					165,426,776
Communications equipment 0.4%
Venga Finance Sarl, 2025 USD Term Loan B (3 month CME Term SOFR + 3.750%)	8.325	06-28-29		4,876,468	4,880,125
Electronic equipment, instruments and components 0.2%
C&D Technologies, Inc., Term Loan B (1 month CME Term SOFR + 5.750%)	10.188	12-20-25		2,541,086	2,515,676
IT services 1.7%
EP Purchaser LLC, 2021 Term Loan B (3 month CME Term SOFR + 3.500%)	8.090	11-06-28		4,217,647	4,193,944
Gainwell Acquisition Corp., Term Loan B (3 month CME Term SOFR + 4.000%)	8.429	10-01-27		3,310,569	3,074,691
ION Trading Finance, Ltd., 2021 EUR Term Loan B (3 month EURIBOR + 4.250%)	6.933	04-03-28	EUR	2,629,007	2,720,381
ION Trading Technologies Sarl, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	7.829	04-01-28		1,673,504	1,668,283
Paysafe Holdings US Corp., USD Term Loan B1 (1 month CME Term SOFR + 2.750%)	7.188	06-28-28		2,685,868	2,682,510
TGG TS Acquisition Company, 2018 Term Loan B (1 month CME Term SOFR + 6.500%)	10.938	12-14-25		1,624,582	1,624,582
Total Webhosting Solutions BV, EUR Term Loan B (1 month EURIBOR + 4.500%)	7.050	11-04-31	EUR	2,514,863	2,621,184
Semiconductors and semiconductor equipment 0.1%
Icon Parent, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.000%)	7.315	11-13-31		1,507,596	1,503,194
Software 12.4%
Access CIG LLC, 2023 Term Loan (3 month CME Term SOFR + 5.000%)	9.291	08-18-28		5,192,740	5,206,657
19	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
AQA Acquisition Holding, Inc., 2024 Term Loan (3 month CME Term SOFR + 4.000%)	8.291	03-03-28		341,543	$343,934
Arctera US Holdings LLC, 2024 Priority Term Loan (3 month CME Term SOFR + 12.500%)	16.928	12-09-29		852,196	852,196
Avaya, Inc., 2023 Exit Term Loan (1 month CME Term SOFR + 7.500%)	11.824	08-01-28		17,056	14,036
Azalea TopCo, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.250%)	7.574	04-30-31		3,799,830	3,792,724
Barracuda Networks, Inc., 2022 Term Loan (3 month CME Term SOFR + 4.500%)	8.791	08-15-29		4,767,379	4,106,429
BEP Intermediate Holdco LLC, Replacement Term Loan (1 month CME Term SOFR + 3.250%)	7.574	04-25-31		582,856	585,771
BMC Software, Inc., 2025 USD Term Loan B (3 month CME Term SOFR + 3.000%)	7.291	07-30-31		4,733,508	4,722,100
Cegid Group SASU, 2025 EUR Term Loan B3 (3 month EURIBOR + 3.250%)	5.862	01-17-30	EUR	677,389	703,407
Central Parent LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.579	07-06-29		4,406,101	4,021,668
Claudius Finance Sarl, 2021 EUR Term Loan B (3 month EURIBOR + 3.500%)	5.862	07-10-28	EUR	2,649,616	2,753,169
Clearwater Analytics LLC, 2025 Term Loan B (B)	TBD	02-07-32		190,402	190,164
Clover Holdings 2 LLC, Term Loan B (3 month CME Term SOFR + 4.000%)	8.428	12-09-31		3,204,013	3,198,021
Clover Holdings SPV III LLC, 2024 USD Term Loan	15.000	12-18-27		294,266	301,255
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month CME Term SOFR + 3.750%)	8.188	10-16-28		5,870,581	5,245,012
Dcert Buyer, Inc., 2019 Term Loan B (1 month CME Term SOFR + 4.000%)	8.324	10-16-26		4,792,331	4,643,194
Dodge Data + Analytics LLC, 2024 2nd Out Term Loan B (3 month CME Term SOFR + 4.750%)	9.218	02-28-29		1,805,689	1,494,207
Dodge Data + Analytics LLC, 2024 Tranche A New Money Term Loan (3 month CME Term SOFR + 6.250%)	10.718	01-31-29		1,302,089	1,295,578
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	20

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software (continued)
Ellucian Holdings, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.324	10-09-29		1,952,292	$1,950,203
Epicor Software Corp., 2024 Term Loan E (1 month CME Term SOFR + 2.750%)	7.074	05-30-31		4,934,037	4,947,803
Finthrive Software Intermediate Holdings, Inc., 2024 First Out Term Loan (1 month CME Term SOFR + 4.000%)	8.320	12-15-28		3,055,480	2,962,716
Finthrive Software Intermediate Holdings, Inc., 2024 Second Out Term Loan (1 month CME Term SOFR + 4.000%)	8.435	12-15-28		2,065,929	1,770,502
Finthrive Software Intermediate Holdings, Inc., 2024 Term Loan A (1 month CME Term SOFR + 5.250%)	9.570	12-15-28		517,962	515,155
Genesys Cloud Services, Inc., 2025 EUR Term Loan B (B)	TBD	01-30-32	EUR	298,711	310,952
Genesys Cloud Services, Inc., 2025 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	01-30-32		5,617,129	5,589,043
Helios Software Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	7.829	07-18-30		1,808,520	1,813,041
Ivanti Software, Inc., 2024 Co-Op Term Loan B (3 month CME Term SOFR + 4.250%)	8.817	12-01-27		3,337,365	2,736,639
Ivanti Software, Inc., 2024 Co-Op Term Loan B1 (3 month CME Term SOFR + 4.000%)	8.547	12-01-27		2,152,327	1,721,861
Leia Finco US LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%)	7.535	10-09-31		2,045,687	2,038,711
Magenta Security Holdings LLC, 2024 First Out Term Loan (3 month CME Term SOFR + 6.750%)	11.301	07-27-28		2,301,299	2,078,833
Magenta Security Holdings LLC, 2024 Second Out Term Loan (3 month CME Term SOFR + 7.000%)	11.551	07-27-28		1,800,985	938,764
Magenta Security Holdings LLC, 2024 Super Priority Term Loan (3 month CME Term SOFR + 6.250%)	10.541	07-27-28		704,797	715,016
Magenta Security Holdings LLC, 2024 Third Out Term Loan (3 month CME Term SOFR + 1.500% and 5.500% PIK)	11.551	07-27-28		566,749	180,226
21	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Marcel Bidco LLC, 2024 USD Term Loan B7 (1 month CME Term SOFR + 3.500%)	7.840	11-09-30	3,352,463	$3,381,797
Mavenir Systems, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.750%) (C)	9.325	08-18-28	4,041,477	808,295
Mavenir Systems, Inc., 2024 2nd Amendment Term Loan (3 month CME Term SOFR + 10.000%) (C)	14.423	03-14-25	327,220	289,200
Mavenir Systems, Inc., 2024 Incremental Super Priority Term Loan 3 (3 month CME Term SOFR + 10.000%) (C)	14.232	03-14-25	244,957	216,495
Mavenir Systems, Inc., 2024 Super Senior Delayed Draw Term Loan (6 month CME Term SOFR + 10.000%)	14.444	03-14-25	87,572	87,572
Mavenir Systems, Inc., 2024 Super Senior Term Loan B (3 month CME Term SOFR + 10.000%) (C)	14.254	03-14-25	272,056	233,524
Mavenir Systems, Inc., 2024 Term Loan (3 month CME Term SOFR + 10.000%)	14.396	03-14-25	120,774	106,766
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.309	03-01-29	4,833,091	4,816,175
Mitchell International, Inc., 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	7.574	06-17-31	6,233,074	6,185,142
Modena Buyer LLC, Term Loan (3 month CME Term SOFR + 4.500%)	8.791	07-01-31	3,099,804	3,026,835
Open Text Corp., 2023 Term Loan B (1 month CME Term SOFR + 1.750%)	6.074	01-31-30	1,824,825	1,822,544
Orion Advisor Solutions, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	8.041	09-24-30	3,904,836	3,927,836
Peraton Corp., Term Loan B (1 month CME Term SOFR + 3.750%)	8.174	02-01-28	4,650,045	4,198,107
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	7.579	10-28-30	3,825,405	3,837,378
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B (B)	TBD	10-28-30	543,015	544,715
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	22

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Project Boost Purchaser LLC, 2024 Term Loan (3 month CME Term SOFR + 3.000%)	7.308	07-16-31	2,805,138	$2,801,800
Project Ruby Ultimate Parent Corp., 2024 Term Loan B (1 month CME Term SOFR + 3.000%)	7.438	03-10-28	5,310,073	5,303,435
Proofpoint, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.000%)	7.324	08-31-28	5,365,332	5,376,492
Skillsoft Finance II, Inc., 2021 Term Loan (1 month CME Term SOFR + 5.250%)	9.688	07-14-28	578,855	503,315
SolarWinds Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.750%)	7.074	02-05-30	4,613,680	4,610,820
Sophos Holdings LLC, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.500%)	7.938	03-05-27	1,662,558	1,666,415
Surf Holdings LLC, USD Term Loan (1 month CME Term SOFR + 3.500%)	7.938	03-05-27	2,656,103	2,662,265
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.000%)	7.300	02-10-31	4,683,353	4,681,807
VS Buyer LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%)	7.070	04-12-31	3,117,076	3,114,489
Materials 8.0%				89,481,122
Chemicals 4.2%
ASP Unifrax Holdings, Inc., 2024 Term Loan (3 month CME Term SOFR + 7.750%)	12.079	09-28-29	5,295,370	5,284,038
Derby Buyer LLC, 2024 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	7.307	11-01-30	3,485,822	3,486,693
Hyperion Materials & Technologies, Inc., 2021 Term Loan B (1 and 3 month CME Term SOFR + 4.500%)	9.011	08-30-28	4,332,086	4,276,115
Hyperion Refinance Sarl, 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.324	02-15-31	2,654,399	2,646,781
INEOS Enterprises Holdings US Finco LLC, 2023 USD 1st Lien Term Loan B (3 month CME Term SOFR + 3.750%)	8.163	07-08-30	2,393,341	2,384,366
23	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
INEOS US Finance LLC, 2023 USD Term Loan B (1 month CME Term SOFR + 3.250%)	7.574	02-18-30	3,361,464	$3,306,840
INEOS US Petrochem LLC, 2023 USD 1st Lien Term Loan B (1 month CME Term SOFR + 4.250%)	8.674	04-02-29	3,415,275	3,329,893
Jadex, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	9.188	02-18-28	3,778,059	3,662,829
Nouryon Finance BV, 2024 USD Term Loan B1 (3 month CME Term SOFR + 3.250%)	7.553	04-03-28	3,387,483	3,399,136
Plaskolite PPC Intermediate II LLC, 2021 Term Loan (3 month CME Term SOFR + 4.000%)	8.575	12-15-25	256	249
Secure Acquisition, Inc., 2021 Term Loan (3 month CME Term SOFR + 4.250%)	8.579	12-16-28	1,902,884	1,902,884
Solenis Holdings, Ltd., 2024 USD Term Loan (3 month CME Term SOFR + 3.000%)	7.337	06-20-31	4,579,568	4,566,425
The Chemours Company, 2023 USD Term Loan B (1 month CME Term SOFR + 3.000%)	7.324	08-18-28	4,150,091	4,131,084
Windsor Holdings III LLC, 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	7.822	08-01-30	3,295,865	3,283,505
Windsor Holdings III LLC, 2025 USD Term Loan B (B)	TBD	08-01-30	1,513,388	1,507,712
Construction materials 0.6%
American Builders & Contractors Supply Company, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.074	01-31-31	1,610,932	1,614,798
Quikrete Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.574	04-14-31	1,644,962	1,642,446
Quikrete Holdings, Inc., 2024 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.574	03-19-29	2,581,521	2,578,784
Quikrete Holdings, Inc., 2025 Term Loan B	6.560	02-10-32	765,484	764,053
Containers and packaging 2.9%
Altium Packaging LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	06-11-31	3,435,813	3,400,012
Anchor Packaging LLC, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.250%)	7.567	07-18-29	810,727	811,149
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	24

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging (continued)
Balcan Innovations, Inc., Term Loan B (3 month CME Term SOFR + 4.750%)	9.043	10-10-31		1,844,291	$1,848,901
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month CME Term SOFR + 3.175%)	7.499	04-13-29		2,364,789	2,363,322
Five Star Lower Holding LLC, Term Loan (3 month CME Term SOFR + 4.250%)	8.677	05-05-29		1,913,623	1,875,351
Iris Holding, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	9.141	06-28-28		2,056,295	1,969,458
LABL, Inc., 2021 EUR Term Loan (1 month EURIBOR + 5.000%)	7.550	10-29-28	EUR	1,618,326	1,516,769
LABL, Inc., 2021 USD 1st Lien Term Loan (1 month CME Term SOFR + 5.000%)	9.424	10-29-28		3,246,708	2,999,699
LTI Holdings, Inc. , 2024 Term Loan B (1 month CME Term SOFR + 4.250%)	8.574	07-19-29		4,112,665	4,111,802
Proampac PG Borrower LLC, 2024 Term Loan (3 month CME Term SOFR + 4.000%)	8.310	09-15-28		3,986,022	3,985,185
SupplyOne, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.750%)	8.074	04-21-31		1,832,873	1,842,331
Trident TPI Holdings, Inc., 2024 Term Loan B7 (6 month CME Term SOFR + 3.750%)	8.188	09-15-28		3,906,713	3,905,736
Valcour Packaging LLC, 2024 New Money Term Loan A1 (1 month CME Term SOFR + 5.250%)	9.560	10-10-28		337,174	340,967
Valcour Packaging LLC, 2024 Second Out Term Loan (1 month CME Term SOFR + 1.500% and 2.250% PIK)	8.175	10-04-28		1,521,878	1,315,481
Metals and mining 0.3%
Vibrantz Technologies, Inc., 2022 Term Loan B (3 month CME Term SOFR + 4.250%)	8.689	04-23-29		3,543,476	3,426,328
Utilities 0.9%					9,944,054
Electric utilities 0.2%
Cornerstone Generation LLC, Term Loan B (B)	TBD	10-28-31		1,617,799	1,620,500
Independent power and renewable electricity producers 0.4%
Alpha Generation LLC, Term Loan B (1 month CME Term SOFR + 2.750%)	7.074	09-30-31		1,191,316	1,193,366
25	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Finco Utilitas Sarl, EUR Term Loan B (6 month EURIBOR + 3.750%)	6.912	09-26-30	EUR	754,119	$787,933
Talen Energy Supply LLC, 2023 Term Loan B (3 month CME Term SOFR + 2.500%)	6.818	05-17-30		1,688,929	1,689,638
Talen Energy Supply LLC, 2024 Incremental Term Loan B (3 month CME Term SOFR + 2.500%)	6.818	12-15-31		863,511	864,158
Multi-utilities 0.3%

WEC US Holdings, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.250%)	6.559	01-27-31		3,796,507	3,788,459
Corporate bonds 4.8%					$53,276,927
(Cost $60,542,982)
Communication services 0.8%					8,549,847
Diversified telecommunication services 0.2%
Connect Finco SARL (E)	9.000	09-15-29		574,000	526,049
Iliad Holding SASU (E)	7.000	10-15-28		2,017,000	2,052,523
Media 0.6%
Sirius XM Radio LLC (E)	4.125	07-01-30		2,000,000	1,796,289
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (E)(F)	6.806	02-01-29	EUR	614,000	640,914
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (F)	6.806	02-01-29	EUR	1,590,000	1,659,695
United Group BV (Greater of 3 month EURIBOR + 4.250% or 4.250%) (E)(F)	6.806	02-15-31	EUR	618,000	647,493
United Group BV (Greater of 3 month EURIBOR + 4.250% or 0.000%) (F)	6.806	02-15-31	EUR	1,171,000	1,226,884
Consumer discretionary 1.0%					11,698,250
Automobile components 0.1%
Tenneco, Inc. (E)	8.000	11-17-28		697,000	692,418
Automobiles 0.2%
Constellation Automotive Financing PLC (E)	4.875	07-15-27	GBP	1,184,000	1,472,598
Constellation Automotive Financing PLC	4.875	07-15-27	GBP	473,000	588,293
Diversified consumer services 0.2%
Pachelbel Bidco SpA (3 month EURIBOR + 4.250%) (E)(F)	6.865	05-17-31	EUR	1,049,000	1,100,871
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	26

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
Pachelbel Bidco SpA (E)	7.125	05-17-31	EUR	961,000	$1,085,859
Hotels, restaurants and leisure 0.3%
Punch Finance PLC	6.125	06-30-26	GBP	3,174,000	3,983,590
Specialty retail 0.2%
Global Auto Holdings, Ltd. (E)	8.750	01-15-32		2,733,000	2,532,064
Global Auto Holdings, Ltd. (E)	11.500	08-15-29		231,000	242,557
Consumer staples 0.3%					3,501,203
Food products 0.3%
Irca SpA (3 month EURIBOR + 3.750%) (E)(F)	6.631	12-15-29	EUR	1,614,000	1,691,025
Post Holdings, Inc. (E)	6.250	02-15-32		566,000	570,326
Sammontana Italia SpA (3 month EURIBOR + 3.750%) (E)(F)	6.214	10-15-31	EUR	1,179,000	1,239,852
Financials 0.3%					2,843,924
Mortgage real estate investment trusts 0.3%
Apollo Commercial Real Estate Finance, Inc. (E)(G)	4.625	06-15-29		2,230,000	2,076,123
Blackstone Mortgage Trust, Inc. (E)	7.750	12-01-29		738,000	767,801
Health care 0.8%					8,705,196
Health care providers and services 0.6%
Genesis Care Finance Pty, Ltd. (Overnight SOFR + 5.000%) (C)(E)(F)	10.351	02-16-29		574,491	574,491
Option Care Health, Inc. (E)	4.375	10-31-29		2,250,000	2,112,292
US Acute Care Solutions LLC (E)	9.750	05-15-29		3,911,000	3,998,008
Pharmaceuticals 0.2%
Organon & Company (E)(G)	4.125	04-30-28		2,124,000	2,020,405
Industrials 0.7%					7,519,500
Air freight and logistics 0.1%
Rand Parent LLC (E)(G)	8.500	02-15-30		1,247,000	1,281,127
Building products 0.0%
MITER Brands Acquisition Holdco, Inc. (E)	6.750	04-01-32		265,000	270,059
Marine transportation 0.1%
Anarafe SLU (3 month EURIBOR + 1.000% Cash and 11.750% PIK) (E)(F)	15.362	12-31-26	EUR	594,665	524,344
Passenger airlines 0.1%
JetBlue Airways Corp. (E)	9.875	09-20-31		498,000	527,184
27	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors 0.4%
Beacon Roofing Supply, Inc. (E)	4.125	05-15-29		2,000,000	$1,947,214
Beacon Roofing Supply, Inc. (E)	4.500	11-15-26		3,000,000	2,969,572
Information technology 0.2%					2,624,398
Software 0.2%
TeamSystem SpA (3 month EURIBOR + 3.500%) (E)(F)	6.285	07-31-31	EUR	2,514,000	2,624,398
Materials 0.7%					7,834,609
Chemicals 0.2%
ASP Unifrax Holdings, Inc. (5.850% Cash and 1.250% PIK) (E)	7.100	09-30-29		2,182,608	1,276,826
INEOS Quattro Finance 2 PLC (E)(G)	9.625	03-15-29		1,295,000	1,369,657
Containers and packaging 0.2%
Reno de Medici SpA (3 month EURIBOR + 5.000%) (F)	7.886	04-15-29	EUR	2,785,000	2,510,558
Metals and mining 0.3%
Midwest Vanadium Proprietary, Ltd. (D)(E)	11.500	02-15-18		5,663,972	5,664

Vibrantz Technologies, Inc. (E)	9.000	02-15-30		2,962,000	2,671,904
Asset-backed securities 4.3%					$48,153,103
(Cost $47,332,428)
Asset-backed securities 4.3%					48,153,103
Allegro CLO XII, Ltd. Series 2020-1A, Class D1R (3 month CME Term SOFR + 3.500%) (E)(F)	7.793	07-21-37		350,000	354,889
Atlas Senior Loan Fund X, Ltd. Series 2018-10A, Class D (3 month CME Term SOFR + 3.012%) (E)(F)	7.314	01-15-31		4,900,000	4,917,434
Atlas Senior Loan Fund XI, Ltd. Series 2018-11A, Class D (3 month CME Term SOFR + 3.312%) (E)(F)	7.612	07-26-31		1,250,000	1,251,180
Atlas Senior Loan Fund, Ltd. Series 2021-18A, Class D (3 month CME Term SOFR + 3.932%) (E)(F)	8.225	01-18-35		450,000	450,062
Battery Park CLO, Ltd. Series 2019-1A, Class DR (3 month CME Term SOFR + 3.750%) (E)(F)	8.052	07-15-36		250,000	252,153
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	28

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Canyon Capital CLO, Ltd. Series 2014-1A, Class CR (3 month CME Term SOFR + 3.012%) (E)(F)	7.298	01-30-31	750,000	$750,355
CarVal CLO III, Ltd. Series 2019-2A, Class DR2 (3 month CME Term SOFR + 2.500%) (E)(F)	6.531	07-20-32	450,000	451,211
CBAM, Ltd. Series 2019-9A, Class DR (3 month CME Term SOFR + 4.150%) (E)(F)	8.452	07-15-37	1,100,000	1,123,315
Columbia Cent CLO, Ltd. Series 2020-29A, Class D1R (3 month CME Term SOFR + 3.862%) (E)(F)	8.155	10-20-34	150,000	150,643
Crown Point CLO, Ltd. Series 2018-7A, Class D (3 month CME Term SOFR + 3.762%) (E)(F)	8.055	10-20-31	250,000	251,082
Halseypoint CLO, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.762%) (E)(F)	8.048	01-30-35	3,150,000	3,165,013
Hayfin US XIV, Ltd. Series 2021-14A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	8.205	07-20-34	3,000,000	3,003,309
ICG US CLO, Ltd. Series 2018-1A, Class C (3 month CME Term SOFR + 2.862%) (E)(F)	7.155	04-21-31	750,000	752,233
Jamestown CLO IX, Ltd. Series 2016-9A, Class CRR (3 month CME Term SOFR + 4.162%) (E)(F)	8.462	07-25-34	3,450,000	3,457,166
Jamestown CLO XVI, Ltd. Series 2021-16A, Class DR (3 month CME Term SOFR + 3.050%) (E)(F)	7.350	07-25-34	3,100,000	3,107,586
Marble Point CLO XI, Ltd. Series 2017-2A, Class D (3 month CME Term SOFR + 3.062%) (E)(F)	7.355	12-18-30	2,500,000	2,503,165
Northwoods Capital XVII, Ltd. Series 2018-17A, Class D (3 month CME Term SOFR + 3.112%) (E)(F)	7.402	04-22-31	1,350,000	1,350,162
OZLM XIV, Ltd. Series 2015-14A, Class B2R3 (3 month CME Term SOFR + 2.700%) (E)(F)	6.987	01-15-38	1,000,000	1,001,905
29	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Parallel, Ltd.
Series 2020-1A, Class CR (3 month CME Term SOFR + 3.662%) (E)(F)	7.955	07-20-34	1,350,000	$1,353,329
Series 2021-1A, Class DR (3 month CME Term SOFR + 3.600%) (E)(F)	7.916	07-15-34	250,000	250,000
Rockford Tower CLO, Ltd. Series 2018-1A, Class D (3 month CME Term SOFR + 3.262%) (E)(F)	7.583	05-20-31	600,000	600,156
Romark CLO V, Ltd. Series 2021-5A, Class D (3 month CME Term SOFR + 3.892%) (E)(F)	8.194	01-15-35	1,850,000	1,857,337
Sculptor CLO XXVIII, Ltd. Series 28A, Class D1R (3 month CME Term SOFR + 2.850%) (E)(F)	7.153	01-20-35	850,000	852,772
Shackleton XIV CLO, Ltd. Series 2019-14A, Class DR (3 month CME Term SOFR + 3.962%) (E)(F)	8.255	07-20-34	2,950,000	2,960,452
Sound Point CLO XXVIII, Ltd. Series 2020-3A, Class D (3 month CME Term SOFR + 3.912%) (E)(F)	8.212	01-25-32	1,550,000	1,554,954
Trinitas CLO X, Ltd. Series 2019-10A, Class DR (3 month CME Term SOFR + 3.600%) (E)(F)	7.902	01-15-35	1,400,000	1,401,852
Venture CLO, Ltd.
Series 2018-31A, Class D (3 month CME Term SOFR + 3.082%) (E)(F)	7.375	04-20-31	450,000	433,260
Series 2024-50A, Class D1 (3 month CME Term SOFR + 3.860%) (E)(F)	8.153	10-20-37	1,250,000	1,287,138
Venture XXXVII CLO, Ltd. Series 2019-37A, Class D (3 month CME Term SOFR + 4.162%) (E)(F)	8.463	07-15-32	2,200,000	2,201,657
Wellfleet CLO, Ltd.
Series 2020-2A, Class DR (3 month CME Term SOFR + 4.062%) (E)(F)	8.363	07-15-34	2,900,000	2,903,274
Series 2021-2A, Class D (3 month CME Term SOFR + 3.862%) (E)(F)	8.164	07-15-34	2,200,000	2,204,059

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	30

	Shares	Value
Common stocks 1.0%		$10,356,142
(Cost $12,007,845)
Communication services 0.1%		1,245,089
Entertainment 0.0%
Technicolor Group SAS (C)(H)	128,309,192	51,910
Media 0.1%
New Insight Holdings, Inc. (H)	47,967	1,193,179
Consumer discretionary 0.0%		378,520
Hotels, restaurants and leisure 0.0%
NPC International, Inc. (C)(H)	96,161	12,501
Silk Topco AS (C)(H)	405,564	366,019
Health care 0.4%		3,727,153
Health care providers and services 0.1%
GenesisCare Cayman Holdings (C)(H)	24,857	1,117,322
GenesisCare USA Holdings, Inc. (C)(H)	24,857	177,976
Pharmaceuticals 0.3%
Endo, Inc. (H)	85,810	2,431,855
Industrials 0.5%		4,853,635
Construction and engineering 0.5%
Range Red Operating, Inc., Class A1 (C)(H)	2,247	4,853,595
Marine transportation 0.0%
Bahia De Las Isletas SL, Class A (C)(H)	38,242,772	40
Information technology 0.0%		151,745
Communications equipment 0.0%
Vantiva SA (H)	849,152	146,958
Software 0.0%

Avaya Holdings Corp. (H)	809	4,787
Exchange-traded funds 2.2%		$24,827,795
(Cost $25,020,171)
Invesco Senior Loan ETF	828,797	17,371,585

SPDR Blackstone Senior Loan ETF	178,806	7,456,210
Preferred securities 0.0%		$128,922
(Cost $128,922)
Information technology 0.0%		128,922
Software 0.0%
Veritas US, Inc., Series G (C)(H)	11,149	76,248

Veritas US, Inc., Series G1 (C)(H)	7,702	52,674
31	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Warrants 0.0%		$0
(Cost $0)
Carnelian Point Holdings LP (Expiration Date: 6-30-27; Strike Price: $10.00) (C)(H)	6,919	0
GenesisCare Cayman Holdings (C)(H)(I)	1,363	0
Mavenir Private Holdings II, Ltd. (C)(H)(I)	579,201	0
New Insight Holdings, Inc. (C)(H)(I)	3,597	0

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $0)
Cyxtera DC Holdings, Inc. (C)(H)	7,109,466	0
Cyxtera DC Holdings, Inc. (C)(H)	1,102,564	0
Endo Luxembourg Holding Company (C)(H)	4,559,366	0
Magellan Health, Inc. (C)(H)	3,400,000	0

	Yield (%)	Shares	Value
Short-term investments 5.9%			$66,202,098
(Cost $66,201,864)
Short-term funds 5.9%			66,202,098
John Hancock Collateral Trust (J)	4.3522(K)	408,617	4,087,683
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2915(K)	62,114,415	62,114,415

Total investments (Cost $1,143,801,610) 100.8%			$1,123,339,178
Other assets and liabilities, net (0.8%)			(8,643,621)
Total net assets 100.0%			$1,114,695,557

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Non-income producing - Issuer is in default.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	32

(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	All or a portion of this security is on loan as of 2-28-25.
(H)	Non-income producing security.
(I)	Strike price and/or expiration date not available.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 2-28-25.
The fund had the following country composition as a percentage of net assets on 2-28-25:
United States	79.4%
Cayman Islands	4.4%
Luxembourg	3.7%
United Kingdom	2.4%
Canada	2.0%
Netherlands	1.8%
France	1.5%
Other countries	4.8%
TOTAL	100.0%
33	JOHN HANCOCK FLOATING RATE INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	17,480,000	USD	18,660,988	MSCS	3/21/2025	—	$(512,860)
GBP	3,100,000	USD	3,938,882	MSCS	4/10/2025	—	(39,727)
USD	39,493,818	EUR	35,910,000	MSCS	3/21/2025	$2,211,250	—
USD	1,855,562	EUR	1,740,000	MSCS	4/22/2025	45,973	—
USD	2,631,154	EUR	2,400,000	MSCS	5/7/2025	133,134	—
USD	5,792,688	EUR	5,280,000	MSCS	5/12/2025	295,517	—
USD	9,634,371	EUR	8,770,000	MSCS	5/13/2025	503,146	—
USD	2,610,792	EUR	2,370,000	MSCS	5/15/2025	142,900	—
USD	317,694	EUR	300,000	MSCS	6/2/2025	4,990	—
USD	9,666,604	EUR	8,760,000	MSCS	11/6/2025	455,611	—
USD	1,560,228	EUR	1,380,000	MSCS	9/9/2026	86,146	—
USD	4,796,820	EUR	4,230,000	MSCS	9/10/2026	278,217	—
USD	8,806,194	EUR	8,010,000	MSCS	12/4/2026	213,692	—
USD	2,639,393	EUR	2,401,000	MSCS	12/14/2026	62,513	—
USD	11,554,725	GBP	9,100,000	MSCS	4/10/2025	108,818	—
						$4,541,907	$(552,587)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $1,144,985,647. Net unrealized depreciation aggregated to $17,657,149, of which $10,884,534 related to gross unrealized appreciation and $28,541,683 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FLOATING RATE INCOME FUND	34

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,139,714,161) including $3,957,207 of securities loaned	$1,119,251,495
Affiliated investments, at value (Cost $4,087,449)	4,087,683
Total investments, at value (Cost $1,143,801,610)	1,123,339,178
Unrealized appreciation on forward foreign currency contracts	4,541,907
Cash	1,153,244
Foreign currency, at value (Cost $12,693,352)	12,759,720
Interest receivable	7,201,794
Receivable for fund shares sold	1,369,088
Receivable for investments sold	14,874,733
Receivable for securities lending income	1,125
Receivable from affiliates	4,438
Other assets	90,484
Total assets	1,165,335,711
Liabilities
Unrealized depreciation on forward foreign currency contracts	552,587
Distributions payable	60,822
Payable for collateral on OTC derivatives	13,524
Payable for investments purchased	44,582,055
Payable for fund shares repurchased	1,152,350
Payable upon return of securities loaned	4,083,350
Payable to affiliates
Accounting and legal services fees	38,852
Transfer agent fees	36,174
Trustees’ fees	464
Other liabilities and accrued expenses	119,976
Total liabilities	50,640,154
Net assets	$1,114,695,557
Net assets consist of
Paid-in capital	$1,656,193,397
Total distributable earnings (loss)	(541,497,840)
Net assets	$1,114,695,557
35	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($119,655,272 ÷ 15,636,290 shares)[1]	$7.65
Class C ($11,507,082 ÷ 1,497,686 shares)[1]	$7.68
Class I ($303,624,070 ÷ 39,721,031 shares)	$7.64
Class R6 ($65,017,525 ÷ 8,491,398 shares)	$7.66
Class 1 ($18,263,569 ÷ 2,389,649 shares)	$7.64
Class NAV ($596,628,039 ÷ 77,957,682 shares)	$7.65
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$7.85

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	36

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Interest	$46,936,322
Dividends	1,015,248
Securities lending	7,226
Total investment income	47,958,796
Expenses
Investment management fees	3,674,433
Distribution and service fees	210,749
Line of credit fees	176,375
Accounting and legal services fees	108,820
Transfer agent fees	225,888
Trustees’ fees	14,289
Custodian fees	69,654
State registration fees	41,549
Printing and postage	18,470
Professional fees	70,973
Other	15,773
Total expenses	4,626,973
Less expense reductions	(632,518)
Net expenses	3,994,455
Net investment income	43,964,341
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(12,360,114)
Affiliated investments	366
Forward foreign currency contracts	153,882
(12,205,866)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,579,114
Affiliated investments	261
Forward foreign currency contracts	5,195,987
8,775,362
Net realized and unrealized loss	(3,430,504)
Increase in net assets from operations	$40,533,837
37	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$43,964,341	$94,319,302
Net realized loss	(12,205,866)	(34,905,159)
Change in net unrealized appreciation (depreciation)	8,775,362	29,502,415
Increase in net assets resulting from operations	40,533,837	88,916,558
Distributions to shareholders
From earnings
Class A	(4,303,970)	(11,222,140)
Class C	(372,137)	(1,021,239)
Class I	(9,982,415)	(25,217,694)
Class R6	(2,399,579)	(6,541,355)
Class 1	(604,423)	(1,378,357)
Class NAV	(22,734,567)	(46,082,342)
Total distributions	(40,397,091)	(91,463,127)
From fund share transactions	17,384,043	113,832,275
Total increase	17,520,789	111,285,706
Net assets
Beginning of period	1,097,174,768	985,889,062
End of period	$1,114,695,557	$1,097,174,768
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	38

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.65	$7.67	$7.75	$8.30	$7.89	$8.28
Net investment income[2]	0.30	0.70	0.63	0.34	0.30	0.36
Net realized and unrealized gain (loss) on investments	(0.03)	(0.05)	(0.02)	(0.51)	0.36	(0.36)
Total from investment operations	0.27	0.65	0.61	(0.17)	0.66	—
Less distributions
From net investment income	(0.27)	(0.67)	(0.69)	(0.38)	(0.25)	(0.39)
Net asset value, end of period	$7.65	$7.65	$7.67	$7.75	$8.30	$7.89
Total return (%)[3,4]	3.63[5]	8.89	8.52	(2.05)	8.41	0.11
Ratios and supplemental data
Net assets, end of period (in millions)	$120	$122	$132	$148	$118	$89
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[6]	1.15	1.16[7]	1.10	1.12	1.17[8]
Expenses including reductions	1.00[6]	1.00	1.02[7]	1.01	1.00	0.99[8]
Net investment income	7.88[6]	9.08	8.31	4.18	3.71	4.49
Portfolio turnover (%)	23	51	28	52	59	81

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.02%.
[8]	Includes reimbursement of legal fees of 0.01%.
39	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.68	$7.70	$7.78	$8.33	$7.92	$8.32
Net investment income[2]	0.27	0.64	0.57	0.27	0.25	0.30
Net realized and unrealized gain (loss) on investments	(0.02)	(0.04)	(0.01)	(0.50)	0.34	(0.37)
Total from investment operations	0.25	0.60	0.56	(0.23)	0.59	(0.07)
Less distributions
From net investment income	(0.25)	(0.62)	(0.64)	(0.32)	(0.18)	(0.33)
Net asset value, end of period	$7.68	$7.68	$7.70	$7.78	$8.33	$7.92
Total return (%)[3,4]	3.25[5]	8.08	7.71	(2.76)	7.58	(0.74)
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$12	$13	$19	$22	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89[6]	1.90	1.91[7]	1.85	1.87	1.92[8]
Expenses including reductions	1.75[6]	1.75	1.77[7]	1.76	1.75	1.74[8]
Net investment income	7.13[6]	8.33	7.51	3.37	3.00	3.77
Portfolio turnover (%)	23	51	28	52	59	81

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.02%.
[8]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	40

CLASS I SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.64	$7.66	$7.74	$8.29	$7.89	$8.28
Net investment income[2]	0.31	0.71	0.64	0.35	0.31	0.38
Net realized and unrealized gain (loss) on investments	(0.03)	(0.04)	(0.01)	(0.50)	0.35	(0.36)
Total from investment operations	0.28	0.67	0.63	(0.15)	0.66	0.02
Less distributions
From net investment income	(0.28)	(0.69)	(0.71)	(0.40)	(0.26)	(0.41)
Net asset value, end of period	$7.64	$7.64	$7.66	$7.74	$8.29	$7.89
Total return (%)[3]	3.75[4]	9.13	8.77	(1.83)	8.52	0.34
Ratios and supplemental data
Net assets, end of period (in millions)	$304	$263	$275	$454	$252	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[5]	0.90	0.90[6]	0.85	0.87	0.92[7]
Expenses including reductions	0.77[5]	0.77	0.79[6]	0.78	0.77	0.76[7]
Net investment income	8.08[5]	9.27	8.43	4.42	3.84	4.72
Portfolio turnover (%)	23	51	28	52	59	81

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
[7]	Includes reimbursement of legal fees of 0.01%.
41	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.66	$7.67	$7.75	$8.30	$7.89	$8.29
Net investment income[2]	0.31	0.72	0.63	0.37	0.32	0.39
Net realized and unrealized gain (loss) on investments	(0.02)	(0.03)	0.01	(0.51)	0.36	(0.37)
Total from investment operations	0.29	0.69	0.64	(0.14)	0.68	0.02
Less distributions
From net investment income	(0.29)	(0.70)	(0.72)	(0.41)	(0.27)	(0.42)
Net asset value, end of period	$7.66	$7.66	$7.67	$7.75	$8.30	$7.89
Total return (%)[3]	3.81[4]	9.39	8.89	(1.71)	8.77	0.33
Ratios and supplemental data
Net assets, end of period (in millions)	$65	$66	$82	$505	$342	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.79	0.80[6]	0.74	0.77	0.81[7]
Expenses including reductions	0.66[5]	0.66	0.68[6]	0.66	0.66	0.65[7]
Net investment income	8.21[5]	9.44	8.32	4.57	3.93	4.88
Portfolio turnover (%)	23	51	28	52	59	81

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
[7]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	42

CLASS 1 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.64	$7.66	$7.74	$8.29	$7.88	$8.28
Net investment income[2]	0.31	0.72	0.65	0.36	0.33	0.38
Net realized and unrealized gain (loss) on investments	(0.02)	(0.04)	(0.01)	(0.50)	0.35	(0.36)
Total from investment operations	0.29	0.68	0.64	(0.14)	0.68	0.02
Less distributions
From net investment income	(0.29)	(0.70)	(0.72)	(0.41)	(0.27)	(0.42)
Net asset value, end of period	$7.64	$7.64	$7.66	$7.74	$8.29	$7.88
Total return (%)[3]	3.79[4]	9.21	8.85	(1.76)	8.74	0.29
Ratios and supplemental data
Net assets, end of period (in millions)	$18	$17	$15	$16	$15	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[5]	0.84	0.84[6]	0.78	0.81	0.85[7]
Expenses including reductions	0.70[5]	0.70	0.72[6]	0.70	0.70	0.69[7]
Net investment income	8.19[5]	9.37	8.63	4.46	4.04	4.82
Portfolio turnover (%)	23	51	28	52	59	81

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
[7]	Includes reimbursement of legal fees of 0.01%.
43	JOHN HANCOCK Floating Rate Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$7.65	$7.67	$7.75	$8.30	$7.89	$8.29
Net investment income[2]	0.31	0.72	0.65	0.36	0.33	0.38
Net realized and unrealized gain (loss) on investments	(0.02)	(0.04)	(0.01)	(0.50)	0.35	(0.36)
Total from investment operations	0.29	0.68	0.64	(0.14)	0.68	0.02
Less distributions
From net investment income	(0.29)	(0.70)	(0.72)	(0.41)	(0.27)	(0.42)
Net asset value, end of period	$7.65	$7.65	$7.67	$7.75	$8.30	$7.89
Total return (%)[3]	3.81[4]	9.26	8.89	(1.72)	8.78	0.34
Ratios and supplemental data
Net assets, end of period (in millions)	$597	$618	$468	$749	$1,001	$583
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.79	0.79[6]	0.73	0.76	0.80[7]
Expenses including reductions	0.66[5]	0.66	0.68[6]	0.67	0.66	0.65[7]
Net investment income	8.22[5]	9.35	8.59	4.42	4.03	4.80
Portfolio turnover (%)	23	51	28	52	59	81

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.02%.
[7]	Includes reimbursement of legal fees of 0.01%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Floating Rate Income Fund	44

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot
45	JOHN HANCOCK Floating Rate Income Fund |

be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$920,394,191	—	$914,122,868	$6,271,323
Corporate bonds	53,276,927	—	52,702,436	574,491
Asset-backed securities	48,153,103	—	48,153,103	—
Common stocks	10,356,142	$2,431,855	1,344,924	6,579,363
Exchange-traded funds	24,827,795	24,827,795	—	—
Preferred securities	128,922	—	—	128,922
Warrants	—	—	—	—
Escrow certificates	—	—	—	—
Short-term investments	66,202,098	66,202,098	—	—
Total investments in securities	$1,123,339,178	$93,461,748	$1,016,323,331	$13,554,099
Derivatives:
Assets
Forward foreign currency contracts	$4,541,907	—	$4,541,907	—
Liabilities
Forward foreign currency contracts	(552,587)	—	(552,587)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
| JOHN HANCOCK Floating Rate Income Fund	46

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.
	Term loans	Corporate bonds	Common stocks	Preferred securities	Warrants	Escrow certificates	Total
Balance as of 8-31-24	$2,136,950	$543,328	$1,997,996	—	—	—	$4,678,274
Purchases	4,647,584	31,163	4,800,311	$128,922	—	—	9,607,980
Sales	(1,269,964)	—	(11,955)	—	—	—	(1,281,919)
Realized gain (loss)	(1,540,857)	—	(2,371,890)	—	—	—	(3,912,747)
Transfers into Level 3	2,836,307	—	—	—	—	—	2,836,307
Transfers out of Level 3	—	—	—	—	—	—	—
Net amortization of (premium) discount	484,085	—	—	—	—	—	484,085
Change in unrealized appreciation (depreciation)	(1,022,782)	—	2,164,901	—	—	—	1,142,119
Balance as of 2-28-25	$6,271,323	$574,491	$6,579,363	$128,922	—	—	$13,554,099
Change in unrealized appreciation (depreciation) at period end[1]	$(1,105,432)	—	$(33,458)	—	—	—	$(1,138,890)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statement of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 2-28-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input Weighted Average*
Term loans	$4,921,260	Transactions Indicative of Value	Prior/recent transactions	$88.38-$100.00	$96.75
	808,295	Exit Value	Estimated exit value	$20.00	$20.00
	541,768	Value at time of corporate action	Market value equivalent of positions at time of corporate action	$23.93	$23.93
	$6,271,323

Corporate bonds	$574,491	Exit Value	Estimated exit value	$100.00	$100.00
Common stock	$4,853,595	Market Comparable	EV to revenue multiple Discount	7.91x 22%	7.91x 22%
	1,117,322	Market Comparable	EV to revenue multiple	7.60x	7.60x
	366,019	Value at time of corporate action	Market value equivalent of positions at time of corporate action	$60.73	$60.73
	177,976	Exit Value	Estimated exit value	$9.48	$9.48
	51,950	Value at time of corporate action	Market value equivalent of positions at time of corporate action	$0-0.00039 EUR	$0-0.00039 EUR
	12,501	Estimated Distribution Value	Estimated Distribution Value Discount	0.15 15%	0.15 15%
	$6,579,363

Perferred securities	$128,922	Value at time of corporate action	Vendor price of pre- restructuring position	$98.25	$98.25

Total	$13,554,099
47	JOHN HANCOCK Floating Rate Income Fund |

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of February 28, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Estimated distribution value	Increase	Decrease
Estimated exit value	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Market value equivalent of positions at time of corporate action	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Vendor price of pre-restructuring position	Increase	Decrease
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At February 28, 2025, the fund had $4,621,323 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through
| JOHN HANCOCK Floating Rate Income Fund	48

securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2025, the fund loaned securities valued at $3,957,207 and received $4,083,350 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
49	JOHN HANCOCK Floating Rate Income Fund |

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $400 million ($200 million is dedicated to the fund), subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Line of credit fees on the Statement of operations. For the six months ended February 28, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2025, were $176,375.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $69,814,138 and a long-term capital loss carryforward of $444,174,126 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
| JOHN HANCOCK Floating Rate Income Fund	50

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in
51	JOHN HANCOCK Floating Rate Income Fund |

excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2025, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $91.4 million to $124.0 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$4,541,907	$(552,587)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
 Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$153,882
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$5,195,987
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
| JOHN HANCOCK Floating Rate Income Fund	52

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.680% of the first $1.10 billion of the fund’s average daily net assets; (b) 0.630% of the next $1.90 billion of the fund’s average daily net assets; (c) 0.605% of the next $1.50 billion of the fund’s average daily net assets; (d) 0.590% of the next $1.50 billion of the fund’s average daily net assets and (e) 0.570% of the fund’s average daily net assets in excess of $6.00 billion. The Advisor has a subadvisory agreement with BCSF Advisors, LP (Bain Capital Credit) (Subadvisor). The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.64% of average net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding 12b-1 fees, service fee, transfer agent fee, brokerage commissions, prime brokerage fees, borrowing costs, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business, and all other class level expenses. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2024, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceeded 0.66% of average net assets of the fund.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R6 and Class 1 shares exceed 0.98%, 1.73%, 0.75%, 0.64% and 0.68%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6 and Class 1 shares” means all expenses of the fund attributable to the applicable class plus class specific expenses, excluding interest expense, acquired fund fees, brokerage commissions, prime brokerage fees, borrowing costs, short dividend expense, litigation and indemnification expenses, taxes and other extraordinary expenses not incurred in the ordinary course of business. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2024, the Advisor had contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R6, Class 1 and Class NAV shares exceeded 1.00%, 1.75%, 0.77%, 0.66%, 0.70% and 0.66%, respectively, of average net assets attributable to the applicable class. This agreement expired on December 31, 2024 for Class NAV.
53	JOHN HANCOCK Floating Rate Income Fund |

For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$81,044
Class C	7,810
Class I	155,126
Class R6	37,279
Class	Expense reduction
Class 1	$10,046
Class NAV	341,213
Total	$632,518

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.56% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $24,275 for the six months ended February 28, 2025. Of this amount, $4,761 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $19,514 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 0.50% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor amounted to $1,859 and $488 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
| JOHN HANCOCK Floating Rate Income Fund	54

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$149,150	$67,096
Class C	57,586	6,476
Class I	—	151,081
Class R6	—	1,235
Class 1	4,013	—
Total	$210,749	$225,888
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,270,230	$9,745,862	4,457,322	$34,171,694
Distributions reinvested	538,523	4,129,689	1,414,561	10,830,478
Repurchased	(2,127,071)	(16,320,076)	(7,167,211)	(54,927,374)
Net decrease	(318,318)	$(2,444,525)	(1,295,328)	$(9,925,202)
Class C shares
Sold	156,697	$1,206,748	420,667	$3,235,367
Distributions reinvested	47,365	364,641	130,484	1,002,985
Repurchased	(238,173)	(1,835,077)	(708,498)	(5,447,520)
Net decrease	(34,111)	$(263,688)	(157,347)	$(1,209,168)
Class I shares
Sold	11,090,261	$85,015,691	18,713,548	$143,299,027
Distributions reinvested	1,274,876	9,763,428	3,267,189	24,982,744
Repurchased	(7,007,678)	(53,699,872)	(23,549,228)	(179,864,018)
Net increase (decrease)	5,357,459	$41,079,247	(1,568,491)	$(11,582,247)
55	JOHN HANCOCK Floating Rate Income Fund |

	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	667,133	$5,121,295	1,370,028	$10,496,490
Distributions reinvested	312,683	2,399,310	853,520	6,541,048
Repurchased	(1,100,655)	(8,448,999)	(4,293,944)	(32,904,774)
Net decrease	(120,839)	$(928,394)	(2,070,396)	$(15,867,236)
Class 1 shares
Sold	456,952	$3,501,072	525,631	$4,015,670
Distributions reinvested	78,924	604,423	180,258	1,378,357
Repurchased	(316,616)	(2,426,358)	(517,083)	(3,950,381)
Net increase	219,260	$1,679,137	188,806	$1,443,646
Class NAV shares
Sold	1,061,923	$8,160,151	22,148,496	$169,681,604
Distributions reinvested	2,964,641	22,734,567	6,018,171	46,082,342
Repurchased	(6,854,162)	(52,632,452)	(8,451,653)	(64,791,464)
Net increase (decrease)	(2,827,598)	$(21,737,734)	19,715,014	$150,972,482
Total net increase	2,275,853	$17,384,043	14,812,258	$113,832,275
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on February 28, 2025. As of February 28, 2025, affiliates of the Subadvisor owned 2% of the fund (34% of Class R6). Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $249,137,385 and $250,972,583, respectively, for the six months ended February 28, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2025, funds within the John Hancock group of funds complex held 53.5% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	20.3%
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	11.5%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	8.7%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	8.6%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK Floating Rate Income Fund	56

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	408,617	$962,081	$15,130,558	$(12,005,583)	$366	$261	$7,226	—	$4,087,683

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
57	JOHN HANCOCK Floating Rate Income Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278673	328SA 2/25
4/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Multi-Asset High Income Fund
Asset allocation
February 28, 2025

John Hancock
Multi-Asset High Income Fund

2	Fund’s investments
29	Financial statements
33	Financial highlights
38	Notes to financial statements
1	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.1%					$1,222,789
(Cost $1,205,575)
U.S. Government Agency 1.1%					1,222,789
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	04-01-53		94,283	93,395
30 Yr Pass Thru	5.000	08-01-53		160,898	160,036
30 Yr Pass Thru	5.500	06-01-53		102,860	104,053
30 Yr Pass Thru	5.500	06-01-53		106,435	107,566
30 Yr Pass Thru	5.500	07-01-53		102,162	103,171
30 Yr Pass Thru	6.000	07-01-53		94,360	96,800
30 Yr Pass Thru	6.000	09-01-53		95,883	98,492
Federal National Mortgage Association
30 Yr Pass Thru	4.500	07-01-52		100,533	97,093
30 Yr Pass Thru	4.500	10-01-52		81,928	79,074
30 Yr Pass Thru	5.500	04-01-53		96,318	97,466
30 Yr Pass Thru	5.500	07-01-53		88,365	89,118

30 Yr Pass Thru	6.000	09-01-53		93,815	96,525
Foreign government obligations 0.9%					$1,040,484
(Cost $1,142,098)
Colombia 0.2%					250,182
Republic of Colombia Bond	6.125	01-18-41		300,000	250,182
Egypt 0.2%					194,777
Arab Republic of Egypt Note (A)	9.450	02-04-33		200,000	194,777
Mongolia 0.3%					409,314
Republic of Mongolia
Bond (A)	6.625	02-25-30		200,000	198,185
Bond	8.650	01-19-28		200,000	211,129
Pakistan 0.2%					186,211
Republic of Pakistan Bond	6.875	12-05-27		200,000	186,211

Corporate bonds 49.1%					$55,038,321
(Cost $56,391,500)
Communication services 7.3%					8,197,632
Diversified telecommunication services 1.7%
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%)	6.875	09-15-55		250,000	250,834
Connect Finco SARL (A)	9.000	09-15-29		73,000	66,902
e& PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	336,738
Frontier Florida LLC	6.860	02-01-28		190,000	195,057
IHS Holding, Ltd. (A)	7.875	05-29-30		200,000	199,295
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
IHS Holding, Ltd. (A)	8.250	11-29-31		200,000	$199,856
Level 3 Financing, Inc. (A)	11.000	11-15-29		278,000	315,455
Sable International Finance, Ltd. (A)	7.125	10-15-32		200,000	196,000
Windstream Services LLC (A)	8.250	10-01-31		125,000	129,222
Entertainment 0.2%
AMC Entertainment Holdings, Inc. (A)(B)	7.500	02-15-29		90,000	76,050
Cinemark USA, Inc. (A)	7.000	08-01-32		39,000	39,885
Univision Communications, Inc. (A)	8.500	07-31-31		187,000	186,423
Interactive media and services 0.5%
Arches Buyer, Inc. (A)	6.125	12-01-28		113,000	102,877
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	244,229
Snap, Inc. (A)	6.875	03-01-33		179,000	181,234
Media 3.4%
Altice Financing SA (A)	4.250	08-15-29	EUR	100,000	81,801
Altice Financing SA (A)(B)	5.750	08-15-29		255,000	200,029
Altice France SA (A)(B)	8.125	02-01-27		358,000	321,108
CCO Holdings LLC	4.500	05-01-32		150,000	132,169
CCO Holdings LLC (A)	6.375	09-01-29		514,000	515,997
CCO Holdings LLC (A)(B)	7.375	03-01-31		414,000	426,052
CSC Holdings LLC (A)	11.750	01-31-29		200,000	195,281
Directv Financing LLC (A)	10.000	02-15-31		204,000	200,225
DISH Network Corp. (A)	11.750	11-15-27		270,000	284,896
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		200,000	184,894
Gray Media, Inc. (A)	4.750	10-15-30		28,000	16,496
Gray Media, Inc. (A)	10.500	07-15-29		62,000	63,940
iHeartCommunications, Inc. (A)	10.875	05-01-30		200,000	117,876
LCPR Senior Secured Financing DAC (A)(B)	5.125	07-15-29		200,000	150,968
News Corp. (A)	5.125	02-15-32		111,000	107,312
Sabre GLBL, Inc. (A)	8.625	06-01-27		160,000	164,518
Sabre GLBL, Inc. (A)	10.750	11-15-29		69,000	73,534
Scripps Escrow II, Inc. (A)	5.375	01-15-31		116,000	60,912
Scripps Escrow, Inc. (A)	5.875	07-15-27		36,000	29,154
Sirius XM Radio, Inc. (A)	5.500	07-01-29		250,000	244,822
Stagwell Global LLC (A)	5.625	08-15-29		240,000	232,507
Wireless telecommunication services 1.5%
C&W Senior Finance, Ltd. (A)	9.000	01-15-33		209,000	211,095
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	370,944
Rogers Communications, Inc. (7.000% to 4-15-30, then 5 Year CMT + 2.653%)	7.000	04-15-55		425,000	426,884
3	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Turkcell Iletisim Hizmetleri AS (A)	7.650	01-24-32		250,000	$256,215
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	407,946
Consumer discretionary 5.0%					5,645,369
Automobile components 0.3%
ZF North America Capital, Inc. (A)	6.750	04-23-30		175,000	172,094
ZF North America Capital, Inc. (A)	6.875	04-14-28		197,000	198,987
Broadline retail 1.3%
Kohl’s Corp.	4.625	05-01-31		87,000	67,839
Liberty Interactive LLC	8.250	02-01-30		385,000	182,749
Macy’s Retail Holdings LLC (A)	5.875	03-15-30		175,000	169,692
Macy’s Retail Holdings LLC (A)	6.125	03-15-32		25,000	23,848
Prosus NV (A)	2.031	08-03-32	EUR	170,000	155,427
Prosus NV (A)	3.832	02-08-51		200,000	132,640
QVC, Inc. (A)(B)	6.875	04-15-29		164,000	133,463
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (A)(C)	8.125	12-15-29		200,000	202,001
Rakuten Group, Inc. (A)	11.250	02-15-27		200,000	219,232
Wand NewCo 3, Inc. (A)	7.625	01-30-32		138,000	142,762
Distributors 0.1%
Li & Fung, Ltd. (C)	5.250	05-03-25		200,000	109,140
Diversified consumer services 0.2%
Sotheby’s (A)	7.375	10-15-27		220,000	218,043
Hotels, restaurants and leisure 2.3%
Affinity Interactive (A)	6.875	12-15-27		205,000	168,840
Caesars Entertainment, Inc. (A)	7.000	02-15-30		200,000	206,019
CEC Entertainment LLC (A)	6.750	05-01-26		200,000	199,660
Champion Path Holdings, Ltd.	4.500	01-27-26		200,000	197,264
Fortune Star BVI, Ltd.	5.050	01-27-27		200,000	189,625
Hilton Grand Vacations Borrower LLC (A)	6.625	01-15-32		145,000	146,643
Meituan	2.125	10-28-25		200,000	196,752
Mohegan Tribal Gaming Authority (A)	8.000	02-01-26		200,000	198,076
Resorts World Las Vegas LLC (A)	4.625	04-16-29		200,000	181,081
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	181,081
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		151,000	152,701
Royal Caribbean Cruises, Ltd. (A)	6.250	03-15-32		43,000	43,868
Sands China, Ltd.	5.125	08-08-25		200,000	199,778
Studio City Company, Ltd. (A)(B)	7.000	02-15-27		200,000	201,462
Studio City Finance, Ltd.	6.500	01-15-28		200,000	196,984
Household durables 0.3%
KB Home	4.000	06-15-31		251,000	228,945
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	4

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables (continued)
KB Home	7.250	07-15-30	80,000	$83,081
Specialty retail 0.5%
Amer Sports Company (A)	6.750	02-16-31	218,000	223,854
Group 1 Automotive, Inc. (A)	6.375	01-15-30	109,000	110,952
Saks Global Enterprises LLC (A)	11.000	12-15-29	170,000	156,958
Wayfair LLC (A)	7.250	10-31-29	53,000	53,828
Consumer staples 1.4%				1,512,998
Consumer staples distribution and retail 0.3%
Performance Food Group, Inc. (A)	6.125	09-15-32	91,000	91,459
Walgreens Boots Alliance, Inc. (B)	8.125	08-15-29	270,000	272,117
Food products 0.7%
Camposol SA (A)(B)	6.000	02-03-27	322,000	320,011
Darling Ingredients, Inc. (A)	6.000	06-15-30	125,000	125,311
Post Holdings, Inc. (A)	4.500	09-15-31	150,000	136,935
Post Holdings, Inc. (A)	6.375	03-01-33	160,000	159,530
Personal care products 0.4%
Edgewell Personal Care Company (A)	4.125	04-01-29	160,000	149,013
Edgewell Personal Care Company (A)	5.500	06-01-28	170,000	167,883
HLF Financing Sarl LLC (A)	12.250	04-15-29	62,000	66,739
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	24,000
Energy 6.4%				7,179,083
Energy equipment and services 0.5%
Archrock Partners LP (A)	6.625	09-01-32	206,000	208,531
Oceanica Lux (A)	13.000	10-02-29	200,000	192,100
Yinson Boronia Production BV (A)	8.947	07-31-42	163,545	174,175
Oil, gas and consumable fuels 5.9%
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	180,000	177,798
Bapco Energies BSCC (A)	7.500	10-25-27	450,000	461,813
Buckeye Partners LP (A)	6.750	02-01-30	50,000	51,357
Buckeye Partners LP (A)	6.875	07-01-29	158,000	162,055
Delek Logistics Partners LP (A)	7.125	06-01-28	140,000	141,967
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83	371,000	388,700
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	287,000	318,110
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	830,000	843,668
5	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EQM Midstream Partners LP (A)	7.500	06-01-30	218,000	$237,079
Genesis Energy LP	7.750	02-01-28	105,000	106,194
Genesis Energy LP	8.000	05-15-33	39,000	39,391
Genesis Energy LP	8.250	01-15-29	210,000	216,568
Howard Midstream Energy Partners LLC (A)	7.375	07-15-32	32,000	33,343
Howard Midstream Energy Partners LLC (A)	8.875	07-15-28	173,000	182,544
Long Ridge Energy LLC (A)	8.750	02-15-32	147,000	147,566
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	460,323	390,051
Medco Bell Pte, Ltd.	6.375	01-30-27	200,000	201,198
MEG Energy Corp. (A)	5.875	02-01-29	87,000	85,914
Petroleos del Peru SA (A)	5.625	06-19-47	310,000	203,155
Petroleos Mexicanos	6.625	06-15-35	285,000	229,087
Sitio Royalties Operating Partnership LP (A)	7.875	11-01-28	84,000	87,999
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55	175,000	180,327
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65	285,000	282,193
TransMontaigne Partners LLC (A)	8.500	06-15-30	73,000	74,056
Venture Global LNG, Inc. (A)	7.000	01-15-30	188,000	190,591
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29	677,000	688,582
Venture Global LNG, Inc. (A)	9.500	02-01-29	275,000	303,683
Viper Energy, Inc. (A)	7.375	11-01-31	171,000	179,288
Financials 10.4%				11,592,925
Banks 3.9%
Axis Bank, Ltd. (4.100% to 3-8-27, then 5 Year CMT + 3.315%) (A)(C)	4.100	09-08-26	200,000	193,344
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(C)	7.500	06-27-29	300,000	297,500
Banco Santander SA (8.000% to 8-1-34, then 5 Year CMT + 3.911%) (C)	8.000	02-01-34	200,000	211,762
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (C)	9.625	05-21-33	250,000	289,436
Bank Negara Indonesia Persero Tbk PT (4.300% to 3-24-27, then 5 Year CMT + 3.466%) (C)	4.300	03-24-27	200,000	191,133
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84		300,000	$308,502
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (C)	8.000	03-15-29		550,000	572,717
BNP Paribas SA (8.000% to 8-22-31, then 5 Year CMT + 3.727%) (A)(C)	8.000	08-22-31		350,000	368,833
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (C)	7.375	05-15-28		185,000	191,930
HSBC Holdings PLC (6.875% to 3-11-30, then 5 Year CMT + 3.298%) (C)	6.875	09-11-29		340,000	341,795
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (C)	5.000	09-15-26		164,000	161,891
Popular, Inc.	7.250	03-13-28		209,000	216,986
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		352,000	364,442
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		390,000	411,230
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%)	7.250	07-31-84		217,000	219,343
Capital markets 0.8%
Focus Financial Partners LLC (A)	6.750	09-15-31		116,000	116,963
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (C)	7.500	02-10-29		400,000	423,811
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(C)	7.000	02-10-30		200,000	199,922
XP, Inc. (A)	6.750	07-02-29		161,000	163,535
Consumer finance 0.7%
Boost Newco Borrower LLC (A)	8.500	01-15-31	GBP	100,000	134,808
Credit Acceptance Corp. (A)	6.625	03-15-30		106,000	106,157
Muthoot Finance, Ltd.	7.125	02-14-28		200,000	205,355
OneMain Finance Corp.	9.000	01-15-29		149,000	157,346
PHH Escrow Issuer LLC (A)	9.875	11-01-29		75,000	72,791
World Acceptance Corp. (A)(B)	7.000	11-01-26		75,000	74,791
Financial services 1.4%
Apollo Global Management, Inc. (6.000% to 12-15-34, then 5 Year CMT + 2.168%)	6.000	12-15-54		300,000	292,183
Block, Inc.	3.500	06-01-31		150,000	133,186
CFAMC II Company, Ltd.	5.000	11-19-25		200,000	199,818
7	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Freedom Mortgage Corp. (A)	12.250	10-01-30	175,000	$195,957
Freedom Mortgage Holdings LLC (A)	8.375	04-01-32	99,000	99,000
Nationstar Mortgage Holdings, Inc. (A)	6.500	08-01-29	156,000	157,047
NMI Holdings, Inc.	6.000	08-15-29	200,000	203,333
NWD Finance BVI, Ltd. (4.125% to 6-10-28, then 5 Year CMT + 5.858%) (C)	4.125	03-10-28	200,000	62,265
NWD Finance BVI, Ltd. (5.250% to 6-22-26, then 5 Year CMT + 7.889%) (C)	5.250	03-22-26	200,000	83,001
PennyMac Financial Services, Inc. (A)	6.875	02-15-33	116,000	116,027
Insurance 3.4%
Acrisure LLC (A)	7.500	11-06-30	237,000	244,662
Acrisure LLC (A)	8.500	06-15-29	111,000	116,299
Alliant Holdings Intermediate LLC (A)	6.750	04-15-28	170,000	171,983
Alliant Holdings Intermediate LLC (A)	7.000	01-15-31	188,000	191,643
Alliant Holdings Intermediate LLC (A)	7.375	10-01-32	150,000	153,098
AmWINS Group, Inc. (A)	6.375	02-15-29	129,000	130,462
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	500,000	500,857
Baldwin Insurance Group Holdings LLC (A)	7.125	05-15-31	99,000	101,233
F&G Annuities & Life, Inc.	6.250	10-04-34	288,000	287,639
FWD Group Holdings, Ltd. (5 Year CMT + 4.865%) (C)(D)	8.045	06-15-25	200,000	200,300
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	250,000	262,235
HUB International, Ltd. (A)	7.375	01-31-32	103,000	105,707
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (B)(C)	9.250	12-01-27	320,000	345,995
Panther Escrow Issuer LLC (A)	7.125	06-01-31	245,000	252,123
Prudential Financial, Inc. (6.500% to 3-15-34, then 5 Year CMT + 2.404%)	6.500	03-15-54	350,000	358,567
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	150,000	149,630
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(C)	6.500	11-13-26	300,000	278,437
Mortgage real estate investment trusts 0.2%
Blackstone Mortgage Trust, Inc. (A)	7.750	12-01-29	196,000	203,915
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
Health care 1.8%					$2,028,998
Health care equipment and supplies 0.2%
Varex Imaging Corp. (A)	7.875	10-15-27		259,000	265,783
Health care providers and services 1.1%
AMN Healthcare, Inc. (A)	4.000	04-15-29		166,000	151,570
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55		310,000	312,801
DaVita, Inc. (A)	3.750	02-15-31		70,000	61,414
DaVita, Inc. (A)	4.625	06-01-30		280,000	259,693
Raven Acquisition Holdings LLC (A)	6.875	11-15-31		111,000	109,749
Rede D’Or Finance Sarl (A)	4.500	01-22-30		200,000	185,174
Tenet Healthcare Corp.	5.125	11-01-27		185,000	182,848
Pharmaceuticals 0.5%
Endo Finance Holdings, Inc. (A)(B)	8.500	04-15-31		261,000	279,731
Viatris, Inc.	4.000	06-22-50		320,000	220,235
Industrials 4.4%					4,949,291
Aerospace and defense 0.4%
TransDigm, Inc. (A)	6.375	03-01-29		150,000	151,977
TransDigm, Inc. (A)	6.750	08-15-28		120,000	122,056
TransDigm, Inc. (A)	7.125	12-01-31		113,000	116,519
Air freight and logistics 0.3%
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	161,694
Stonepeak Nile Parent LLC (A)	7.250	03-15-32		107,000	109,989
Building products 0.3%
JELD-WEN, Inc. (A)(B)	7.000	09-01-32		231,000	207,900
MITER Brands Acquisition Holdco, Inc. (A)	6.750	04-01-32		82,000	83,565
Commercial services and supplies 1.1%
Albion Financing 1 SARL (A)	5.250	10-15-26	EUR	100,000	104,731
Ambipar Lux Sarl (A)	10.875	02-05-33		266,000	272,251
Garda World Security Corp. (A)	8.250	08-01-32		104,000	106,739
Garda World Security Corp. (A)	8.375	11-15-32		75,000	77,091
The Brink’s Company (A)	6.500	06-15-29		48,000	49,163
The GEO Group, Inc.	10.250	04-15-31		299,000	327,602
VT Topco, Inc. (A)	8.500	08-15-30		200,000	212,775
Wrangler Holdco Corp. (A)	6.625	04-01-32		97,000	99,321
Construction and engineering 0.4%
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	7.500	02-01-32		191,000	194,023
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29		138,000	134,469
MasTec, Inc. (A)	6.625	08-15-29		160,000	159,000
Electrical equipment 0.3%
EMRLD Borrower LP (A)	6.625	12-15-30		160,000	161,868
9	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment (continued)
EMRLD Borrower LP (A)	6.750	07-15-31	198,000	$202,265
Ground transportation 0.1%
Watco Companies LLC (A)	7.125	08-01-32	73,000	75,163
Machinery 0.2%
Madison IAQ LLC (A)	5.875	06-30-29	124,000	119,571
Stanley Black & Decker, Inc. (4.000% to 3-15-25, then 5 Year CMT + 2.657%)	4.000	03-15-60	140,000	139,506
Passenger airlines 0.2%
JetBlue Airways Corp. (A)	9.875	09-20-31	185,000	195,842
OneSky Flight LLC (A)	8.875	12-15-29	58,000	60,210
Professional services 0.2%
Amentum Holdings, Inc. (A)	7.250	08-01-32	47,000	47,972
TriNet Group, Inc. (A)	7.125	08-15-31	201,000	205,768
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55	228,000	234,970
Beacon Roofing Supply, Inc. (A)	6.500	08-01-30	155,000	159,427
WESCO Distribution, Inc. (A)	6.375	03-15-33	66,000	66,615
Transportation infrastructure 0.5%
Aeropuertos Dominicanos Siglo XXI SA (A)	7.000	06-30-34	200,000	203,330
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27	200,000	191,549
JSW Infrastructure, Ltd. (A)	4.950	01-21-29	200,000	194,370
Information technology 1.6%				1,776,677
Communications equipment 0.1%
EchoStar Corp.	10.750	11-30-29	134,000	143,568
Electronic equipment, instruments and components 0.0%
Zebra Technologies Corp. (A)	6.500	06-01-32	43,000	43,711
Semiconductors and semiconductor equipment 0.2%
Qorvo, Inc. (A)	3.375	04-01-31	239,000	209,263
Software 0.9%
Cloud Software Group, Inc. (A)	9.000	09-30-29	328,000	335,224
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26	141,000	140,006
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	135,000	135,406
NCR Voyix Corp. (A)	5.125	04-15-29	15,000	14,418
UKG, Inc. (A)	6.875	02-01-31	309,000	317,139
Technology hardware, storage and peripherals 0.4%
Diebold Nixdorf, Inc. (A)	7.750	03-31-30	16,000	16,684
Seagate HDD Cayman	9.625	12-01-32	292,800	332,154
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	10

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Xerox Holdings Corp. (A)	5.500	08-15-28		110,000	$89,104
Materials 3.5%					3,954,521
Chemicals 0.2%
Braskem Idesa SAPI (A)	6.990	02-20-32		325,000	252,681
Construction materials 0.2%
Quikrete Holdings, Inc. (A)	6.750	03-01-33		66,000	67,005
West China Cement, Ltd.	4.950	07-08-26		200,000	155,051
Containers and packaging 1.2%
Ardagh Metal Packaging Finance USA LLC (A)	6.000	06-15-27		211,000	209,965
Ardagh Packaging Finance PLC (A)	4.125	08-15-26		240,000	217,200
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30		240,000	244,493
Clydesdale Acquisition Holdings, Inc. (A)	8.750	04-15-30		70,000	71,064
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	119,217
OI European Group BV (A)	6.250	05-15-28	EUR	100,000	107,418
Owens-Brockway Glass Container, Inc. (A)	7.250	05-15-31		220,000	216,294
Sealed Air Corp. (A)	5.000	04-15-29		51,000	49,727
Trivium Packaging Finance BV (A)(B)	8.500	08-15-27		111,000	110,836
Metals and mining 1.7%
Amsted Industries, Inc. (A)	6.375	03-15-33		65,000	65,184
Aris Mining Corp. (A)	8.000	10-31-29		200,000	200,266
Cia de Minas Buenaventura SAA (A)	6.800	02-04-32		200,000	202,642
CSN Resources SA (A)	4.625	06-10-31		400,000	309,909
First Quantum Minerals, Ltd. (A)	9.375	03-01-29		200,000	213,390
Gold Fields Orogen Holdings BVI, Ltd. (A)(B)	6.125	05-15-29		475,000	493,691
Indonesia Asahan Aluminium PT	4.750	05-15-25		200,000	199,747
Vedanta Resources Finance II PLC (A)	9.475	07-24-30		200,000	202,641
Paper and forest products 0.2%
Magnera Corp. (A)	7.250	11-15-31		245,000	246,100
Real estate 1.5%					1,687,883
Health care REITs 0.2%
Diversified Healthcare Trust	9.750	06-15-25		130,000	130,086
MPT Operating Partnership LP (A)	8.500	02-15-32		42,000	43,096
Hotel and resort REITs 0.0%
XHR LP (A)	6.625	05-15-30		46,000	46,637
Real estate management and development 1.0%
Agile Group Holdings, Ltd. (E)	6.050	10-13-25		400,000	34,600
11	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
Anywhere Real Estate Group LLC (A)(B)	7.000	04-15-30	188,000	$173,626
China SCE Group Holdings, Ltd. (E)	7.375	04-09-24	200,000	10,000
Country Garden Holdings Company, Ltd. (E)	3.125	10-22-25	200,000	19,268
Country Garden Holdings Company, Ltd. (E)	5.625	01-14-30	350,000	32,456
Elect Global Investments, Ltd. (C)	4.850	03-31-25	200,000	143,345
GLP Pte, Ltd. (4.600% to 6-29-27, then 5 Year CMT + 3.725% to 6-29-32, then 5 Year CMT + 3.975% to 6-29-47, then 5 Year CMT + 4.725%) (C)	4.600	06-29-27	200,000	114,582
Greystar Real Estate Partners LLC (A)	7.750	09-01-30	169,000	177,789
KWG Group Holdings, Ltd. (E)	6.000	01-14-24	237,500	18,406
RKPF Overseas 2019 A, Ltd.	6.000	03-04-29	176,595	72,335
Vanke Real Estate Hong Kong Company, Ltd.	3.500	11-12-29	200,000	123,913
Wanda Properties Global Company, Ltd.	11.000	02-13-26	200,000	183,940
Specialized REITs 0.3%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	100,000	93,770
Outfront Media Capital LLC (A)	7.375	02-15-31	68,000	71,435
Uniti Group LP (A)	10.500	02-15-28	186,000	198,599
Utilities 5.8%				6,512,944
Electric utilities 1.6%
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	268,000	267,789
Comision Federal de Electricidad (A)	3.348	02-09-31	175,000	147,779
Edison International (8.125% to 6-15-28, then 5 Year CMT + 3.864%) (B)	8.125	06-15-53	360,000	354,681
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	267,000	279,289
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	155,000	155,526
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	270,000	301,156
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	335,000	331,085
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	12

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Gas utilities 0.6%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (A)	7.200	10-15-54		594,000	$594,542
Superior Plus LP (A)	4.500	03-15-29		145,000	134,504
Independent power and renewable electricity producers 2.4%
Alpha Generation LLC (A)	6.750	10-15-32		94,000	95,336
ContourGlobal Power Holdings SA (A)	5.000	02-28-30	EUR	131,000	138,869
ContourGlobal Power Holdings SA (A)	6.750	02-28-30		213,000	214,097
Diamond II, Ltd.	7.950	07-28-26		200,000	202,835
India Clean Energy Holdings (A)	4.500	04-18-27		300,000	288,583
Lightning Power LLC (A)	7.250	08-15-32		161,000	167,315
Talen Energy Supply LLC (A)	8.625	06-01-30		222,000	237,366
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		670,000	683,648
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(C)	8.000	10-15-26		320,000	329,067
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (A)(C)	8.875	01-15-29		271,000	290,269
Multi-utilities 1.2%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55		220,000	221,987
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%)	6.500	06-01-55		217,000	214,940
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		250,000	263,774
NiSource, Inc. (6.375% to 3-31-25, then 5 Year CMT + 2.527%)	6.375	03-31-55		175,000	174,442
NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%)	6.950	11-30-54		250,000	255,437

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54		175,000	168,628
Convertible bonds 0.3%					$372,570
(Cost $300,000)
Utilities 0.3%					372,570
Electric utilities 0.3%

TXNM Energy, Inc. (A)	5.750	06-01-54		300,000	372,570
Capital preferred securities 0.2%					$263,908
(Cost $292,200)
Financials 0.2%					263,908
Insurance 0.2%

MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (A)	7.875	12-15-37		240,000	263,908
13	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (F) 5.7%				$6,384,911
(Cost $6,400,613)
Communication services 1.4%				1,597,409
Entertainment 0.2%
AMC Entertainment Holdings, Inc., 2024 Term Loan (G)	TBD	01-04-29	188,000	190,854
Interactive media and services 0.7%
Arches Buyer, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.250%)	7.674	12-06-27	309,879	304,165
X Corp., 2025 Fixed Term Loan	9.500	10-26-29	462,000	471,720
Media 0.5%
Cable One, Inc., 2021 Term Loan B4 (1 month CME Term SOFR + 2.000%)	6.438	05-03-28	201,478	198,770
Clear Channel International BV, 2024 CCIBV Fixed Term Loan	7.500	04-01-27	240,000	240,000
Townsquare Media, Inc., 2025 Term Loan (3 month CME Term SOFR + 5.000%)	9.329	02-06-30	202,000	191,900
Consumer discretionary 0.9%				1,020,281
Hotels, restaurants and leisure 0.8%
Dave & Buster’s, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.250%)	7.563	06-29-29	326,000	308,478
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B (1 month CME Term SOFR + 3.500%)	7.824	04-26-30	300,000	298,593
Oravel Stays Singapore Pte, Ltd. , 2025 Term Loan B (3 month CME Term SOFR + 8.000%)	12.287	01-08-30	252,000	257,040
Household durables 0.1%
Tecta America Corp., 2025 Term Loan B (G)	TBD	02-18-32	122,000	122,000
Textiles, apparel and luxury goods 0.0%
Champ Acquisition Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.500%)	8.829	11-25-31	34,000	34,170
Financials 1.2%				1,271,781
Capital markets 0.2%
Focus Financial Partners LLC, 2024 Term Loan B8 (G)	TBD	09-15-31	39,241	39,157
Focus Financial Partners LLC, 2025 Fungible Term Loan B8 (1 month CME Term SOFR + 2.750%)	7.062	09-15-31	129,759	129,483
Mariner Wealth Advisors LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	08-18-28	84,786	84,707
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services 0.5%
Edelman Financial Engines Center LLC, 2024 2nd Lien Term Loan (1 month CME Term SOFR + 5.250%)	9.574	10-06-28	201,000	$201,838
Osaic Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.824	08-17-28	208,478	208,319
PEX Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	7.079	11-26-31	34,000	34,043
Summit Acquisition, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%)	8.079	10-16-31	85,000	85,213
Insurance 0.5%
Acrisure LLC, 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.750%)	7.074	02-15-27	183,020	182,868
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B (1 and 3 month CME Term SOFR + 3.000%)	7.291	12-06-31	200,000	199,416
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%)	9.079	05-06-32	105,263	106,737
Health care 0.8%				908,216
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B (3 month CME Term SOFR + 2.000%)	6.413	11-15-27	232,525	230,404
Health care providers and services 0.2%
Mamba Purchaser, Inc., 2024 Repriced Term Loan B (1 month CME Term SOFR + 3.000%)	7.324	10-16-28	248,232	247,716
Health care technology 0.1%
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.000%)	7.324	02-15-29	100,000	99,714
Pharmaceuticals 0.3%
Bausch Health Americas, Inc., 2022 Term Loan B (1 month CME Term SOFR + 5.250%)	9.674	02-01-27	332,500	330,382
Industrials 1.1%				1,203,602
Commercial services and supplies 0.7%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%)	8.174	05-12-28	406,313	406,634
Amspec Parent LLC, 2024 Term Loan (3 month CME Term SOFR + 4.250%)	8.579	12-22-31	72,618	72,482
15	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Anticimex Global AB, 2025 Term Loan B (G)	TBD	11-16-28	61,000	$61,076
Anticimex International AB, 2024 Term Loan B6 (G)	TBD	11-16-28	61,000	61,127
Garda World Security Corp., 2025 Term Loan B (1 month CME Term SOFR + 3.000%)	7.308	02-01-29	236,810	236,071
Passenger airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	9.305	04-20-28	276,250	281,844
Professional services 0.1%
Holding Socotec SAS, 2024 USD Term Loan B (G)	TBD	06-30-28	84,000	84,368
Information technology 0.2%				236,453
Software 0.1%
Project Boost Purchaser LLC, 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%)	9.557	07-16-32	71,000	72,442
Technology hardware, storage and peripherals 0.1%
Xerox Corp., 2023 Term Loan B (1 and 3 month CME Term SOFR + 4.000%)	8.327	11-17-29	166,805	164,011
Materials 0.1%				147,169
Chemicals 0.1%

Trinseo Materials Operating SCA, 2021 Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	7.074	05-03-28	259,328	147,169
Asset-backed securities 2.0%				$2,176,030
(Cost $2,129,045)
Asset-backed securities 2.0%				2,176,030
Concord Music Royalties LLC
Series 2022-1A, Class A2 (A)	6.500	01-20-73	285,000	289,517
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class B (A)	5.450	04-20-48	255,056	250,628
MVW LLC
Series 2023-1A, Class D (A)	8.830	10-20-40	258,530	264,187
Neighborly Issuer LLC
Series 2023-1A, Class A2 (A)	7.308	01-30-53	419,440	431,116
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (A)	6.174	01-25-54	166,818	169,937
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	192,910	182,905
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	16

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	236,408	$241,674
Series 2024-1A, Class A2II (A)	6.268	07-30-54	99,750	103,219
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	261,633	242,847

	Shares	Value
Common stocks 31.8%		$35,597,111
(Cost $30,532,772)
Communication services 1.7%		1,934,555
Diversified telecommunication services 1.0%
HKT Trust & HKT, Ltd.	141,691	181,721
Orange SA	23,234	278,417
Swisscom AG	149	84,943
Telenor ASA	9,357	121,086
Verizon Communications, Inc.	10,696	460,998
Entertainment 0.1%
Electronic Arts, Inc.	491	63,398
Media 0.4%
Comcast Corp., Class A	11,594	415,993
Fox Corp., Class A	1,141	65,722
Wireless telecommunication services 0.2%
SoftBank Corp.	88,879	126,701
Tele2 AB, B Shares	11,433	135,576
Consumer discretionary 2.0%		2,201,327
Automobile components 0.1%
Bridgestone Corp.	1,997	77,838
Automobiles 0.5%
Bayerische Motoren Werke AG	2,134	185,521
Ferrari NV	169	79,473
Ford Motor Company	11,776	112,461
Mercedes-Benz Group AG	2,848	177,120
Distributors 0.2%
Genuine Parts Company	1,707	213,170
Hotels, restaurants and leisure 0.2%
McDonald’s Corp.	196	60,433
Starbucks Corp.	1,351	156,459
Household durables 0.4%
Garmin, Ltd.	1,968	450,534
Taylor Wimpey PLC	29,082	41,741
Leisure products 0.0%
Sankyo Company, Ltd.	2,996	42,438
17	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Specialty retail 0.5%
Best Buy Company, Inc.	1,074	$96,563
The Home Depot, Inc.	773	306,572
Williams-Sonoma, Inc.	476	92,620
Textiles, apparel and luxury goods 0.1%
LVMH Moet Hennessy Louis Vuitton SE	150	108,384
Consumer staples 2.7%		2,991,378
Beverages 0.1%
Kirin Holdings Company, Ltd.	4,594	61,961
Consumer staples distribution and retail 0.4%
Kesko OYJ, B Shares	6,226	118,023
Target Corp.	644	80,011
Walmart, Inc.	2,916	287,547
Household products 0.4%
Colgate-Palmolive Company	1,592	145,143
Kimberly-Clark Corp.	1,507	214,009
The Procter & Gamble Company	722	125,512
Personal care products 0.3%
L’Oreal SA	118	43,385
Unilever PLC	4,097	232,139
Tobacco 1.5%
Altria Group, Inc.	8,526	476,177
British American Tobacco PLC	6,045	234,641
Imperial Brands PLC	7,431	261,489
Japan Tobacco, Inc.	8,788	219,414
Philip Morris International, Inc.	3,168	491,927
Energy 1.8%		2,032,446
Oil, gas and consumable fuels 1.8%
Aker BP ASA	3,536	73,335
Chevron Corp.	991	157,192
Enbridge, Inc.	6,125	261,680
Eni SpA	7,106	102,918
Equinor ASA	10,105	234,677
Exxon Mobil Corp.	3,891	433,185
Gibson Energy, Inc.	13,183	195,911
Keyera Corp.	1,100	32,261
Kinder Morgan, Inc.	9,309	252,274
OMV AG	1,600	70,735
ONEOK, Inc.	569	57,122
Pembina Pipeline Corp.	1,186	46,104
The Williams Companies, Inc.	1,039	60,449
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	18

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Woodside Energy Group, Ltd.	3,487	$54,603
Financials 6.3%		7,022,398
Banks 2.6%
Bank of America Corp.	1,218	56,150
Bank of Montreal	475	48,841
BAWAG Group AG (A)(H)	429	43,366
BOC Hong Kong Holdings, Ltd.	67,191	236,849
CaixaBank SA	42,116	290,655
Canadian Imperial Bank of Commerce	2,045	123,923
First International Bank of Israel, Ltd.	2,922	156,049
ING Groep NV	7,055	125,597
Intesa Sanpaolo SpA	27,150	133,794
JPMorgan Chase & Co.	305	80,718
KBC Group NV	1,137	98,616
Mediobanca Banca di Credito Finanziario SpA	1,869	33,316
Oversea-Chinese Banking Corp., Ltd.	19,800	252,817
The Bank of Nova Scotia	4,214	209,193
The Toronto-Dominion Bank	1,295	77,552
U.S. Bancorp	6,935	325,252
United Overseas Bank, Ltd.	8,900	252,125
Wells Fargo & Company	4,153	325,263
Capital markets 1.7%
Ares Capital Corp.	19,919	465,706
BlackRock, Inc.	136	132,978
CME Group, Inc.	1,153	292,597
DWS Group GmbH & Company KGaA (A)	2,284	109,798
Morgan Stanley	3,302	439,529
Partners Group Holding AG	100	148,076
S&P Global, Inc.	414	220,968
T. Rowe Price Group, Inc.	494	52,226
Consumer finance 0.4%
OneMain Holdings, Inc.	7,910	425,083
Financial services 0.8%
Banca Mediolanum SpA	7,896	111,851
M&G PLC	73,087	195,208
Mastercard, Inc., Class A	130	74,920
Mitsubishi HC Capital, Inc.	35,552	240,345
Unifin Financiera SAB de CV (H)(I)	64,472	0
Visa, Inc., Class A	877	318,097
Insurance 0.8%
American Financial Group, Inc.	1,662	209,877
19	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
MS&AD Insurance Group Holdings, Inc.	7,290	$153,314
Prudential Financial, Inc.	637	73,319
The Allstate Corp.	963	191,781
Zurich Insurance Group AG	449	296,649
Health care 3.6%		4,034,797
Health care equipment and supplies 0.6%
Abbott Laboratories	2,445	337,434
Medtronic PLC	2,379	218,916
Stryker Corp.	171	66,038
Health care providers and services 0.8%
Cardinal Health, Inc.	2,050	265,434
CVS Health Corp.	7,611	500,195
EBOS Group, Ltd.	1,512	33,437
UnitedHealth Group, Inc.	239	113,515
Health care technology 0.0%
Pro Medicus, Ltd.	215	34,275
Pharmaceuticals 2.2%
AstraZeneca PLC	548	82,912
Bristol-Myers Squibb Company	7,096	423,064
Eli Lilly & Company	449	413,363
GSK PLC	7,867	145,161
Johnson & Johnson	2,727	450,010
Merck & Company, Inc.	587	54,151
Novartis AG	2,216	241,145
Novo Nordisk A/S, Class B	2,022	183,429
Orion OYJ, Class B	1,467	82,564
Roche Holding AG	609	202,815
Sanofi SA	1,711	186,939
Industrials 3.0%		3,406,337
Air freight and logistics 0.4%
DHL Group	2,064	80,698
United Parcel Service, Inc., Class B	3,222	383,515
Electrical equipment 0.4%
Eaton Corp. PLC	332	97,382
Emerson Electric Company	914	111,152
Schneider Electric SE	689	169,277
Vertiv Holdings Company, Class A	853	81,180
Ground transportation 0.2%
Seino Holdings Company, Ltd.	9,986	150,569
Union Pacific Corp.	235	57,972
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	20

	Shares	Value
Industrials (continued)
Industrial conglomerates 0.3%
CK Hutchison Holdings, Ltd.	39,523	$197,636
Hitachi, Ltd.	1,600	40,666
Jardine Matheson Holdings, Ltd.	1,498	59,882
Siemens AG	336	77,088
Machinery 0.6%
Amada Company, Ltd.	6,291	60,200
Cummins, Inc.	687	252,940
Fujitec Company, Ltd.	1,200	46,438
Parker-Hannifin Corp.	114	76,210
Snap-on, Inc.	449	153,185
VAT Group AG (A)	180	68,127
Marine transportation 0.1%
Kuehne + Nagel International AG	390	89,973
Professional services 0.4%
Paychex, Inc.	2,881	436,961
Randstad NV	665	26,854
Trading companies and distributors 0.6%
Fastenal Company	3,694	279,747
ITOCHU Corp.	3,495	154,452
Marubeni Corp.	5,892	92,775
Sumitomo Corp.	7,190	161,458
Information technology 7.8%		8,703,416
Communications equipment 0.4%
Cisco Systems, Inc.	7,288	467,234
IT services 1.1%
Accenture PLC, Class A	1,115	388,578
Capgemini SE	279	43,325
Cognizant Technology Solutions Corp., Class A	2,340	194,992
IBM Corp.	1,837	463,732
NS Solutions Corp.	2,300	60,136
Obic Company, Ltd.	3,296	94,714
Semiconductors and semiconductor equipment 2.4%
Analog Devices, Inc.	554	127,453
Applied Materials, Inc.	697	110,175
ASM International NV	52	28,301
ASML Holding NV	132	93,888
Disco Corp.	200	50,761
Lam Research Corp.	609	46,735
Marvell Technology, Inc.	548	50,317
Monolithic Power Systems, Inc.	93	56,824
NVIDIA Corp.	10,637	1,328,762
21	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Qualcomm, Inc.	1,538	$241,727
Texas Instruments, Inc.	2,318	454,305
Tokyo Electron, Ltd.	599	89,572
Software 2.6%
Constellation Software, Inc.	54	186,139
Dassault Systemes SE	1,033	40,963
Intuit, Inc.	601	368,918
Microsoft Corp.	3,012	1,195,734
Nemetschek SE	665	77,973
Open Text Corp.	1,045	26,985
Oracle Corp.	2,448	406,515
Oracle Corp. Japan	799	76,170
Roper Technologies, Inc.	545	318,553
SAP SE	802	222,556
Technology hardware, storage and peripherals 1.3%
Apple, Inc.	4,921	1,190,095
Brother Industries, Ltd.	3,595	69,431
Canon, Inc.	3,895	131,853
Materials 1.0%		1,099,913
Chemicals 0.5%
Air Products & Chemicals, Inc.	468	147,958
LyondellBasell Industries NV, Class A	2,709	208,132
Tosoh Corp.	10,985	150,111
Construction materials 0.2%
Holcim, Ltd. (H)	2,014	220,777
Containers and packaging 0.2%
Packaging Corp. of America	1,158	246,758
Metals and mining 0.1%
Fortescue, Ltd.	9,499	97,476
Rio Tinto PLC	475	28,701
Real estate 1.0%		1,091,972
Hotel and resort REITs 0.1%
Invincible Investment Corp.	140	59,727
Real estate management and development 0.1%
CK Asset Holdings, Ltd.	17,818	77,599
Retail REITs 0.5%
Frasers Centrepoint Trust	69,600	105,788
Simon Property Group, Inc.	2,598	483,462
Specialized REITs 0.3%
Gaming and Leisure Properties, Inc.	5,038	252,656
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	22

	Shares	Value
Real estate (continued)
Specialized REITs (continued)
VICI Properties, Inc.	3,470	$112,740
Utilities 0.9%		1,078,572
Electric utilities 0.6%
Endesa SA	9,937	220,536
Fortum OYJ	3,754	58,841
Power Assets Holdings, Ltd.	25,701	174,239
Redeia Corp. SA	8,167	146,177
The Southern Company	829	74,436
Gas utilities 0.1%
Snam SpA	25,717	123,951
Independent power and renewable electricity producers 0.1%
Vistra Corp.	1,441	192,604
Multi-utilities 0.1%

National Grid PLC	7,147	87,788
Preferred securities 2.5%		$2,774,159
(Cost $2,993,463)
Communication services 0.4%		434,700
Wireless telecommunication services 0.4%
Telephone & Data Systems, Inc., 6.625%	20,125	434,700
Consumer discretionary 0.1%		89,925
Broadline retail 0.1%
Qurate Retail, Inc., 8.000%	2,500	89,925
Financials 0.4%		489,804
Financial services 0.1%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%)	5,975	158,756
Insurance 0.3%
Athene Holding, Ltd., 7.250% (7.250% to 3-30-29, then 5 Year CMT + 2.986%)	3,200	82,848
F&G Annuities & Life, Inc., 7.300%	10,000	248,200
Industrials 0.2%		174,312
Trading companies and distributors 0.2%
FTAI Aviation, Ltd., 8.250% (8.250% to 6-15-26, then 5 Year CMT + 7.378%)	6,725	174,312
Information technology 0.7%		833,135
Software 0.5%
MicroStrategy, Inc., 8.000%	6,020	556,248
23	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.2%
Hewlett Packard Enterprise Company, 7.625%	4,850	$276,887
Real estate 0.2%		191,115
Hotel and resort REITs 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	191,115
Utilities 0.5%		561,168
Electric utilities 0.5%
NextEra Energy, Inc., 7.299%	3,250	154,765
PG&E Corp., 6.000%	5,700	239,172
The Southern Company, 4.200% (B)	8,900	167,231

	Par value^	Value
Escrow certificates 0.0%		$26,600
(Cost $475,000)
Unifin Financiera SAB de CV (H)	475,000	26,600
Unifin Financiera SAB de CV (H)(I)	475,000	0

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 9.5%				$10,655,515
(Cost $10,651,809)
U.S. Government 1.6%				1,796,405
U.S. Treasury Bill	4.964	03-20-25	1,800,000	1,796,405

	Yield (%)	Shares	Value
Short-term funds 7.9%			8,859,110
John Hancock Collateral Trust (J)	4.3522(K)	885,583	8,859,110

Total investments (Cost $112,514,075) 103.1%	$115,552,398
Other assets and liabilities, net (3.1%)	(3,458,285)
Total net assets 100.0%	$112,094,113

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	24

(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $38,411,460 or 34.3% of the fund’s net assets as of 2-28-25.
(B)	All or a portion of this security is on loan as of 2-28-25.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing - Issuer is in default.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Non-income producing security.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,731,764.
(K)	The rate shown is the annualized seven-day yield as of 2-28-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-28-25:
United States	65.8%
Canada	5.6%
United Kingdom	3.1%
Japan	2.6%
Hong Kong	1.9%
Switzerland	1.8%
Luxembourg	1.8%
France	1.5%
Netherlands	1.3%
Singapore	1.1%
Other countries	13.5%
TOTAL	100.0%
25	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	290,200	USD	299,007	MSCS	3/19/2025	$2,253	—
USD	755,727	EUR	720,000	CITI	3/19/2025	8,285	—
USD	137,494	EUR	131,000	JPM	3/19/2025	1,501	—
USD	746,359	EUR	722,725	TD	3/19/2025	—	$(3,912)
USD	135,672	GBP	110,000	JPM	3/19/2025	—	(2,692)
						$12,039	$(6,604)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	45.00	Mar 2025	13	1,300	$286	$(364)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	46.00	Mar 2025	14	1,400	308	(126)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	46.00	Mar 2025	12	1,200	264	(342)
							$858	$(832)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	43.50	Mar 2025	46	4,600	$2,805	$(3,243)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	44.50	Mar 2025	45	4,500	2,519	(6,863)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	44.50	Mar 2025	45	4,500	3,284	(8,168)
							$8,608	$(18,274)
							$9,466	$(19,106)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
UBS	FTSE 100 Index	GBP	8,625.00	Feb 2025	2	2	$123	$(465)
GSI	FTSE 100 Index	GBP	8,875.00	Mar 2025	2	2	78	(39)
GSI	FTSE 100 Index	GBP	8,875.00	Mar 2025	4	4	170	(164)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	26

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
GSI	Nikkei 225 Index	JPY	39,750.00	Mar 2025	338	338	$537	$(18)
GSI	Nikkei 225 Index	JPY	40,125.00	Mar 2025	332	332	474	(40)
UBS	Nikkei 225 Index	JPY	39,250.00	Mar 2025	342	342	723	(261)
							$2,105	$(987)
Exchange-traded	EURO STOXX 50 Index	EUR	5,475.00	Mar 2025	3	30	893	(1,085)
Exchange-traded	EURO STOXX 50 Index	EUR	5,675.00	Mar 2025	4	40	1,195	(205)
Exchange-traded	EURO STOXX 50 Index	EUR	5,600.00	Mar 2025	4	40	1,238	(1,064)
Exchange-traded	FTSE 100 Index	GBP	8,775.00	Mar 2025	1	10	478	(1,242)
Exchange-traded	S&P 500 Index	USD	6,175.00	Mar 2025	1	100	2,956	(35)
Exchange-traded	S&P 500 Index	USD	6,100.00	Mar 2025	1	100	2,379	(1,575)
Exchange-traded	S&P 500 Index	USD	6,225.00	Mar 2025	1	100	3,046	(148)
Exchange-traded	S&P 500 Index	USD	6,165.00	Mar 2025	2	200	4,548	(2,220)
							$16,733	$(7,574)
Puts
GSI	FTSE 100 Index	GBP	8,725.00	Mar 2025	5	5	$507	$(155)
GSI	FTSE 100 Index	GBP	8,750.00	Mar 2025	5	5	585	(319)
GSI	Nikkei 225 Index	JPY	38,750.00	Mar 2025	313	313	1,210	(3,424)
GSI	Nikkei 225 Index	JPY	39,250.00	Mar 2025	311	311	1,214	(4,447)
UBS	Nikkei 225 Index	JPY	38,125.00	Mar 2025	315	315	1,104	(2,790)
							$4,620	$(11,135)
Exchange-traded	EURO STOXX 50 Index	EUR	5,350.00	Mar 2025	3	30	2,227	(495)
Exchange-traded	EURO STOXX 50 Index	EUR	5,550.00	Mar 2025	3	30	2,429	(3,778)
Exchange-traded	EURO STOXX 50 Index	EUR	5,475.00	Mar 2025	3	30	2,454	(2,899)
Exchange-traded	FTSE 100 Index	GBP	8,650.00	Mar 2025	1	10	1,259	(475)
Exchange-traded	S&P 500 Index	USD	6,060.00	Mar 2025	1	100	7,831	(11,925)
Exchange-traded	S&P 500 Index	USD	6,120.00	Mar 2025	1	100	7,154	(17,515)
Exchange-traded	S&P 500 Index	USD	6,030.00	Mar 2025	1	100	9,238	(12,288)
							$32,592	$(49,375)
							$56,050	$(69,071)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

27	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $112,744,349. Net unrealized appreciation aggregated to $2,725,307, of which $7,606,899 related to gross unrealized appreciation and $4,881,592 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	28

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $103,657,550) including $3,650,890 of securities loaned	$106,693,288
Affiliated investments, at value (Cost $8,856,525)	8,859,110
Total investments, at value (Cost $112,514,075)	115,552,398
Unrealized appreciation on forward foreign currency contracts	12,039
Foreign currency, at value (Cost $296,870)	292,366
Dividends and interest receivable	1,126,420
Receivable for fund shares sold	2,542
Receivable for investments sold	583,816
Receivable for securities lending income	4,433
Receivable from affiliates	977
Other assets	44,472
Total assets	117,619,463
Liabilities
Unrealized depreciation on forward foreign currency contracts	6,604
Written options, at value (Premiums received $65,516)	88,177
Due to custodian	96,201
Payable for investments purchased	1,324,325
Payable for fund shares repurchased	229,481
Payable upon return of securities loaned	3,730,085
Payable to affiliates
Accounting and legal services fees	3,974
Transfer agent fees	659
Trustees’ fees	51
Other liabilities and accrued expenses	45,793
Total liabilities	5,525,350
Net assets	$112,094,113
Net assets consist of
Paid-in capital	$119,932,561
Total distributable earnings (loss)	(7,838,448)
Net assets	$112,094,113
29	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($6,337,783 ÷ 683,643 shares)[1]	$9.27
Class C ($442,427 ÷ 47,971 shares)[1]	$9.22
Class I ($1,379,837 ÷ 148,664 shares)	$9.28
Class R6 ($1,257,083 ÷ 135,259 shares)	$9.29
Class NAV ($102,676,983 ÷ 10,418,944 shares)	$9.85
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$9.71

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	30

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Interest	$2,430,298
Dividends	632,119
Dividends from affiliated investments	114,471
Securities lending	18,262
Less foreign taxes withheld	(27,370)
Total investment income	3,167,780
Expenses
Investment management fees	236,320
Distribution and service fees	9,548
Accounting and legal services fees	11,333
Transfer agent fees	4,098
Trustees’ fees	1,477
Custodian fees	29,593
State registration fees	28,307
Printing and postage	6,468
Professional fees	29,610
Other	7,471
Total expenses	364,225
Less expense reductions	(57,576)
Net expenses	306,649
Net investment income	2,861,131
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,744,932
Affiliated investments	1,620
Forward foreign currency contracts	56,411
Written options	237,039
2,040,002
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(457,705)
Affiliated investments	1,572
Forward foreign currency contracts	27,823
Written options	(15,950)
(444,260)
Net realized and unrealized gain	1,595,742
Increase in net assets from operations	$4,456,873
31	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$2,861,131	$6,049,886
Net realized gain (loss)	2,040,002	(2,488,693)
Change in net unrealized appreciation (depreciation)	(444,260)	12,692,651
Increase in net assets resulting from operations	4,456,873	16,253,844
Distributions to shareholders
From earnings
Class A	(162,191)	(313,156)
Class C	(9,994)	(21,395)
Class I	(27,776)	(22,222)
Class R6	(34,890)	(65,936)
Class NAV	(2,863,302)	(5,754,055)
Total distributions	(3,098,153)	(6,176,764)
From fund share transactions	(4,390,253)	(11,970,343)
Total decrease	(3,031,533)	(1,893,263)
Net assets
Beginning of period	115,125,646	117,018,909
End of period	$112,094,113	$115,125,646
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	32

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$9.17	$8.42	$8.65	$10.52	$9.86	$9.88
Net investment income[2]	0.22	0.43	0.43	0.39	0.37	0.30
Net realized and unrealized gain (loss) on investments	0.13	0.79	(0.12)	(1.28)	0.84	(0.11)
Total from investment operations	0.35	1.22	0.31	(0.89)	1.21	0.19
Less distributions
From net investment income	(0.25)	(0.47)	(0.47)	(0.44)	(0.47)	(0.21)
From net realized gain	—	—	(0.07)	(0.54)	(0.08)	—
Total distributions	(0.25)	(0.47)	(0.54)	(0.98)	(0.55)	(0.21)
Net asset value, end of period	$9.27	$9.17	$8.42	$8.65	$10.52	$9.86
Total return (%)[3,4]	3.87[5]	14.91	3.76	(9.20)	12.67	1.96
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$6	$4	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[6]	1.00	0.99	0.95	1.00	1.59[7]
Expenses including reductions	0.88[6]	0.89	0.89	0.89	0.89	0.90[7]
Net investment income	4.76[6]	4.95	5.02	4.09	3.62	2.98
Portfolio turnover (%)	34	46	59	55	79	42

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
33	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$9.12	$8.38	$8.60	$10.47	$9.81	$9.85
Net investment income[2]	0.18	0.36	0.36	0.32	0.29	0.23
Net realized and unrealized gain (loss) on investments	0.13	0.78	(0.11)	(1.28)	0.84	(0.11)
Total from investment operations	0.31	1.14	0.25	(0.96)	1.13	0.12
Less distributions
From net investment income	(0.21)	(0.40)	(0.40)	(0.37)	(0.39)	(0.16)
From net realized gain	—	—	(0.07)	(0.54)	(0.08)	—
Total distributions	(0.21)	(0.40)	(0.47)	(0.91)	(0.47)	(0.16)
Net asset value, end of period	$9.22	$9.12	$8.38	$8.60	$10.47	$9.81
Total return (%)[3,4]	3.48[5]	13.95	3.08	(9.88)	11.75	1.24
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74[7]	1.75	1.74	1.70	1.75	2.30[8]
Expenses including reductions	1.63[7]	1.64	1.64	1.64	1.64	1.62[8]
Net investment income	4.01[7]	4.20	4.20	3.35	2.87	2.27
Portfolio turnover (%)	34	46	59	55	79	42

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	34

CLASS I SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$9.18	$8.43	$8.66	$10.54	$9.88	$9.89
Net investment income[2]	0.23	0.45	0.44	0.42	0.40	0.33
Net realized and unrealized gain (loss) on investments	0.13	0.79	(0.11)	(1.29)	0.83	(0.11)
Total from investment operations	0.36	1.24	0.33	(0.87)	1.23	0.22
Less distributions
From net investment income	(0.26)	(0.49)	(0.49)	(0.47)	(0.49)	(0.23)
From net realized gain	—	—	(0.07)	(0.54)	(0.08)	—
Total distributions	(0.26)	(0.49)	(0.56)	(1.01)	(0.57)	(0.23)
Net asset value, end of period	$9.28	$9.18	$8.43	$8.66	$10.54	$9.88
Total return (%)[3]	4.00[4]	15.19	4.03	(8.96)	12.83	2.28
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[5]	$—[5]	$1	$1	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74[6]	0.75	0.74	0.70	0.75	1.30[7]
Expenses including reductions	0.63[6]	0.64	0.63	0.64	0.64	0.62[7]
Net investment income	5.05[6]	5.20	5.11	4.50	3.87	3.29
Portfolio turnover (%)	34	46	59	55	79	42

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
35	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$9.19	$8.44	$8.67	$10.55	$9.89	$9.89
Net investment income[2]	0.23	0.46	0.46	0.43	0.41	0.35
Net realized and unrealized gain (loss) on investments	0.14	0.79	(0.12)	(1.29)	0.84	(0.11)
Total from investment operations	0.37	1.25	0.34	(0.86)	1.25	0.24
Less distributions
From net investment income	(0.27)	(0.50)	(0.50)	(0.48)	(0.51)	(0.24)
From net realized gain	—	—	(0.07)	(0.54)	(0.08)	—
Total distributions	(0.27)	(0.50)	(0.57)	(1.02)	(0.59)	(0.24)
Net asset value, end of period	$9.29	$9.19	$8.44	$8.67	$10.55	$9.89
Total return (%)[3]	4.05[4]	15.30	4.14	(8.85)	12.95	2.46
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63[6]	0.64	0.64	0.60	0.65	1.19[7]
Expenses including reductions	0.52[6]	0.53	0.53	0.53	0.53	0.50[7]
Net investment income	5.11[6]	5.31	5.37	4.60	3.99	3.45
Portfolio turnover (%)	34	46	59	55	79	42

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset High Income Fund	36

CLASS NAV SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.73	$8.91	$9.12	$11.04	$10.32	$10.00
Net investment income[3]	0.25	0.49	0.48	0.45	0.43	0.09
Net realized and unrealized gain (loss) on investments	0.14	0.83	(0.12)	(1.35)	0.88	0.28
Total from investment operations	0.39	1.32	0.36	(0.90)	1.31	0.37
Less distributions
From net investment income	(0.27)	(0.50)	(0.50)	(0.48)	(0.51)	(0.05)
From net realized gain	—	—	(0.07)	(0.54)	(0.08)	—
Total distributions	(0.27)	(0.50)	(0.57)	(1.02)	(0.59)	(0.05)
Net asset value, end of period	$9.85	$9.73	$8.91	$9.12	$11.04	$10.32
Total return (%)[4]	4.04[5]	15.29	4.17	(8.81)	13.00	3.67[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$103	$107	$109	$118	$151	$142
Ratios (as a percentage of average net assets):
Expenses before reductions	0.62[6]	0.64	0.63	0.59	0.64	1.17[6]
Expenses including reductions	0.52[6]	0.52	0.52	0.52	0.52	0.49[6]
Net investment income	5.11[6]	5.31	5.34	4.44	3.98	3.77[6]
Portfolio turnover (%)	34	46	59	55	79	42[7]

[1]	Six months ended 2-28-25. Unaudited.
[2]	The inception date for Class NAV shares is 6-4-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The portfolio turnover is shown for the period from 9-1-19 to 8-31-20.
37	JOHN HANCOCK Multi-Asset High Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Multi-Asset High Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK Multi-Asset High Income Fund	38

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,222,789	—	$1,222,789	—
Foreign government obligations	1,040,484	—	1,040,484	—
Corporate bonds	55,038,321	—	55,038,321	—
Convertible bonds	372,570	—	372,570	—
Capital preferred securities	263,908	—	263,908	—
Term loans	6,384,911	—	6,384,911	—
Asset-backed securities	2,176,030	—	2,176,030	—
Common stocks	35,597,111	$24,070,283	11,526,828	—
Preferred securities	2,774,159	2,774,159	—	—
Escrow certificates	26,600	—	26,600	—
Short-term investments	10,655,515	8,859,110	1,796,405	—
Total investments in securities	$115,552,398	$35,703,552	$79,848,846	—
Derivatives:
Assets
39	JOHN HANCOCK Multi-Asset High Income Fund |

	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$12,039	—	$12,039	—
Liabilities
Forward foreign currency contracts	(6,604)	—	(6,604)	—
Written options	(88,177)	$(76,055)	(12,122)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At February 28, 2025, the fund had $11,151 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
| JOHN HANCOCK Multi-Asset High Income Fund	40

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2025, the fund loaned securities valued at $3,650,890 and received $3,730,085 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
41	JOHN HANCOCK Multi-Asset High Income Fund |

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2025 were $320.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $4,645,351 and a long-term capital loss carryforward of $7,896,930 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
| JOHN HANCOCK Multi-Asset High Income Fund	42

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds, investments in passive foreign investment companies and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
43	JOHN HANCOCK Multi-Asset High Income Fund |

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $1.3 million to $2.1 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the six months ended February 28, 2025, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging from $86,100 to $111,300, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$12,039	$(6,604)
Equity	Written options, at value	Written options	—	(88,177)
| JOHN HANCOCK Multi-Asset High Income Fund	44

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
			$12,039	$(94,781)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$56,411	—	$56,411
Equity	—	$237,039	237,039
Total	$56,411	$237,039	$293,450
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts	Written options	Total
Currency	$27,823	—	$27,823
Equity	—	$(15,950)	(15,950)
Total	$27,823	$(15,950)	$11,873
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
45	JOHN HANCOCK Multi-Asset High Income Fund |

The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets).
The management fees are determined in accordance with the following schedule:
	First $5.0 billion of net assets	Excess over $5.0 billion of net assets
Assets in a fund of the Trust or JHF III	0.200%	0.175%

	First $1.5 billion of net assets	Excess over $1.5 billion of net assets
Other assets	0.420%	0.410%
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the “Expenses” of the fund exceed 0.52% of average daily net assets. “Expenses” means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The current expense limitation agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$3,050
Class C	220
Class I	488
Class	Expense reduction
Class R6	$616
Class NAV	53,202
Total	$57,576

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.32% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
| JOHN HANCOCK Multi-Asset High Income Fund	46

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $174 for the six months ended February 28, 2025. Of this amount, $27 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $147 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor amounted to $4 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$7,401	$3,328
Class C	2,147	242
Class I	—	504
Class R6	—	24
Total	$9,548	$4,098
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
47	JOHN HANCOCK Multi-Asset High Income Fund |

Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	76,650	$706,850	112,027	$955,261
Distributions reinvested	17,578	161,633	36,011	312,062
Repurchased	(55,136)	(509,191)	(166,260)	(1,437,647)
Net increase (decrease)	39,092	$359,292	(18,222)	$(170,324)
Class C shares
Sold	6,585	$60,131	632	$5,500
Distributions reinvested	1,092	9,994	2,482	21,395
Repurchased	(10,318)	(94,703)	(9,599)	(82,768)
Net decrease	(2,641)	$(24,578)	(6,485)	$(55,873)
Class I shares
Sold	131,227	$1,213,066	5,787	$50,000
Distributions reinvested	3,020	27,776	2,557	22,222
Repurchased	(32,706)	(298,141)	(4,125)	(35,893)
Net increase	101,541	$942,701	4,219	$36,329
Class R6 shares
Sold	2,684	$25,002	30,027	$264,838
Distributions reinvested	3,786	34,890	7,593	65,936
Repurchased	—	—	(45,843)	(404,221)
Net increase (decrease)	6,470	$59,892	(8,223)	$(73,447)
Class NAV shares
Sold	20,311	$197,989	42,734	$392,082
Distributions reinvested	293,140	2,863,302	626,653	5,754,055
Repurchased	(901,946)	(8,788,851)	(1,945,283)	(17,853,165)
Net decrease	(588,495)	$(5,727,560)	(1,275,896)	$(11,707,028)
Total net decrease	(444,033)	$(4,390,253)	(1,304,607)	$(11,970,343)
Affiliates of the fund owned 94% and 100% of shares of Class R6 and Class NAV on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $35,792,225 and $40,515,681, respectively, for the six months ended February 28, 2025.
| JOHN HANCOCK Multi-Asset High Income Fund	48

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2025, funds within the John Hancock group of funds complex held 91.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	33.8%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	28.9%
John Hancock Funds II Multimanager Lifestyle Conservative Portfolio	28.8%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	885,583	$7,262,185	$34,427,447	$(32,833,714)	$1,620	$1,572	$132,733	—	$8,859,110

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
49	JOHN HANCOCK Multi-Asset High Income Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset High Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278720	448SA 2/25
4/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Opportunistic Fixed Income Fund
Fixed income
February 28, 2025

John Hancock
Opportunistic Fixed Income Fund

2	Fund’s investments
45	Financial statements
49	Financial highlights
54	Notes to financial statements
1	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 41.1%				$51,840,009
(Cost $51,147,778)
U.S. Government 12.6%				15,880,958
U.S. Treasury
Bond	4.250	02-15-54	780,000	748,221
Bond	4.250	08-15-54	4,400	4,228
Bond	4.500	11-15-54	842,400	844,638
Bond	4.625	11-15-44	63,500	64,195
Bond	4.750	11-15-53	1,240,000	1,288,873
Inflation Protected Security (A)	0.750	02-15-42	2,178,868	1,770,798
Inflation Protected Security	1.125	01-15-33	3,655,275	3,490,947
Inflation Protected Security	1.375	07-15-33	1,402,866	1,364,960
Inflation Protected Security	1.875	07-15-34	2,182,564	2,202,331
Inflation Protected Security	2.125	02-15-54	1,671,053	1,642,621
Inflation Protected Security (A)	2.375	10-15-28	1,607,408	1,669,618
Inflation Protected Security	2.375	02-15-55	570,342	591,148
Note	1.500	11-30-28	110,000	100,551
Note	4.125	11-30-29	38,800	39,000
Note	4.250	11-15-34	58,600	58,829
U.S. Government Agency 28.5%				35,959,051
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	10-01-53	214,247	215,125
30 Yr Pass Thru	5.500	01-01-54	44,992	45,134
30 Yr Pass Thru	5.500	01-01-55	123,609	123,845
Federal National Mortgage Association
15 Yr Pass Thru (B)	2.000	TBA	275,000	248,252
15 Yr Pass Thru	6.000	07-01-38	127,799	131,318
15 Yr Pass Thru	6.000	09-01-38	118,758	121,916
30 Yr Pass Thru (B)	2.000	TBA	792,000	633,229
30 Yr Pass Thru (B)	2.500	TBA	135,000	112,873
30 Yr Pass Thru (B)	2.500	TBA	840,000	702,253
30 Yr Pass Thru (B)	3.000	TBA	100,000	87,184
30 Yr Pass Thru (B)	3.500	TBA	400,000	362,750
30 Yr Pass Thru (B)	3.500	TBA	1,225,000	1,111,257
30 Yr Pass Thru (B)	4.000	TBA	100,000	93,750
30 Yr Pass Thru (B)	4.000	TBA	27,000	25,317
30 Yr Pass Thru (B)	4.000	TBA	453,000	424,935
30 Yr Pass Thru (B)	4.500	TBA	438,000	421,934
30 Yr Pass Thru (B)	4.500	TBA	1,147,000	1,105,601
30 Yr Pass Thru (B)	5.000	TBA	7,804,000	7,677,185
30 Yr Pass Thru	5.000	11-01-54	123,621	121,684
30 Yr Pass Thru (B)	5.500	TBA	8,241,000	8,251,275
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	2

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	12-01-53		74,270	$74,505
30 Yr Pass Thru (B)	6.000	TBA		3,742,000	3,802,515
30 Yr Pass Thru (B)	6.500	TBA		2,485,000	2,564,986
30 Yr Pass Thru (B)	6.500	TBA		2,085,000	2,147,713
Government National Mortgage Association
30 Yr Pass Thru (B)	2.000	TBA		300,000	246,372
30 Yr Pass Thru (B)	3.000	TBA		1,450,000	1,290,676
30 Yr Pass Thru	4.000	11-20-52		518,977	490,479
30 Yr Pass Thru	4.000	05-20-53		513,870	485,290
30 Yr Pass Thru (B)	4.500	TBA		1,566,000	1,512,220
30 Yr Pass Thru	4.500	11-20-52		515,223	499,964
30 Yr Pass Thru	4.500	11-20-54		174,612	168,691

30 Yr Pass Thru (B)	6.000	TBA		650,000	658,823
Foreign government obligations 42.4%					$53,376,179
(Cost $58,126,746)
Australia 3.7%					4,644,716
Commonwealth of Australia
Bond	1.750	06-21-51	AUD	7,585,000	2,530,963
Inflation-Linked Bond	0.296	11-21-32	AUD	1,260,000	814,182
Inflation-Linked Bond	1.238	02-21-50	AUD	515,000	287,416
Inflation-Linked Bond	3.667	09-20-30	AUD	1,070,000	1,012,155
Benin 0.1%					191,496
Republic of Benin
Bond (C)	8.375	01-23-41		200,000	191,496
Brazil 3.5%					4,389,054
Federative Republic of Brazil
Bill (D)	14.642	07-01-27	BRL	865,000	106,282
Bill (D)	14.699	01-01-28	BRL	906,000	103,661
Note	6.000	05-15-35	BRL	1,842,000	1,236,518
Note	6.000	05-15-55	BRL	1,398,000	877,378
Note	10.000	01-01-27	BRL	2,685,000	430,046
Note	10.000	01-01-29	BRL	529,000	79,018
Note	10.000	01-01-31	BRL	1,972,000	276,986
Note	10.000	01-01-33	BRL	379,000	51,116
Note	10.000	01-01-35	BRL	9,436,000	1,228,049
Bulgaria 0.2%					209,209
Republic of Bulgaria
Bond	1.375	09-23-50	EUR	203,000	128,851
Bond	4.250	09-05-44	EUR	75,000	80,358
Chile 0.1%					173,796
Republic of Chile
Bond (C)	4.700	09-01-30	CLP	80,000,000	80,816
3	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Chile (continued)
Bond (C)	5.800	10-01-34	CLP	45,000,000	$47,914
Bond	6.000	01-01-43	CLP	10,000,000	10,728
Bond (C)	6.200	10-01-40	CLP	5,000,000	5,544
Bond (C)	7.000	05-01-34	CLP	25,000,000	28,794
Colombia 3.2%					4,000,001
Republic of Colombia
Bond	3.750	02-25-37	COP	5,171,177,798	1,043,281
Bond	3.875	02-15-61		260,000	141,487
Bond	4.125	02-22-42		400,000	260,299
Bond	4.125	05-15-51		200,000	117,922
Bond	4.750	04-04-35	COP	1,711,037,483	387,715
Bond	6.000	04-28-28	COP	298,600,000	64,425
Bond	6.250	07-09-36	COP	910,600,000	145,694
Bond	7.000	03-26-31	COP	27,800,000	5,562
Bond	7.000	06-30-32	COP	438,300,000	84,328
Bond	7.250	10-18-34	COP	1,082,100,000	197,760
Bond	7.750	09-18-30	COP	364,300,000	77,370
Bond	9.250	05-28-42	COP	3,418,400,000	656,331
Bond	11.500	07-25-46	COP	3,176,600,000	711,956
Bond	13.250	02-09-33	COP	400,600,000	105,871
Czech Republic 0.7%					943,085
Czech Republic
Bond	0.050	11-29-29	CZK	1,150,000	40,240
Bond	0.950	05-15-30	CZK	4,180,000	150,783
Bond	1.200	03-13-31	CZK	5,850,000	208,895
Bond	1.750	06-23-32	CZK	1,930,000	69,074
Bond	1.750	06-23-32	CZK	1,260,000	45,095
Bond	1.950	07-30-37	CZK	310,000	10,078
Bond	2.000	10-13-33	CZK	1,920,000	68,183
Bond	3.000	03-03-33	CZK	1,230,000	47,621
Bond	3.500	05-30-35	CZK	2,900,000	114,837
Bond	4.500	11-11-32	CZK	1,770,000	75,978
Bond	4.900	04-14-34	CZK	2,540,000	112,301
Germany 2.5%					3,163,876
Federal Republic of Germany
Inflation-Linked Bond	0.100	04-15-33	EUR	3,147,612	3,163,876
Greece 0.4%					567,458
Republic of Greece
GDP-Linked Note (E)	4.484*	10-15-42	EUR	188,630,000	567,458
Honduras 0.1%					147,825
Republic of Honduras
Bond (C)	8.625	11-27-34		150,000	147,825
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	4

	Rate (%)	Maturity date		Par value^	Value
Hungary 0.7%					$930,877
Republic of Hungary
Bond	1.625	04-28-32	EUR	110,000	99,743
Bond	1.750	06-05-35	EUR	430,000	357,031
Bond	2.000	05-23-29	HUF	55,600,000	120,967
Bond	2.250	06-22-34	HUF	29,420,000	53,476
Bond	3.000	10-27-38	HUF	33,150,000	57,002
Bond	7.000	10-24-35	HUF	92,140,000	242,658
Iceland 1.9%					2,372,368
The Republic of Iceland
Bond	4.500	02-17-42	ISK	22,365,000	124,868
Bond	5.000	11-15-28	ISK	246,210,000	1,624,431
Bond	6.500	02-15-38	ISK	89,460,000	623,069
India 0.2%					250,038
Republic of India
Bond	7.180	07-24-37	INR	9,930,000	116,082
Bond	7.300	06-19-53	INR	11,470,000	133,956
Indonesia 1.1%					1,364,521
Republic of Indonesia
Bond	6.375	08-15-28	IDR	2,509,000,000	150,342
Bond	6.375	04-15-32	IDR	53,000,000	3,126
Bond	6.500	02-15-31	IDR	461,000,000	27,302
Bond	6.625	05-15-33	IDR	732,000,000	43,194
Bond	6.625	02-15-34	IDR	2,456,000,000	144,694
Bond	6.750	07-15-35	IDR	3,927,000,000	232,702
Bond	6.875	04-15-29	IDR	1,040,000,000	62,847
Bond	7.000	05-15-27	IDR	923,000,000	56,284
Bond	7.000	02-15-33	IDR	2,998,000,000	182,096
Bond	7.125	06-15-38	IDR	3,193,000,000	194,394
Bond	7.125	06-15-42	IDR	181,000,000	10,958
Bond	7.125	06-15-43	IDR	660,000,000	40,141
Bond	7.500	08-15-32	IDR	1,631,000,000	100,111
Bond	7.500	06-15-35	IDR	203,000,000	12,605
Bond	7.500	05-15-38	IDR	1,135,000,000	70,668
Bond	8.375	03-15-34	IDR	496,000,000	33,057
Ivory Coast 0.2%					194,420
Republic of the Ivory Coast
Bond	8.250	01-30-37		200,000	194,420
Japan 1.1%					1,341,928
Government of Japan
Bond	1.200	12-20-34	JPY	205,100,000	1,341,928
Jordan 0.2%					201,192
The Hashemite Kingdom of Jordan
Bond	7.500	01-13-29		200,000	201,192
5	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Malaysia 1.0%					$1,298,590
Government of Malaysia
Bond	2.632	04-15-31	MYR	1,209,000	254,515
Bond	3.502	05-31-27	MYR	205,000	46,002
Bond	3.582	07-15-32	MYR	1,005,000	222,708
Bond	3.757	05-22-40	MYR	210,000	45,882
Bond	3.828	07-05-34	MYR	225,000	50,526
Bond	3.885	08-15-29	MYR	438,000	99,237
Bond	3.906	07-15-26	MYR	671,000	151,455
Bond	4.254	05-31-35	MYR	442,000	102,601
Bond	4.457	03-31-53	MYR	141,000	32,999
Bond	4.642	11-07-33	MYR	158,000	37,583
Bond	4.696	10-15-42	MYR	220,000	53,453
Bond	4.762	04-07-37	MYR	284,000	68,791
Bond	4.893	06-08-38	MYR	540,000	132,838
Mexico 3.7%					4,722,469
Government of Mexico
Bill (D)	8.914	01-21-27	MXN	2,040,430	84,245
Bill (D)	8.941	11-26-26	MXN	5,272,220	220,492
Bond	2.125	10-25-51	EUR	285,000	164,059
Bond	4.000	08-24-34	MXN	35,099,509	1,563,853
Bond	4.350	01-15-47		200,000	145,149
Bond	4.625	05-04-33	EUR	200,000	207,207
Bond	5.125	05-04-37	EUR	145,000	150,062
Bond	5.625	03-19-14	GBP	110,000	96,889
Bond	7.500	05-26-33	MXN	4,642,100	200,814
Bond	7.750	05-29-31	MXN	401,400	18,061
Bond	7.750	11-23-34	MXN	8,057,000	348,202
Bond	7.750	11-13-42	MXN	3,445,200	136,886
Bond	8.000	05-24-35	MXN	1,030,500	45,206
Bond	8.000	11-07-47	MXN	1,334,800	53,332
Bond	8.000	07-31-53	MXN	24,999,900	985,400
Bond	8.500	03-01-29	MXN	4,299,600	204,178
Bond	8.500	11-18-38	MXN	2,227,300	98,434
New Zealand 5.6%					7,064,900
Government of New Zealand
Bond	1.750	05-15-41	NZD	1,185,000	432,626
Bond	2.750	05-15-51	NZD	2,030,000	757,510
Bond	4.250	05-15-34	NZD	224,000	123,789
Inflation-Linked Bond	3.254	09-20-40	NZD	1,375,000	939,972
Inflation-Linked Bond	3.288	09-20-35	NZD	2,642,000	1,905,978
Inflation-Linked Bond	4.007	09-20-30	NZD	3,735,000	2,905,025
Norway 3.9%					4,893,319
Kingdom of Norway
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	6

	Rate (%)	Maturity date		Par value^	Value
Norway (continued)
Bond (C)	1.250	09-17-31	NOK	21,810,000	$1,659,641
Bond (C)	1.750	09-06-29	NOK	15,325,000	1,253,643
Bond (C)	3.625	04-13-34	NOK	22,580,000	1,980,035
Panama 0.1%					125,757
Republic of Panama
Bond	4.500	04-01-56		200,000	125,757
Paraguay 0.2%					193,358
Republic of Paraguay
Bond	6.100	08-11-44		200,000	193,358
Peru 0.5%					574,172
Republic of Peru
Bond	5.400	08-12-34	PEN	381,000	96,242
Bond	6.150	08-12-32	PEN	726,000	202,016
Bond	6.900	08-12-37	PEN	45,000	12,305
Bond (C)	7.300	08-12-33	PEN	511,000	149,364
Bond (C)	7.600	08-12-39	PEN	399,000	114,245
Philippines 0.3%					404,966
Republic of the Philippines
Bond	2.650	12-10-45		200,000	129,621
Bond	2.950	05-05-45		400,000	275,345
Poland 0.8%					1,037,227
Bank Gospodarstwa Krajowego
Bond	3.875	03-13-35	EUR	100,000	104,677
Republic of Poland
Bond	1.750	04-25-32	PLN	771,000	148,195
Bond	2.500	07-25-27	PLN	124,000	28,813
Bond	3.750	05-25-27	PLN	333,000	79,870
Bond	4.750	07-25-29	PLN	1,080,000	260,185
Bond	5.000	10-25-34	PLN	676,000	157,954
Bond	5.750	04-25-29	PLN	545,000	136,488
Bond	6.000	10-25-33	PLN	480,000	121,045
Romania 1.0%					1,240,349
Republic of Romania
Bond	3.000	02-14-31		198,000	166,017
Bond	4.750	10-11-34	RON	90,000	15,484
Bond	4.850	07-25-29	RON	315,000	59,924
Bond	5.750	03-24-35		206,000	188,078
Bond	6.000	05-25-34		200,000	188,312
Bond	6.375	01-30-34		76,000	73,759
Bond	6.700	02-25-32	RON	270,000	54,524
Bond	6.750	04-25-35	RON	225,000	44,919
Bond	7.500	02-10-37		150,000	154,288
Bond	8.000	04-29-30	RON	475,000	102,291
7	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Romania (continued)
Bond	8.250	09-29-32	RON	300,000	$65,946
Bond	8.750	10-30-28	RON	580,000	126,807
Serbia 0.3%					354,740
Republic of Serbia
Bond	1.500	06-26-29	EUR	280,000	262,127
Bond	1.650	03-03-33	EUR	110,000	92,613
South Africa 1.3%					1,585,476
Republic of South Africa
Bond	6.250	03-31-36	ZAR	1,090,000	41,507
Bond	7.000	02-28-31	ZAR	3,659,000	173,340
Bond	7.000	02-28-31	ZAR	1,430,000	67,744
Bond (C)	7.100	11-19-36		200,000	196,246
Bond	8.250	03-31-32	ZAR	5,373,000	264,329
Bond	8.500	01-31-37	ZAR	2,271,000	101,772
Bond	8.750	01-31-44	ZAR	3,239,000	137,641
Bond	8.750	02-28-48	ZAR	1,891,000	79,610
Bond	8.875	02-28-35	ZAR	5,121,000	246,020
Bond	9.000	01-31-40	ZAR	5,554,000	248,443
Bond	11.625	03-31-53	ZAR	527,000	28,824
Thailand 0.8%					1,037,249
Kingdom of Thailand
Bond	1.000	06-17-27	THB	3,011,000	86,273
Bond	1.585	12-17-35	THB	4,906,000	134,698
Bond	1.600	12-17-29	THB	605,000	17,410
Bond	2.000	12-17-31	THB	5,300,000	153,910
Bond	2.000	06-17-42	THB	1,150,000	31,141
Bond	2.800	06-17-34	THB	1,075,000	33,044
Bond	2.875	12-17-28	THB	3,177,000	96,088
Bond	2.875	06-17-46	THB	500,000	15,142
Bond	3.350	06-17-33	THB	10,474,000	333,350
Bond	3.450	06-17-43	THB	4,143,000	136,193
Turkey 0.7%					862,325
Republic of Turkey
Bond	26.200	10-05-33	TRY	25,664,320	703,035
Bond	27.700	09-27-34	TRY	5,481,000	159,290
United Arab Emirates 0.2%					314,810
Finance Department Government of Sharjah
Bond	3.625	03-10-33		200,000	168,932
Government of Dubai
Bond	3.900	09-09-50		200,000	145,878
United Kingdom 2.0%					2,462,307
United Kingdom of Great Britain
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	8

	Rate (%)	Maturity date		Par value^	Value
United Kingdom (continued)
GILT	4.375	07-31-54	GBP	810,000	$910,116
Inflation-Linked GILT	0.125	03-22-51	GBP	313,262	249,452
Inflation-Linked GILT	0.250	03-22-52	GBP	809,870	662,024
Inflation-Linked GILT	0.500	03-22-50	GBP	266,393	241,738
Inflation-Linked GILT	1.250	11-22-54	GBP	372,816	398,977
Uruguay 0.1%					118,305
Republic of Uruguay

Bond	9.750	07-20-33	UYU	5,030,500	118,305
Corporate bonds 13.2%					$16,682,253
(Cost $16,641,341)
Australia 0.1%					111,176
Mineral Resources, Ltd. (C)	8.500	05-01-30		110,000	111,176
Austria 0.2%					222,691
Erste Group Bank AG (7.000% to 10-15-31, then 5 Year EURIBOR ICE Swap Rate + 4.407%) (F)	7.000	04-15-31	EUR	200,000	222,691
Bermuda 0.1%					179,854
Ooredoo International Finance, Ltd.	4.500	01-31-43		200,000	179,854
Canada 0.8%					1,068,346
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54		79,000	79,072
Bell Telephone Company of Canada or Bell Canada	5.550	02-15-54		80,000	77,088
Brookfield Finance, Inc.	5.813	03-03-55		110,000	110,749
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		122,000	122,975
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80		120,000	116,987
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		45,000	49,878
goeasy, Ltd. (C)	6.875	05-15-30		5,000	5,081
goeasy, Ltd. (C)	7.625	07-01-29		15,000	15,563
goeasy, Ltd. (C)	9.250	12-01-28		15,000	15,988
Great Canadian Gaming Corp. (C)	8.750	11-15-29		25,000	26,332
Mercer International, Inc. (C)	12.875	10-01-28		25,000	27,295
South Bow Canadian Infrastructure Holdings, Ltd. (7.625% to 3-1-30, then 5 Year CMT + 3.949%) (C)	7.625	03-01-55		92,000	94,555
9	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Canada (continued)
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		195,000	$193,079
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		109,000	101,924
Transcanada Trust (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%)	5.875	08-15-76		32,000	31,780
Cayman Islands 0.0%					61,185
Diamond Foreign Asset Company (C)	8.500	10-01-30		59,000	61,185
Chile 0.2%					203,565
AES Andes SA	6.300	03-15-29		200,000	203,565
China 0.0%					41,003
CIFI Holdings Group Company, Ltd. (G)	4.375	04-12-27		200,000	21,000
Country Garden Holdings Company, Ltd. (G)	3.875	10-22-30		210,000	20,003
France 0.9%					1,200,385
Banque Federative du Credit Mutuel SA	3.625	09-14-32	EUR	100,000	106,532
BPCE SA (6.915% to 1-14-45, then Overnight SOFR + 2.610%) (C)	6.915	01-14-46		250,000	267,920
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (C)(F)	10.000	11-14-28		200,000	218,417
TotalEnergies Capital SA	5.425	09-10-64		240,000	229,329
Valeo SE	1.000	08-03-28	EUR	400,000	378,187
Greece 0.3%					326,126
Piraeus Financial Holdings SA (5.375% to 9-18-30, then 5 Year EURIBOR ICE Swap Rate + 3.150%)	5.375	09-18-35	EUR	100,000	108,801
Piraeus Financial Holdings SA (8.750% to 12-16-26, then 5 Year Euro Swap Rate + 9.195%) (F)	8.750	06-16-26	EUR	200,000	217,325
Hungary 0.1%					105,356
OTP Bank NYRT (4.250% to 10-16-29, then 3 month EURIBOR + 1.950%)	4.250	10-16-30	EUR	100,000	105,356
Ireland 0.0%					25,574
TrueNoord Capital DAC (C)	8.750	03-01-30		25,000	25,574
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	10

	Rate (%)	Maturity date		Par value^	Value
Italy 0.6%					$736,840
Generali	2.429	07-14-31	EUR	510,000	501,392
Intesa Sanpaolo SpA (C)	7.800	11-28-53		200,000	235,448
Jersey, Channel Islands 0.2%					197,155
Africell Holding, Ltd. (C)	10.500	10-23-29		200,000	197,155
Luxembourg 0.5%					575,442
Millicom International Cellular SA	6.250	03-25-29		180,000	178,768
Raizen Fuels Finance SA (C)	6.700	02-25-37		200,000	200,234
Raizen Fuels Finance SA (C)	6.950	03-05-54		200,000	196,440
Malta 0.0%					52,334
VistaJet Malta Finance PLC (C)(H)	6.375	02-01-30		58,000	52,334
Mexico 0.6%					735,473
Comision Federal de Electricidad	6.450	01-24-35		200,000	191,952
Orbia Advance Corp. SAB de CV	5.500	01-15-48		200,000	159,766
Orbia Advance Corp. SAB de CV	6.750	09-19-42		200,000	191,291
Sitios Latinoamerica SAB de CV	5.375	04-04-32		200,000	192,464
Netherlands 0.1%					112,974
Achmea BV (5.625% to 11-2-34, then 5 Year EURIBOR ICE Swap Rate + 3.850%)	5.625	11-02-44	EUR	100,000	112,974
Portugal 0.1%					116,376
Caixa Economica Montepio Geral Caixa Economica Bancaria SA (8.500% to 6-12-29, then 5 Year EURIBOR ICE Swap Rate + 5.815%)	8.500	06-12-34	EUR	100,000	116,376
Qatar 0.2%					288,876
QatarEnergy	3.125	07-12-41		200,000	150,126
QatarEnergy	3.300	07-12-51		200,000	138,750
Romania 0.1%					111,185
Banca Transilvania SA (7.250% to 12-7-27, then 1 Year EURIBOR ICE Swap Rate + 4.290%)	7.250	12-07-28	EUR	100,000	111,185
Slovenia 0.1%					105,938
OTP Banka dd (4.750% to 4-3-27, then 3 month EURIBOR + 1.900%)	4.750	04-03-28	EUR	100,000	105,938
Supranational 0.9%					1,147,493
Asian Development Bank (D)	5.780	07-30-30	PLN	100,000	18,154
Asian Infrastructure Investment Bank	6.000	12-08-31	INR	3,300,000	35,347
Asian Infrastructure Investment Bank	6.650	06-30-33	INR	12,500,000	140,235
11	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Supranational (continued)
Asian Infrastructure Investment Bank (C)	6.900	10-23-34	INR	5,700,000	$64,604
Asian Infrastructure Investment Bank	7.000	03-01-29	INR	6,100,000	69,986
European Bank for Reconstruction & Development	6.750	03-14-31	INR	5,000,000	56,759
European Bank for Reconstruction & Development	6.875	07-30-31	INR	24,600,000	278,683
European Bank for Reconstruction & Development (D)	10.766	10-04-36	ZAR	4,800,000	77,032
European Bank for Reconstruction & Development (D)	12.218	05-30-36	ZAR	2,000,000	28,678
Inter-American Development Bank	7.000	04-17-33	INR	5,000,000	57,090
Inter-American Development Bank	7.000	08-08-33	INR	16,000,000	184,541
Inter-American Development Bank	7.350	10-06-30	INR	5,000,000	58,300
International Bank for Reconstruction & Development	6.710	01-21-35	INR	7,000,000	78,084
Switzerland 0.2%					231,486
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(F)	9.250	11-13-33		200,000	231,486
United Arab Emirates 0.5%					630,559
Abu Dhabi National Energy Company PJSC	3.400	04-29-51		200,000	140,037
Abu Dhabi Ports Company PJSC	2.500	05-06-31		200,000	173,477
MDGH GMTN RSC, Ltd.	3.400	06-07-51		200,000	141,250
MDGH GMTN RSC, Ltd.	3.700	11-07-49		235,000	175,795
United Kingdom 0.2%					288,059
Virgin Money UK PLC (11.000% to 6-9-29, then 5 Year United Kingdom Gilt Rate + 6.993%) (F)	11.000	12-08-28	GBP	200,000	288,059
United States 6.2%					7,806,802
Acrisure LLC (C)	6.000	08-01-29		45,000	43,716
Acrisure LLC (C)	8.500	06-15-29		5,000	5,239
Aircastle, Ltd. (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%) (C)(F)	5.250	06-15-26		31,000	30,496
Alliant Holdings Intermediate LLC (C)	7.375	10-01-32		35,000	35,723
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	174,284
AmeriGas Partners LP (C)	9.375	06-01-28		170,000	171,864
Ameriprise Financial, Inc.	5.200	04-15-35		70,000	70,320
Antero Midstream Partners LP (C)	6.625	02-01-32		48,000	49,037
Bain Capital Specialty Finance, Inc.	5.950	03-15-30		35,000	35,028
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	12

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Baldwin Insurance Group Holdings LLC (C)	7.125	05-15-31	22,000	$22,496
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (C)	7.750	04-01-27	18,000	17,694
Bread Financial Holdings, Inc. (C)	9.750	03-15-29	11,000	11,830
Caesars Entertainment, Inc. (C)	7.000	02-15-30	21,000	21,632
CCO Holdings LLC (C)	4.750	02-01-32	40,000	35,939
CCO Holdings LLC (C)	5.375	06-01-29	32,000	31,118
Champ Acquisition Corp. (C)	8.375	12-01-31	36,000	37,816
Charter Communications Operating LLC	5.250	04-01-53	15,000	12,436
Charter Communications Operating LLC	6.834	10-23-55	13,000	13,028
Cinemark USA, Inc. (C)	7.000	08-01-32	15,000	15,340
Citigroup, Inc. (4.000% to 12-10-25, then 5 Year CMT + 3.597%) (F)	4.000	12-10-25	69,000	67,737
Clear Channel Outdoor Holdings, Inc. (C)	7.750	04-15-28	37,000	34,360
Clear Channel Outdoor Holdings, Inc. (C)	9.000	09-15-28	36,000	37,914
Clydesdale Acquisition Holdings, Inc. (C)	8.750	04-15-30	24,000	24,365
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50	72,000	68,248
Comcast Corp.	5.650	06-01-54	75,000	74,418
Community Health Systems, Inc. (C)	8.000	12-15-27	21,000	20,866
Concentra Escrow Issuer Corp. (C)	6.875	07-15-32	10,000	10,372
ConocoPhillips Company	5.650	01-15-65	75,000	73,522
Cougar JV Subsidiary LLC (C)	8.000	05-15-32	36,000	38,111
Cox Communications, Inc. (C)	4.700	12-15-42	95,000	78,263
Cox Communications, Inc. (C)	5.800	12-15-53	85,000	79,001
Cox Communications, Inc. (C)	5.950	09-01-54	80,000	75,838
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	30,000	30,271
Deluxe Corp. (C)	8.125	09-15-29	25,000	25,360
Diamondback Energy, Inc.	5.900	04-18-64	240,000	232,334
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	66,000	65,958
DISH DBS Corp. (C)	5.750	12-01-28	6,000	5,322
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	89,000	86,104
13	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	30,000	$31,653
EchoStar Corp. (0.000% Cash and 6.750% PIK)	6.750	11-30-30	47,704	44,672
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (F)	5.375	03-09-26	130,000	124,818
Electronic Arts, Inc.	2.950	02-15-51	120,000	77,646
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	63,000	66,987
Enstar Finance LLC (5.500% to 1-15-27, then 5 Year CMT + 4.006%)	5.500	01-15-42	70,000	68,092
EQM Midstream Partners LP (C)	4.750	01-15-31	20,000	19,307
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	60,000	62,762
Fifth Third Bancorp (4.500% to 9-30-25, then 5 Year CMT + 4.215%) (F)	4.500	09-30-25	51,000	50,463
FirstCash, Inc. (C)	4.625	09-01-28	10,000	9,664
FirstCash, Inc. (C)	5.625	01-01-30	8,000	7,850
Focus Financial Partners LLC (C)	6.750	09-15-31	35,000	35,291
Ford Motor Credit Company LLC	7.122	11-07-33	200,000	207,914
Fortress Intermediate 3, Inc. (C)	7.500	06-01-31	25,000	25,875
Foundation Building Materials, Inc. (C)	6.000	03-01-29	20,000	17,699
Freedom Mortgage Corp. (C)	12.000	10-01-28	15,000	16,292
Freedom Mortgage Corp. (C)	12.250	10-01-30	35,000	39,191
Freedom Mortgage Holdings LLC (C)	9.125	05-15-31	25,000	25,975
Freedom Mortgage Holdings LLC (C)	9.250	02-01-29	30,000	31,316
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	49,000	47,447
Global Atlantic Financial Company (4.700% to 10-15-26, then 5 Year CMT + 3.796%) (C)	4.700	10-15-51	130,000	126,360
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	25,000	26,224
Great Lakes Dredge & Dock Corp. (C)	5.250	06-01-29	170,000	155,907
Herc Holdings, Inc. (C)	6.625	06-15-29	15,000	15,212
Hightower Holding LLC (C)	6.750	04-15-29	78,000	75,901
Honeywell International, Inc.	5.250	03-01-54	75,000	72,327
HUB International, Ltd. (C)	5.625	12-01-29	11,000	10,769
HUB International, Ltd. (C)	7.375	01-31-32	20,000	20,526
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	14

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Intel Corp.	5.600	02-21-54	10,000	$9,284
Iron Mountain, Inc. (C)	7.000	02-15-29	45,000	46,346
Jane Street Group (C)	6.125	11-01-32	32,000	32,127
JPMorgan Chase & Co. (6.500% to 4-1-30, then 5 Year CMT + 2.152%) (F)	6.500	04-01-30	45,000	46,041
LABL, Inc. (C)	8.625	10-01-31	110,000	99,412
LBM Acquisition LLC (C)	6.250	01-15-29	18,000	16,567
Level 3 Financing, Inc. (C)	4.000	04-15-31	25,000	19,438
Level 3 Financing, Inc. (C)	4.500	04-01-30	35,000	28,875
LFS Topco LLC (C)	5.875	10-15-26	42,000	41,682
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	36,000	34,434
Macy’s Retail Holdings LLC	5.125	01-15-42	15,000	10,941
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	15,000	14,309
MajorDrive Holdings IV LLC (C)	6.375	06-01-29	78,000	63,791
Medline Borrower LP (C)	5.250	10-01-29	23,000	22,296
Mileage Plus Holdings LLC (C)	6.500	06-20-27	11,590	11,669
Newell Brands, Inc.	6.375	05-15-30	75,000	74,761
Newell Brands, Inc.	6.625	05-15-32	55,000	54,704
Noble Finance II LLC (C)	8.000	04-15-30	180,000	181,893
ONEOK, Inc.	5.850	11-01-64	250,000	240,291
Oracle Corp.	6.125	08-03-65	150,000	153,120
Owens & Minor, Inc. (C)(H)	4.500	03-31-29	65,000	57,046
Owens-Brockway Glass Container, Inc. (C)(H)	7.250	05-15-31	27,000	26,545
Pacific Gas & Electric Company	6.150	01-15-33	75,000	77,831
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	102,000	99,102
Pfizer, Inc.	2.700	05-28-50	125,000	79,258
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	25,000	24,708
Planet Financial Group LLC (C)	10.500	12-15-29	45,000	46,683
Public Service Electric & Gas Company	5.500	03-01-55	10,000	10,048
Quikrete Holdings, Inc. (C)	6.375	03-01-32	15,000	15,218
Range Resources Corp. (C)	4.750	02-15-30	8,000	7,636
Range Resources Corp.	8.250	01-15-29	5,000	5,148
Raven Acquisition Holdings LLC (C)	6.875	11-15-31	20,000	19,775
Regeneron Pharmaceuticals, Inc.	2.800	09-15-50	125,000	76,308
Reworld Holding Corp. (C)	4.875	12-01-29	74,000	69,733
Rocket Software, Inc. (C)	6.500	02-15-29	25,000	24,061
Rocket Software, Inc. (C)	9.000	11-28-28	15,000	15,538
15	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
S&S Holdings LLC (C)	8.375	10-01-31	25,000	$24,920
Sasol Financing USA LLC	5.500	03-18-31	200,000	170,602
SBL Holdings, Inc. (C)	7.200	10-30-34	49,000	48,535
Scripps Escrow II, Inc. (C)	3.875	01-15-29	20,000	14,153
Scripps Escrow, Inc. (C)	5.875	07-15-27	45,000	36,443
Sempra	3.800	02-01-38	90,000	74,446
Sempra	4.000	02-01-48	105,000	79,376
SM Energy Company (C)	6.750	08-01-29	23,000	23,039
Staples, Inc. (C)	10.750	09-01-29	28,000	26,740
Star Parent, Inc. (C)	9.000	10-01-30	25,000	26,168
Sunoco LP (C)	7.000	05-01-29	15,000	15,544
Talos Production, Inc. (C)	9.375	02-01-31	120,000	123,481
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (F)	3.700	03-20-26	36,000	35,203
The Dow Chemical Company (B)	5.950	03-15-55	155,000	153,549
The Estee Lauder Companies, Inc.	4.150	03-15-47	95,000	76,794
The Estee Lauder Companies, Inc.	4.375	06-15-45	90,000	75,294
The Goldman Sachs Group, Inc. (3.650% to 8-10-26, then 5 Year CMT + 2.915%) (F)	3.650	08-10-26	33,000	31,917
The Goldman Sachs Group, Inc. (3.800% to 5-10-26, then 5 Year CMT + 2.969%) (F)	3.800	05-10-26	33,000	32,289
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (F)	7.500	02-10-29	24,000	25,429
Transocean, Inc. (C)	8.500	05-15-31	15,000	14,812
Transocean, Inc. (C)	8.750	02-15-30	168,000	175,364
Tronox, Inc. (C)	4.625	03-15-29	125,000	111,861
United Wholesale Mortgage LLC (C)	5.500	04-15-29	35,000	33,960
UnitedHealth Group, Inc.	3.250	05-15-51	110,000	75,156
UnitedHealth Group, Inc.	5.875	02-15-53	75,000	77,453
UWM Holdings LLC (C)	6.625	02-01-30	15,000	15,126
Viking Cruises, Ltd. (C)	7.000	02-15-29	25,000	25,267
Viking Cruises, Ltd. (C)	9.125	07-15-31	25,000	27,132
Viper Energy, Inc. (C)	5.375	11-01-27	290,000	287,980
Vital Energy, Inc. (C)(H)	7.875	04-15-32	145,000	139,797
Vital Energy, Inc.	9.750	10-15-30	30,000	31,479
WarnerMedia Holdings, Inc.	5.141	03-15-52	34,000	26,243
Wayfair LLC (C)	7.250	10-31-29	10,000	10,156
Wells Fargo & Company (3.900% to 3-15-26, then 5 Year CMT + 3.453%) (F)	3.900	03-15-26	33,000	32,362
Windsor Holdings III LLC (C)	8.500	06-15-30	25,000	26,439
Wolverine World Wide, Inc. (C)	4.000	08-15-29	130,000	112,234
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	16

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
WW International, Inc. (C)	4.500	04-15-29		180,000	$41,668

XPLR Infrastructure Operating Partners LP (C)(H)	7.250	01-15-29		115,000	114,232
Convertible bonds 7.2%					$8,995,449
(Cost $9,290,016)
Canada 0.0%					49,594
Advantage Energy, Ltd. (C)	5.000	06-30-29	CAD	70,000	49,594
Cayman Islands 0.0%					38,991
Seagate HDD Cayman	3.500	06-01-28		29,000	38,991
China 0.2%					229,496
Alibaba Group Holding, Ltd. (C)	0.500	06-01-31		71,000	102,347
H World Group, Ltd.	3.000	05-01-26		30,000	33,465
JD.com, Inc. (C)	0.250	06-01-29		50,000	58,575
ZTO Express Cayman, Inc.	1.500	09-01-27		35,000	35,109
France 0.4%					543,788
Accor SA	0.700	12-07-27	EUR	70,000	41,191
Safran SA, Zero Coupon	0.000	04-01-28	EUR	15,000	39,182
Schneider Electric SE	1.625	06-28-31	EUR	100,000	111,806
Ubisoft Entertainment SA	2.875	12-05-31	EUR	400,000	351,609
Italy 0.4%					534,593
Eni SpA	2.950	09-14-30	EUR	500,000	534,593
Japan 0.3%					346,809
ANA Holdings, Inc., Zero Coupon	0.000	12-10-31	JPY	10,000,000	72,375
Daifuku Company, Ltd., Zero Coupon	0.000	09-13-30	JPY	10,000,000	86,106
Nxera Pharma Company, Ltd.	0.250	12-14-28	JPY	30,000,000	188,328
Luxembourg 0.1%					61,663
Arrival SA (C)(G)	3.500	12-01-26		170,000	17
Mitsubishi UFJ Investor Services & Banking Luxembourg SA (3 month EURIBOR + 4.500%) (I)	7.021	12-15-50	EUR	100,000	61,646
Singapore 0.1%					87,989
Sea, Ltd.	0.250	09-15-26		47,000	43,569
Trip.com Group, Ltd. (C)	0.750	06-15-29		40,000	44,420
Switzerland 0.3%					373,247
STMicroelectronics NV (D)	2.849	08-04-27		400,000	373,247
United Kingdom 0.2%					208,861
Immunocore Holdings PLC	2.500	02-01-30		249,000	208,861
United States 5.2%					6,520,418
3D Systems Corp. (D)	5.613	11-15-26		21,000	19,101
17	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Affirm Holdings, Inc. (C)	0.750	12-15-29	10,000	$10,116
Affirm Holdings, Inc. (D)	4.469	11-15-26	52,000	48,199
Airbnb, Inc. (D)	4.562	03-15-26	85,000	81,090
Akamai Technologies, Inc.	1.125	02-15-29	50,000	46,975
Alarm.com Holdings, Inc. (D)	5.485	01-15-26	30,000	28,605
Alnylam Pharmaceuticals, Inc.	1.000	09-15-27	130,000	142,675
Axon Enterprise, Inc.	0.500	12-15-27	6,000	14,088
Bandwidth, Inc.	0.250	03-01-26	35,000	32,113
Bentley Systems, Inc.	0.125	01-15-26	85,000	82,833
Beyond Meat, Inc., Zero Coupon	0.000	03-15-27	125,000	21,250
BILL Holdings, Inc. (C)(D)	3.282	04-01-30	105,000	88,883
BioMarin Pharmaceutical, Inc.	1.250	05-15-27	55,000	51,590
Block, Inc.	0.250	11-01-27	152,000	133,000
Booking Holdings, Inc.	0.750	05-01-25	4,000	10,681
Cable One, Inc.	1.125	03-15-28	25,000	20,390
Cardlytics, Inc.	1.000	09-15-25	55,000	51,219
Carnival Corp.	5.750	12-01-27	18,000	35,028
Cytokinetics, Inc.	3.500	07-01-27	205,000	244,565
Datadog, Inc. (C)(D)	2.184	12-01-29	100,000	90,100
Dayforce, Inc.	0.250	03-15-26	75,000	71,363
DexCom, Inc.	0.375	05-15-28	260,000	241,280
Digital Realty Trust LP (C)	1.875	11-15-29	42,000	42,420
DraftKings Holdings, Inc. (D)	3.886	03-15-28	74,000	65,786
Dropbox, Inc. (D)	0.868	03-01-28	34,000	33,116
EchoStar Corp. (0.000% Cash and 3.875% PIK)	3.875	11-30-30	35,226	43,834
Enphase Energy, Inc. (D)	5.744	03-01-28	290,000	244,615
Etsy, Inc.	0.125	09-01-27	290,000	253,750
Evolent Health, Inc.	3.500	12-01-29	290,000	237,626
Exact Sciences Corp.	0.375	03-15-27	66,000	60,819
Exact Sciences Corp. (C)	1.750	04-15-31	215,000	189,738
Five9, Inc. (C)	1.000	03-15-29	200,000	177,500
Fluor Corp.	1.125	08-15-29	70,000	76,349
Global Payments, Inc. (C)	1.500	03-01-31	70,000	66,675
Granite Construction, Inc. (C)	3.250	06-15-30	13,000	16,351
Guidewire Software, Inc. (C)	1.250	11-01-29	43,000	45,752
Haemonetics Corp. (C)	2.500	06-01-29	35,000	33,320
HAT Holdings I LLC (C)	3.750	08-15-28	25,000	30,200
Health Catalyst, Inc.	2.500	04-15-25	5,000	4,944
Integer Holdings Corp.	2.125	02-15-28	25,000	37,638
Ionis Pharmaceuticals, Inc.	1.750	06-15-28	185,000	183,034
JBT Marel Corp.	0.250	05-15-26	36,000	37,015
Lumentum Holdings, Inc.	0.500	06-15-28	75,000	70,013
Lumentum Holdings, Inc.	1.500	12-15-29	30,000	37,485
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	18

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Merit Medical Systems, Inc. (C)	3.000	02-01-29	12,000	$15,876
Meritage Homes Corp. (C)	1.750	05-15-28	43,000	41,796
Microchip Technology, Inc. (C)	0.750	06-01-30	50,000	47,250
MP Materials Corp. (C)	0.250	04-01-26	175,000	169,225
NCL Corp., Ltd.	2.500	02-15-27	68,000	70,105
Northern Oil & Gas, Inc.	3.625	04-15-29	30,000	32,355
Nutanix, Inc. (C)	0.500	12-15-29	45,000	50,259
ON Semiconductor Corp.	0.500	03-01-29	135,000	119,219
PAR Technology Corp.	1.500	10-15-27	15,000	16,988
Parsons Corp. (C)	2.625	03-01-29	61,000	59,872
Pebblebrook Hotel Trust	1.750	12-15-26	92,000	86,563
PG&E Corp.	4.250	12-01-27	100,000	103,935
Rapid7, Inc.	0.250	03-15-27	40,000	36,600
Redfin Corp.	0.500	04-01-27	23,000	18,285
Repay Holdings Corp. (C)	2.875	07-15-29	60,000	55,530
Rexford Industrial Realty LP (C)	4.125	03-15-29	305,000	303,170
Rivian Automotive, Inc.	3.625	10-15-30	80,000	67,952
Shake Shack, Inc. (D)	1.435	03-01-28	15,000	14,363
Shift4 Payments, Inc.	0.500	08-01-27	85,000	90,993
Snap, Inc.	0.125	03-01-28	555,000	468,143
Snowflake, Inc., Zero Coupon (C)	0.000	10-01-29	70,000	91,945
Southwest Airlines Company	1.250	05-01-25	50,000	49,700
Spotify USA, Inc., Zero Coupon	0.000	03-15-26	32,000	40,381
Stem, Inc. (C)	0.500	12-01-28	95,000	23,513
Sunnova Energy International, Inc.	0.250	12-01-26	305,000	149,450
Sunnova Energy International, Inc.	2.625	02-15-28	40,000	9,480
Synaptics, Inc. (C)	0.750	12-01-31	25,000	23,975
Teladoc Health, Inc. (H)	1.250	06-01-27	314,000	286,148
The Greenbrier Companies, Inc.	2.875	04-15-28	80,000	92,560
Uber Technologies, Inc.	0.875	12-01-28	112,000	138,880
Uber Technologies, Inc., Zero Coupon	0.000	12-15-25	13,000	14,086
Unity Software, Inc. (D)	4.854	11-15-26	22,000	20,262
Unity Software, Inc., Zero Coupon (C)	0.000	03-15-30	46,000	47,035
Vishay Intertechnology, Inc.	2.250	09-15-30	60,000	54,420

Welltower OP LLC (C)	2.750	05-15-28	35,000	56,980
Term loans (J) 2.2%				$2,721,286
(Cost $2,805,180)
United States 2.2%				2,721,286
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (K)	TBD	12-21-28	58,187	58,073
Aretec Group, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	7.824	08-09-30	98,754	98,528
19	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%)	7.688	12-23-26	72,086	$72,004
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%)	9.688	01-31-28	130,000	126,974
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.000%)	7.324	02-15-29	41,141	41,023
Berlin Packaging LLC, 2024 Term Loan B7 (1 and 3 month CME Term SOFR + 3.500%)	7.811	06-07-31	145,884	145,794
Caesars Entertainment, Inc., Term Loan B (3 month CME Term SOFR + 2.250%)	6.563	02-06-30	86,363	86,319
Cinemark USA, Inc., 2024 Term Loan B (1 and 3 month CME Term SOFR + 2.750%)	7.075	05-24-30	122,823	123,560
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	7.074	01-28-32	100,000	99,750
Crocs, Inc., 2024 Term Loan (3 month CME Term SOFR + 2.250%)	6.579	02-19-29	50,000	50,182
EMRLD Borrower LP, Term Loan B (6 month CME Term SOFR + 2.500%)	6.933	05-31-30	61,809	61,596
First Brands Group LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.552	03-30-27	99,765	95,500
Flynn Restaurant Group LP, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.750%)	8.074	01-28-32	100,000	99,083
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.574	01-16-32	100,000	100,188
Hanesbrands, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%)	8.074	03-08-30	45,650	45,764
Hightower Holding LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.500%)	7.791	04-21-28	145,146	144,783
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.787	06-20-30	142,043	142,133
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	12-15-27	118,593	118,460
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	6.574	10-23-28	100,876	100,984
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	20

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Quikrete Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.250%)	6.814	04-14-31	194,023	$193,727
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.000%)	7.313	07-31-31	125,083	125,116
The Dun & Bradstreet Corp., 2024 Term Loan (1 month CME Term SOFR + 2.250%)	6.574	01-18-29	139,731	139,491
TIH Insurance Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	7.079	05-06-31	45,968	45,876
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.829	02-28-31	165,189	165,201
UFC Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.250%)	6.580	11-21-31	100,000	99,994
Windsor Holdings III LLC, 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.500%)	7.822	08-01-30	113,568	113,142

WW International, Inc., 2021 Term Loan B (3 month CME Term SOFR + 3.500%)	8.052	04-13-28	111,605	28,041
Collateralized mortgage obligations 4.4%				$5,592,512
(Cost $5,522,206)
Commercial and residential 1.9%				2,401,943
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (C)(L)	3.809	04-25-65	50,000	45,858
BAHA Trust
Series 2024-MAR, Class B (C)(L)	7.069	12-10-41	100,000	104,972
BANK
Series 2020-BN25, Class AS	2.841	01-15-63	40,000	35,856
Series 2021-BN31, Class C (L)	2.545	02-15-54	30,000	23,868
Series 2022-BNK42, Class AS (L)	4.723	06-15-55	40,000	38,218
BBCMS Mortgage Trust
Series 2023-C20, Class AS (L)	5.973	07-15-56	10,000	10,495
Series 2024-5C25, Class C (L)	6.643	03-15-57	15,000	15,559
Series 2024-5C27, Class C (L)	6.700	07-15-57	15,000	15,644
Series 2024-C26, Class C (L)	6.000	05-15-57	70,000	71,094
Series 2025-C32, Class C	6.125	02-15-62	50,000	51,972
Benchmark Mortgage Trust
Series 2020-B16, Class AM (L)	2.944	02-15-53	40,000	36,171
Series 2024-V6, Class C	6.669	03-15-57	15,000	15,589
BFLD Commercial Mortgage Trust
Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%) (C)(I)	6.154	11-15-41	40,000	40,050
21	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BMO Mortgage Trust
Series 2024-C10, Class C (L)	5.979	11-15-57	12,000	$12,217
BPR Trust
Series 2024-PMDW, Class C (C)(L)	5.850	11-05-41	10,000	10,059
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (C)(L)	3.181	05-25-60	129,000	126,096
Series 2021-NQM1, Class M1 (C)(L)	2.316	02-25-49	100,000	80,612
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (C)(I)	5.926	01-15-34	7,000	6,974
Series 2023-DELC, Class A (1 month CME Term SOFR + 2.690%) (C)(I)	7.002	05-15-38	50,000	50,313
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%) (C)(I)	6.852	04-15-26	100,000	100,344
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B	3.804	11-10-49	55,000	51,664
CIM Trust
Series 2021-R4, Class A1 (C)(L)	2.000	05-01-61	50,779	45,265
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B (L)	3.920	02-10-47	17,964	17,449
Series 2014-CR15, Class C (L)	3.970	02-10-47	25,000	23,658
Series 2014-CR19, Class D (C)(L)	4.511	08-10-47	38,268	36,469
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (C)(L)	4.112	05-25-65	100,000	97,821
FS Commercial Mortgage Trust
Series 2023-4SZN, Class A (C)	7.066	11-10-39	100,000	103,138
GS Mortgage Securities Trust
Series 2024-70P, Class A (C)(L)	5.487	03-10-41	100,000	101,012
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A1 (5.390% to 7-1-26, then 6.390% thereafter) (C)	5.390	08-25-67	99,106	99,059
New Residential Mortgage Loan Trust
Series 2024-NQM3, Class A2 (C)	5.820	11-25-64	96,025	96,429
OBX Trust
Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter) (C)	4.310	05-25-62	75,254	74,378
PRPM LLC
Series 2022-4, Class A1 (5.000% to 8-25-25, then 9.000% thereafter) (C)	5.000	08-25-27	77,523	77,281
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	22

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-5, Class A1 (5.689% to 9-25-27, then 8.689% to 9-25-28, then 9.689% thereafter) (C)	5.689	09-25-29	93,571	$93,610
Verus Securitization Trust
Series 2020-5, Class M1 (C)(L)	2.601	05-25-65	200,000	187,447
Series 2021-5, Class A1 (C)(L)	1.013	09-25-66	57,532	48,864
Series 2022-7, Class M1 (C)(L)	5.317	07-25-67	110,000	107,287
Series 2024-5, Class A1 (6.192% to 6-1-28, then 7.192% thereafter) (C)	6.192	06-25-69	89,714	90,665
Series 2025-1, Class A3 (5.976% to 1-1-29, then 6.976% thereafter) (C)	5.976	01-25-70	99,419	99,810
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	54,054
Wells Fargo Mortgage Backed Securities Trust
Series 2019-3, Class A1 (C)(L)	3.500	07-25-49	5,095	4,622
U.S. Government Agency 2.5%				3,190,569
Federal Home Loan Mortgage Corp.
Series 2015-HQ2, Class B (30 day Average SOFR + 8.064%) (I)	12.416	05-25-25	234,790	238,310
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (C)(I)	5.852	10-25-41	177,173	178,387
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%) (C)(I)	6.452	09-25-41	180,000	181,910
Series 2021-P011, Class X1 IO	1.766	09-25-45	89,437	10,025
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%) (C)(I)	7.752	01-25-42	150,000	155,053
Series 2022-DNA6, Class M2 (30 day Average SOFR + 5.750%) (C)(I)	10.102	09-25-42	120,000	132,450
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%) (C)(I)	9.602	03-25-42	540,000	581,111
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%) (C)(I)	9.853	03-25-43	25,000	27,637
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%) (C)(I)	11.953	04-25-43	15,000	17,217
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%) (C)(I)	6.302	02-25-44	100,000	101,124
23	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2024-DNA3, Class M2 (30 day Average SOFR + 1.450%) (C)(I)	5.802	10-25-44	60,000	$60,169
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%) (C)(I)	6.803	10-25-44	19,986	20,218
Series 2025-DNA1, Class M2 (30 day Average SOFR + 1.350%) (C)(I)	5.702	01-25-45	30,000	29,992
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%) (C)(I)	5.988	02-25-45	25,000	25,000
Series 2025-MN10, Class M1 (30 day Average SOFR + 2.050%) (C)(I)	6.374	02-25-45	87,000	87,076
Series 405, Class C17 IO	2.500	08-25-52	89,922	13,860
Series 4975, Class EI IO	4.500	05-25-50	94,453	18,613
Series K103, Class X1 IO	0.636	11-25-29	221,765	5,685
Series K105, Class X1 IO	1.519	01-25-30	168,116	10,183
Series K737, Class X1 IO	0.614	10-25-26	99,181	861
Series K740, Class X1 IO	0.734	09-25-27	97,298	1,550
Series Q014, Class X IO	2.777	10-25-55	90,213	13,518
Federal National Mortgage Association
Series 2016-C03, Class 1B (30 day Average SOFR + 11.864%) (I)	16.216	10-25-28	24,734	27,479
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%) (I)	14.716	01-25-29	24,605	27,183
Series 2016-C06, Class 1B (30 day Average SOFR + 9.364%) (I)	13.716	04-25-29	49,286	54,785
Series 2021-R03, Class 1B2 (30 day Average SOFR + 5.500%) (C)(I)	9.852	12-25-41	75,000	78,678
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (C)(I)	8.852	01-25-42	150,000	157,970
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%) (C)(I)	10.602	03-25-42	67,000	73,518
Series 2022-R03, Class 1M2 (30 day Average SOFR + 3.500%) (C)(I)	7.852	03-25-42	49,000	51,309
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%) (C)(I)	9.602	03-25-42	115,000	123,697
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%) (C)(I)	8.852	04-25-42	100,000	105,938
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	24

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-R09, Class 2M2 (30 day Average SOFR + 4.750%) (C)(I)	9.103	09-25-42	60,000	$65,087
Series 2023-2, Class CI IO	2.000	10-25-50	87,197	10,901
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%) (C)(I)	9.453	12-25-42	15,000	16,302
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%) (C)(I)	7.702	01-25-43	25,000	26,462
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (C)(I)	8.252	04-25-43	20,000	21,423
Series 2023-R04, Class 1M2 (30 day Average SOFR + 3.550%) (C)(I)	7.903	05-25-43	25,000	26,633
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%) (C)(I)	7.453	06-25-43	24,000	25,275
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (C)(I)	8.252	07-25-43	15,000	15,970
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%) (C)(I)	7.052	07-25-43	100,000	103,531
Series 2023-R07, Class 2M2 (30 day Average SOFR + 3.250%) (C)(I)	7.603	09-25-43	75,000	78,933
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%) (C)(I)	7.902	10-25-43	25,000	26,405
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%) (C)(I)	6.852	02-25-44	45,000	46,141
Series 2024-R04, Class 1M2 (30 day Average SOFR + 1.650%) (C)(I)	6.002	05-25-44	25,000	25,163
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%) (C)(I)	6.352	07-25-44	25,000	25,249
Series 2025-R01, Class 1B1 (30 day Average SOFR + 1.700%) (C)(I)	6.053	01-25-45	55,000	55,002

Series 441, Class C5 IO	2.000	04-25-52	95,827	11,586
Asset-backed securities 4.7%				$5,926,019
(Cost $5,874,428)
Asset-backed securities 4.7%				5,926,019
AASET Trust
Series 2021-2A, Class A (C)	2.798	01-15-47	173,676	160,533
Affirm Master Trust
25	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2025-1A, Class A (C)	4.990	02-15-33	100,000	$100,323
AREIT, Ltd.
Series 2025-CRE10, Class B (1 month CME Term SOFR + 1.842%) (C)(I)	6.154	01-17-30	100,000	99,751
Bain Capital Credit CLO, Ltd.
Series 2020-5A, Class DR (3 month CME Term SOFR + 3.600%) (C)(I)	7.893	04-20-34	250,000	251,228
Series 2022-2A, Class D1 (3 month CME Term SOFR + 3.650%) (C)(I)	7.940	04-22-35	250,000	250,919
Carvana Auto Receivables Trust
Series 2024-N1, Class C (C)	5.800	05-10-30	60,000	61,240
CIM Trust
Series 2021-NR2, Class A1 (5.568% to 3-1-25, then 6.568% thereafter) (C)	5.568	07-25-59	28,502	28,433
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	60,000	60,522
DataBank Issuer
Series 2021-1A, Class B (C)	2.650	02-27-51	40,000	38,599
Series 2021-2A, Class A2 (C)	2.400	10-25-51	45,000	43,005
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (C)	3.668	10-25-49	48,000	45,546
Exeter Automobile Receivables Trust
Series 2023-4A, Class C	6.510	08-15-28	35,000	35,598
Series 2024-3A, Class D	5.980	09-16-30	35,000	35,969
First Investors Auto Owner Trust
Series 2021-2A, Class D (C)	1.660	12-15-27	190,000	185,229
Series 2022-1A, Class D (C)	3.790	06-15-28	55,000	54,063
Flatiron CLO 20, Ltd.
Series 2020-1A, Class BR (3 month CME Term SOFR + 1.920%) (C)(I)	6.242	05-20-36	150,000	150,230
Series 2020-1A, Class CR (3 month CME Term SOFR + 2.350%) (C)(I)	6.672	05-20-36	150,000	150,612
FS Rialto
Series 2021-FL3, Class A (1 month CME Term SOFR + 1.364%) (C)(I)	5.676	11-16-36	67,232	67,137
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class C (C)	6.380	12-15-28	21,000	21,184
Series 2023-3A, Class D (C)	6.440	05-15-29	20,000	20,500
Goldentree Loan Management US CLO, Ltd.
Series 2017-1A, Class CR3 (3 month CME Term SOFR + 1.600%) (C)(I)	5.903	04-20-34	250,000	249,952
Golub Capital Partners Static, Ltd.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	26

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2024-1A, Class C (3 month CME Term SOFR + 2.300%) (C)(I)	6.593	04-20-33	250,000	$250,149
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%) (C)(I)	6.078	07-15-39	100,000	99,312
Hertz Vehicle Financing LLC
Series 2021-2A, Class B (C)	2.120	12-27-27	100,000	94,989
Series 2022-2A, Class C (C)	2.950	06-26-28	100,000	94,346
Hilton Grand Vacations Trust
Series 2024-3A, Class B (C)	5.270	08-27-40	91,539	92,094
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A (C)	4.458	12-15-38	136,668	133,400
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A (C)	3.425	11-15-39	155,461	149,056
MF1, Ltd.
Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) (C)(I)	6.062	02-19-37	100,000	98,364
OCP CLO, Ltd.
Series 2015-9A, Class D1R3 (3 month CME Term SOFR + 2.500%) (C)(I)	6.818	01-15-37	250,000	250,022
Series 2023-26A, Class D1R (3 month CME Term SOFR + 2.450%) (C)(I)	6.760	04-17-37	250,000	250,000
OneMain Direct Auto Receivables Trust
Series 2025-1A, Class D (C)	6.100	07-14-37	100,000	103,956
Palmer Square Loan Funding, Ltd.
Series 2025-1A, Class C (3 month CME Term SOFR + 2.250%) (C)(I)	6.567	02-15-33	250,000	250,000
PRET LLC
Series 2021-RN4, Class A1 (C)(L)	5.487	10-25-51	56,196	56,209
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter) (C)	3.598	02-25-61	102,731	101,265
Progress Residential Trust
Series 2021-SFR2, Class E1 (C)	2.547	04-19-38	100,000	98,382
Series 2021-SFR3, Class D (C)	2.288	05-17-26	100,000	97,413
Series 2021-SFR9, Class F (C)	4.053	11-17-40	100,000	95,457
Series 2022-SFR4, Class C (C)	4.888	05-17-41	100,000	99,254
Series 2022-SFR5, Class D (C)	5.734	06-17-39	100,000	100,418
Series 2024-SFR3, Class E1 (C)	4.000	06-17-41	100,000	92,767
SoFi Consumer Loan Program Trust
Series 2025-1, Class A (C)	4.800	02-27-34	100,000	100,081
27	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Start II, Ltd.
Series 2019-1, Class A (C)	4.089	03-15-44	95,918	$94,959
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	54,863	56,085
Series 2024-1A, Class A2II (C)	6.268	07-30-54	79,800	82,575
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	30,000	30,547
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (C)	2.730	11-17-39	100,000	93,005
Tricon Residential Trust
Series 2023-SFR2, Class D (C)	5.000	12-17-40	100,000	98,759
TRTX Issuer, Ltd.
Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%) (C)(I)	6.876	10-15-34	100,000	100,019
VCAT LLC
Series 2025-NPL2, Class A1 add (5.977% to 1-25-28, then 8.977% to 1-25-29, then 9.977% thereafter) (C)	5.977	01-25-55	147,622	149,173
Venture XIII CLO, Ltd.
Series 2013-13A, Class DR (3 month CME Term SOFR + 3.562%) (C)(I)	7.988	09-10-29	175,000	175,756
VOLT CI LLC
Series 2021-NP10, Class A1 (4.992% to 4-25-25, then 5.992% thereafter) (C)	4.992	05-25-51	23,915	23,916
VOLT XCIX LLC
Series 2021-NPL8, Class A1 (5.116% to 3-25-25, then 6.116% thereafter) (C)	5.116	04-25-51	18,143	18,161
VOLT XCV LLC
Series 2021-NPL4, Class A1 (C)	6.240	03-27-51	31,621	31,639
Willis Engine Structured Trust IV
Series 2018-A, Class A (C)	4.750	09-15-43	155,269	153,918

	Shares	Value
Common stocks 0.0%		$8,695
(Cost $20,742)
United States 0.0%		8,695
Paragon Offshore PLC, Litigation Trust A (E)(M)	2,695	270
Paragon Offshore PLC, Litigation Trust B (E)(M)	1,348	8,425

Southcross Holdings GP, Class A (E)(M)	246	0
Preferred securities 1.3%		$1,664,673
(Cost $1,560,923)
Bermuda 0.0%		41,428
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	1,969	41,428
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	28

	Shares	Value
United States 1.3%		$1,623,245
AGNC Investment Corp., 6.125% (6.125% to 4-15-25, then 3 month CME Term SOFR + 4.959%)	10,000	252,400
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	251,600
Albemarle Corp., 7.250%	3,350	125,960
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	2,298	57,496
Apollo Global Management, Inc., 6.750%	94	7,404
Ares Management Corp., 6.750%	1,029	54,990
AT&T, Inc., 5.000%	1,480	31,702
Bank of America Corp., 7.250%	40	49,560
Capital One Financial Corp., 4.800%	3,425	66,548
Corebridge Financial, Inc., 6.375%	2,525	63,024
JPMorgan Chase & Co., 4.200%	3,450	66,585
MetLife, Inc., 4.750%	1,600	33,264
Morgan Stanley, 4.250%	1,725	32,827
Morgan Stanley, 6.625%	2,400	62,592
Prudential Financial, Inc., 4.125%	797	14,816
Public Storage, 4.750%	1,625	33,085
State Street Corp., 5.350%	966	23,087
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	2,418	61,901
The Boeing Company, 6.000%	1,024	61,317
The Southern Company, 6.500%	3,625	93,743
U.S. Cellular Corp., 5.500%	1,807	39,880
U.S. Cellular Corp., 5.500%	2,314	51,139
U.S. Cellular Corp., 6.250%	804	19,175
Wells Fargo & Company, 7.500%	57	69,150

	Par value^	Value
Escrow certificates 0.0%		$46
(Cost $491,686)
Alta Mesa Holdings LP (E)(M)	460,000	46
Texas Competitive Electric Holdings Company LLC (E)(M)	10,820,544	0

	Yield (%)	Shares	Value
Short-term investments 13.8%			$17,381,103
(Cost $17,381,069)
Short-term funds 13.8%			17,381,103
John Hancock Collateral Trust (N)	4.3522(O)	49,541	495,594
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2915(O)	16,885,509	16,885,509

29	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $168,862,115) 130.3%	$164,188,224
Other assets and liabilities, net (30.3%)	(38,163,520)
Total net assets 100.0%	$126,024,704

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (14.0)%				$(17,646,651)
(Proceeds received $17,346,483)
U.S. Government Agency (14.0)%				(17,646,651)
Federal National Mortgage Association
15 Yr Pass Thru (B)	2.000	TBA	(275,000)	(248,252)
15 Yr Pass Thru (B)	2.500	TBA	(225,000)	(208,222)
15 Yr Pass Thru (B)	5.000	TBA	(700,000)	(703,719)
30 Yr Pass Thru (B)	2.000	TBA	(792,000)	(633,414)
30 Yr Pass Thru (B)	2.000	TBA	(792,000)	(633,229)
30 Yr Pass Thru (B)	2.500	TBA	(840,000)	(702,253)
30 Yr Pass Thru (B)	3.000	TBA	(775,000)	(675,491)
30 Yr Pass Thru (B)	3.500	TBA	(1,225,000)	(1,111,257)
30 Yr Pass Thru (B)	3.500	TBA	(2,250,000)	(2,040,469)
30 Yr Pass Thru (B)	3.500	TBA	(200,000)	(181,359)
30 Yr Pass Thru (B)	4.000	TBA	(10,000)	(9,375)
30 Yr Pass Thru (B)	4.000	TBA	(453,000)	(424,935)
30 Yr Pass Thru (B)	4.000	TBA	(40,000)	(37,506)
30 Yr Pass Thru (B)	4.500	TBA	(1,147,000)	(1,105,601)
30 Yr Pass Thru (B)	4.500	TBA	(570,000)	(549,093)
30 Yr Pass Thru (B)	6.500	TBA	(2,085,000)	(2,145,514)
30 Yr Pass Thru (B)	6.500	TBA	(2,485,000)	(2,564,986)
30 Yr Pass Thru (B)	6.500	TBA	(2,085,000)	(2,147,712)
Government National Mortgage Association
30 Yr Pass Thru (B)	4.000	TBA	(1,000,000)	(942,641)
30 Yr Pass Thru (B)	5.500	TBA	(580,000)	(581,623)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	30

INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $24,501,422 or 19.4% of the fund’s net assets as of 2-28-25.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing - Issuer is in default.
(H)	All or a portion of this security is on loan as of 2-28-25.
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(K)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(M)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
31	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

(O)	The rate shown is the annualized seven-day yield as of 2-28-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	32

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	71	Long	Mar 2025	$5,025,739	$5,001,419	$(24,320)
10-Year Japan Government Bond Futures	1	Long	Mar 2025	921,980	928,488	6,508
10-Year U.S. Treasury Note Futures	65	Long	Jun 2025	7,141,794	7,221,094	79,300
5-Year U.S. Treasury Note Futures	50	Long	Jun 2025	5,348,953	5,396,875	47,922
German Euro BOBL Futures	3	Long	Mar 2025	364,071	366,911	2,840
Ultra 10-Year U.S. Treasury Note Futures	4	Long	Jun 2025	450,774	457,000	6,226
Ultra U.S. Treasury Bond Futures	32	Long	Jun 2025	3,879,817	3,971,997	92,180
10-Year Canada Government Bond Futures	53	Short	Jun 2025	(4,513,668)	(4,570,804)	(57,136)
2-Year U.S. Treasury Note Futures	76	Short	Jun 2025	(15,700,029)	(15,729,625)	(29,596)
Euro SCHATZ Futures	61	Short	Mar 2025	(6,787,265)	(6,766,353)	20,912
Euro-BTP Italian Government Bond Futures	26	Short	Mar 2025	(3,249,205)	(3,252,444)	(3,239)
Euro-Buxl Futures	5	Short	Mar 2025	(667,696)	(673,240)	(5,544)
German Euro BUND Futures	2	Short	Mar 2025	(275,124)	(276,329)	(1,205)
U.S. Treasury Long Bond Futures	24	Short	Jun 2025	(2,801,952)	(2,834,250)	(32,298)
						$102,550
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	25,000	USD	15,708	CITI	3/19/2025	—	$(193)
AUD	25,000	USD	15,734	JPM	3/19/2025	—	(219)
AUD	25,000	USD	15,915	DB	3/31/2025	—	(400)
BRL	21,418,000	USD	3,638,508	BARC	3/6/2025	—	(724)
BRL	290,000	USD	47,504	BOA	3/6/2025	$1,752	—
BRL	900,000	USD	154,714	CITI	3/6/2025	—	(1,852)
BRL	29,408,000	USD	5,073,449	GSI	3/6/2025	—	(78,587)
BRL	290,000	USD	48,639	HSBC	3/6/2025	617	—
BRL	265,000	USD	45,308	JPM	3/6/2025	—	(299)
BRL	555,000	USD	91,084	MSI	3/6/2025	3,182	—
BRL	7,229,000	USD	1,249,449	GSI	4/2/2025	—	(29,130)
BRL	1,795,000	USD	306,324	GSI	6/3/2025	—	(7,118)
BRL	145,000	USD	24,319	SSB	6/3/2025	—	(149)
CAD	120,000	USD	83,756	BARC	3/19/2025	—	(753)
CAD	35,000	USD	24,358	GSI	3/19/2025	—	(149)
CAD	25,000	USD	17,518	MSI	3/19/2025	—	(226)
33	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	10,000	USD	7,047	GSI	3/31/2025	—	$(126)
CHF	10,000	USD	11,183	GSI	3/31/2025	—	(74)
CLP	142,369,000	USD	145,606	BARC	3/19/2025	$2,673	—
CLP	62,434,000	USD	63,157	BOA	3/19/2025	1,870	—
CLP	3,400,000	USD	3,457	CITI	3/19/2025	84	—
CLP	67,200,000	USD	68,940	GSI	3/19/2025	1,050	—
CLP	126,800,000	USD	132,111	MSI	3/19/2025	—	(48)
CLP	41,400,000	USD	41,247	SSB	3/19/2025	1,871	—
CLP	111,300,000	USD	117,455	BOA	3/31/2025	—	(1,559)
CLP	1,084,557,000	USD	1,147,072	HSBC	3/31/2025	—	(17,730)
CNY	733,000	USD	101,212	BOA	3/19/2025	—	(644)
CNY	426,000	USD	58,840	DB	3/19/2025	—	(392)
CNY	719,000	USD	99,346	MSI	3/19/2025	—	(698)
COP	1,371,000,000	USD	324,287	CITI	3/19/2025	5,109	—
COP	57,600,000	USD	13,404	GSI	3/19/2025	434	—
COP	114,400,000	USD	26,107	MSI	3/19/2025	1,379	—
COP	1,131,149,000	USD	269,168	SSB	3/19/2025	2,602	—
COP	17,811,000	USD	4,302	MSI	3/31/2025	—	(30)
COP	3,177,400,000	USD	769,773	SSB	3/31/2025	—	(7,595)
CZK	1,685,000	USD	69,358	BOA	3/19/2025	336	—
CZK	2,500,000	USD	104,314	CITI	3/19/2025	—	(911)
CZK	670,000	USD	27,796	JPM	3/19/2025	—	(84)
CZK	1,857,000	USD	77,734	MSI	3/19/2025	—	(926)
CZK	2,233,000	USD	92,382	SSB	3/19/2025	—	(22)
EGP	580,000	USD	11,328	BOA	3/19/2025	47	—
EGP	2,000,000	USD	37,411	CITI	3/19/2025	1,813	—
EGP	2,660,000	USD	49,920	BOA	6/18/2025	22	—
EGP	682,000	USD	12,200	HSBC	10/27/2025	—	(98)
EGP	1,930,000	USD	32,734	CITI	1/8/2026	489	—
EGP	2,000,000	USD	33,887	HSBC	1/8/2026	541	—
EGP	1,026,000	USD	17,705	CITI	1/26/2026	—	(163)
EGP	1,803,000	USD	31,135	CITI	1/27/2026	—	(320)
EUR	74,000	USD	77,066	BARC	3/19/2025	—	(245)
EUR	79,000	USD	81,598	BOA	3/19/2025	413	—
EUR	212,000	USD	220,312	CITI	3/19/2025	—	(231)
EUR	37,000	USD	39,083	DB	3/19/2025	—	(673)
EUR	17,000	USD	17,743	GSI	3/19/2025	—	(95)
EUR	205,000	USD	214,039	JPM	3/19/2025	—	(1,226)
EUR	181,000	USD	190,077	MSI	3/19/2025	—	(2,178)
EUR	2,470,700	USD	2,594,980	DB	3/31/2025	—	(28,504)
EUR	99,000	USD	103,828	SCB	3/31/2025	—	(991)
GBP	85,000	USD	106,023	CITI	3/19/2025	895	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	34

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	33,000	USD	40,570	JPM	3/19/2025	$939	—
GBP	31,000	USD	38,089	SSB	3/19/2025	905	—
GBP	984,000	USD	1,245,519	JPM	3/31/2025	—	$(7,818)
HKD	130,000	USD	16,732	GSI	3/31/2025	—	(7)
HUF	10,200,000	USD	25,510	CITI	3/19/2025	728	—
HUF	10,626,000	USD	27,073	DB	3/19/2025	261	—
HUF	12,624,000	USD	32,267	HSBC	3/19/2025	206	—
HUF	99,900,000	USD	253,363	MSI	3/19/2025	3,615	—
HUF	20,080,000	USD	51,361	SSB	3/19/2025	291	—
HUF	505,848,000	USD	1,311,471	GSI	3/31/2025	—	(11,072)
IDR	5,085,815,000	USD	316,711	BARC	3/19/2025	—	(9,727)
IDR	1,281,000,000	USD	78,769	BOA	3/19/2025	—	(1,447)
IDR	2,262,000,000	USD	139,451	CITI	3/19/2025	—	(2,914)
IDR	1,595,000,000	USD	97,779	DB	3/19/2025	—	(1,504)
IDR	875,000,000	USD	53,609	MSI	3/19/2025	—	(793)
IDR	25,321,309,000	USD	1,547,795	BOA	3/27/2025	—	(19,515)
INR	1,216,000	USD	14,072	BARC	3/19/2025	—	(184)
INR	9,860,000	USD	112,663	CITI	3/19/2025	—	(52)
INR	39,192,000	USD	451,439	MSI	3/19/2025	—	(3,829)
INR	17,540,000	USD	201,853	SCB	3/19/2025	—	(1,529)
JPY	289,200,000	USD	1,943,121	JPM	3/31/2025	—	(16,045)
KRW	1,698,625,000	USD	1,191,641	BOA	3/31/2025	—	(27,621)
KZT	16,400,000	USD	31,055	BOA	3/19/2025	1,726	—
KZT	14,000,000	USD	26,034	CITI	3/19/2025	1,949	—
KZT	13,600,000	USD	26,745	GSI	3/19/2025	439	—
KZT	23,400,000	USD	44,720	BOA	4/14/2025	1,757	—
KZT	21,000,000	USD	40,579	CITI	6/18/2025	438	—
MXN	1,640,000	USD	80,159	CITI	3/19/2025	—	(543)
MXN	2,066,000	USD	99,488	DB	3/19/2025	808	—
MXN	410,000	USD	20,008	GSI	3/19/2025	—	(104)
MXN	6,461,000	USD	315,588	HSBC	3/19/2025	—	(1,932)
MXN	860,000	USD	41,720	JPM	3/19/2025	29	—
MXN	14,789,000	USD	717,399	MSI	3/19/2025	549	—
MXN	2,170,000	USD	105,698	SSB	3/19/2025	—	(352)
MYR	1,997,000	USD	451,747	HSBC	3/19/2025	—	(3,921)
NGN	56,147,000	USD	31,704	BOA	3/19/2025	5,290	—
NGN	18,032,000	USD	11,463	CITI	3/19/2025	417	—
NGN	1,777,000	USD	1,113	CITI	4/10/2025	46	—
NGN	22,894,000	USD	14,354	GSI	4/10/2025	574	—
NGN	59,724,000	USD	37,211	CITI	8/6/2025	—	(895)
NOK	23,848,000	USD	2,144,353	SSB	3/31/2025	—	(27,005)
NZD	50,000	USD	28,427	JPM	3/19/2025	—	(437)
35	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NZD	499,000	USD	284,160	GSI	3/31/2025	—	$(4,769)
PEN	1,188,000	USD	318,135	CITI	3/19/2025	$4,217	—
PEN	70,000	USD	18,785	SCB	3/19/2025	208	—
PHP	4,340,000	USD	74,416	BOA	3/19/2025	400	—
PHP	3,890,000	USD	67,144	DB	3/19/2025	—	(86)
PHP	2,400,000	USD	41,002	JPM	3/19/2025	371	—
PLN	500,000	USD	122,422	BARC	3/19/2025	1,114	—
PLN	110,000	USD	26,940	CITI	3/19/2025	238	—
PLN	40,000	USD	9,812	DB	3/19/2025	71	—
PLN	2,056,000	USD	504,545	GSI	3/19/2025	3,437	—
PLN	130,000	USD	31,840	JPM	3/19/2025	280	—
PLN	100,000	USD	24,131	MSI	3/19/2025	576	—
RON	833,000	USD	174,302	BARC	3/19/2025	—	(761)
RON	732,000	USD	154,064	MSI	3/19/2025	—	(1,565)
SGD	55,000	USD	40,299	BARC	3/19/2025	428	—
SGD	60,000	USD	44,761	CITI	3/19/2025	—	(332)
SGD	30,000	USD	22,510	MSI	3/19/2025	—	(295)
SGD	10,000	USD	7,482	HSBC	3/28/2025	—	(74)
THB	21,372,000	USD	634,184	BARC	3/19/2025	—	(8,131)
THB	1,540,000	USD	45,424	GSI	3/19/2025	—	(312)
THB	250,000	USD	7,265	JPM	3/19/2025	58	—
TRY	7,111,000	USD	189,940	BARC	3/19/2025	2,311	—
TRY	6,380,000	USD	165,581	CITI	3/19/2025	6,908	—
TRY	460,000	USD	12,364	HSBC	3/19/2025	73	—
TRY	2,163,000	USD	57,676	MSI	3/19/2025	803	—
TRY	6,818,000	USD	181,957	HSBC	3/28/2025	922	—
USD	47,743	AUD	75,000	DB	3/19/2025	1,200	—
USD	12,550	AUD	20,000	JPM	3/19/2025	139	—
USD	18,429	AUD	30,000	SCB	3/19/2025	—	(188)
USD	5,510,546	AUD	8,656,000	DB	3/31/2025	138,389	—
USD	3,624,343	BRL	21,418,000	BARC	3/6/2025	—	(13,441)
USD	47,401	BRL	290,000	BOA	3/6/2025	—	(1,855)
USD	144,542	BRL	900,000	CITI	3/6/2025	—	(8,320)
USD	5,048,951	BRL	29,408,000	GSI	3/6/2025	54,089	—
USD	49,583	BRL	290,000	HSBC	3/6/2025	327	—
USD	43,318	BRL	265,000	JPM	3/6/2025	—	(1,691)
USD	94,586	BRL	555,000	MSI	3/6/2025	321	—
USD	40,972	BRL	235,000	SSB	3/6/2025	1,058	—
USD	3,391,782	BRL	19,624,000	GSI	4/2/2025	79,077	—
USD	6,666	BRL	40,000	GSI	6/3/2025	—	(2)
USD	34,849	CAD	50,000	GSI	3/19/2025	265	—
USD	111,698	CAD	160,000	JPM	3/19/2025	1,030	—
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	36

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	77,743	CAD	110,000	MSI	3/19/2025	$1,658	—
USD	17,355	CAD	25,000	SCB	3/19/2025	63	—
USD	1,286,715	CAD	1,826,000	GSI	3/31/2025	23,027	—
USD	1,253,622	CHF	1,121,000	GSI	3/31/2025	8,262	—
USD	47,061	CLP	45,603,000	GSI	3/19/2025	—	$(435)
USD	41,223	CLP	41,800,000	HSBC	3/19/2025	—	(2,312)
USD	64,816	CLP	64,400,000	MSI	3/19/2025	—	(2,257)
USD	117,210	CLP	113,000,000	SSB	3/19/2025	—	(481)
USD	34,586	CNY	251,000	BARC	3/19/2025	148	—
USD	30,906	CNY	224,000	JPM	3/19/2025	173	—
USD	83,100	CNY	604,000	SCB	3/19/2025	230	—
USD	42,574	CNY	310,000	SSB	3/19/2025	—	(557)
USD	319,688	CNY	2,313,000	SSB	3/31/2025	—	(2,066)
USD	317,844	COP	1,395,800,000	CITI	3/19/2025	—	(17,511)
USD	294,531	COP	1,294,964,000	HSBC	3/19/2025	—	(16,596)
USD	85,639	COP	379,800,000	MSI	3/19/2025	—	(5,611)
USD	32,735	COP	136,800,000	SCB	3/19/2025	—	(133)
USD	3,022,478	COP	12,473,162,000	CITI	3/31/2025	30,483	—
USD	1,644	COP	6,808,000	MSI	3/31/2025	11	—
USD	61,940	CZK	1,489,000	BARC	3/19/2025	353	—
USD	58,784	CZK	1,452,000	HSBC	3/19/2025	—	(1,273)
USD	26,907	CZK	650,000	JPM	3/19/2025	22	—
USD	65,273	CZK	1,570,000	MSI	3/19/2025	336	—
USD	1,225,632	CZK	29,296,000	HSBC	3/31/2025	13,635	—
USD	45,946	CZK	1,100,000	SSB	3/31/2025	438	—
USD	38,190	EGP	2,000,000	HSBC	3/19/2025	—	(1,035)
USD	40,855	EUR	39,000	BARC	3/19/2025	369	—
USD	39,870	EUR	39,000	CITI	3/19/2025	—	(617)
USD	515,771	EUR	496,000	DB	3/19/2025	866	—
USD	104,691	EUR	100,000	HSBC	3/19/2025	880	—
USD	215,080	EUR	206,000	JPM	3/19/2025	1,229	—
USD	266,455	EUR	256,000	MSI	3/19/2025	697	—
USD	152,694	EUR	147,000	SCB	3/19/2025	91	—
USD	60,098	EUR	58,000	SSB	3/19/2025	—	(112)
USD	3,694,961	EUR	3,518,000	DB	3/31/2025	40,587	—
USD	1,602,178	EUR	1,533,000	JPM	3/31/2025	9,752	—
USD	1,600,457	EUR	1,524,000	SSB	3/31/2025	17,379	—
USD	97,500	GBP	77,000	BARC	3/19/2025	645	—
USD	48,923	GBP	40,000	CITI	3/19/2025	—	(1,392)
USD	40,313	GBP	32,000	MSI	3/19/2025	61	—
USD	3,080,887	GBP	2,434,000	JPM	3/31/2025	19,337	—
USD	82,644	HUF	33,000,000	BARC	3/19/2025	—	(2,243)
37	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	45,413	HUF	17,257,000	CITI	3/19/2025	$1,023	—
USD	23,410	HUF	9,200,000	DB	3/19/2025	—	$(256)
USD	76,027	HUF	29,600,000	MSI	3/19/2025	—	(114)
USD	74,474	HUF	29,144,000	SCB	3/19/2025	—	(494)
USD	19,084	IDR	307,000,000	BOA	3/19/2025	553	—
USD	94,355	IDR	1,546,000,000	CITI	3/19/2025	1,037	—
USD	200,415	IDR	3,286,000,000	DB	3/19/2025	2,069	—
USD	54,862	IDR	897,000,000	JPM	3/19/2025	719	—
USD	42,646	IDR	696,000,000	MSI	3/19/2025	635	—
USD	592,152	IDR	9,658,000,000	BOA	3/27/2025	9,239	—
USD	625,770	ILS	2,235,000	BARC	3/31/2025	6,096	—
USD	261,732	INR	22,578,000	CITI	3/19/2025	3,870	—
USD	61,616	INR	5,380,000	DB	3/19/2025	172	—
USD	75,700	INR	6,465,000	GSI	3/19/2025	1,864	—
USD	19,755	INR	1,690,000	JPM	3/19/2025	454	—
USD	61,584	INR	5,360,000	MSI	3/19/2025	368	—
USD	81,360	INR	7,072,000	SCB	3/19/2025	591	—
USD	184,003	INR	16,080,000	SSB	3/19/2025	354	—
USD	534,658	INR	46,415,000	BOA	3/28/2025	4,991	—
USD	855,134	JPY	127,272,000	JPM	3/31/2025	7,061	—
USD	1,358,163	JPY	202,434,000	MSI	3/31/2025	9,250	—
USD	56,748	KRW	82,200,000	CITI	3/19/2025	454	—
USD	49,802	KZT	25,200,000	GSI	3/19/2025	—	(568)
USD	23,245	MXN	490,000	BARC	3/19/2025	—	(542)
USD	283,938	MXN	5,869,000	CITI	3/19/2025	—	(980)
USD	84,492	MXN	1,732,000	GSI	3/19/2025	411	—
USD	669,837	MXN	13,697,000	HSBC	3/19/2025	4,902	—
USD	301,164	MXN	6,274,000	MSI	3/19/2025	—	(3,413)
USD	43,495	MXN	890,000	SCB	3/19/2025	289	—
USD	50,471	MXN	1,031,000	SSB	3/19/2025	420	—
USD	3,368,769	MXN	69,114,000	GSI	3/31/2025	19,423	—
USD	112,283	MXN	2,310,000	MSI	3/31/2025	338	—
USD	171,168	MYR	766,000	HSBC	3/19/2025	—	(606)
USD	322,654	MYR	1,420,000	HSBC	3/28/2025	4,247	—
USD	22,947	NGN	35,224,000	SCB	3/19/2025	—	(261)
USD	4,997,435	NOK	55,578,000	SSB	3/31/2025	62,936	—
USD	13,890	NZD	25,000	BARC	3/19/2025	—	(105)
USD	49,205	NZD	85,000	GSI	3/19/2025	1,623	—
USD	14,180	NZD	25,000	MSI	3/19/2025	185	—
USD	8,688,069	NZD	15,123,000	SCB	3/31/2025	220,670	—
USD	191,016	PEN	715,000	BOA	3/19/2025	—	(2,993)
USD	156,732	PEN	587,000	CITI	3/19/2025	—	(2,546)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	38

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	65,673	PHP	3,840,000	BOA	3/19/2025	—	$(524)
USD	40,616	PHP	2,400,000	CITI	3/19/2025	—	(757)
USD	949,470	PHP	54,980,000	SCB	3/28/2025	$1,906	—
USD	74,254	PLN	300,000	BARC	3/19/2025	132	—
USD	36,995	PLN	150,000	CITI	3/19/2025	—	(66)
USD	27,942	PLN	115,000	GSI	3/19/2025	—	(471)
USD	24,616	PLN	100,000	JPM	3/19/2025	—	(92)
USD	146,871	PLN	590,000	MSI	3/19/2025	1,099	—
USD	1,308,690	PLN	5,205,000	MSI	3/31/2025	23,247	—
USD	127,853	RON	612,000	BARC	3/19/2025	352	—
USD	82,566	RON	400,000	BOA	3/19/2025	—	(767)
USD	14,765	RON	70,000	GSI	3/19/2025	182	—
USD	52,248	RON	250,000	JPM	3/19/2025	165	—
USD	15,435	RON	75,000	MSI	3/19/2025	—	(190)
USD	151,855	SEK	1,612,000	BARC	3/31/2025	1,890	—
USD	11,119	SGD	15,000	BARC	3/19/2025	12	—
USD	48,562	SGD	65,000	BOA	3/19/2025	431	—
USD	66,477	SGD	90,000	CITI	3/19/2025	—	(167)
USD	55,618	SGD	75,000	GSI	3/19/2025	81	—
USD	14,900	SGD	20,000	MSI	3/19/2025	90	—
USD	1,227,122	SGD	1,640,000	HSBC	3/28/2025	12,192	—
USD	97,670	THB	3,330,000	BARC	3/19/2025	123	—
USD	6,797	THB	230,000	CITI	3/19/2025	59	—
USD	39,621	THB	1,350,000	GSI	3/19/2025	76	—
USD	7,996	THB	270,000	JPM	3/19/2025	87	—
USD	18,760	THB	640,000	MSI	3/19/2025	12	—
USD	622,738	THB	20,820,000	BARC	3/31/2025	12,349	—
USD	226,608	TRY	8,550,000	BARC	3/19/2025	—	(4,549)
USD	158,246	TRY	5,995,000	CITI	3/19/2025	—	(3,834)
USD	13,124	UYU	556,000	HSBC	3/19/2025	62	—
USD	82,096	UYU	3,540,000	CITI	6/18/2025	—	(67)
USD	28,585	UYU	1,240,000	JPM	7/23/2025	—	(36)
USD	59,290	ZAR	1,080,000	BOA	3/19/2025	1,637	—
USD	202,003	ZAR	3,642,000	HSBC	3/19/2025	7,586	—
USD	111,673	ZAR	2,080,000	MSI	3/19/2025	639	—
USD	134,187	ZAR	2,510,000	SSB	3/19/2025	198	—
UYU	556,000	USD	12,813	CITI	3/19/2025	251	—
UYU	1,240,000	USD	27,692	HSBC	7/23/2025	929	—
ZAR	711,000	USD	38,395	CITI	3/19/2025	—	(440)
ZAR	3,937,000	USD	209,312	MSI	3/19/2025	853	—
ZAR	600,000	USD	31,903	SCB	3/19/2025	126	—
ZAR	971,000	USD	52,450	SSB	3/19/2025	—	(616)
39	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ZAR	16,131,000	USD	873,556	HSBC	3/31/2025	—	$(13,303)
						$950,198	$(459,818)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	37,290,000	NOK	NOK NIBOR NIBR	Fixed 4.340%	Annual	Semi-Annual	Jun 2027	$(743)	$22,763	$22,020
Centrally cleared	4,540,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(18,181)	(18,181)
Centrally cleared	11,730,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(46,900)	(46,900)
Centrally cleared	9,520,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(33,734)	(33,734)
Centrally cleared	9,520,000	CNY	Fixed 2.362%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(32,017)	(32,017)
Centrally cleared	250,000	USD	Fixed 3.704%	USD Compounded SOFR	Annual	Annual	May 2029	—	167	167
Centrally cleared	18,910,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(41,148)	(41,148)
Centrally cleared	9,430,000	CNY	Fixed 1.753%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(5,533)	(5,533)
Centrally cleared	130,040,000	INR	Fixed 6.055%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(3,805)	(3,805)
Centrally cleared	208,070,000	INR	Fixed 6.033%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Mar 2030	—	(3,859)	(3,859)
Centrally cleared	125,000	USD	Fixed 3.825%	USD Compounded SOFR	Annual	Annual	Feb 2034	—	(577)	(577)
Centrally cleared	1,120,000	CHF	Fixed 1.009%	CHF SARON Compounded OIS	Annual	Annual	Sep 2029	—	(20,545)	(20,545)
Centrally cleared	1,160,000	CHF	Fixed 0.885%	CHF SARON Compounded OIS	Annual	Annual	Sep 2034	—	(13,444)	(13,444)
Centrally cleared	1,050,000	CHF	Fixed 0.785%	CHF SARON Compounded OIS	Annual	Annual	Dec 2034	—	(5,524)	(5,524)
Centrally cleared	1,340,000	ILS	Fixed 4.154%	ILS TELBOR Reuters	Annual	Quarterly	Mar 2055	—	(1,627)	(1,627)
Centrally cleared	680,000	ILS	Fixed 4.194%	ILS TELBOR Reuters	Annual	Quarterly	Mar 2055	—	(1,443)	(1,443)
Centrally cleared	14,750,000	THB	Fixed 2.273%	THB THOR Compounded OIS	Quarterly	Quarterly	Jun 2035	—	(7,027)	(7,027)
Centrally cleared	14,580,000	THB	Fixed 2.244%	THB THOR Compounded OIS	Quarterly	Quarterly	Jun 2035	—	(5,825)	(5,825)
Centrally cleared	1,405,000	EUR	Fixed 1.660%	EUR EONIA Compounded OIS	Annual	Semi-Annual	Dec 2054	1,204	41,151	42,355
Centrally cleared	470,000	CAD	Fixed 3.273%	CAD CORRA Compounded OIS	Semi-Annual	Semi-Annual	Mar 2055	—	(29,374)	(29,374)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	40

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	910,000	CAD	Fixed 2.910%	CAD CORRA Compounded OIS	Semi-Annual	Semi-Annual	Mar 2055	$717	$(11,756)	$(11,039)
								$1,178	$(218,238)	$(217,060)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Chile	455,000	USD	$455,000	1.000%	Quarterly	Dec 2029	$(9,028)	$(797)	$(9,825)
BARC	Republic of Colombia	240,000	USD	240,000	1.000%	Quarterly	Dec 2029	8,880	(166)	8,714
BOA	Petroleo Brasileiro SA	630,000	USD	630,000	1.000%	Quarterly	Dec 2029	17,283	3,827	21,110
BOA	Republic of Peru	365,000	USD	365,000	1.000%	Quarterly	Dec 2029	(4,450)	711	(3,739)
CITI	Barclays PLC	120,000	EUR	124,356	1.000%	Quarterly	Dec 2029	670	(242)	428
GSI	Emirate of Abu Dhabi	2,220,000	USD	2,220,000	1.000%	Quarterly	Dec 2029	(57,207)	(9,386)	(66,593)
GSI	Government of Malaysia	1,705,000	USD	1,705,000	1.000%	Quarterly	Dec 2029	(46,135)	3,549	(42,586)
GSI	Kingdom of Morocco	435,000	USD	435,000	1.000%	Quarterly	Dec 2029	(934)	(431)	(1,365)
GSI	Kingdom of Saudi Arabia	1,455,000	USD	1,455,000	1.000%	Quarterly	Dec 2029	(24,623)	(3,463)	(28,086)
GSI	People’s Republic of China	2,000,000	USD	2,000,000	1.000%	Quarterly	Dec 2029	(33,713)	(15,501)	(49,214)
GSI	Republic of Colombia	505,000	USD	505,000	1.000%	Quarterly	Dec 2029	18,975	(639)	18,336
GSI	Republic of Indonesia	1,190,000	USD	1,190,000	1.000%	Quarterly	Dec 2029	(16,151)	3,048	(13,103)
GSI	Republic of Indonesia	1,205,000	USD	1,205,000	1.000%	Quarterly	Dec 2029	(16,026)	2,758	(13,268)
GSI	Republic of South Africa	1,410,000	USD	1,410,000	1.000%	Quarterly	Dec 2029	46,565	7,811	54,376
GSI	Republic of South Africa	1,315,000	USD	1,315,000	1.000%	Quarterly	Dec 2029	41,633	9,080	50,713
MSI	Republic of Panama	475,000	USD	475,000	1.000%	Quarterly	Dec 2029	16,228	(937)	15,291
MSI	State of Qatar	2,665,000	USD	2,665,000	1.000%	Quarterly	Dec 2029	(68,674)	(10,696)	(79,370)
MSI	United Mexican States	1,150,000	USD	1,150,000	1.000%	Quarterly	Dec 2029	10,884	(2,454)	8,430
MSI	United Mexican States	5,000	USD	5,000	1.000%	Quarterly	Dec 2029	65	(28)	37
				$19,549,356				$(115,758)	$(13,956)	$(129,714)
Centrally cleared	CDX.EM.42	5,635,000	USD	5,635,000	1.000%	Quarterly	Dec 2029	135,793	(12,220)	123,573
Centrally cleared	CDX.EM.IG.42	2,415,000	USD	2,415,000	1.000%	Quarterly	Dec 2029	(28,134)	(2,590)	(30,724)
Centrally cleared	CDX.NA.HY.43	8,474,600	USD	8,474,600	5.000%	Quarterly	Dec 2029	(677,994)	(52,611)	(730,605)
Centrally cleared	CDX.NA.IG.43	27,435,000	USD	27,435,000	1.000%	Quarterly	Dec 2029	(602,467)	(56,511)	(658,978)
Centrally cleared	iTraxx Europe Crossover Series 42 Version 1	1,312,271	EUR	1,378,902	5.000%	Quarterly	Dec 2029	(119,484)	(13,163)	(132,647)
Centrally cleared	iTraxx Europe Senior Financials Series 42 Version 1	3,170,000	EUR	3,371,359	1.000%	Quarterly	Dec 2029	(61,353)	(8,761)	(70,114)
Centrally cleared	iTraxx Europe Series 42 Version 1	3,880,000	EUR	4,215,036	1.000%	Quarterly	Dec 2029	(85,305)	(7,207)	(92,512)
41	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Sub Financials Series 42 Version 1	2,320,000	EUR	$2,467,187	1.000%	Quarterly	Dec 2029	$8,065	$(13,352)	$(5,287)
				$55,392,084				$(1,430,879)	$(166,415)	$(1,597,294)
				$74,941,440				$(1,546,637)	$(180,371)	$(1,727,008)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	0.666%	155,000	EUR	$169,826	5.000%	Quarterly	Dec 2028	$20,450	$6,569	$27,019
BOA	Anglo American Capital PLC	0.666%	155,000	EUR	170,306	5.000%	Quarterly	Dec 2028	20,366	6,653	27,019
CITI	Danske Bank A/S	1.052%	115,000	EUR	119,174	1.000%	Quarterly	Dec 2029	(295)	251	(44)
					$459,306				$40,521	$13,473	$53,994

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,460,000	Mar 2025	JPM	—	$(54,435)	$(54,435)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	4,570,000	Jun 2025	JPM	—	(50,096)	(50,096)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	930,000	Jun 2025	JPM	—	(5,268)	(5,268)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,230,000	Mar 2025	MSI	—	(30,125)	(30,125)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	5,450,000	Jun 2025	MSI	—	(40,297)	(40,297)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,155,000	Jun 2025	MSI	—	3,273	3,273
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	685,000	Jun 2025	MSI	—	2,476	2,476
								—	$(174,472)	$(174,472)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	42

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	1,155,000	USD	$1,155,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	$(58,136)	$(58,136)
			$1,155,000						—	$(58,136)	$(58,136)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
43	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DB	Deutsche Bank AG
EONIA	Euro Overnight Index Average
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $152,017,525. Net unrealized depreciation aggregated to $7,005,704, of which $2,714,955 related to gross unrealized appreciation and $9,720,659 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	44

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $168,366,555) including $479,303 of securities loaned	$163,692,630
Affiliated investments, at value (Cost $495,560)	495,594
Total investments, at value (Cost $168,862,115)	164,188,224
Swap contracts, at value (net unamortized upfront payment of $201,999)	237,222
Unrealized appreciation on forward foreign currency contracts	950,198
Receivable for futures variation margin	25,735
Dividends and interest receivable	1,280,462
Receivable for fund shares sold	60,716
Receivable for investments sold	1,670,924
Receivable for delayed-delivery securities sold	15,414,868
Receivable for securities lending income	249
Other assets	36,403
Total assets	183,865,001
Liabilities
Payable for sale commitments outstanding, at value (Proceeds received $17,346,483)	17,646,651
Unrealized depreciation on forward foreign currency contracts	459,818
Swap contracts, at value (net unamortized upfront payment of $277,236)	545,550
Payable for centrally cleared swaps	42,570
Foreign currency overdraft, at value (cost $446,638)	448,625
Payable for investments purchased	6,743,137
Payable for delayed-delivery securities purchased	31,100,135
Payable for fund shares repurchased	227,190
Payable upon return of securities loaned	495,493
Payable to affiliates
Accounting and legal services fees	4,433
Transfer agent fees	4,109
Trustees’ fees	47
Other liabilities and accrued expenses	122,539
Total liabilities	57,840,297
Net assets	$126,024,704
Net assets consist of
Paid-in capital	$219,186,694
Total distributable earnings (loss)	(93,161,990)
Net assets	$126,024,704
45	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($30,252,993 ÷ 2,504,580 shares)[1]	$12.08
Class C ($652,349 ÷ 54,204 shares)[1]	$12.04
Class I ($15,401,212 ÷ 1,273,608 shares)	$12.09
Class R6 ($22,581,220 ÷ 1,866,386 shares)	$12.10
Class 1 ($57,136,930 ÷ 4,728,180 shares)	$12.08
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$12.58

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	46

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Interest	$3,184,897
Dividends	374,950
Securities lending	2,572
Less foreign taxes withheld	(21,929)
Total investment income	3,540,490
Expenses
Investment management fees	403,108
Distribution and service fees	57,341
Accounting and legal services fees	12,337
Transfer agent fees	26,842
Trustees’ fees	1,593
Custodian fees	101,191
State registration fees	36,562
Printing and postage	8,304
Professional fees	65,663
Other	9,101
Total expenses	722,042
Less expense reductions	(141,458)
Net expenses	580,584
Net investment income	2,959,906
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(66,092)
Affiliated investments	85
Futures contracts	(404,505)
Forward foreign currency contracts	2,109,355
Swap contracts	(1,679,835)
(40,992)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(3,802,486)
Affiliated investments	45
Futures contracts	386,575
Forward foreign currency contracts	224,415
Swap contracts	743,846
(2,447,605)
Net realized and unrealized loss	(2,488,597)
Increase in net assets from operations	$471,309
47	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$2,959,906	$5,987,465
Net realized loss	(40,992)	(3,733,837)
Change in net unrealized appreciation (depreciation)	(2,447,605)	5,712,139
Increase in net assets resulting from operations	471,309	7,965,767
Distributions to shareholders
From earnings
Class A	(461,036)	(262,375)
Class C	(10,247)	(3,695)
Class I	(248,357)	(186,171)
Class R6	(289,866)	(98,085)
Class 1	(987,287)	(627,771)
Total distributions	(1,996,793)	(1,178,097)
From fund share transactions	3,867,361	(7,730,338)
Total increase (decrease)	2,341,877	(942,668)
Net assets
Beginning of period	123,682,827	124,625,495
End of period	$126,024,704	$123,682,827
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	48

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.24	$11.58	$11.44	$13.66	$13.52
Net investment income[3]	0.27	0.54	0.47	0.35	0.07
Net realized and unrealized gain (loss) on investments	(0.25)	0.21	0.10	(2.30)	0.07
Total from investment operations	0.02	0.75	0.57	(1.95)	0.14
Less distributions
From net investment income	(0.18)	(0.09)	(0.43)	(0.27)	—
Net asset value, end of period	$12.08	$12.24	$11.58	$11.44	$13.66
Total return (%)[4,5]	0.17[6]	6.53	5.31	(14.51)	1.04[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$33	$36	$41	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39[8]	1.35	1.42	1.39	1.53[8]
Expenses including reductions	1.16[8]	1.17	1.17	1.17	1.16[8]
Net investment income	4.53[8]	4.62	4.11	2.88	2.22[8]
Portfolio turnover (%)	72	90	92	142[9]	61[10]

[1]	Six months ended 2-28-25. Unaudited.
[2]	The inception date for Class A shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
49	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.19	$11.57	$11.46	$13.64	$13.52
Net investment income[3]	0.22	0.46	0.38	0.26	0.05
Net realized and unrealized gain (loss) on investments	(0.24)	0.19	0.12	(2.32)	0.07
Total from investment operations	(0.02)	0.65	0.50	(2.06)	0.12
Less distributions
From net investment income	(0.13)	(0.03)	(0.39)	(0.12)	—
Net asset value, end of period	$12.04	$12.19	$11.57	$11.46	$13.64
Total return (%)[4,5]	(0.21)[6]	5.64	4.54	(15.15)	0.89[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.14[8]	2.10	2.17	2.14	2.28[8]
Expenses including reductions	1.91[8]	1.92	1.92	1.92	1.91[8]
Net investment income	3.78[8]	3.92	3.36	2.12	1.52[8]
Portfolio turnover (%)	72	90	92	142[9]	61[10]

[1]	Six months ended 2-28-25. Unaudited.
[2]	The inception date for Class C shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes merger activity.
[10]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	50

CLASS I SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.25	$11.59	$11.43	$13.67	$13.52
Net investment income[3]	0.29	0.57	0.51	0.38	0.07
Net realized and unrealized gain (loss) on investments	(0.25)	0.21	0.10	(2.31)	0.08
Total from investment operations	0.04	0.78	0.61	(1.93)	0.15
Less distributions
From net investment income	(0.20)	(0.12)	(0.45)	(0.31)	—
Net asset value, end of period	$12.09	$12.25	$11.59	$11.43	$13.67
Total return (%)[4]	0.30[5]	6.72	5.54	(14.24)	1.11[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$15	$19	$7	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[7]	1.10	1.17	1.14	1.28[7]
Expenses including reductions	0.91[7]	0.92	0.92	0.92	0.91[7]
Net investment income	4.81[7]	4.88	4.49	3.03	2.11[7]
Portfolio turnover (%)	72	90	92	142[8]	61[9]

[1]	Six months ended 2-28-25. Unaudited.
[2]	The inception date for Class I shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes merger activity.
[9]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
51	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$12.26	$11.59	$11.43	$13.68	$13.52
Net investment income[3]	0.29	0.59	0.53	0.37	0.08
Net realized and unrealized gain (loss) on investments	(0.25)	0.20	0.08	(2.28)	0.08
Total from investment operations	0.04	0.79	0.61	(1.91)	0.16
Less distributions
From net investment income	(0.20)	(0.12)	(0.45)	(0.34)	—
Net asset value, end of period	$12.10	$12.26	$11.59	$11.43	$13.68
Total return (%)[4]	0.35[5]	6.90	5.60	(14.16)	1.18[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$13	$4	$1	$50
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[6]	0.99	1.06	1.03	1.18[6]
Expenses including reductions	0.80[6]	0.81	0.81	0.81	0.81[6]
Net investment income	4.95[6]	5.01	4.64	2.80	2.49[6]
Portfolio turnover (%)	72	90	92	142[7]	61[8]

[1]	Six months ended 2-28-25. Unaudited.
[2]	The inception date for Class R6 shares is 6-4-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 9-1-20 to 8-31-21.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Opportunistic Fixed Income Fund	52

CLASS 1 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$12.24	$11.58	$11.42	$13.67	$13.98	$13.27
Net investment income[2]	0.29	0.58	0.50	0.38	0.36	0.23
Net realized and unrealized gain (loss) on investments	(0.25)	0.20	0.11	(2.30)	0.03	0.94
Total from investment operations	0.04	0.78	0.61	(1.92)	0.39	1.17
Less distributions
From net investment income	(0.20)	(0.12)	(0.45)	(0.33)	(0.70)	(0.46)
Net asset value, end of period	$12.08	$12.24	$11.58	$11.42	$13.67	$13.98
Total return (%)[3]	0.33[4]	6.78	5.58	(14.23)	2.84	9.15
Ratios and supplemental data
Net assets, end of period (in millions)	$57	$62	$64	$63	$36	$41
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08[5]	1.04	1.10	1.08	1.22	1.66[6]
Expenses including reductions	0.85[5]	0.85	0.85	0.85	0.85	0.96[6]
Net investment income	4.85[5]	4.93	4.44	3.16	2.62	1.77
Portfolio turnover (%)	72	90	92	142[7]	61	224[8]

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes interest expense of 0.09% for the year ended August 31, 2020.
[7]	Excludes merger activity.
[8]	Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
53	JOHN HANCOCK Opportunistic Fixed Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Opportunistic Fixed Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek maximum total return, consistent with preservation of capital and prudent investment management.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK Opportunistic Fixed Income Fund	54

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$51,840,009	—	$51,840,009	—
Foreign government obligations	53,376,179	—	53,376,179	—
Corporate bonds	16,682,253	—	16,682,253	—
Convertible bonds	8,995,449	—	8,995,449	—
Term loans	2,721,286	—	2,721,286	—
Collateralized mortgage obligations	5,592,512	—	5,592,512	—
Asset-backed securities	5,926,019	—	5,926,019	—
Common stocks	8,695	—	—	$8,695
Preferred securities	1,664,673	$1,664,673	—	—
Escrow certificates	46	—	—	46
Short-term investments	17,381,103	17,381,103	—	—
Total investments in securities	$164,188,224	$19,045,776	$145,133,707	$8,741
Liabilities
Sale commitments outstanding	$(17,646,651)	—	$(17,646,651)	—
55	JOHN HANCOCK Opportunistic Fixed Income Fund |

	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Derivatives:
Assets
Futures	$255,888	$255,888	—	—
Forward foreign currency contracts	950,198	—	$950,198	—
Swap contracts	425,337	—	425,337	—
Liabilities
Futures	(153,338)	(153,338)	—	—
Forward foreign currency contracts	(459,818)	—	(459,818)	—
Swap contracts	(2,548,019)	—	(2,548,019)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
| JOHN HANCOCK Opportunistic Fixed Income Fund	56

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money
57	JOHN HANCOCK Opportunistic Fixed Income Fund |

market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2025, the fund loaned securities valued at $479,303 and received $495,493 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Foreign currency overdraft, at value in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments
| JOHN HANCOCK Opportunistic Fixed Income Fund	58

designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2025 were $351.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $25,653,466 and a long-term capital loss carryforward of $63,690,189 available to offset future net realized capital gains. These carryforwards do not expire. Availability of a certain amount of the loss carryforwards may be limited in a given year due to I.R.S. Regulations.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, amortization and accretion on debt securities, wash sale loss deferrals and derivative transactions.
59	JOHN HANCOCK Opportunistic Fixed Income Fund |

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is included in Receivable/Payable for centrally-cleared swaps in the Statement of assets and liabilities. Securities pledged by the fund for centrally-cleared transactions, if any, are identified in the Fund’s investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use
| JOHN HANCOCK Opportunistic Fixed Income Fund	60

of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2025, the fund used futures contracts to manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $47.0 million to $57.4 million as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $92.7 million to $120.0 million as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree
61	JOHN HANCOCK Opportunistic Fixed Income Fund |

or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
During the six months ended February 28, 2025, the fund used interest rate swap contracts to manage against changes in interest rates and to manage duration of the fund. The fund held interest rate swaps with total USD notional amounts ranging from $24.0 million to $38.6 million as measured at each quarter end.
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
During the six months ended February 28, 2025, the fund used credit default swap contracts as the buyer to manage against potential credit events. The fund held credit default swaps with total USD notional amounts ranging from $74.9 million to $85.3 million as measured at each quarter end.
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
During the six months ended February 28, 2025, the fund used credit default swap contracts as the seller to gain credit exposure to an issuer or index. The fund held credit default swaps with total USD notional amounts ranging from $340,000 to $459,000 as measured at each quarter end.
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
| JOHN HANCOCK Opportunistic Fixed Income Fund	62

During the six months ended February 28, 2025, the fund used inflation swaps to manage exposure to inflation risk. The fund held inflation swaps with total USD notional amounts ranging from $1.2 million to $7.5 million as measured at each quarter end.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended February 28, 2025, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market. The fund held total return swaps with total USD notional amounts ranging from $13.8 million to $16.5 million as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$255,888	$(153,338)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	950,198	(459,818)
Credit	Swap contracts, at value[2]	Credit default swaps	355,046	(2,028,060)
Interest rate	Swap contracts, at value	Total return swaps	5,749	(180,221)
Interest rate	Swap contracts, at value[2]	Interest rate swaps	64,542	(281,602)
Inflation	Swap contracts, at value	Inflation swaps	—	(58,136)
			$1,631,423	$(3,161,175)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, and swap contracts at value, which represents OTC swaps, are shown separately on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
63	JOHN HANCOCK Opportunistic Fixed Income Fund |

Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$(404,505)	—	$(851,974)	$(1,256,479)
Currency	—	$2,109,355	—	2,109,355
Credit	—	—	(827,861)	(827,861)
Total	$(404,505)	$2,109,355	$(1,679,835)	$25,015
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate	$386,575	—	$462,849	$849,424
Currency	—	$224,415	—	224,415
Credit	—	—	279,729	279,729
Inflation	—	—	1,268	1,268
Total	$386,575	$224,415	$743,846	$1,354,836
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.650% of the first $1 billion of the fund’s aggregate net assets and (b) 0.625% of the fund’s aggregate net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Opportunistic Fixed Income Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
| JOHN HANCOCK Opportunistic Fixed Income Fund	64

fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.80% of average daily net assets for the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$34,677
Class C	964
Class I	17,862
Class	Expense reduction
Class R6	$21,620
Class 1	66,335
Total	$141,458

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.42% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,297 for the six months ended February 28, 2025. Of this amount, $892 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $3,405 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of
65	JOHN HANCOCK Opportunistic Fixed Income Fund |

redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor amounted to $379 and $71 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$38,305	$17,233
Class C	4,386	493
Class I	—	8,738
Class R6	—	378
Class 1	14,650	—
Total	$57,341	$26,842
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	211,520	$2,554,421	477,167	$5,618,768
Distributions reinvested	38,203	460,752	22,132	262,205
Repurchased	(408,240)	(4,942,675)	(954,172)	(11,190,342)
Net decrease	(158,517)	$(1,927,502)	(454,873)	$(5,309,369)
Class C shares
Sold	3,744	$45,473	29,726	$345,258
Distributions reinvested	850	10,247	313	3,695
Repurchased	(34,521)	(411,494)	(70,375)	(820,614)
Net decrease	(29,927)	$(355,774)	(40,336)	$(471,661)
| JOHN HANCOCK Opportunistic Fixed Income Fund	66

	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	443,722	$5,325,566	581,294	$6,788,594
Distributions reinvested	20,596	248,357	15,702	186,171
Repurchased	(429,564)	(5,182,340)	(999,739)	(11,816,661)
Net increase (decrease)	34,754	$391,583	(402,743)	$(4,841,896)
Class R6 shares
Sold	925,597	$11,106,354	849,026	$9,996,208
Distributions reinvested	24,151	289,866	8,272	98,085
Repurchased	(171,538)	(2,063,212)	(137,845)	(1,626,521)
Net increase	778,210	$9,333,008	719,453	$8,467,772
Class 1 shares
Sold	386,652	$4,645,293	900,692	$10,595,957
Distributions reinvested	81,904	987,287	52,971	627,771
Repurchased	(767,862)	(9,206,534)	(1,432,743)	(16,798,912)
Net decrease	(299,306)	$(3,573,954)	(479,080)	$(5,575,184)
Total net increase (decrease)	325,214	$3,867,361	(657,579)	$(7,730,338)
Affiliates of the fund owned 100% of shares of Class 1 on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $86,769,994 and $65,768,317, respectively, for the six months ended February 28, 2025. Purchases and sales of U.S. Treasury obligations aggregated $9,529,998 and $25,158,255, respectively, for the six months ended February 28, 2025.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	49,541	$140,686	$3,520,671	$(3,165,893)	$85	$45	$2,572	—	$495,594

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
67	JOHN HANCOCK Opportunistic Fixed Income Fund |

Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Opportunistic Fixed Income Fund	68

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Opportunistic Fixed Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4293638	476SA 2/25
4/25

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Strategic Income
Opportunities Fund
Fixed income
February 28, 2025

John Hancock
Strategic Income Opportunities Fund

2	Fund’s investments
29	Financial statements
33	Financial highlights
39	Notes to financial statements
1	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |

Fund’s investments
AS OF 2-28-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 11.2%					$316,450,057
(Cost $336,554,784)
U.S. Government 4.4%					123,551,535
U.S. Treasury
Bond	2.000	02-15-50		10,970,000	6,749,550
Bond	2.375	02-15-42		1,770,000	1,323,697
Bond	2.750	11-15-42		10,200,000	7,994,648
Bond	3.000	02-15-49		47,640,000	36,530,203
Bond	3.000	08-15-52		1,430,000	1,083,895
Bond	3.625	02-15-53		8,040,000	6,890,531
Note	1.500	01-31-27		4,253,000	4,058,625
Note	2.625	05-31-27		3,335,000	3,238,077
Note	2.750	08-15-32		31,220,000	28,484,591
Note	3.500	02-15-33		28,420,000	27,197,718
U.S. Government Agency 6.8%					192,898,522
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	02-01-55		9,923,015	10,025,695
30 Yr Pass Thru	6.000	10-01-54		5,654,860	5,835,192
30 Yr Pass Thru	6.000	11-01-54		6,942,057	7,100,524
30 Yr Pass Thru	6.000	01-01-55		11,972,943	12,197,610
30 Yr Pass Thru	6.000	02-01-55		8,480,274	8,737,456
Federal National Mortgage Association
30 Yr Pass Thru	5.500	02-01-54		7,084,174	7,115,416
30 Yr Pass Thru	5.500	03-01-54		10,749,947	10,851,105
30 Yr Pass Thru	5.500	04-01-54		20,902,878	20,981,998
30 Yr Pass Thru	5.500	10-01-54		17,499,743	17,664,417
30 Yr Pass Thru	5.500	10-01-54		7,237,451	7,291,986
30 Yr Pass Thru	5.500	11-01-54		8,028,761	8,111,839
30 Yr Pass Thru	5.500	12-01-54		15,502,901	15,735,989
30 Yr Pass Thru	5.500	01-01-55		11,205,730	11,335,690
30 Yr Pass Thru	5.500	01-01-55		10,315,472	10,460,895
30 Yr Pass Thru	5.500	01-01-55		8,767,434	8,795,140
30 Yr Pass Thru	6.000	01-01-55		8,463,372	8,720,041
Government National Mortgage Association
30 Yr Pass Thru	3.500	06-20-52		9,128,210	8,403,232
30 Yr Pass Thru	4.000	08-20-52		3,393,304	3,211,210
30 Yr Pass Thru	4.000	10-20-52		4,021,636	3,802,053
30 Yr Pass Thru	4.000	11-20-52		4,043,698	3,821,647

30 Yr Pass Thru	4.500	09-20-52		2,780,877	2,699,387
Foreign government obligations 20.4%					$575,358,714
(Cost $627,037,523)
Australia 2.8%					78,843,552
Airservices Australia	2.200	05-15-30	AUD	9,030,000	4,980,103
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	2

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Airservices Australia	5.400	11-15-28	AUD	10,400,000	$6,652,408
New South Wales Treasury Corp.	1.750	03-20-34	AUD	7,730,000	3,691,550
New South Wales Treasury Corp.	2.000	03-08-33	AUD	6,915,000	3,508,122
New South Wales Treasury Corp.	2.250	05-07-41	AUD	8,685,000	3,584,036
New South Wales Treasury Corp.	4.750	09-20-35	AUD	12,090,000	7,321,724
Queensland Treasury Corp. (A)	2.250	11-20-41	AUD	8,435,000	3,389,746
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	15,360,000	9,051,379
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	16,330,000	10,155,358
South Australian Government Financing Authority	1.750	05-24-34	AUD	11,265,000	5,339,608
Treasury Corp. of Victoria	2.250	11-20-34	AUD	5,885,000	2,868,145
Treasury Corp. of Victoria	4.250	12-20-32	AUD	10,490,000	6,304,138
Treasury Corp. of Victoria	4.750	09-15-36	AUD	14,215,000	8,453,035
Treasury Corp. of Victoria	5.000	11-20-40	AUD	6,040,000	3,544,200
Austria 0.1%					3,306,490
Republic of Austria (A)	2.900	02-20-33	EUR	3,130,000	3,306,490
Brazil 1.5%					42,580,206
Federative Republic of Brazil	10.000	01-01-27	BRL	265,850,000	42,580,206
Canada 2.6%					72,694,415
CDP Financial, Inc.	4.200	12-02-30	CAD	6,145,000	4,495,120
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	5,385,000	3,517,307
Government of Canada	0.500	12-01-30	CAD	1,835,000	1,122,067
Government of Canada	1.250	03-01-25	CAD	2,040,000	1,409,930
Government of Canada	3.500	09-01-29	CAD	6,695,000	4,801,612
OMERS Finance Trust	3.250	01-28-35	EUR	2,480,000	2,615,985
OMERS Finance Trust (A)(B)	4.750	03-26-31		3,700,000	3,747,305
Ontario Teachers’ Finance Trust (A)	2.000	04-16-31		10,680,000	9,262,372
Province of Alberta	0.625	04-18-25	EUR	3,045,000	3,150,900
Province of British Columbia	4.200	07-06-33		6,870,000	6,698,084
Province of Ontario	1.350	12-02-30	CAD	18,920,000	11,941,930
Province of Ontario	3.100	01-31-34	EUR	4,245,000	4,467,986
Province of Ontario	3.450	06-02-45	CAD	7,670,000	4,849,847
Province of Quebec	0.200	04-07-25	EUR	3,150,000	3,260,558
Province of Quebec	4.500	09-08-33		7,382,000	7,353,412
China 0.1%					4,100,030
People’s Republic of China	2.690	08-12-26	CNY	29,350,000	4,100,030
Finland 0.3%					9,212,978
Republic of Finland (A)	3.000	09-15-33	EUR	8,675,000	9,212,978
Germany 0.6%					15,807,146
Federal Republic of Germany	2.200	02-15-34	EUR	6,310,000	6,481,875
3	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Germany (continued)
Federal Republic of Germany	2.500	03-13-25	EUR	2,820,000	$2,925,044
Federal Republic of Germany, Zero Coupon	0.000	02-15-31	EUR	4,385,000	4,017,908
Federal Republic of Germany, Zero Coupon	0.000	05-15-35	EUR	2,930,000	2,382,319
India 1.2%					35,192,302
Export-Import Bank of India (A)	3.875	02-01-28		4,745,000	4,627,946
Republic of India	5.220	06-15-25	INR	417,300,000	4,750,482
Republic of India	6.100	07-12-31	INR	190,250,000	2,100,919
Republic of India	6.450	10-07-29	INR	249,710,000	2,834,284
Republic of India	7.100	04-18-29	INR	926,380,000	10,719,666
Republic of India	7.260	02-06-33	INR	424,720,000	4,989,417
Republic of India	7.270	04-08-26	INR	156,200,000	1,795,976
Republic of India	7.380	06-20-27	INR	290,380,000	3,373,612
Indonesia 3.0%					85,593,267
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	2,312,469
Republic of Indonesia	3.050	03-12-51		5,655,000	3,803,861
Republic of Indonesia	3.850	10-15-30		3,730,000	3,552,759
Republic of Indonesia	5.125	04-15-27	IDR	42,431,000,000	2,492,447
Republic of Indonesia	6.375	08-15-28	IDR	216,572,000,000	12,977,271
Republic of Indonesia	6.375	04-15-32	IDR	215,083,000,000	12,685,030
Republic of Indonesia	6.500	07-15-30	IDR	114,639,000,000	6,811,578
Republic of Indonesia	6.500	02-15-31	IDR	245,333,000,000	14,529,316
Republic of Indonesia	6.625	05-15-33	IDR	84,156,000,000	4,965,885
Republic of Indonesia	6.625	02-15-34	IDR	73,967,000,000	4,357,723
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	3,804,477
Republic of Indonesia	8.375	09-15-26	IDR	70,821,000,000	4,397,024
Republic of Indonesia	8.750	05-15-31	IDR	98,845,000,000	6,585,759
Republic of Indonesia	9.000	03-15-29	IDR	35,359,000,000	2,317,668
Ireland 0.1%					2,175,505
Republic of Ireland	1.100	05-15-29	EUR	2,195,000	2,175,505
Japan 1.0%					28,119,661
Government of Japan	2.100	12-20-25	JPY	4,181,700,000	28,119,661
Netherlands 0.2%					6,980,463
BNG Bank NV	3.300	07-17-28	AUD	11,570,000	6,980,463
New Zealand 2.4%					66,309,336
Government of New Zealand	2.750	04-15-25	NZD	21,615,000	12,082,561
Government of New Zealand	3.500	04-14-33	NZD	11,925,000	6,293,141
Government of New Zealand	4.250	05-15-34	NZD	31,975,000	17,670,394
Government of New Zealand	4.250	05-15-36	NZD	5,207,000	2,829,017
Government of New Zealand	4.500	05-15-35	NZD	18,510,000	10,352,669
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	4

	Rate (%)	Maturity date		Par value^	Value
New Zealand (continued)
New Zealand Local Government Funding Agency	2.250	05-15-31	NZD	13,600,000	$6,670,886
New Zealand Local Government Funding Agency	2.750	04-15-25	NZD	8,650,000	4,833,471
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	5,046,000	2,571,586
New Zealand Local Government Funding Agency	4.700	08-01-28	AUD	4,785,000	3,005,611
Norway 1.3%					36,615,400
City of Oslo	3.990	06-11-29	NOK	83,000,000	7,303,011
Kingdom of Norway (A)	1.250	09-17-31	NOK	36,520,000	2,779,004
Kingdom of Norway (A)	2.125	05-18-32	NOK	165,505,000	13,188,268
Kingdom of Norway (A)	3.000	08-15-33	NOK	62,860,000	5,265,136
Kingdom of Norway (A)	3.750	06-12-35	NOK	54,045,000	4,783,852
Kommunalbanken AS	4.250	07-16-25	AUD	5,314,000	3,296,129
Philippines 2.1%					59,305,114
Republic of the Philippines	0.875	05-17-27	EUR	11,425,000	11,303,579
Republic of the Philippines	2.625	08-12-25	PHP	650,685,000	11,069,853
Republic of the Philippines	3.625	09-09-25	PHP	166,195,000	2,834,947
Republic of the Philippines	6.125	08-22-28	PHP	355,260,000	6,155,407
Republic of the Philippines	6.250	02-28-29	PHP	430,000,000	7,494,510
Republic of the Philippines	6.250	01-14-36	PHP	235,000,000	3,992,643
Republic of the Philippines	6.500	05-19-29	PHP	368,460,000	6,467,798
Republic of the Philippines	6.750	09-15-32	PHP	381,080,000	6,850,278
Republic of the Philippines	8.000	09-30-35	PHP	160,300,000	3,136,099
Qatar 0.2%					4,876,032
State of Qatar (A)	4.817	03-14-49		5,250,000	4,876,032
Singapore 0.3%					7,770,154
Republic of Singapore	3.375	09-01-33	SGD	10,035,000	7,770,154
United Arab Emirates 0.1%					2,825,255
Government of Abu Dhabi (A)	3.875	04-16-50		3,590,000	2,825,255
United Kingdom 0.5%					13,051,408
Government of the United Kingdom	3.250	01-31-33	GBP	5,555,000	6,468,451

Government of the United Kingdom	4.125	07-22-29	GBP	5,240,000	6,582,957
Corporate bonds 44.2%					$1,243,071,364
(Cost $1,305,765,590)
Communication services 3.7%					103,952,003
Diversified telecommunication services 0.2%
Cellnex Finance Company SA	2.000	09-15-32	EUR	4,600,000	4,337,280
5	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Entertainment 0.4%
WMG Acquisition Corp. (A)(B)	3.000	02-15-31		12,205,000	$10,875,440
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30		3,005,000	2,718,182
Media 2.0%
Charter Communications Operating LLC	2.800	04-01-31		1,245,000	1,078,740
Charter Communications Operating LLC	5.125	07-01-49		11,630,000	9,455,206
Charter Communications Operating LLC	5.750	04-01-48		4,775,000	4,227,132
LCPR Senior Secured Financing DAC (A)(B)	5.125	07-15-29		3,519,000	2,656,283
News Corp. (A)	3.875	05-15-29		12,265,000	11,598,086
Sirius XM Radio LLC (A)	4.125	07-01-30		10,585,000	9,506,858
Virgin Media Finance PLC (A)	5.000	07-15-30		5,775,000	5,011,389
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		4,360,000	3,878,177
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		9,685,000	9,269,408
Wireless telecommunication services 1.0%
T-Mobile USA, Inc.	2.700	03-15-32		3,420,000	2,956,416
T-Mobile USA, Inc.	2.875	02-15-31		2,415,000	2,154,381
T-Mobile USA, Inc.	3.500	04-15-31		6,935,000	6,409,104
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		12,340,000	10,698,153
Vmed O2 UK Financing I PLC (A)	4.500	07-15-31	GBP	4,190,000	4,545,892
Vmed O2 UK Financing I PLC (A)	5.625	04-15-32	EUR	2,455,000	2,575,876
Consumer discretionary 4.5%					125,509,442
Automobiles 1.4%
Ford Motor Company	3.250	02-12-32		29,333,000	24,483,133
Ford Motor Credit Company LLC	2.900	02-16-28		2,125,000	1,978,954
Ford Motor Credit Company LLC	4.000	11-13-30		1,780,000	1,620,472
Ford Motor Credit Company LLC	5.625	10-09-28	GBP	4,820,000	6,049,277
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (C)	5.700	09-30-30		2,429,000	2,351,996
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (C)	6.500	09-30-28		2,076,000	2,055,976
Hotels, restaurants and leisure 3.1%
Carnival Corp. (A)	5.750	01-15-30	EUR	3,610,000	4,035,698
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		3,925,000	3,477,323
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	6

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		6,835,000	$6,666,561
MGM Resorts International	4.750	10-15-28		465,000	451,676
NCL Corp., Ltd. (A)	6.750	02-01-32		5,785,000	5,913,520
New Red Finance, Inc. (A)	3.500	02-15-29		12,463,000	11,622,293
New Red Finance, Inc. (A)	3.875	01-15-28		7,478,000	7,169,980
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		9,713,000	9,822,427
Travel + Leisure Company (A)	4.500	12-01-29		6,877,000	6,551,569
Yum! Brands, Inc.	3.625	03-15-31		15,705,000	14,230,252
Yum! Brands, Inc.	4.625	01-31-32		5,115,000	4,810,400
Yum! Brands, Inc. (A)	4.750	01-15-30		12,615,000	12,217,935
Consumer staples 2.8%					78,569,441
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		7,170,000	5,796,493
Consumer staples distribution and retail 0.1%
Performance Food Group, Inc. (A)	4.250	08-01-29		3,815,000	3,595,638
Food products 2.5%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		8,760,000	8,695,223
Darling Ingredients, Inc. (A)	6.000	06-15-30		11,230,000	11,257,940
JBS USA LUX SA	3.625	01-15-32		6,420,000	5,776,966
JBS USA LUX SA	5.750	04-01-33		2,157,000	2,192,552
Kraft Heinz Foods Company	4.375	06-01-46		11,400,000	9,533,437
Kraft Heinz Foods Company	6.875	01-26-39		3,945,000	4,437,602
Kraft Heinz Foods Company (A)	7.125	08-01-39		4,290,000	4,942,083
MARB BondCo PLC (A)	3.950	01-29-31		7,961,000	6,848,345
NBM US Holdings, Inc. (A)	7.000	05-14-26		492,000	493,142
Post Holdings, Inc. (A)	4.500	09-15-31		2,600,000	2,373,535
Post Holdings, Inc. (A)	5.500	12-15-29		2,365,000	2,316,875
Post Holdings, Inc. (A)	6.375	03-01-33		10,340,000	10,309,610
Energy 7.9%					222,445,500
Oil, gas and consumable fuels 7.9%
Aker BP ASA (A)	5.125	10-01-34		5,735,000	5,500,850
Cenovus Energy, Inc.	3.500	02-07-28	CAD	3,910,000	2,703,339
Cenovus Energy, Inc.	5.400	06-15-47		5,678,000	5,175,991
Cenovus Energy, Inc.	6.750	11-15-39		17,108,000	18,817,005
Cheniere Energy Partners LP	4.000	03-01-31		14,400,000	13,556,078
Civitas Resources, Inc. (A)	8.750	07-01-31		7,360,000	7,682,474
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		5,660,000	5,911,883
Continental Resources, Inc. (A)	2.875	04-01-32		15,084,000	12,668,792
Continental Resources, Inc. (A)	5.750	01-15-31		8,031,000	8,150,104
7	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	6,145,000	$6,326,849
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	6,970,000	7,725,520
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	7,685,000	7,811,557
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	7,575,000	8,054,414
EQT Corp. (A)	3.625	05-15-31	15,165,000	13,876,001
EQT Corp.	5.750	02-01-34	2,710,000	2,769,714
Long Ridge Energy LLC (A)	8.750	02-15-32	3,185,000	3,197,255
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	5,454,828	4,622,102
Occidental Petroleum Corp.	6.125	01-01-31	5,050,000	5,241,476
Occidental Petroleum Corp.	6.450	09-15-36	1,400,000	1,462,795
Occidental Petroleum Corp.	6.625	09-01-30	8,955,000	9,463,751
Occidental Petroleum Corp.	7.500	05-01-31	2,835,000	3,140,919
Ovintiv, Inc.	6.500	08-15-34	7,955,000	8,409,431
Ovintiv, Inc.	6.500	02-01-38	5,700,000	5,958,610
Pertamina Persero PT (A)	3.100	01-21-30	2,050,000	1,878,511
Pertamina Persero PT (A)	3.650	07-30-29	2,535,000	2,413,005
Petrorio Luxembourg Holding Sarl (A)	6.125	06-09-26	4,445,000	4,454,766
QatarEnergy (A)	2.250	07-12-31	6,285,000	5,402,907
QatarEnergy (A)	3.300	07-12-51	2,295,000	1,592,156
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55	3,885,000	4,003,250
The Williams Companies, Inc.	3.500	11-15-30	865,000	807,618
TransCanada PipeLines, Ltd.	4.100	04-15-30	9,830,000	9,452,675
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65	4,655,000	4,609,147
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82	6,040,000	5,647,876
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30	875,000	810,962
Var Energi ASA (A)	7.500	01-15-28	3,040,000	3,231,131
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	8

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(C)	9.000	09-30-29		6,095,000	$6,199,275
Western Midstream Operating LP	4.050	02-01-30		3,900,000	3,715,311
Financials 8.2%					231,696,849
Banks 6.2%
Asian Development Bank	3.625	01-22-29	NOK	41,000,000	3,589,969
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		15,330,000	15,487,868
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	11,015,000	8,088,783
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (C)	7.625	03-15-35		2,530,000	2,534,959
BNP Paribas SA (8.500% to 8-14-28, then 5 Year CMT + 4.354%) (A)(C)	8.500	08-14-28		780,000	824,916
European Investment Bank	0.250	01-20-32	EUR	9,325,000	8,315,766
European Investment Bank	1.250	02-17-27	NOK	27,800,000	2,341,328
Five Star Bancorp (6.000% to 9-1-27, then Overnight SOFR + 3.290%) (A)	6.000	09-01-32		2,220,000	2,064,600
HSBC Holdings PLC (6.950% to 2-27-32, then 5 Year CMT + 2.635%) (C)	6.950	08-27-31		6,420,000	6,429,887
Independent Bank Group, Inc. (8.375% to 11-15-29, then 3 month CME Term SOFR + 4.605%)	8.375	08-15-34		3,010,000	3,092,775
Inter-American Development Bank	2.700	01-29-26	AUD	3,902,000	2,389,763
Inter-American Development Bank	2.750	10-30-25	AUD	4,210,000	2,587,853
International Bank for Reconstruction & Development	1.200	08-08-34	EUR	12,905,000	11,692,750
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	18,880,000	1,627,395
International Bank for Reconstruction & Development	6.850	04-24-28	INR	376,500,000	4,310,749
International Development Association	1.750	02-17-27	NOK	17,630,000	1,497,432
International Finance Corp.	0.375	09-10-25	NZD	10,410,000	5,728,546
9	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Nordic Investment Bank	4.000	11-04-26	NOK	17,000,000	$1,505,612
Popular, Inc.	7.250	03-13-28		6,295,000	6,535,526
Provident Financial Services, Inc. (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%)	9.000	05-15-34		4,735,000	4,873,808
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	13,720,000	8,683,786
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		6,325,000	6,089,866
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		13,195,000	13,661,415
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(C)	8.125	11-21-29		2,830,000	2,857,035
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	4,445,000	5,408,996
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		8,095,000	8,535,659
The Toronto-Dominion Bank	2.667	09-09-25	CAD	10,534,000	7,264,619
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		9,915,000	10,320,345
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		5,486,000	5,234,351
Webster Financial Corp. (3.875% to 11-1-25, then 3 month CME Term SOFR + 3.690%)	3.875	11-01-30		5,470,000	5,393,598
Wells Fargo & Company (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%)	3.900	07-22-32	EUR	4,280,000	4,609,393
Capital markets 1.1%
MSCI, Inc. (A)	3.250	08-15-33		2,070,000	1,790,300
MSCI, Inc. (A)	3.625	09-01-30		12,045,000	11,168,108
MSCI, Inc. (A)	3.625	11-01-31		6,125,000	5,563,419
MSCI, Inc. (A)	3.875	02-15-31		5,390,000	5,013,179
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (A)(C)	7.000	02-10-30		5,615,000	5,612,804
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	10

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(C)	7.125	08-10-34		2,228,000	$2,228,983
Financial services 0.3%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	6,230,000	5,470,454
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	3,920,000	3,799,815
Insurance 0.6%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	17,470,439
Health care 2.6%					73,211,423
Health care providers and services 2.5%
Centene Corp.	2.500	03-01-31		7,475,000	6,313,071
Centene Corp.	3.000	10-15-30		10,010,000	8,753,964
Centene Corp.	3.375	02-15-30		9,390,000	8,496,948
Centene Corp.	4.625	12-15-29		1,835,000	1,762,462
HCA, Inc.	3.500	09-01-30		28,076,000	26,099,979
HCA, Inc.	5.600	04-01-34		12,590,000	12,699,686
Rede D’Or Finance Sarl (A)	4.500	01-22-30		3,469,000	3,211,850
Rede D’Or Finance Sarl (A)	4.950	01-17-28		2,131,000	2,074,036
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	3,799,427
Industrials 4.2%					117,363,935
Aerospace and defense 1.5%
Airbus SE	1.625	06-09-30	EUR	1,880,000	1,840,300
DAE Funding LLC (A)	3.375	03-20-28		4,955,000	4,687,172
The Boeing Company	5.150	05-01-30		17,115,000	17,135,304
The Boeing Company	5.805	05-01-50		5,275,000	5,088,145
TransDigm, Inc. (A)	7.125	12-01-31		13,050,000	13,456,442
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	2,533,511
Ground transportation 0.4%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		6,160,000	5,710,133
Uber Technologies, Inc.	4.800	09-15-34		4,215,000	4,109,246
Machinery 0.5%
Stanley Black & Decker, Inc. (4.000% to 3-15-25, then 5 Year CMT + 2.657%)	4.000	03-15-60		14,975,000	14,922,119
11	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines 0.8%
American Airlines, Inc. (A)	5.750	04-20-29	13,410,000	$13,335,703
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28	3,584,045	3,339,996
JetBlue Airways Corp. (A)	9.875	09-20-31	3,805,000	4,027,984
United Airlines, Inc. (A)	4.625	04-15-29	2,410,000	2,323,284
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55	6,920,000	7,131,558
Air Lease Corp. (4.125% to 12-15-26, then 5 Year CMT + 3.149%) (C)	4.125	12-15-26	5,080,000	4,871,711
United Rentals North America, Inc.	3.875	02-15-31	8,205,000	7,499,293
United Rentals North America, Inc.	4.000	07-15-30	5,750,000	5,352,034
Information technology 0.4%				12,106,963
IT services 0.2%
Gartner, Inc. (A)	3.750	10-01-30	5,220,000	4,833,882
Technology hardware, storage and peripherals 0.2%
CDW LLC	3.569	12-01-31	1,026,000	927,255
Dell International LLC	8.350	07-15-46	4,893,000	6,345,826
Materials 3.8%				106,206,143
Chemicals 0.2%
Braskem Netherlands Finance BV (A)	4.500	01-31-30	2,749,000	2,344,931
Braskem Netherlands Finance BV (A)(B)	5.875	01-31-50	4,915,000	3,458,009
Construction materials 0.2%
Cemex SAB de CV (A)(B)	3.875	07-11-31	2,310,000	2,065,481
Quikrete Holdings, Inc. (A)	6.750	03-01-33	2,402,000	2,438,582
Containers and packaging 1.2%
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28	3,830,000	3,490,958
Ball Corp.	2.875	08-15-30	15,935,000	13,979,238
Ball Corp.	6.875	03-15-28	8,470,000	8,686,248
Berry Global, Inc. (A)	5.625	07-15-27	3,085,000	3,084,362
Sealed Air Corp. (A)	5.000	04-15-29	3,525,000	3,436,983
Metals and mining 2.2%
Cleveland-Cliffs, Inc. (A)	4.875	03-01-31	1,012,000	912,065
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30	13,087,000	13,100,283
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33	9,350,000	9,388,344
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	12

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		3,955,000	$3,341,665
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		4,847,000	5,037,090
Freeport-McMoRan, Inc.	4.625	08-01-30		3,160,000	3,098,719
Freeport-McMoRan, Inc.	5.400	11-14-34		3,490,000	3,514,769
Freeport-McMoRan, Inc.	5.450	03-15-43		16,820,000	16,029,579
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		8,810,000	8,798,837
Real estate 2.2%					62,188,876
Hotel and resort REITs 0.2%
Host Hotels & Resorts LP	3.375	12-15-29		3,665,000	3,412,451
Host Hotels & Resorts LP	3.500	09-15-30		1,785,000	1,644,737
Specialized REITs 2.0%
American Tower Corp.	4.625	05-16-31	EUR	2,410,000	2,683,099
American Tower Trust I (A)	5.490	03-15-28		6,120,000	6,234,904
SBA Communications Corp.	3.125	02-01-29		9,125,000	8,364,482
SBA Communications Corp.	3.875	02-15-27		15,845,000	15,429,573
SBA Tower Trust (A)	6.599	01-15-28		6,770,000	6,960,395
VICI Properties LP (A)	4.125	08-15-30		8,290,000	7,804,302
VICI Properties LP (A)	4.625	12-01-29		3,320,000	3,226,258
VICI Properties LP	5.125	05-15-32		6,525,000	6,428,675
Utilities 3.9%					109,820,789
Electric utilities 2.0%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		12,250,000	12,519,071
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		1,440,000	1,453,033
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		10,695,000	10,780,474
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		3,465,000	3,624,477
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55		9,050,000	9,067,432
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55		3,610,000	3,655,902
13	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		9,200,000	$9,058,641
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55		6,245,000	6,285,751
Independent power and renewable electricity producers 1.1%
DPL, Inc.	4.125	07-01-25		7,690,000	7,639,607
The AES Corp. (A)	3.950	07-15-30		1,650,000	1,552,868
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		21,125,000	21,555,316
Multi-utilities 0.8%
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		6,045,000	6,101,535
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		1,525,000	1,580,371
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		6,855,000	7,232,688
E.ON SE	0.625	11-07-31	EUR	3,595,000	3,203,601

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55		4,645,000	4,510,022
Convertible bonds 2.4%					$68,872,883
(Cost $64,548,538)
Communication services 0.2%					5,205,288
Media 0.2%
Liberty Media Corp. (A)	2.375	09-30-53		3,535,000	5,205,288
Consumer discretionary 0.4%					12,514,658
Hotels, restaurants and leisure 0.2%
Marriott Vacations Worldwide Corp.	3.250	12-15-27		6,200,000	5,784,600
Specialty retail 0.2%
Burlington Stores, Inc.	1.250	12-15-27		4,965,000	6,730,058
Industrials 0.8%					21,637,661
Ground transportation 0.3%
Uber Technologies, Inc.	0.875	12-01-28		6,626,000	8,216,240
Passenger airlines 0.5%
Air Canada	4.000	07-01-25		4,085,000	4,082,958
American Airlines Group, Inc.	6.500	07-01-25		8,915,000	9,338,463
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	14

	Rate (%)	Maturity date	Par value^	Value
Utilities 1.0%				$29,515,276
Electric utilities 0.5%
The Southern Company (A)	4.500	06-15-27	7,185,000	7,795,725
TXNM Energy, Inc. (A)	5.750	06-01-54	4,520,000	5,613,388
Multi-utilities 0.3%
CenterPoint Energy, Inc.	4.250	08-15-26	8,810,000	9,307,765
Water utilities 0.2%

American Water Capital Corp.	3.625	06-15-26	6,795,000	6,798,398
Municipal bonds 2.2%				$60,342,964
(Cost $61,879,287)
City of Charleston Waterworks & Sewer System Revenue (South Carolina)	5.000	01-01-54	3,925,000	4,273,210
Commonwealth of Massachusetts Transportation Fund Revenue	5.000	06-01-53	2,605,000	2,782,498
Commonwealth of Massachusetts Transportation Fund Revenue	5.000	06-01-54	6,510,000	6,943,975
Massachusetts Development Finance Agency	5.000	09-01-59	1,140,000	1,178,457
Metropolitan Transportation Authority Dedicated Tax Fund (New York)	5.000	11-15-51	5,240,000	5,571,898
New York City Municipal Water Finance Authority	5.250	06-15-53	3,240,000	3,527,204
New York State Dormitory Authority	5.500	07-01-54	2,940,000	3,282,112
Port Authority of New York & New Jersey	5.000	09-01-32	4,215,000	4,631,550
Port Authority of New York & New Jersey	5.000	09-01-36	1,535,000	1,691,042
Salt River Project Agricultural Improvement & Power District (Arizona)	5.000	01-01-54	7,775,000	8,327,642
Salt River Project Agricultural Improvement & Power District (Arizona)	5.250	01-01-54	11,770,000	12,901,337

Texas Water Development Board	4.125	10-15-47	5,270,000	5,232,039
Term loans (D) 7.9%				$222,620,603
(Cost $223,280,098)
Communication services 0.5%				12,982,329
Entertainment 0.5%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	6.329	09-30-31	3,617,000	3,621,521
Delta 2 Lux Sarl, 2024 Term Loan B2 (E)	TBD	09-30-31	1,809,000	1,811,261
15	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
UFC Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.250%)	6.580	11-21-31	7,550,000	$7,549,547
Consumer discretionary 2.7%				76,782,780
Automobile components 0.4%
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	7.074	01-28-32	12,170,000	12,139,575
Hotels, restaurants and leisure 1.9%
Aramark Services, Inc., 2019 Term Loan B4 (1 month CME Term SOFR + 1.750%)	6.324	01-15-27	2,913,000	2,920,283
Aramark Services, Inc., 2024 Term Loan B7 (1 month CME Term SOFR + 2.000%)	6.324	04-06-28	1,614,000	1,618,439
Aramark Services, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	6.324	06-22-30	4,654,076	4,665,711
Carnival Corp., 2025 Term Loan (1 month CME Term SOFR + 2.000%)	6.318	08-08-27	2,493,612	2,488,949
Carnival Corp., 2025 Term Loan (1 month CME Term SOFR + 2.000%)	6.318	10-18-28	3,500,000	3,497,935
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	6.069	11-08-30	6,445,000	6,467,171
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	6.176	03-15-28	6,323,575	6,326,990
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.074	09-20-30	14,234,822	14,159,662
Travel + Leisure Company, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	12-14-29	11,683,196	11,697,799
Specialty retail 0.4%
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.574	01-16-32	10,780,000	10,800,266
Energy 0.5%				13,319,350
Oil, gas and consumable fuels 0.5%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 2.000%)	6.315	02-11-30	7,015,000	7,015,000
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	16

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Long Ridge Energy LLC, Term Loan B (1 month CME Term SOFR + 4.500%)	8.814	02-19-32	6,360,000	$6,304,350
Health care 0.6%				17,097,280
Health care equipment and supplies 0.5%
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	6.574	10-23-28	15,402,825	15,419,306
Pharmaceuticals 0.1%
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%)	6.570	05-19-31	1,685,000	1,677,974
Industrials 2.5%				71,880,618
Aerospace and defense 0.2%
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.829	02-28-31	2,490,655	2,490,829
TransDigm, Inc., 2024 Term Loan (3 month CME Term SOFR + 2.500%)	6.829	01-19-32	2,658,338	2,660,225
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%)	7.079	03-22-30	1,151,300	1,152,256
Commercial services and supplies 0.5%
Clean Harbors, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.074	10-09-28	6,571,260	6,619,756
Gloves Buyer, Inc., 2025 Term Loan (E)	TBD	01-17-32	7,785,000	7,736,344
Construction and engineering 0.3%
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%)	6.074	04-18-31	9,151,070	9,196,825
Passenger airlines 0.8%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	9.305	04-20-28	2,226,875	2,271,969
AS Mileage Plan IP, Ltd., Term Loan B (3 month CME Term SOFR + 2.000%)	6.293	10-15-31	4,488,750	4,492,117
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750%)	9.854	08-27-29	8,231,370	8,243,141
United Airlines, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%)	6.297	02-22-31	7,232,660	7,232,660
17	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services 0.4%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	6.060	10-30-31	11,010,000	$10,941,188
Trading companies and distributors 0.2%
United Rentals North America, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.074	02-14-31	4,692,605	4,728,973
Transportation infrastructure 0.1%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.574	10-31-31	2,983,262	2,980,607
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.250%)	6.574	10-31-31	1,134,738	1,133,728
Information technology 0.6%				16,022,097
Software 0.6%
Clearwater Analytics LLC, 2025 Term Loan B (E)	TBD	02-07-32	6,680,000	6,671,650
Cloud Software Group, Inc., 2024 USD Term Loan (3 month CME Term SOFR + 3.750%)	8.079	03-21-31	9,324,525	9,350,447
Materials 0.2%				5,399,883
Construction materials 0.2%
Quikrete Holdings, Inc., 2025 Term Loan B (E)	TBD	02-10-32	5,410,000	5,399,883
Utilities 0.3%				9,136,266
Electric utilities 0.3%

NRG Energy, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 1.750%)	6.044	04-16-31	9,144,862	9,136,266
Collateralized mortgage obligations 6.1%				$171,191,402
(Cost $168,993,991)
Commercial and residential 3.0%				84,155,481
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	2,079,292	2,019,723
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) (A)(G)	6.233	08-15-41	4,145,000	4,163,282
BX Commercial Mortgage Trust
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	18

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(G)	5.347	12-15-38	4,539,469	$4,535,213
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(G)	5.126	09-15-36	4,135,000	4,109,156
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(G)	5.704	03-15-41	4,150,576	4,155,764
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	4,480,000	4,528,185
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%) (A)(G)	7.951	02-15-41	4,345,000	4,263,550
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) (A)(G)	5.679	12-15-37	3,080,900	3,080,900
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(F)	5.820	10-12-40	3,525,000	3,621,167
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(F)	4.550	04-25-67	3,031,264	3,016,785
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	403,961	397,181
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	2,722,410	2,709,870
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	2,743,106	41,488
Series 2007-4, Class ES IO	0.350	07-19-47	2,832,463	37,217
Series 2007-6, Class ES IO (A)	0.343	08-19-37	3,016,426	52,249
InTown Mortgage Trust
Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) (A)(G)	7.598	08-15-39	4,650,000	4,647,094
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(G)	5.607	05-15-39	6,814,000	6,677,720
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(G)	6.106	05-15-39	9,970,000	9,446,575
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (F)	5.298	11-25-34	596,490	584,692
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) (A)(G)	5.523	02-15-42	3,270,000	3,257,852
ROCK Trust
19	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-CNTR, Class D (A)	7.109	11-13-41	7,650,000	$7,990,541
SCOTT Trust
Series 2023-SFS, Class AS (A)	6.204	03-10-40	2,925,000	2,962,691
Verus Securitization Trust
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	2,413,383	2,416,719
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	4,240,671	4,225,105
Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter) (A)	5.712	01-25-69	1,210,526	1,214,762
U.S. Government Agency 3.1%				87,035,921
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(G)	6.352	04-25-42	2,498,009	2,522,989
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(G)	6.552	05-25-42	3,227,142	3,271,515
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(G)	7.702	05-25-42	5,740,000	6,017,562
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%) (A)(G)	6.502	09-25-42	3,078,095	3,105,982
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(G)	6.852	03-25-52	2,888,294	2,929,827
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(G)	7.852	03-25-42	3,825,000	3,982,501
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%) (A)(G)	7.902	08-25-42	4,825,000	5,087,469
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%) (A)(G)	6.352	03-25-44	9,880,000	10,020,118
Series 2025-HQA1, Class M1 (30 day Average SOFR + 1.150%) (A)(G)	5.488	02-25-45	6,615,000	6,620,168
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%) (A)(G)	5.988	02-25-45	4,900,000	4,900,000
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(G)	11.216	02-25-40	2,456,000	2,651,250
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	20

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%) (A)(G)	10.552	11-25-41	2,610,000	$2,743,530
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(G)	5.352	12-25-41	814,423	813,918
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(G)	6.452	03-25-42	614,631	623,270
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(G)	6.352	03-25-42	1,228,396	1,243,370
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%) (A)(G)	7.352	04-25-42	8,431,000	8,726,085
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(G)	7.102	05-25-42	2,409,895	2,470,890
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(G)	6.853	09-25-42	2,638,545	2,687,200
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(G)	6.753	12-25-42	2,529,093	2,602,771
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%) (A)(G)	8.252	04-25-43	2,960,000	3,170,610
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%) (A)(G)	7.052	07-25-43	4,055,000	4,198,182

Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%) (A)(G)	5.452	02-25-44	6,639,218	6,646,714
Asset-backed securities 1.6%				$44,924,165
(Cost $44,776,625)
Asset-backed securities 1.6%				44,924,165
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	3,420,000	3,401,311
DB Master Finance LLC
Series 2019-1A, Class A2II (A)	4.021	05-20-49	4,493,475	4,450,544
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	4,238,675	4,227,875
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	2,407,086	2,358,583
Home Partners of America Trust
Series 2019-1, Class B (A)	3.157	09-17-39	3,833,770	3,652,644
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (A)	5.636	02-15-55	6,823,000	6,950,660
OCCU Auto Receivables Trust
Series 2022-1A, Class A3 (A)	5.500	10-15-27	3,593,951	3,606,070
21	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	9,032,813	$9,029,049
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	3,557,641	3,562,353
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	3,625,000	3,685,076

	Shares	Value
Preferred securities 1.4%		$38,586,028
(Cost $36,584,650)
Financials 0.2%		5,665,066
Banks 0.2%
Bank of Hawaii Corp., 8.000%	218,875	5,653,541
Huntington Bancshares, Inc., 4.500% (B)	625	11,525
Industrials 0.4%		9,853,254
Aerospace and defense 0.4%
The Boeing Company, 6.000%	164,550	9,853,254
Information technology 0.2%		6,114,339
Technology hardware, storage and peripherals 0.2%
Hewlett Packard Enterprise Company, 7.625%	107,100	6,114,339
Utilities 0.6%		16,953,369
Electric utilities 0.6%
NextEra Energy, Inc., 7.234%	379,950	16,953,369

	Contracts/ Notional amount	Value
Purchased options 0.0%		$248,763
(Cost $303,272)
Calls 0.0%		248,763
Over the Counter Option on the USD vs. CNY (Expiration Date: 11-04-25; Strike Price: $7.40; Counterparty: JPMorgan Chase Bank, N.A.) (H)(I)	26,720,000	248,763

	Yield (%)	Shares	Value
Short-term investments 2.4%			$68,599,081
(Cost $68,596,235)
Short-term funds 2.4%			68,599,081
John Hancock Collateral Trust (J)	4.3522(K)	6,857,371	68,599,081

Total investments (Cost $2,938,320,593) 99.8%	$2,810,266,024
Other assets and liabilities, net 0.2%	5,041,754
Total net assets 100.0%	$2,815,307,778

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	22

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $792,173,110 or 28.1% of the fund’s net assets as of 2-28-25.
(B)	All or a portion of this security is on loan as of 2-28-25.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $16,949,134.
(K)	The rate shown is the annualized seven-day yield as of 2-28-25.
The fund had the following country composition as a percentage of net assets on 2-28-25:
United States	64.0%
Canada	9.3%
Indonesia	3.8%
23	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Australia	2.8%
New Zealand	2.4%
United Kingdom	2.3%
Philippines	2.1%
Supranational	1.8%
Brazil	1.7%
Norway	1.6%
Other countries	8.2%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	24

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	287	Long	Mar 2025	$40,643,539	$39,653,245	$(990,294)
10-Year Canada Government Bond Futures	383	Short	Jun 2025	(32,609,159)	(33,030,524)	(421,365)
10-Year U.S. Treasury Note Futures	1,255	Short	Jun 2025	(137,920,569)	(139,422,656)	(1,502,087)
Euro-BTP Italian Government Bond Futures	346	Short	Mar 2025	(43,871,273)	(43,282,527)	588,746
U.S. Treasury Long Bond Futures	882	Short	Jun 2025	(102,455,258)	(104,158,688)	(1,703,430)
						$(4,028,430)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,120,000	USD	710,892	BNP	3/19/2025	—	$(15,851)
AUD	810,000	USD	503,626	JPM	3/19/2025	—	(962)
AUD	912,000	USD	573,256	MSCS	3/19/2025	—	(7,294)
CAD	950,000	USD	671,243	ANZ	3/19/2025	—	(14,146)
CAD	1,653,915	USD	1,139,854	BARC	3/19/2025	$4,128	—
CAD	1,812,000	USD	1,253,948	BOA	3/19/2025	—	(621)
CAD	956,875	USD	674,885	TD	3/19/2025	—	(13,033)
EUR	17,040,223	JPY	2,769,428,114	ANZ	3/19/2025	—	(738,876)
EUR	268,622,290	JPY	42,970,795,901	CITI	3/19/2025	—	(7,079,450)
EUR	40,959,609	JPY	6,603,536,875	GSI	3/19/2025	—	(1,421,085)
EUR	34,080,446	JPY	5,506,492,244	HUS	3/19/2025	—	(1,262,393)
EUR	34,080,446	JPY	5,485,068,764	JPM	3/19/2025	—	(1,119,834)
EUR	68,160,891	JPY	11,017,572,398	MSCS	3/19/2025	—	(2,555,314)
EUR	32,941,780	JPY	5,256,575,476	RBC	3/19/2025	—	(781,440)
EUR	67,309,201	JPY	10,770,698,422	SSB	3/19/2025	—	(1,796,695)
EUR	33,654,601	JPY	5,373,669,625	UBS	3/19/2025	—	(820,627)
EUR	7,399,298	NOK	86,951,737	BARC	3/19/2025	—	(38,614)
EUR	7,670,263	NOK	89,769,694	JPM	3/19/2025	—	(7,510)
EUR	40,587,368	NOK	475,782,799	MSCS	3/19/2025	—	(107,613)
EUR	45,144,286	USD	47,367,237	BARC	3/19/2025	—	(502,316)
EUR	435,000	USD	451,903	CIBC	3/19/2025	—	(323)
EUR	96,932,800	USD	99,263,986	CITI	3/19/2025	1,363,321	—
EUR	34,175,251	USD	35,863,617	HUS	3/19/2025	—	(385,808)
EUR	3,264,733	USD	3,399,651	JPM	3/19/2025	—	(10,486)
EUR	103,474,265	USD	108,555,854	MSCS	3/19/2025	—	(1,137,762)
EUR	1,758,000	USD	1,834,171	SCB	3/19/2025	—	(9,166)
EUR	67,311,470	USD	70,473,901	SSB	3/19/2025	—	(596,914)
EUR	15,488,505	USD	16,280,463	UBS	3/19/2025	—	(201,628)
25	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	12,318,750	USD	12,847,079	BARC	3/26/2025	—	$(54,137)
GBP	694,924	USD	862,231	BARC	3/19/2025	$11,885	—
GBP	1,122,923	USD	1,414,616	BNP	3/19/2025	—	(2,137)
JPY	2,773,824,491	EUR	17,040,223	ANZ	3/19/2025	768,130	—
JPY	5,479,001,255	EUR	33,828,316	BARC	3/19/2025	1,341,198	—
JPY	12,846,713,955	EUR	80,130,856	CITI	3/19/2025	2,300,761	—
JPY	2,639,219,810	EUR	16,639,734	GSI	3/19/2025	288,185	—
JPY	5,422,212,764	EUR	33,671,154	HUS	3/19/2025	1,126,463	—
JPY	13,567,014,965	EUR	84,130,401	JPM	3/19/2025	2,941,864	—
JPY	18,076,498,546	EUR	112,806,034	MSCS	3/19/2025	3,180,687	—
JPY	10,653,354,295	EUR	66,532,528	RBC	3/19/2025	1,822,129	—
JPY	18,703,232,361	EUR	116,748,448	SSB	3/19/2025	3,258,484	—
JPY	2,765,764,465	EUR	17,040,223	UBS	3/19/2025	714,497	—
JPY	2,769,434,699	SGD	24,901,786	SSB	3/19/2025	—	(10,824)
JPY	1,353,590,906	USD	8,950,971	UBS	3/19/2025	56,212	—
MXN	711,953,351	CAD	49,690,000	RBC	3/26/2025	146,849	—
MXN	218,819,472	USD	10,475,545	MSCS	3/19/2025	147,275	—
MXN	17,000,000	USD	820,360	SSB	3/19/2025	4,923	—
NOK	87,356,615	EUR	7,399,298	CITI	3/19/2025	74,560	—
NOK	87,842,245	EUR	7,444,889	HUS	3/19/2025	70,347	—
NOK	85,634,325	EUR	7,301,612	JPM	3/19/2025	23,058	—
NOK	178,789,929	EUR	15,125,576	MSCS	3/19/2025	171,622	—
NOK	171,485,698	EUR	14,603,224	UBS	3/19/2025	65,386	—
NOK	18,126,333	USD	1,623,446	JPM	3/19/2025	—	(14,116)
NZD	1,402,000	USD	795,782	ANZ	3/19/2025	—	(10,956)
NZD	810,000	USD	456,979	SCB	3/19/2025	—	(3,549)
NZD	604,109	USD	343,213	TD	3/19/2025	—	(5,038)
USD	599,468	AUD	963,043	BNY	3/19/2025	1,831	—
USD	50,289,591	AUD	80,524,029	GSI	3/19/2025	318,621	—
USD	55,917,702	CAD	80,010,353	BARC	3/19/2025	576,020	—
USD	848,004	CAD	1,224,671	SCB	3/19/2025	921	—
USD	2,922,018	CAD	4,167,844	TD	3/19/2025	39,197	—
USD	52,650,973	EUR	50,512,128	CITI	3/19/2025	213,622	—
USD	203,883,342	EUR	197,324,092	HUS	3/19/2025	—	(961,577)
USD	33,308,650	EUR	31,735,651	JPM	3/19/2025	363,423	—
USD	73,401,734	EUR	71,222,100	MSCS	3/19/2025	—	(534,931)
USD	16,375,892	EUR	15,576,594	RBC	3/19/2025	205,610	—
USD	24,501,993	EUR	23,740,700	SSB	3/19/2025	—	(143,562)
USD	220,256,037	EUR	212,828,441	UBS	3/19/2025	—	(684,165)
USD	30,657,505	GBP	24,856,389	JPM	3/19/2025	—	(608,310)
USD	4,572,273	GBP	3,697,151	MSCS	3/19/2025	—	(78,219)
USD	18,542,447	JPY	2,915,419,636	BNY	3/19/2025	—	(857,594)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	26

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	8,950,971	JPY	1,331,701,754	CITI	3/19/2025	$89,445	—
USD	8,076,572	JPY	1,248,507,998	UBS	3/19/2025	—	$(231,359)
USD	12,321,250	JPY	1,841,582,817	BARC	3/26/2025	56,971	—
USD	12,321,250	JPY	1,836,418,242	UBS	3/26/2025	91,365	—
USD	15,587,999	MXN	325,798,926	BARC	3/19/2025	—	(228,251)
USD	15,719,643	MXN	325,798,926	GSI	3/19/2025	—	(96,607)
USD	21,650,542	MXN	444,733,417	SSB	3/19/2025	60,493	—
USD	946,682	NOK	10,646,000	BMO	3/19/2025	1,486	—
USD	15,865,193	NOK	179,688,775	SSB	3/19/2025	—	(88,307)
USD	29,390,765	NZD	52,031,394	MSCS	3/19/2025	264,094	—
USD	47,779,672	SGD	64,099,536	CITI	3/19/2025	314,825	—
USD	47,779,672	SGD	64,061,169	HUS	3/19/2025	343,235	—
USD	22,921,285	SGD	30,828,555	MSCS	3/19/2025	93,153	—
USD	31,659,231	SGD	42,539,876	UBS	3/19/2025	159,023	—
						$23,075,299	$(25,239,400)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Chinese Yuan	JPM	USD	7.65	Nov 2025	26,720,000	$146,426	$(110,514)
						$146,426	$(110,514)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
BNP	BNP Paribas
27	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

BNY	The Bank of New York Mellon
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
At 2-28-25, the aggregate cost of investments for federal income tax purposes was $2,964,409,916. Net unrealized depreciation aggregated to $160,300,511, of which $25,887,567 related to gross unrealized appreciation and $186,188,078 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	28

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,869,724,358) including $16,634,508 of securities loaned	$2,741,666,943
Affiliated investments, at value (Cost $68,596,235)	68,599,081
Total investments, at value (Cost $2,938,320,593)	2,810,266,024
Unrealized appreciation on forward foreign currency contracts	23,075,299
Foreign currency, at value (Cost $1,344,189)	1,326,153
Collateral held at broker for futures contracts	8,016,000
Collateral segregated at custodian for OTC derivative contracts	11,290,000
Dividends and interest receivable	25,010,364
Receivable for fund shares sold	1,641,288
Receivable for investments sold	26,035,591
Receivable for securities lending income	11,343
Other assets	162,799
Total assets	2,906,834,861
Liabilities
Unrealized depreciation on forward foreign currency contracts	25,239,400
Written options, at value (Premiums received $146,426)	110,514
Payable for futures variation margin	1,175,951
Due to custodian	2,469,783
Distributions payable	96,872
Payable for investments purchased	41,490,930
Payable for fund shares repurchased	3,408,213
Payable upon return of securities loaned	17,000,198
Payable to affiliates
Investment management fees	728
Accounting and legal services fees	101,396
Transfer agent fees	115,003
Distribution and service fees	580
Trustees’ fees	1,286
Other liabilities and accrued expenses	316,229
Total liabilities	91,527,083
Net assets	$2,815,307,778
Net assets consist of
Paid-in capital	$3,337,820,686
Total distributable earnings (loss)	(522,512,908)
Net assets	$2,815,307,778
29	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 2-28-25 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($253,123,888 ÷ 25,107,725 shares)[1]	$10.08
Class C ($15,867,067 ÷ 1,573,714 shares)[1]	$10.08
Class I ($1,070,512,547 ÷ 106,180,332 shares)	$10.08
Class R2 ($3,226,979 ÷ 319,819 shares)	$10.09
Class R6 ($143,716,801 ÷ 14,243,663 shares)	$10.09
Class NAV ($1,328,860,496 ÷ 131,861,129 shares)	$10.08
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.50

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	30

STATEMENT OF OPERATIONS For the six months ended 2-28-25 (unaudited)

Investment income
Interest	$69,197,213
Dividends	922,295
Dividends from affiliated investments	873,991
Securities lending	56,221
Less foreign taxes withheld	(679,579)
Total investment income	70,370,141
Expenses
Investment management fees	9,490,952
Distribution and service fees	484,404
Accounting and legal services fees	290,828
Transfer agent fees	797,054
Trustees’ fees	37,401
Custodian fees	299,627
State registration fees	42,729
Printing and postage	63,066
Professional fees	133,427
Other	47,365
Total expenses	11,686,853
Less expense reductions	(710,923)
Net expenses	10,975,930
Net investment income	59,394,211
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(45,299,587)
Affiliated investments	19,014
Futures contracts	9,679,128
Forward foreign currency contracts	36,940,765
Written options	(35,878)
1,303,442
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(19,824,635)
Affiliated investments	11,367
Futures contracts	(5,892,845)
Forward foreign currency contracts	4,480,179
Written options	35,912
(21,190,022)
Net realized and unrealized loss	(19,886,580)
Increase in net assets from operations	$39,507,631
31	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-25 (unaudited)	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$59,394,211	$122,978,086
Net realized gain (loss)	1,303,442	(86,570,531)
Change in net unrealized appreciation (depreciation)	(21,190,022)	191,435,999
Increase in net assets resulting from operations	39,507,631	227,843,554
Distributions to shareholders
From earnings
Class A	(4,113,872)	(8,685,287)
Class C	(217,005)	(558,020)
Class I	(19,699,484)	(43,605,620)
Class R2	(48,438)	(99,001)
Class R6	(2,605,473)	(5,421,244)
Class NAV	(23,817,172)	(48,413,849)
Total distributions	(50,501,444)	(106,783,021)
From fund share transactions	(167,694,409)	(469,772,665)
Total decrease	(178,688,222)	(348,712,132)
Net assets
Beginning of period	2,993,996,000	3,342,708,132
End of period	$2,815,307,778	$2,993,996,000
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	32

Financial highlights
CLASS A SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.12	$9.72	$9.84	$11.37	$10.99	$10.67
Net investment income[2]	0.19	0.36	0.31	0.26	0.24	0.25
Net realized and unrealized gain (loss) on investments	(0.07)	0.35	(0.09)	(1.45)	0.40	0.28
Total from investment operations	0.12	0.71	0.22	(1.19)	0.64	0.53
Less distributions
From net investment income	(0.16)	(0.31)	(0.34)	(0.34)	(0.26)	(0.21)
Net asset value, end of period	$10.08	$10.12	$9.72	$9.84	$11.37	$10.99
Total return (%)[3,4]	1.19[5]	7.44	2.33	(10.66)	5.88	5.01
Ratios and supplemental data
Net assets, end of period (in millions)	$253	$268	$298	$326	$396	$332
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[6]	1.13	1.13	1.11	1.10	1.12
Expenses including reductions	1.08[6]	1.09	1.08	1.06	1.07	1.09
Net investment income	3.79[6]	3.67	3.22	2.43	2.16	2.40
Portfolio turnover (%)	34	37	47	36	71	73

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
33	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.12	$9.72	$9.85	$11.37	$10.99	$10.67
Net investment income[2]	0.15	0.29	0.24	0.18	0.16	0.18
Net realized and unrealized gain (loss) on investments	(0.07)	0.35	(0.09)	(1.44)	0.40	0.27
Total from investment operations	0.08	0.64	0.15	(1.26)	0.56	0.45
Less distributions
From net investment income	(0.12)	(0.24)	(0.28)	(0.26)	(0.18)	(0.13)
Net asset value, end of period	$10.08	$10.12	$9.72	$9.85	$11.37	$10.99
Total return (%)[3,4]	0.83[5]	6.69	1.52	(11.19)	5.04	4.38
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$19	$28	$43	$78	$147
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83[6]	1.83	1.83	1.81	1.80	1.82
Expenses including reductions	1.78[6]	1.79	1.78	1.76	1.77	1.79
Net investment income	3.08[6]	2.95	2.50	1.69	1.42	1.71
Portfolio turnover (%)	34	37	47	36	71	73

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	34

CLASS I SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.12	$9.72	$9.84	$11.37	$10.99	$10.67
Net investment income[2]	0.20	0.39	0.34	0.29	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.07)	0.35	(0.09)	(1.45)	0.40	0.27
Total from investment operations	0.13	0.74	0.25	(1.16)	0.68	0.56
Less distributions
From net investment income	(0.17)	(0.34)	(0.37)	(0.37)	(0.30)	(0.24)
Net asset value, end of period	$10.08	$10.12	$9.72	$9.84	$11.37	$10.99
Total return (%)[3]	1.34[4]	7.76	2.54	(10.30)	6.10	5.42
Ratios and supplemental data
Net assets, end of period (in millions)	$1,071	$1,192	$1,410	$1,746	$2,009	$1,961
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[5]	0.83	0.83	0.81	0.80	0.82
Expenses including reductions	0.78[5]	0.79	0.78	0.76	0.77	0.79
Net investment income	4.08[5]	3.96	3.51	2.73	2.45	2.70
Portfolio turnover (%)	34	37	47	36	71	73

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
35	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.13	$9.72	$9.85	$11.38	$11.00	$10.68
Net investment income[2]	0.19	0.35	0.30	0.25	0.23	0.25
Net realized and unrealized gain (loss) on investments	(0.08)	0.36	(0.10)	(1.45)	0.40	0.27
Total from investment operations	0.11	0.71	0.20	(1.20)	0.63	0.52
Less distributions
From net investment income	(0.15)	(0.30)	(0.33)	(0.33)	(0.25)	(0.20)
Net asset value, end of period	$10.09	$10.13	$9.72	$9.85	$11.38	$11.00
Total return (%)[3]	1.14[4]	7.46	2.14	(10.71)	5.79	4.92
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$3	$3	$5	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22[5]	1.21	1.22	1.18	1.19	1.19
Expenses including reductions	1.17[5]	1.16	1.17	1.13	1.16	1.17
Net investment income	3.71[5]	3.60	3.12	2.36	2.07	2.34
Portfolio turnover (%)	34	37	47	36	71	73

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	36

CLASS R6 SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.13	$9.72	$9.85	$11.38	$11.00	$10.67
Net investment income[2]	0.21	0.40	0.35	0.30	0.29	0.30
Net realized and unrealized gain (loss) on investments	(0.07)	0.36	(0.10)	(1.45)	0.40	0.28
Total from investment operations	0.14	0.76	0.25	(1.15)	0.69	0.58
Less distributions
From net investment income	(0.18)	(0.35)	(0.38)	(0.38)	(0.31)	(0.25)
Net asset value, end of period	$10.09	$10.13	$9.72	$9.85	$11.38	$11.00
Total return (%)[3]	1.39[4]	7.98	2.65	(10.28)	6.30	5.54
Ratios and supplemental data
Net assets, end of period (in millions)	$144	$150	$159	$173	$226	$232
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[5]	0.72	0.72	0.70	0.70	0.70
Expenses including reductions	0.68[5]	0.67	0.67	0.65	0.67	0.68
Net investment income	4.20[5]	4.08	3.63	2.83	2.55	2.82
Portfolio turnover (%)	34	37	47	36	71	73

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
37	JOHN HANCOCK Strategic Income Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-25[1]	8-31-24	8-31-23	8-31-22	8-31-21	8-31-20
Per share operating performance
Net asset value, beginning of period	$10.11	$9.71	$9.84	$11.37	$10.99	$10.66
Net investment income[2]	0.21	0.40	0.35	0.30	0.29	0.30
Net realized and unrealized gain (loss) on investments	(0.06)	0.35	(0.10)	(1.45)	0.40	0.28
Total from investment operations	0.15	0.75	0.25	(1.15)	0.69	0.58
Less distributions
From net investment income	(0.18)	(0.35)	(0.38)	(0.38)	(0.31)	(0.25)
Net asset value, end of period	$10.08	$10.11	$9.71	$9.84	$11.37	$10.99
Total return (%)[3]	1.49[4]	7.89	2.65	(10.28)	6.31	5.56
Ratios and supplemental data
Net assets, end of period (in millions)	$1,329	$1,361	$1,444	$1,638	$2,159	$1,982
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[5]	0.72	0.71	0.69	0.69	0.69
Expenses including reductions	0.67[5]	0.67	0.66	0.65	0.66	0.66
Net investment income	4.21[5]	4.09	3.64	2.84	2.57	2.83
Portfolio turnover (%)	34	37	47	36	71	73

[1]	Six months ended 2-28-25. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Strategic Income Opportunities Fund	38

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
39	JOHN HANCOCK Strategic Income Opportunities Fund |

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$316,450,057	—	$316,450,057	—
Foreign government obligations	575,358,714	—	575,358,714	—
Corporate bonds	1,243,071,364	—	1,243,071,364	—
Convertible bonds	68,872,883	—	68,872,883	—
Municipal bonds	60,342,964	—	60,342,964	—
Term loans	222,620,603	—	222,620,603	—
Collateralized mortgage obligations	171,191,402	—	171,191,402	—
Asset-backed securities	44,924,165	—	44,924,165	—
Preferred securities	38,586,028	$38,586,028	—	—
Purchased options	248,763	—	248,763	—
Short-term investments	68,599,081	68,599,081	—	—
Total investments in securities	$2,810,266,024	$107,185,109	$2,703,080,915	—
Derivatives:
Assets
Futures	$588,746	$588,746	—	—
| JOHN HANCOCK Strategic Income Opportunities Fund	40

	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$23,075,299	—	$23,075,299	—
Liabilities
Futures	(4,617,176)	$(4,617,176)	—	—
Forward foreign currency contracts	(25,239,400)	—	(25,239,400)	—
Written options	(110,514)	—	(110,514)	—
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
41	JOHN HANCOCK Strategic Income Opportunities Fund |

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of February 28, 2025, the fund loaned securities valued at $16,634,508 and received $17,000,198 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
| JOHN HANCOCK Strategic Income Opportunities Fund	42

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2025, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2025 were $8,370.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, the fund has a short-term capital loss carryforward of $121,806,605 and a long-term capital loss carryforward of $229,930,227 available to offset future net realized capital gains. These carryforwards do not expire.
As of August 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
43	JOHN HANCOCK Strategic Income Opportunities Fund |

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, amortization and accretion on debt securities, derivative transactions and foreign currency transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and
| JOHN HANCOCK Strategic Income Opportunities Fund	44

contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2025, the fund used futures contracts to manage duration of the fund and to gain exposure to foreign currencies. The fund held futures contracts with USD notional values ranging from $300.4 million to $359.5 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $2.3 billion to $3.2 billion, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or
45	JOHN HANCOCK Strategic Income Opportunities Fund |

offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the six months ended February 28, 2025, the fund used purchased options contracts to manage against changes in foreign currency exchange rates. The fund held purchased options contracts with market values ranging up to $248,800, as measured at each quarter end.
During the six months ended February 28, 2025, the fund wrote option contracts to manage against changes in foreign currency exchange rates. The fund held written option contracts with market values ranging up to $110,500, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$588,746	$(4,617,176)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	23,075,299	(25,239,400)
Currency	Unaffiliated investments, at value[2]	Purchased options	248,763	—
Currency	Written options, at value	Written options	—	(110,514)
			$23,912,808	$(29,967,090)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund’s investments.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$9,679,128	—	—	$9,679,128
Currency	$(241,397)	—	$36,940,765	$(35,878)	36,663,490
Total	$(241,397)	$9,679,128	$36,940,765	$(35,878)	$46,342,618
| JOHN HANCOCK Strategic Income Opportunities Fund	46

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Total
Interest rate	—	$(5,892,845)	—	—	$(5,892,845)
Currency	$(54,509)	—	$4,480,179	$35,912	4,461,582
Total	$(54,509)	$(5,892,845)	$4,480,179	$35,912	$(1,431,263)

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of the fund’s aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund’s aggregate daily net assets; (c) 0.600% of the next $4 billion of the fund’s aggregate daily net assets; (d) 0.590% of the next $4.5 billion of the fund’s aggregate daily net assets; and (e) 0.575% of the fund’s aggregate daily net assets in excess of $12 billion. Aggregate net assets include the net assets of 1) the fund and 2) Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.04% of the fund’s average daily net assets. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
47	JOHN HANCOCK Strategic Income Opportunities Fund |

fund. During the six months ended February 28, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$63,821
Class C	4,330
Class I	279,395
Class R2	771
Class	Expense reduction
Class R6	$35,813
Class NAV	326,793
Total	$710,923

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2025, were equivalent to a net annual effective rate of 0.61% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $56,345 for the six months ended February 28, 2025. Of this amount, $8,304 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $48,041 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $500,000 or more, and redeemed within 18 months of purchase are subject to a 0.75% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2025, CDSCs received by the Distributor amounted to $1,430 and $686 for Class A and Class C shares, respectively.
| JOHN HANCOCK Strategic Income Opportunities Fund	48

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$388,726	$145,726
Class C	87,995	9,899
Class I	—	638,533
Class R2	7,683	61
Class R6	—	2,835
Total	$484,404	$797,054
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2025 and for the year ended August 31, 2024 were as follows:
	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,402,545	$14,143,064	3,179,707	$31,197,818
Distributions reinvested	397,248	4,002,203	858,689	8,434,850
Repurchased	(3,202,853)	(32,236,986)	(8,193,514)	(80,271,742)
Net decrease	(1,403,060)	$(14,091,719)	(4,155,118)	$(40,639,074)
Class C shares
Sold	63,208	$634,477	270,020	$2,652,660
Distributions reinvested	21,249	214,113	55,979	549,382
Repurchased	(414,792)	(4,177,901)	(1,291,979)	(12,664,237)
Net decrease	(330,335)	$(3,329,311)	(965,980)	$(9,462,195)
49	JOHN HANCOCK Strategic Income Opportunities Fund |

	Six Months Ended 2-28-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	11,073,384	$111,826,998	28,710,679	$281,716,137
Distributions reinvested	1,910,557	19,248,606	4,331,825	42,542,600
Repurchased	(24,644,432)	(248,314,260)	(60,314,133)	(590,383,048)
Net decrease	(11,660,491)	$(117,238,656)	(27,271,629)	$(266,124,311)
Class R2 shares
Sold	29,740	$299,744	39,474	$388,307
Distributions reinvested	4,678	47,174	9,783	96,234
Repurchased	(24,844)	(250,240)	(89,554)	(878,274)
Net increase (decrease)	9,574	$96,678	(40,297)	$(393,733)
Class R6 shares
Sold	1,213,388	$12,234,766	3,259,271	$31,971,991
Distributions reinvested	257,117	2,592,936	548,674	5,394,478
Repurchased	(2,009,740)	(20,235,170)	(5,402,012)	(52,948,394)
Net decrease	(539,235)	$(5,407,468)	(1,594,067)	$(15,581,925)
Class NAV shares
Sold	2,435,789	$24,447,762	3,682,859	$36,269,581
Distributions reinvested	2,364,150	23,817,172	4,929,714	48,413,849
Repurchased	(7,561,550)	(75,988,867)	(22,722,393)	(222,254,857)
Net decrease	(2,761,611)	$(27,723,933)	(14,109,820)	$(137,571,427)
Total net decrease	(16,685,158)	$(167,694,409)	(48,136,911)	$(469,772,665)
Affiliates of the fund owned 5% and 86% of shares of Class R6 and Class NAV, respectively, on February 28, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $969,624,394 and $968,077,715, respectively, for the six months ended February 28, 2025. Purchases and sales of U.S. Treasury obligations aggregated $0 and $91,055,776, respectively, for the six months ended February 28, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2025, funds within the John Hancock group of funds complex held 40.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.3%
| JOHN HANCOCK Strategic Income Opportunities Fund	50

Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.6%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.5%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	6,857,371	$75,850,038	$551,362,690	$(558,644,028)	$19,014	$11,367	$930,212	—	$68,599,081

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
51	JOHN HANCOCK Strategic Income Opportunities Fund |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4278806	356SA 2/25
4/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 17, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 17, 2025